[X] As Filed with the Securities and Exchange Commission on January 7, 2004
                                                      Registration No. 333-_____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___
                       [ ] Post-Effective Amendment No. __

                           THE UNIVERSAL INSTITUTIONAL
                                   FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 548-7786

                                   ----------

                                Ronald E. Robison
                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   Copies to:

          Stuart M. Strauss                         Cathy G. O'Kelly
    Mayer, Brown, Rowe & Maw LLP         Vedder, Price, Kaufman & Kammholz, P.C.
           1675 Broadway                         222 North LaSalle Street
      New York, New York 10019                    Chicago, Illinois 60601

                                   ----------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

       It is proposed that this filing will become effective on February 6, 2004 pursuant to Rule 488.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                           LSA VARIABLE SERIES TRUST

              LSA Value Equity Fund     LSA Mid Cap Value Fund
              LSA Basic Value Fund      LSA Diversified Mid-Cap
                                        Fund
              LSA Blue Chip Fund        LSA Aggressive Growth
                                        Fund
              LSA Equity Growth Fund    LSA Emerging Growth
                                        Equity Fund
              LSA Capital Appreciation
              Fund                      LSA Balanced Fund
              LSA Capital Growth Fund

                               3100 Sanders Road
                          Northbrook, Illinois 60062

                                                                         , 2004

Dear Contract Owner:

   Enclosed is a combined Proxy Statement/Prospectus for each fund of the LSA Variable Series Trust (the "Trust") in which your variable annuity contract or variable life insurance policy holds an interest as of January 12, 2004. The combined Proxy Statement/Prospectus contains an important proposal for you to consider. You are eligible to provide voting instructions on how to vote on this proposal because shares of one of more of the funds were beneficially held through your variable annuity contract or variable life insurance policy on January 12, 2004.

   The Board of Trustees of the Trust determined that action should be taken with regard to the Trust due to the likelihood of discontinued subsidies of expenses by the manager. In light of the small asset size of the Trust funds and the likelihood of discontinued subsidies of expenses, the Board of Trustees believes that on a long-term basis the Trust may not continue to be a competitive investment option. The various funds of the Trust have not been able to reach critical asset size or economies of scale, particularly if the seed capital deposited by the manager were to be withdrawn. After reviewing the prospects for growth in asset size, the Board determined that the best course of action was to reorganize each Trust fund into another fund with similar investment objectives and policies.

   Under the proposed reorganizations, if approved by the shareholders, shares of each Trust fund will be exchanged for an equal value of shares of the acquiring fund, which will result in your holding beneficially through your variable contract shares of the acquiring fund. Under the terms of the proposed reorganization you will not pay any costs associated with effecting the reorganizations.

   Although we are disappointed that the Trust funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that contract owners will be well served by the proposed reorganizations, which will allow them to continue their variable contracts with similar underlying investment vehicles.

   The enclosed materials provide more information about the proposal. Your voting instructions are important to us, no matter how many shares are held through your contract. After you review the enclosed materials, we ask that you provide voting instructions FOR the proposed reorganization. Please provide voting instructions for the proposal by completing, dating and signing your voting instruction form, and mailing it to us today. You can also communicate voting instructions by telephone or by the Internet.

   Thank you for your continued support.

                                          Sincerely,

                                          John R. Hunter
                                          President

                            LSA EQUITY GROWTH FUND
                            LSA CAPITAL GROWTH FUND
                              LSA BLUE CHIP FUND
                            LSA MID CAP VALUE FUND
                         LSA DIVERSIFIED MID-CAP FUND

                             QUESTIONS AND ANSWERS

                         YOUR VOTE IS VERY IMPORTANT!

   While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposal, which will require your vote.

Q. What are shareholders being asked to vote on at the upcoming special meeting on March 26, 2004?

A. The Board of Trustees of the LSA Variable Series Trust has called a special meeting of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund, at which you will be asked to vote on a reorganization (the "Reorganization") of your Fund into a series of The Universal Institutional Funds, Inc., which are advised by Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management (the "Adviser"). LSA Asset Management LLC ("LSAAM"), the manager of your Fund, has recommended this Reorganization based upon its determination that the Trust may not continue to be a competitive long-term investment option for variable products issued by Allstate Life Insurance Company and its affiliated insurance companies. Although LSAAM has subsidized the Trust's expenses since inception, your Fund has yet to reach critical asset size and LSAAM anticipates that the subsidies of the Trust's expenses will be discontinued when the current expense limitation agreement expires on April 30, 2004. As a result, LSAAM recommended the reorganization of each series of the LSA Variable Series Trust into a comparable fund that is offered as an underlying investment option for variable annuity contracts or variable life insurance policies issued by Allstate Life Insurance Company or its affiliated insurance companies.

   Following the Reorganization, your assets will be managed in accordance with the investment objectives, policies and strategies of a corresponding series of The Universal Institutional Funds, Inc.--the UIF Equity Growth Portfolio for the LSA Equity Growth Fund, LSA Capital Growth Fund and LSA Blue Chip Fund, and the UIF U.S. Mid Cap Value Portfolio for the LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund. Your Fund will be terminated. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed reorganization and for a more complete description of the UIF Equity Growth Portfolio and/or the UIF U.S. Mid Cap Value Portfolio, as applicable.

Q. Why did the Board of Trustees approve the Reorganization?

A. The Board of Trustees unanimously approved the Reorganization for a number of reasons. Based upon your Fund's small size and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without subsidies from LSAAM. As a result, the Board concluded that your Fund may not continue to be a competitive investment vehicle on a long-term basis. The Board, in considering the various options available to the Fund, concluded that a reorganization into a corresponding series of The Universal Institutional Funds, Inc. was in the best interests of the Fund and its shareholders.

   The Board recommends that you vote FOR the Reorganization.

Q. How do the investment objectives and policies of the LSA Equity Growth Fund, the LSA Capital Growth Fund and the LSA Blue Chip Fund compare with the UIF Equity Growth Portfolio?

A. Each of the LSA Equity Growth Fund, LSA Capital Growth Fund and the LSA Blue Chip Fund has similar investment objectives and substantially similar investment policies as the UIF Equity Growth Portfolio.

Q. How do the investment objectives and policies of the LSA Mid Cap Value Fund compare with the UIF U.S. Mid Cap Value Portfolio?

A. The LSA Mid Cap Value Fund and the UIF U.S. Mid Cap Value Portfolio have substantially similar investment objectives and policies. In addition, the investment adviser and the portfolio managers investing the assets will not change.

Q. How do the investment objectives and policies of the LSA Diversified Mid-Cap Fund compare with the UIF U.S. Mid Cap Value Portfolio?

A. The LSA Diversified Mid-Cap Fund and the UIF U.S. Mid Cap Value Portfolio have similar investment objectives and substantially similar investment policies.

   The objective of the LSA Diversified Mid-Cap Fund is to seek long-term growth of capital by investing in securities of companies with medium market capitalizations. The objective of the UIF U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

   In seeking these objectives, each fund primarily invests in mid cap companies. The LSA Diversified Mid-Cap Fund is not constrained by a particular investment style and, at any given time, may buy "value" or "growth" stocks or a combination of both types. In comparison, the UIF U.S. Mid Cap Value Portfolio employs a "value" style, which means that the UIF U.S. Mid Cap Value Portfolio seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook.

   If the Reorganization is approved, your investment adviser and portfolio managers will change.

Q. What are the advantages for contract owners with a beneficial interest in the LSA Funds?

A. Combining the two funds will benefit contract owners by allowing them to continue their investment in a fund with a similar investment objective and investments in similar types of securities. In addition, each series of The Universal Institutional Funds has a lower total expense ratio than the corresponding LSA Fund's total expense ratio, even after subsidies by LSAAM. Moreover, the Adviser is currently waiving fees and reimbursing expenses of each series of The Universal Institutional Funds on a voluntary basis such that each series has an even lower net expense ratio.

Q. What is the timetable for the Reorganization?

A. If approved by shareholders of record at the March 26, 2004 shareholder meeting, the Reorganization is expected to take effect on or about April 30, 2004.

Q. What will happen to the account balance held under my contract in the LSA
   Fund?

A. There will be no change in value. Upon approval and completion of the Reorganization, shares of the LSA Fund will be exchanged for shares of the applicable Universal Institutional Fund based upon a specified exchange ratio determined by the respective net asset values of the funds' shares. Your contract will be credited with shares of the applicable Universal Institutional Fund whose aggregate value at the time of issuance will equal the aggregate value of the LSA Fund shares held under your contract on that date.

Q. Will the Fund have to pay any fees or expenses in connection with the Reorganization?

A. No. All expenses associated with the Reorganization will be paid directly or indirectly by LSAAM or the Adviser or one of their affiliates.

Q. Will the Reorganization create a taxable event for me?

A. No. The Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

Q. Can I reallocate my account balance before the Reorganization takes place?

A. Yes. You may transfer your account balance out of the LSA Fund and into any other investment option made available by your variable insurance product. However, if you transfer your account balance into another series of the Trust, you should be aware that the other LSA Fund will also be subject to reorganization.

Q. After the Reorganization, can I transfer my account balance to another option?

A. Yes. In accordance with applicable rules under your contract, you may transfer your account balance then held in the applicable Universal Institutional Fund into any other investment option made available by your variable insurance product.

Q. How do I vote?

A. You can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy by mail using the enclosed voting instruction form or in person at the special meeting. You can also communicate voting instructions by telephone or by the Internet.

Q. What happens if the Reorganization is not approved?

A. If shareholders do not approve the Reorganization of a Fund, the Reorganization of that Fund will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Fund and its shareholders.

                            LSA EQUITY GROWTH FUND
                            LSA CAPITAL GROWTH FUND
                              LSA BLUE CHIP FUND
                            LSA MID CAP VALUE FUND
                         LSA DIVERSIFIED MID-CAP FUND
                      series of LSA Variable Series Trust

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON MARCH 26, 2004

   Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of each series of the LSA Variable Series Trust (the "Trust") listed above (each a "LSA Fund" and collectively, the "LSA Funds"), will be held at 3100 Sanders Road, Northbrook, Illinois 60062, on March 26, 2004 at 10:00 a.m. Central time, for the purposes of considering as to each series the proposal (the "Proposal") set forth below.

Proposal: LSA Equity Growth Fund, LSA Capital Growth Fund and LSA Blue Chip Fund: To approve an
          Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the applicable LSA Fund in exchange for Class I shares of the UIF Equity Growth Portfolio. The shares so received will be distributed to shareholders of the applicable LSA Fund, which will then be terminated as soon as reasonably practicable thereafter.

          LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund: To approve an Agreement and
          Plan of Reorganization providing for the transfer of all assets and stated liabilities of the applicable
          LSA Fund in exchange for Class I shares of the UIF U.S. Mid Cap Value Portfolio. The shares so received will be distributed to shareholders of the applicable LSA Fund, which will then be terminated as soon as reasonably practicable thereafter.

   Shareholders of record of each LSA Fund set forth above as of the close of business on January 12, 2004 are entitled to notice of, and to vote at, this Meeting, or any adjournment of this Meeting. Shareholders of each LSA Fund will vote separately on the Proposal, and the Proposal will be effected as to a particular LSA Fund only if that Fund's shareholders approve the Proposal. Contract owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

   CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING VOTING INSTRUCTION FORM. YOU MAY EXECUTE THE VOTING INSTRUCTION FORM USING THE METHODS DESCRIBED THEREIN. VOTING INSTRUCTIONS MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED VOTING INSTRUCTION FORM OR BY ATTENDING THE MEETING AND PROVIDING VOTING INSTRUCTIONS IN PERSON.

                                          By Order of the Board of Trustees

                                          John R. Hunter
                                          President
                                          LSA Variable Series Trust

          , 2004

                          PROXY STATEMENT/PROSPECTUS

                            DATED JANUARY   , 2004

               RELATING TO THE ACQUISITION OF CERTAIN LSA FUNDS
                           LSA Variable Series Trust
                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-6461

                       BY AND IN EXCHANGE FOR SHARES OF
                  CERTAIN UNIVERSAL INSTITUTIONAL PORTFOLIOS
                    The Universal Institutional Funds, Inc.
                          1221 Avenue of the Americas
                           New York, New York 10020
                                1-800-548-7786

   This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of the LSA Variable Series Trust (the "Trust") for the purpose of the Special Meeting of Shareholders (the "Meeting") of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund (each a "LSA Fund" and collectively, the "LSA Funds") to be held on Friday, March 26, 2004 at 10:00 a.m. Central time, at 3100 Sanders Road, Northbrook, Illinois 60062. At the Meeting, shareholders of each LSA Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in an Agreement and Plan of Reorganization, forms of which are attached hereto as Exhibits A and B (the "Reorganization Plan"), that will result in the transfer of all assets and stated liabilities of each LSA Fund to a corresponding series of The Universal Institutional Funds, Inc. ("UIF") in return for shares of that UIF Fund (each, a "UIF Fund" and collectively, the "UIF Funds") (each a "Reorganization" and collectively, the "Reorganizations"). Each LSA Fund will then be terminated as soon as reasonably practicable thereafter.

   This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each LSA Fund or a variable annuity or variable life insurance contract owner should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents discussed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of
Additional Information dated January   , 2004, relating to the Reorganization
described in this Proxy Statement/Prospectus and including certain financial information about the LSA Funds and the UIF Funds, has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to The Universal Institutional Funds, Inc., 1221 Avenue of the Americas, New York, New York 10020, or by calling toll-free 1-800-548-7786.

   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The LSA Funds are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies offered through life insurance company separate accounts. Individual contract owners are not the shareholders of a LSA Fund. Rather, the insurance companies and their separate accounts are the shareholders. To be consistent with SEC interpretations of voting requirements, each insurance company will offer contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Therefore, this Proxy Statement/Prospectus is provided to contract owners entitled to give voting instructions regarding the LSA Funds. This Proxy Statement/Prospectus, the Notice of Special Meeting and the voting instruction form are expected to
be sent to contract owners on or about           , 2004.

   The applicable Reorganization Plan provides that each LSA Fund will transfer all assets and stated liabilities to the corresponding UIF Fund listed opposite its name in the following chart:

               LSA Fund (Selling Fund)    UIF Fund (Acquiring Fund)
               -----------------------    -------------------------
             LSA Equity Growth Fund       UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Capital Growth Fund      UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Blue Chip Fund           UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Mid Cap Value Fund       UIF U.S. Mid Cap Value
                                          Portfolio--Class I shares

             LSA Diversified Mid-Cap Fund UIF U.S. Mid Cap Value
                                          Portfolio--Class I shares

In exchange for the transfer of these assets and liabilities, each UIF Fund will issue shares to the corresponding LSA Fund listed above, in an amount equal in value to the aggregate net assets of the LSA Fund. These transfers are expected to occur on or about April 30, 2004 (the "Closing Date"), based on the value of each Fund's assets as of the close of the regular trading session on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the Closing Date (the "Effective Time").

   As soon as practicable after the transfer of a LSA Fund's assets and liabilities, the LSA Fund will make a liquidating distribution to its shareholders of the UIF Fund's shares received, so that a holder of shares in a LSA Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding UIF Fund with the same aggregate value as the shareholder had in the LSA Fund at the Effective Time. On the Closing Date, shareholders of each LSA Fund will become shareholders of the corresponding UIF Fund. Each LSA Fund will then be terminated as soon as reasonably practicable thereafter. The closing of each Reorganization (each a "Closing") is contingent upon shareholder approval of the Reorganization Plan with respect to the applicable LSA Fund. Shareholders of each LSA Fund will vote separately on its Reorganization and approval of a Reorganization is not contingent upon the approval of any other Reorganization.

   The Trust and UIF are open-end, management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). LSA Asset Management LLC ("LSAAM") is the manager of the LSA Funds. Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management (the "Adviser") is the investment adviser of the LSA Equity Growth Fund and the UIF Funds. Van Kampen Asset Management Inc., an affiliate of the Adviser, is the investment adviser of the LSA Mid Cap Value Fund. Fidelity Management Research Company is the investment adviser of the LSA Diversified Mid-Cap Fund. Goldman Sachs Asset Management, L.P. is the investment adviser of the LSA Capital Growth Fund. A I M Capital Management, Inc. is the investment adviser of the LSA Blue Chip Fund. ALFS, Inc., an affiliate of LSAAM, is the distributor of the LSA Funds. Investors Bank & Trust Company serves as custodian, transfer agent, fund accountant and administrator of the LSA Funds. Morgan Stanley & Co. Incorporated, an affiliate of the Adviser, is the distributor of the UIF Funds. JPMorgan Chase Bank, the Adviser and JPMorgan Investor Services Co., serve as custodian, administrator and sub-administrator, respectively, of the UIF Funds.

   For a more detailed discussion of the investment objective, policies and risks of each of the LSA Funds, see the LSA Funds' prospectus and statement of additional information dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the LSA Funds participating in the Reorganizations. No other parts of the prospectus or statement of additional information are incorporated herein. Copies of the LSA Funds' prospectus and statement of additional information are available upon request and without charge by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit

Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   For a more detailed discussion of the investment objective, policies and risks of the UIF Funds, see the UIF Funds' prospectuses dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference herein and statement of additional information dated May 1, 2003, as amended and/or supplemented, which has been filed with the SEC and is incorporated by reference into the Proxy Statement/Prospectus insofar as they relate to the UIF Funds participating in the Reorganization. No other parts of the statement of additional information are incorporated herein. Copies of the prospectuses for the UIF Funds accompany this Proxy Statement/Prospectus. Copies of the UIF Funds' statement of additional information are available upon request and without charge by calling 1-800-548-7786.

                               TABLE OF CONTENTS

                                                                      Page
                                     -                                ----
      Synopsis.......................................................   5
      UIF Equity Growth Portfolio--LSA Equity Growth Fund............   6
      UIF Equity Growth Portfolio--LSA Capital Growth Fund...........   9
      UIF Equity Growth Portfolio--LSA Blue Chip Fund................  12
      UIF U.S. Mid Cap Value Portfolio--LSA Mid Cap Value Fund.......  15
      UIF U.S. Mid Cap Value Portfolio--LSA Diversified Mid-Cap Fund.  18
      Principal Risks................................................  22
      Manager and Investment Advisers................................  25
      Portfolio Managers.............................................  26
      Investment Management Arrangements.............................  26
      Information Relating to the Reorganizations....................  27
      Material Federal Income Tax Consequences of the Reorganizations  28
      Capitalization.................................................  29
      Shareholder Rights.............................................  30
      Additional Information.........................................  31
      Board Considerations...........................................  32
      Voting Matters.................................................  33
      Other Business.................................................  35
      Contract Owner Inquiries.......................................  36

Exhibit A -- Form of Agreement and Plan of Reorganization (LSA Equity Growth Fund and LSA Mid Cap
             Value Fund)
Exhibit B -- Form of Agreement and Plan of Reorganization (LSA Capital Growth Fund, LSA Blue Chip Fund
             and LSA Diversified Mid-Cap Fund)
Exhibit C -- Management's Discussion of the UIF Equity Growth Portfolio's Performance
Exhibit D -- Management's Discussion of the UIF U.S. Mid Cap Value Portfolio's Performance
Exhibit E -- Management's Discussion of the LSA Equity Growth Fund's Performance
Exhibit F -- Management's Discussion of the LSA Capital Growth Fund's Performance
Exhibit G -- Management's Discussion of the LSA Blue Chip Fund's Performance
Exhibit H -- Management's Discussion of the LSA Mid Cap Value Fund's Performance
Exhibit I -- Management's Discussion of the LSA Diversified Mid-Cap Fund's Performance

                                   SYNOPSIS

   This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and purchase, redemption and transfer procedures of each LSA Fund with those of its corresponding UIF Fund. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

The Reorganizations

   Background. Pursuant to the applicable Reorganization Plan (forms of which are attached hereto as Exhibits A and B), each LSA Fund will transfer all of its assets and stated liabilities to the corresponding UIF Fund in exchange for shares of the UIF Fund. Each LSA Fund will distribute the UIF Fund shares that it receives to its shareholders in liquidation of that LSA Fund. Each LSA Fund will then be terminated as soon as practicable thereafter. As a result of the Reorganizations, shareholders of each LSA Fund will become shareholders of the corresponding UIF Fund.

   The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganizations at meetings held on August 20, 2003, October 28, 2003 and December 3, 2003. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see "Board Considerations"), the Board has determined that each Reorganization would be in the best interests of the applicable LSA Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the Trust unanimously recommends that you vote for approval of your Reorganization.

   Material Federal Income Tax Consequences of the Reorganizations. The LSA Equity Growth Fund's Reorganization and the LSA Mid Cap Value Fund's Reorganization have been structured as tax-free reorganizations for U.S. federal income tax purposes. Each Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

   Although the LSA Blue Chip Fund's Reorganization and the LSA Diversified Mid-Cap Fund's Reorganization are not expected to qualify, and the LSA Capital Growth Fund's Reorganization may not qualify, as tax-free reorganizations for U.S. federal income tax purposes, each Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes because the interests in the LSA Capital Growth Fund, the LSA Blue Chip Fund and the LSA Diversified Mid-Cap Fund are held through variable annuity contracts or variable life insurance policies.

   Distributions. Before each Reorganization, each LSA Fund expects to distribute all of its net ordinary income and net capital gains, if any, to its shareholders.

   Special Considerations and Risk Factors. Although the investment objectives and policies of each UIF Fund and its corresponding LSA Fund are similar, there are some differences. Therefore, an investment in the UIF Fund may involve investment risks that differ in some respects to those of its corresponding LSA Fund. For a more complete discussion of the risks associated with the respective Funds, see "PRINCIPAL RISKS" below.

The Trust and UIF

   The Trust, an open-end management investment company, which offers redeemable shares in different series, was organized as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999. Each LSA Fund is a series of the Trust, which offers one class of shares.

   UIF, an open-end management investment company, which offers redeemable shares in different series, was organized as a Maryland corporation on March 26, 1996. Each UIF Fund is a series of UIF, which offers one or two classes of shares, Class I and/or Class II shares. Only the Class I shares of the UIF Funds are participating in the Reorganizations.

              UIF EQUITY GROWTH PORTFOLIO--LSA EQUITY GROWTH FUND

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

                 [CHART]

             UIF Equity Growth
             Portfolio
             Total Return for Each
             Calendar Year                  [CHART]

             1997     33.05%            LSA Equity Growth Fund
             1998     19.29%            Total Return for Each
             1999     39.45%            Calendar Year
             2000    -11.75%
             2001    -15.17%            2000    -11.82%
             2002    -27.81%            2001    -15.44%
             2003                       2002    -29.81%
                                        2003
             High Quarter    4th
             quarter of 1998            High Quarter    1st
             22.57%                     quarter of 2000    12.01%
             Low Quarter     3rd        Low Quarter     1st
             quarter of 2002            quarter of 2001   -18.53%
             -31.81%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                             Since
           Fund/Index                  One Year Five Years Inception*
           ----------                  -------- ---------- ----------
           UIF Equity Growth Portfolio      %         %           %
           LSA Equity Growth Fund.....      %       N/A           %
           S&P 500 Index**............      %         %          %/%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of October 1, 1999 for LSA Equity Growth Fund. As of January 2, 1997 and October 1, 1999, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the LSA Capital Growth Fund's reorganization is also approved, assuming that the LSA Blue Chip Fund's reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--    Pro Forma--
                                                                            UIF Equity     UIF Equity
                                                                              Growth         Growth
                                                             Pro Forma--   Portfolio--    Portfolio--     Pro Forma--
                                                             UIF Equity    Class I, LSA   Class I, LSA    UIF Equity
                                                               Growth         Equity         Equity         Growth
                                 UIF Equity                  Portfolio--   Growth Fund    Growth Fund     Portfolio--
                                   Growth                    Class I and     and LSA        and LSA       Class I and
                                 Portfolio--   LSA Equity    LSA Equity      Capital       Blue Chip     all three LSA
                                   Class I     Growth Fund   Growth Fund   Growth Fund        Fund           Funds
                                 -----------   -----------   -----------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/    0.95%         0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%         2.73%         0.38%          0.37%          0.37%          0.36%
                                    ----          ----          ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%         3.68%         0.93%          0.92%          0.92%          0.91%
Expense Reimbursement and Other
 Reductions.....................      --/(1)/     2.43%/(2)/    0.08%/(1)/     0.07%/(1)/     0.07%/(1)/     0.06%/(1)/
                                    ----          ----          ----           ----           ----           ----
Net Annual Operating Expenses...    0.95%         1.25%         0.85%          0.85%          0.85%          0.85%

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Equity Growth Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Equity Growth Fund described in the table above is only in effect through April 30, 2004.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                  1 Year 3 Years 5 Years 10 Years
----                                                                  ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I.................................  $ 97   $303   $  525   $1,166
LSA Equity Growth Fund...............................................  $169   $942   $1,737   $3,816
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Equity Growth
  Fund...............................................................  $ 95   $296   $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Equity Growth
  Fund and LSA Capital Growth Fund...................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Equity Growth
  Fund and LSA Blue Chip Fund........................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds..............................................................  $ 93   $290   $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Equity Growth Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   The LSA Equity Growth Fund is managed by the same management team using the same investment style as the UIF Equity Growth Portfolio. As a result, the LSA Equity Growth Fund and the UIF Equity Growth Portfolio have substantially similar investment objectives and policies and generally hold the same securities. In addition, the investment adviser investing the assets and portfolio managers will not change.

   The Funds have the same investment objective and invest in substantially similar types of securities. Each Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Equity Growth Fund's investment objective may be changed without a shareholder vote. Each Fund invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. While the UIF Equity Growth Portfolio normally invests at least 80% of its assets in equity securities, the LSA Equity Growth Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. The Adviser emphasizes individual security selection. The LSA Equity Growth Fund also invests primarily in companies of generally $10 billion or more. Both Funds may also invest in smaller companies. While each Fund may invest in securities of foreign companies, the LSA Equity Growth Fund may only invest up to 25% of its assets in foreign securities.

   The Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

   The LSA Equity Growth Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

             UIF EQUITY GROWTH PORTFOLIO--LSA CAPITAL GROWTH FUND

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.


                         [CHART]
                 UIF Equity Growth
                     Portfolio
               Total Return for Each
                   Calendar Year                   [CHART]

                  1997     33.05%       LSA Capital Growth Fund
                  1998     19.29%        Total Return for Each
                  1999     39.45%            Calendar Year
                  2000    -11.75%
                  2001    -15.17%           2000     -8.44%
                  2002    -27.81%           2001    -14.26%
                        2003                2002    -24.37%
                                                  2003

                High Quarter    4th       High Quarter    4th
                quarter of 1998           quarter of 2001
                       22.57%                    10.39%
                Low Quarter     3rd       Low Quarter     3rd
                 quarter of 2002           quarter of 2001
                      -31.81%                   -16.36%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                             Since
           Fund/Index                  One Year Five Years Inception*
           ----------                  -------- ---------- ----------
           UIF Equity Growth Portfolio    %          %          %
           LSA Capital Growth Fund....    %        N/A          %
           S&P 500 Index**............    %          %         %/%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of October 1, 1999 for LSA Capital Growth Fund. As of January 2, 1997 and October 1, 1999, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the LSA Equity Growth Fund reorganization is also approved, assuming that the LSA Blue Chip Fund reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--
                                                                            UIF Equity    Pro Forma--
                                                                              Growth       UIF Equity
                                                             Pro Forma--   Portfolio--       Growth
                                                             UIF Equity    Class I, LSA   Portfolio--     Pro Forma--
                                                               Growth        Capital      Class I, LSA    UIF Equity
                                                             Portfolio--      Growth        Capital         Growth
                                 UIF Equity                  Class I and     Fund and        Growth       Portfolio--
                                   Growth      LSA Capital   LSA Capital    LSA Equity      Fund and      Class I and
                                 Portfolio--     Growth        Growth         Growth        LSA Blue     all three LSA
                                   Class I        Fund          Fund           Fund        Chip Fund         Funds
                                 -----------   -----------   -----------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/    0.85%         0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%         2.23%         0.38%          0.37%          0.37%          0.36%
                                    ----          ----          ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%         3.08%         0.93%          0.92%          0.92%          0.91%
Expense Reimbursement and Other
 Reductions.....................     -- /(1)/     1.93%/(2)/    0.08%/(1)/     0.07%/(1)/     0.07%/(1)/     0.06%/(1)/
                                    ----          ----          ----           ----           ----           ----
Net Annual Operating Expenses...    0.95%         1.15%         0.85%          0.85%          0.85%          0.85%

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Capital Growth Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Capital Growth Fund described in the table above is only in effect through April 30, 2004.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                   1 Year 3 Years 5 Years 10 Years
----                                                                   ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I..................................  $ 97   $303   $  525   $1,166
LSA Capital Growth Fund...............................................  $150   $802   $1,479   $3,290
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Capital Growth
  Fund................................................................  $ 95   $296   $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Capital Growth
  Fund and LSA Equity Growth Fund.....................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Capital Growth
  Fund and LSA Blue Chip Fund.........................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds...............................................................  $ 93   $290   $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Capital Growth Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The LSA Capital Growth Fund's investment objective may be changed without a shareholder vote. The UIF Equity Growth Portfolio invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The LSA Capital Growth Fund invests in a diversified portfolio of equity securities (mainly common stocks) of companies that its investment adviser believes have long-term capital appreciation potential. While the UIF Equity Growth Portfolio normally invests at least 80% of its assets in equity securities, the LSA Capital Growth Fund normally invests 90% of its net assets (including borrowings for investment purposes) in equity securities. While the UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth, the LSA Capital Growth Fund has no specific policy with regard to market capitalization. The Adviser emphasizes individual security selection. While each Fund may invest in foreign securities, the LSA Capital Growth Fund may only invest up to 10% of its assets in foreign securities.

   In selecting growth companies for the UIF Equity Growth Portfolio, the Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. In selecting growth securities for the LSA Capital Growth Fund, its investment adviser primarily seeks companies it believes to be strategically positioned for long-term growth.

   The LSA Capital Growth Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, the UIF Equity Growth Portfolio purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

                UIF EQUITY GROWTH PORTFOLIO--LSA BLUE CHIP FUND

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.


                              [CHART]
             UIF Equity Growth
             Portfolio
             Total Return for Each
             Calendar Year

             1997     33.05%                [CHART]
             1998     19.29%
             1999     39.45%
             2000    -11.75%            LSA Blue Chip Fund
             2001    -15.17%            Total Return for Each
             2002    -27.81%            Calendar Year
             2003
                                        2002    -26.20%
             High Quarter    4th        2003
             quarter of 1998
             22.57%                     High Quarter    4th
             Low Quarter     3rd        quarter of 2002     5.50%
             quarter of 2002            Low Quarter     3rd
             -31.81%                    quarter of 2002   -15.66%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                             Since
           Fund/Index                  One Year Five Years Inception*
           ----------                  -------- ---------- ----------
           UIF Equity Growth Portfolio    %          %          %
           LSA Blue Chip Fund.........    %        N/A          %
           S&P 500 Index**............    %          %         %/%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of August 14, 2001 for LSA Blue Chip Fund. As of January 2, 1997 and August 14, 2001, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the LSA Equity Growth Fund reorganization is also approved, assuming that the LSA Capital Growth Fund reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--    Pro Forma--
                                                                            UIF Equity     UIF Equity
                                                                              Growth         Growth
                                                            Pro Forma--    Portfolio--    Portfolio--     Pro Forma--
                                                             UIF Equity    Class I, LSA   Class I, LSA    UIF Equity
                                     UIF                       Growth       Blue Chip      Blue Chip        Growth
                                   Equity                   Portfolio---     Fund and       Fund and      Portfolio--
                                   Growth                   Class I and     LSA Equity    LSA Capital     Class I and
                                 Portfolio--   LSA Blue       LSA Blue        Growth         Growth      all three LSA
                                   Class I     Chip Fund     Chip Fund         Fund           Fund           Funds
                                 -----------   ---------    ------------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/   0.90%          0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%        3.34%          0.38%          0.37%          0.37%          0.36%
                                    ----         ----           ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%        4.20%          0.93%          0.92%          0.92%          0.91%
Expense Reimbursement and Other
 Reductions.....................     -- /(1)/    3.00%/(2)/     0.08%/(1)/     0.07%/(1)/     0.07%/(1)/     0.06%/(1)/
                                    ----         ----           ----           ----           ----           ----
Net Annual Operating Expenses...    0.95%        1.20%          0.85%          0.85%          0.85%          0.85%

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Blue Chip Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Blue Chip Fund described in the table above is only in effect through April 30, 2004.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                1 Year 3 Years 5 Years 10 Years
----                                                                ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I...............................  $ 97  $  303  $  525   $1,166
LSA Blue Chip Fund.................................................  $173  $1,052  $1,945   $4,241
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Blue Chip
  Fund.............................................................  $ 95  $  296  $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Blue Chip Fund
  and LSA Equity Growth Fund.......................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Blue Chip Fund
  and LSA Capital Growth Fund......................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds............................................................  $ 93  $  290  $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Blue Chip Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Blue Chip Fund seeks long-term growth of capital, with current income as a secondary objective, by investing primarily in equity securities of blue chip companies. The LSA Blue Chip Fund's investment objective may be changed without a shareholder vote. The UIF Equity Growth Portfolio invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. While the UIF Equity Growth Portfolio normally invests at least 80% of its assets in equity securities, the LSA Blue Chip Fund normally invests at least 80% of net assets (including borrowings for investment purposes) in equity securities of blue chip companies, which are primarily common stocks and includes convertible securities and synthetic instruments (such as warrants, futures, options, exchange-traded funds and ADRs). The LSA Blue Chip Fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess certain market and financial characteristics. The UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. The Adviser emphasizes individual security selection. While each Fund may invest in foreign securities, the LSA Blue Chip Fund may only invest up to 25% of its assets in foreign securities.

   In selecting growth companies for the UIF Equity Growth Portfolio, the Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. In selecting blue chip companies for the LSA Blue Chip Fund, its investment adviser seeks companies which occupy or have the potential to occupy leading market positions that are expected to be maintained over time and that possess certain financial attributes. The LSA Blue Chip Fund's portfolio managers consider whether to sell a particular security when they believe the security no longer has the potential for above average growth. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the LSA Blue Chip Fund may invest in U.S. government securities and high-quality debt securities.

   The LSA Blue Chip Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, the UIF Equity Growth Portfolio purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

           UIF U.S. MID CAP VALUE PORTFOLIO--LSA MID CAP VALUE FUND

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

   The performance of the UIF U.S. Mid Cap Value Portfolio through September 30, 2003 represents that of a portfolio management team and investment strategy that are different than the current UIF U.S. Mid Cap Value Portfolio's portfolio management team and investment strategy. The current portfolio management team is the same as, and the current investment strategy is substantially similar to, those of the LSA Mid Cap Value Fund.

    [CHART]

UIF U.S. Mid Cap Value Portfolio
Total Return for Each Calendar Year

1997    40.93%                                                    [CHART]
1998    15.85%
1999    20.19%                                                LSA Mid Cap Value Fund
2000    10.75%                                                Total Return for Each Calendar Year
2001    -3.15%
2002    -27.95%                                               2002    -7.49%
2003                                                          2003

High Quarter    3rd quarter of 1997      20.57%               High Quarter    4th quarter of 2002      10.78%
Low Quarter     3rd quarter of 2002     -32.97%               Low Quarter     3rd quarter of 2002     -16.73%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                               Since
        Fund/Index                       One Year Five Years Inception*
        ----------                       -------- ---------- ----------
        UIF U.S. Mid Cap Value Portfolio      %         %          %
        LSA Mid Cap Value Fund..........      %       N/A          %
        S&P MidCap 400 Index**..........
        S&P 500 Index***................      %       N/A          %

--------
* As of January 2, 1997 for UIF U.S. Mid Cap Value Portfolio and as of August 14, 2001 for LSA Mid Cap Value Fund. As of January 2, 1997, for the S&P MidCap 400 Index, and as of August 14, 2001 for the S&P 500 Index.
** The S&P MidCap 400 Index is the UIF U.S. Mid Cap Value Portfolio's benchmark. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity and industry group representation.
***The S&P 500 Index is the LSA Mid Cap Value Fund's benchmark. The S&P 500
   Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF U.S. Mid Cap Value Portfolio's fees assuming that the Reorganization is approved and assuming that the LSA Diversified Mid-Cap Fund reorganization with the UIF U.S. Mid Cap Value Portfolio is also approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                                    Pro Forma--UIF
                                                                                     U.S. Mid Cap
                                                                    Pro Forma--    Value Portfolio--
                                                                 UIF U.S. Mid Cap  Class I, LSA Mid
                                                                 Value Portfolio--  Cap Value Fund
                                 UIF U.S. Mid Cap                 Class I and LSA       and LSA
                                 Value Portfolio-- LSA Mid Cap     Mid Cap Value   Diversified Mid-
                                      Class I      Value Fund          Fund            Cap Fund
                                 ----------------- -----------   ----------------- -----------------
Management Fees.................       0.75%/(1)/     0.85%            0.75%             0.75%
Other Expenses..................       0.39%          1.58%            0.37%             0.37%
                                       ----           ----             ----              ----
Total Annual Portfolio Operating
  Expenses......................       1.14%          2.43%            1.12%             1.12%
Expense Reimbursement and Other
  Reductions....................        -- /(1)/      1.28%/(1)/       0.07%/(1)/        0.07%/(1)/
                                       ----           ----             ----              ----
Net Annual Operating Expenses...       1.14%          1.15%            1.05%             1.05%

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF U.S. Mid Cap Value Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%. In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the UIF U.S. Mid Cap Value Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the UIF U.S. Mid Cap Value Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Mid Cap Value Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Mid Cap Value Fund described in the table above is only in effect through April 30, 2004.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                 1 Year 3 Years 5 Years 10 Years
----                                                                 ------ ------- ------- --------
UIF U.S. Mid Cap Value Portfolio--Class I...........................  $116   $362   $  628   $1,386
LSA Mid Cap Value Fund..............................................  $139   $657   $1,201   $2,691
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I and LSA Mid Cap
  Value Fund........................................................  $114   $356   $  617   $1,363
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I, LSA Mid Cap
  Value Fund and LSA Diversified Mid-Cap Fund.......................  $114   $356   $  617   $1,363

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF U.S. Mid Cap Value Portfolio with those of the LSA Mid Cap Value Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The LSA Mid Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. The LSA Mid Cap Value Fund's investment objective may be changed without a shareholder vote. The UIF U.S. Mid Cap Value Portfolio normally invests at least 80% of its assets in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of the companies included in the Russell Midcap Value Index. As of June 30, 2003, these market capitalizations range between $462.44 million and $10.38 billion. The LSA Mid Cap Value Fund normally invests at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid cap companies, which the Adviser generally defines as those companies whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. Each Fund may invest in foreign securities. The UIF U.S. Mid Cap Value Portfolio may invest up to 20% of its total assets in securities of foreign issuers, which does not apply to securities of foreign companies that are listed in the United States on a national exchange. The LSA Mid Cap Value Fund may invest up to 25% of its assets in foreign securities.

   In selecting securities for the UIF U.S. Mid Cap Value Portfolio, the Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities of the UIF U.S. Mid Cap Value Portfolio should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. The LSA Mid Cap Value Fund invests in mid cap companies the Adviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The LSA Mid Cap Value Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects and attractive valuations.

   The LSA Mid Cap Value Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF U.S. Mid Cap Value Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with their investment objectives, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

        UIF U.S. MID CAP VALUE PORTFOLIO--LSA DIVERSIFIED MID-CAP FUND

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

   The performance of the UIF U.S. Mid Cap Value Portfolio through September 30, 2003 represents that of a portfolio management team and investment strategy that are different than the current UIF U.S. Mid Cap Value Portfolio's portfolio management team and investment strategy. The current portfolio management team is the same as, and the current investment strategy is substantially similar to, those of the LSA Mid Cap Value Fund.

    [CHART]                                                       [CHART]

UIF U.S. Mid Cap Value Portfolio                              LSA Diversified Mid-Cap Fund
Total Return for Each Calendar Year                           Total Return for Each Calendar Year

1997    40.93%                                                2002    -19.25%
1998    15.85%                                                2003
1999    20.19%
2000    10.75%                                                High Quarter    4th quarter of 2002     4.75%
2001    -3.15%                                                Low Quarter     3rd quarter of 2002   -18.53%
2002    -27.95%
2003

High Quarter    3rd quarter of 1997     20.57%
Low Quarter     3rd quarter of 2002    -32.97%

                         Average Annual Total Returns
                    For The Periods Ended December 31, 2003

                                                               Since
        Fund/Index                       One Year Five Years Inception*
        ----------                       -------- ---------- ----------
        UIF U.S. Mid Cap Value Portfolio      %         %          %
        LSA Diversified Mid-Cap Fund....      %       N/A          %
        S&P Mid Cap 400 Index**.........      %         %          %
        Russell Midcap Index***.........      %       N/A          %

--------
* As of January 2, 1997 for UIF U.S. Mid Cap Value Portfolio and as of August 14, 2001 for LSA Diversified Mid-Cap Fund. As of January 2, 1997, for the S&P MidCap 400 Index and as of August 14, 2001 for the Russell Midcap Index.
** The S&P MidCap 400 Index is the UIF U.S. Mid Cap Value Portfolio's benchmark. The S&P Mid Cap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity and industry group representation.
***Russell Midcap Index is the LSA Diversified Mid-Cap Fund's benchmark. the
   Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index is an index of common stocks of 1,000 largest U.S. companies measured by total market capitalization.

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF U.S. Mid Cap Value Portfolio's fees assuming that the Reorganization is approved and assuming that the LSA Mid Cap Value Fund reorganization with the UIF U.S. Mid Cap Value Portfolio is also approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                                            Pro Forma--
                                                                       Pro Forma--     UIF U.S. Mid Cap Value
                                                                    UIF U.S. Mid Cap    Portfolio--Class I,
                                                                    Value Portfolio--     LSA Diversified
                                 UIF U.S. Mid Cap                    Class I and LSA      Mid-Cap Fund and
                                 Value Portfolio-- LSA Diversified Diversified Mid-Cap   LSA Mid- Cap Value
                                      Class I       Mid-Cap Fund          Fund                  Fund
                                 ----------------- --------------- ------------------- ----------------------
Management Fees.................       0.75%/(1)/       0.90%             0.75%                 0.75%
Other Expenses..................       0.39%            3.25%             0.38%                 0.37%
                                       ----             ----              ----                  ----
Total Annual Portfolio Operating
  Expenses......................       1.14%            4.15%             1.13%                 1.12%
Expense Reimbursement and Other
  Reductions....................         --/(1)/        2.95%/(2)/        0.08%/(1)/            0.07%/(1)/
                                       ----             ----              ----                  ----
Net Annual Operating Expenses...       1.14%            1.20%             1.05%                 1.05%

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF U.S. Mid Cap Value Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%. In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the UIF U.S. Mid Cap Value Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the UIF U.S. Mid Cap Value Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Diversified Mid-Cap Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Diversified Mid-Cap Fund described in the table above is only in effect through April 30, 2004.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Fund                                  1 Year 3 Years 5 Years 10 Years
                                ----                                  ------ ------- ------- --------
UIF U.S. Mid Cap Value Portfolio--Class I............................  $116  $  362  $  628   $1,386
LSA Diversified Mid-Cap Fund.........................................  $172  $1,041  $1,925   $4,201
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I and LSA
  Diversified Mid Cap Fund...........................................  $115  $  359  $  622   $1,375
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I, LSA Diversified
  Mid-Cap Fund and LSA Mid Cap Value Fund............................  $114  $  356  $  617   $1,363

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF U.S. Mid Cap Value Portfolio with those of the LSA Diversified Mid-Cap Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The LSA Diversified Mid-Cap Fund seeks long-term growth of capital by investing in securities of companies with medium market capitalizations. The LSA Diversified Mid-Cap Fund's investment objective may be changed without a shareholder vote. The UIF U.S. Mid Cap Value Portfolio normally invests at least 80% of its assets in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of the companies included in the Russell Midcap Value Index. As of June 30, 2003, these market capitalizations range between $462.44 million and $10.38 billion. The LSA Diversified Mid-Cap Fund normally invests at least 80% of its assets (including borrowings for investment purposes) in securities of companies with medium market capitalizations, which the Fund's investment adviser generally defines as those companies whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. Each Fund may invest in foreign securities. The UIF U.S. Mid Cap Value Portfolio may invest up to 20% of its total assets in securities of foreign issuers, which does not apply to securities of foreign companies that are listed in the United States on a national exchange. The LSA Diversified Mid-Cap Fund may invest all of its assets in foreign securities; however, it presently does not anticipate investing more than 20% of its assets in these securities.

   In selecting securities for the UIF U.S. Mid Cap Value Portfolio, the Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities of the UIF U.S. Mid Cap Value Portfolio should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. The LSA Diversified Mid-Cap Fund is not constrained by a particular investment style. In buying and selling securities for the LSA Diversified Mid-Cap Fund, the Fund's adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   The LSA Diversified Mid-Cap Fund may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The UIF U.S. Mid Cap Value Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with their investment objectives, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote. Although each Fund has a policy providing that the Fund will operate as a diversified fund, the LSA Diversified Mid-Cap Fund's diversification policy is fundamental.

Purchase, Redemption, Transfer and Dividend Policies

                      Purchase and Redemption Procedures

   You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

   LSA Funds. Orders received by the LSA Funds are effected only on days when the New York Stock Exchange ("NYSE") is open for trading. The insurance company separate accounts purchase and redeem shares of each LSA Fund at the Fund's net asset value ("NAV") per share calculated as of the close of the NYSE (normally, 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. The NAV per share is calculated by dividing the value of each LSA Fund's investments, minus all liabilities, by the number of the Fund's outstanding shares.

   The LSA Funds' investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board of the Trust.

   UIF Funds. Shares of the UIF Funds are offered on each day that the NYSE is open for business. The insurance company separate accounts purchase and redeem shares of each UIF Fund at the Fund's NAV per shares calculated as of the close of the NYSE, provided that the insurance company places its order with UIF before the NYSE closes. The NAV per share is determined by dividing the value of each UIF Fund's investments and other assets, less any liabilities, by the total number of the Fund's outstanding shares.

   The UIF Funds generally value securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors of UIF.

                              Transfer Privileges

   You may reallocate assets held under your variable annuity or variable life insurance product to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

                               Dividend Policies

   Each Fund intends to pay out all of its net investment income and net realized capital gains, if any, annually. All income and capital gain distributions are automatically reinvested in additional shares of the Fund.

                                PRINCIPAL RISKS

UIF Equity Growth Portfolio--LSA Equity Growth Fund

   Because both Funds invest in growth-oriented equity securities of large capitalization companies, an investment in the UIF Equity Growth Portfolio is subject to the same risks as an investment in the LSA Equity Growth Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of large capitalization companies or growth companies may not perform as well as other types of investments. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

UIF Equity Growth Portfolio--LSA Capital Growth Fund

   Because the UIF Equity Growth Portfolio's investment objective is similar to that of the LSA Capital Growth Fund and both Funds invest in equity securities of growth companies, an investment in the UIF Equity Growth Portfolio is subject to many of the same risks as an investment in the LSA Capital Growth Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of growth companies may not perform as well as other types of investments. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent the UIF Equity Growth Portfolio has high portfolio turnover (e.g., over 100% per year), it will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

UIF Equity Growth Portfolio--LSA Blue Chip Fund

   Because the UIF Equity Growth Portfolio's investment objective is similar to that of the LSA Blue Chip Fund and both Funds invest in equity securities, an investment in the UIF Equity Growth Portfolio is subject to many of the same risks as an investment in the LSA Blue Chip Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of large capitalization companies or growth companies may not perform as well as other types of investments. The LSA Blue Chip Fund is subject to the additional risks associated with investing in securities of medium sized companies, which may be less marketable, have more volatile prices, have higher transaction costs and be more difficult to price than securities of large sized companies. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent the UIF Equity Growth Portfolio has high portfolio turnover (e.g., over 100% per year), it will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

UIF U.S. Mid Cap Value Portfolio--LSA Mid Cap Value Fund

   Because both Funds use a value style and invest in equity securities of mid cap companies, an investment in the UIF U.S. Mid Cap Value Portfolio is subject to the same risks as an investment in the LSA Mid Cap Value Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of mid cap companies may not perform as well as other types of investments. Investment in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines and may lack the depth of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate and may not be realized, and poor stock selection may cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

UIF U.S. Mid Cap Value Portfolio--LSA Diversified Mid-Cap Fund

   Because both Funds invest in equity securities of mid cap companies, an investment in the UIF U.S. Mid Cap Value Portfolio is subject to many of the same risks as an investment in the LSA Diversified Mid-Cap Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of mid cap companies may not perform as well as other types of investments. Investment in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines and may lack the depth of larger companies. The UIF Mid Cap Value Portfolio is subject to the additional risk that returns from stocks of "value" companies may not perform as well as other types of investments. The Adviser's perception that a stock is under- or over-valued may not be accurate and may not be realized. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

                        MANAGER AND INVESTMENT ADVISERS

   LSAAM, the investment manager to each LSA Fund, is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). LSAAM, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, is registered as an investment adviser under the Investment Advisers Act of 1940. LSAAM carefully selects other professional investment advisers to carry out the day-to-day management of each LSA Fund.

   The Adviser, the investment adviser to both the LSA Equity Growth Fund and the UIF Funds, is a subsidiary of Morgan Stanley. The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of services
to customers in the United States and abroad and currently has $     billion in
assets under management.

   Van Kampen Asset Management Inc. ("VKIM"), the investment adviser to the LSA Mid Cap Value Fund, is a wholly-owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly-owned subsidiary of Morgan Stanley. As a result, VKIM is an affiliate of the Adviser. VKIM, located at 1 Park Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, together with Van Kampen Investments Inc., has more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and currently has
more than $     billion under management or supervision.

   Fidelity Management & Research Company ("FMR") and its wholly-owned subsidiary FMR Co., Inc. ("FMRC") are the investment adviser and subadviser, respectively, of the LSA Diversified Mid-Cap Fund. FMR and FMRC, located at 82 Devonshire Street, Boston, Massachusetts 02109, currently have approximately
$     billion in assets under management.

   Goldman Sachs Asset Management, L.P. ("GSAM"), investment adviser to the LSA Capital Growth Fund, has been registered as an investment adviser since 1990 and provides a wide range of fully discretionary investment advisory services. GSAM, located at 32 Old Slip, New York, New York 10005, along with other units of the Investment Management Division of Goldman, Sachs & Co., currently have
$     billion in assets under management.

   A I M Capital Management, Inc. ("A I M"), investment adviser to the LSA Blue Chip Fund, is a subsidiary of A I M Advisers, Inc. A I M, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has acted as an investment adviser since its organization in 1986 and together with its parent currently advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives.

                              PORTFOLIO MANAGERS

   The UIF Equity Growth Portfolio and LSA Equity Growth Fund are managed by the Adviser's Large Cap Growth Team. Current members of the team include William S. Auslander, Managing Director, and Jeffrey S. Alvino, Managing Director.

   The UIF U.S. Mid Cap Value Portfolio and LSA Mid Cap Value Fund are managed by the Adviser's Equity Income team. Current members of the team include James
A. Gilligan, Managing Director, James O. Roeder, Executive Director, Thomas Bastian and Sergio Marcheli, each a Vice President, and Vincent E. Vizachero, Associate.

                      INVESTMENT MANAGEMENT ARRANGEMENTS

   LSAAM. LSAAM provides investment management services to the LSA Funds pursuant to a Management Agreement. LSAAM directs and supervises the adviser to each LSA Fund, reviews and evaluates the performance of the adviser to each LSA Fund and determines whether the adviser to each LSA Fund should be replaced. Under the Management Agreement, LSAAM is entitled to the following management fees at an annual percentage of each LSA Fund's average daily net assets:

                       LSA Equity Growth Fund...... 0.95%
                       LSA Capital Growth Fund..... 0.85%
                       LSA Blue Chip Fund.......... 0.90%
                       LSA Mid Cap Value Fund...... 0.85%
                       LSA Diversified Mid-Cap Fund 0.90%

   LSAAM has agreed to reduce its fees or reimburse each LSA Fund for expenses above certain limits. Currently, this limit is set so that a Fund will not incur expenses (excluding interest, taxes, brokerage commission or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. Under certain circumstances LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. For the fiscal year ended December 31, 2002, LSAAM reimbursed the full amount of its fees and therefore received $0 from the LSA Funds. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

   LSAAM has entered into an advisory agreement with the adviser to each LSA Fund pursuant to which LSAAM has appointed the adviser to carry out the day-to-day reinvestment and investment of the assets of the applicable LSA Fund. LSAAM compensates the advisers from the management fees it receives or its own resources. No additional management fees are paid by a LSA Fund to an adviser.

   The Adviser. The Adviser provides investment management services to each UIF Fund pursuant to an Investment Advisory Agreement. The Adviser is entitled to receive the following management fees at an annual percentage of each UIF Fund's average daily net assets:

                                                  Assets               Fee
                                                  ------               ---
     UIF Equity Growth Portfolio..... First $500 million              0.55%
                                      From $500 million to $1 billion 0.50%
                                      More than $1 billion            0.45%

     UIF U.S. Mid Cap Value Portfolio First $500 million              0.75%
                                      From $500 million to $1 billion 0.70%
                                      More than $1 billion            0.65%

   The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Funds so that total annual operating expenses will not exceed 0.85% and 1.05%, respectively, of the UIF Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio's average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the UIF Fund exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85% and 1.05%, respectively, for the U.S. Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio. Fee waivers and/or expense reimbursements are voluntary and the Adviser receives the right to terminate any waiver and/or reimbursement at any time without notice.

                  INFORMATION RELATING TO THE REORGANIZATIONS

   Description of the Reorganizations. The following summary is qualified in its entirety by reference to the forms of Reorganization Plans in Exhibits A and B. Each Reorganization Plan provides for the Reorganization to occur on or about April 30, 2004.

   Each Reorganization Plan provides that all assets and stated liabilities of each LSA Fund will be transferred to the corresponding UIF Fund on the Closing Date of the Reorganizations. In exchange for the transfer of these assets and liabilities, each UIF Fund will simultaneously issue on the Closing Date of the Reorganizations a number of full and fractional shares to the corresponding LSA Fund equal in value to the aggregate net asset value of the LSA Fund calculated at the Effective Time.

   Following the transfer of assets and liabilities in exchange for UIF Fund shares, each LSA Fund will distribute, in complete liquidation, pro rata to its shareholders of record, all of the shares of the corresponding UIF Fund so received. Shareholders of each LSA Fund owning shares at the Effective Time will receive a number of shares of the corresponding UIF Fund with the same aggregate value as the shareholder had in the LSA Fund at the Effective Time. Such distribution will be accomplished by the establishment of accounts in the names of the LSA Fund's shareholders on the share records of UIF. Each account will receive the respective pro rata number of full and fractional shares of the applicable UIF Fund due to the shareholders of the corresponding LSA Fund. Each LSA Fund then will be terminated as soon as practicable thereafter. Shares of the UIF Funds to be issued will have no preemptive or conversion rights.

   Each Reorganization Plan contains customary representations, warranties and conditions. Each Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things, approval of the Reorganization by the LSA Fund's shareholders and, for the LSA Equity Growth Fund and the LSA Mid Cap Value Fund Reorganizations, the receipt by the Funds of a tax opinion to the effect that the Reorganization will be tax-free for federal income tax purposes to the LSA Funds, their shareholders and the UIF Funds. Each Reorganization Plan may be terminated by mutual agreement of the Trust with respect to a LSA

Fund and UIF with respect to a UIF Fund, or if, before the Closing Date, any of the required conditions have not been met or the representations and warranties are not true.

   Costs of Reorganization. Each LSA Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will ultimately bear no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the LSA Funds' Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Trust, and the Adviser or an affiliate will pay the UIF Funds' Reorganization expenses. LSAAM has separately entered into an agreement with Van Kampen to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of this Proxy Statement/Prospectus, except that the Adviser or an affiliate will pay the legal fees incurred by the UIF Funds associated with the preparation and filing of this Proxy Statement/Prospectus. The Adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $42,500; and (b) brokerage costs associated with any necessary rebalancing of a LSA Fund's portfolio prior to the Reorganization and with any necessary rebalancing of a UIF Fund's portfolio following the Reorganization. To the extent such proxy solicitation costs exceed $42,500, LSAAM or an affiliate will pay the difference.

        MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

   The following is a summary of the material anticipated federal income tax consequences of the Reorganizations. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date of this Proxy Statement/Prospectus and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws. You should consult your own tax adviser as to the federal income tax consequences of the Reorganization, as well as the effects of state and local tax laws.

   LSA Equity Growth Fund and LSA Mid Cap Value Fund Reorganizations. The LSA Equity Growth Fund and LSA Mid Cap Value Fund Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations within the meaning of Section 368(a) of the Code. If it so qualifies, neither the LSA Funds nor their shareholders will recognize taxable gain or loss as a result of the Reorganization; the tax basis of the UIF Fund shares received by shareholders of the LSA Funds will be the same in the aggregate as the basis of the LSA Fund shares exchanged; and the holding period of the UIF Fund shares received will include the holding period of the LSA Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganizations, UIF and the Trust will receive a tax opinion substantially to that effect. No tax ruling from the IRS regarding the Reorganizations has been requested. The tax opinion is not binding on the IRS or a court and does not preclude the IRS from asserting or adopting a contrary position.

   LSA Capital Growth Fund, LSA Blue Chip Fund and LSA Diversified Mid-Cap Fund Reorganizations. The LSA Blue Chip Fund and LSA Diversified Mid-Cap Fund Reorganizations are not expected to qualify, and the LSA Capital Growth Fund Reorganization may not qualify, as tax-free reorganizations under the Code. However, each Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes, because the interests in the LSA Capital Growth Fund, the LSA Blue Chip Fund and the LSA Diversified Mid-Cap Fund are held through variable annuity contracts or variable life insurance policies. In addition, since each LSA Fund and each UIF Fund intends to qualify as a regulated investment company under the Code, the Funds do not expect to pay any federal income taxes.

                                CAPITALIZATION

   The following table sets forth, as of June 30, 2003, the capitalization of each UIF Fund, the capitalization of each LSA Fund and the pro forma combined capitalization of each UIF Fund assuming the Reorganization has taken place. The pro forma net asset number reflects the anticipated withdrawal of Allstate Life's initial investment in the LSA Fund ("seed capital") prior to the Closing of the Reorganizations. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                           Net Asset Value   Shares
Fund                                                          Net Assets      Per Share    Outstanding
----                                                         ------------  --------------- -----------
UIF Equity Growth Portfolio--Class I Shares................. $ 92,184,000      $11.35       8,122,896
LSA Equity Growth Fund...................................... $ 13,103,345      $ 6.66       1,968,702
LSA Capital Growth Fund..................................... $  9,933,130      $ 7.59       1,308,393
LSA Blue Chip Fund.......................................... $  6,814,177      $ 7.86         866,877
Pro Forma--UIF Equity Growth Portfolio--Class I Shares and
  LSA Equity Growth Fund only............................... $101,810,683*     $11.35       8,971,062
Pro Forma--UIF Equity Growth Portfolio--Class I Shares and
  LSA Capital Growth Fund only.............................. $ 98,177,941*     $11.35       8,650,997
Pro Forma--UIF Equity Growth Portfolio--Class I Shares and
  LSA Blue Chip Fund only................................... $ 97,033,177*     $11.35       8,550,136
Pro Forma--UIF Equity Growth Portfolio--Class I Shares, LSA
  Equity Growth Fund and LSA Capital Growth Fund only....... $107,804,624*     $11.35       9,499,162
Pro Forma--UIF Equity Growth Portfolio--Class I Shares, LSA
  Equity Growth Fund and LSA Blue Chip Fund only............ $106,659,860*     $11.35       9,398,302
Pro Forma--UIF Equity Growth Portfolio--Class I Shares, LSA
  Capital Growth Fund and LSA Blue Chip Fund only........... $103,027,118*     $11.35       9,078,237
Pro Forma--UIF Equity Growth Portfolio--Class I Shares, LSA
  Equity Growth Fund, LSA Capital Growth Fund and LSA Blue
  Chip Fund................................................. $112,653,801*     $11.35       9,926,403
UIF U.S. Mid Cap Value Portfolio--Class I Shares............ $186,095,000      $12.24      15,208,453
LSA Mid Cap Value Fund...................................... $ 16,740,967      $11.32       1,478,636
LSA Diversified Mid-Cap Fund................................ $  7,217,454      $ 9.08         794,968
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I Shares
  and LSA Mid Cap Value Fund only........................... $199,990,196*     $12.24      16,343,681
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I Shares
  and LSA Diversified Mid-Cap Fund only..................... $190,584,118*     $12.24      15,575,211
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I Shares,
  LSA Mid Cap Value Fund and LSA Diversified Mid-Cap
  Fund...................................................... $204,479,314*     $12.24      16,710,439

--------
* Based on the capitalization of the LSA Funds on June 30, 2003, Allstate Life intends to withdraw the following in assets from each LSA Fund, which represents a withdrawal of its seed capital investment, prior to the Closing of the Reorganizations:

                    LSA Equity Growth Fund...... $3,476,662
                    LSA Capital Growth Fund..... $3,939,189
                    LSA Blue Chip Fund.......... $1,965,000
                    LSA Mid Cap Value Fund...... $2,845,771
                    LSA Diversified Mid-Cap Fund $2,728,336

   The amount of Allstate Life's seed capital may be different on the Closing Date as a result of fluctuations in each LSA Fund's net asset value.

                              SHAREHOLDER RIGHTS

UIF

   General. UIF is an open-end management investment company, which was incorporated in Maryland on March 26, 1996. UIF is also governed by its bylaws and applicable state law.

   Shares. UIF is authorized to issue 27,000,000,000 shares of its capital stock, with a par value of $.001. Currently, UIF consists of 26 separate investment portfolios offering up to two classes of shares: Class I shares and Class II shares. The two classes differ with respect to distribution fees. Each class of each portfolio (except for each class of the Money Market Portfolio which is authorized to issue 1,000,000,000 shares) is authorized to issue 500,000,000 shares. The shares of each portfolio of UIF have no preference as to conversion features, exchange privileges or other attributes and have no preemptive rights.

   Voting Rights. On any matter submitted to a vote of shareholders of UIF, all portfolios (and classes, as applicable) generally vote together as a single group, except where a separate vote by portfolio (or class) is required by law or where the interests of a portfolio (or class) differ from the other portfolios. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

   Shareholder Meetings. UIF is not required to hold annual meetings of shareholders unless required by the 1940 Act. Special meetings of shareholders may be called at any time by the Chairman of the Board or the President, a majority of the Board Directors or at the written request of shareholders entitled to vote at least 10% of all the votes entitled to be cast at the meeting.

   Election and Term of Directors. UIF's affairs are supervised by directors under Maryland law. Subject to 1940 Act requirements, directors may be elected by shareholders or appointed by the Board. [Retirement from the Board by an independent Director shall be mandatory at the end of the month in which such independent Director attains age 72; provided, however, that the Board reserves the right to waive retirement at age 72 in an individual case to avoid bunching of retirements or for other appropriate reasons.] A director may be removed (without cause) at any shareholders meeting by the vote of the holders of a majority of shares present in person or by proxy.

   Shareholder Liability. Pursuant to Maryland law, shareholders of UIF generally are not personally liable for the debts of UIF or any portfolio thereof.

   Director Liability. Pursuant to the Articles of Incorporation of UIF, UIF indemnifies against all liabilities and expenses incurred by reason of being a director to the fullest extent permitted by law (including the 1940 Act). UIF will indemnify its directors against all liabilities and expenses, except for those arising from a director's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Trust

   General. The Trust is an open-end management investment company formed as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999 pursuant to an Agreement and Declaration of Trust. The Trust is also governed by its bylaws and applicable state law.

   Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest, from an unlimited number of series of shares. Currently, the Trust consists of 11 separate investment series. The Board has the authority to divide the shares of the series of the Trust into classes. Shares of each series have no preemptive, conversion or subscription rights.

   Voting Rights. On any matter submitted to a vote of shareholders of the Trust, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series. Shareholders are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the series that they own.

   Shareholder Meetings. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances when called by the Trustees.

   Election and Term of Trustees. The Trust's operations are overseen by the Trustees under Delaware law. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office during the lifetime of the Trust or their earlier death, resignation, incapacity or removal. A Trustee may be removed at any time by a majority vote of the remaining Trustees at a duly constituted meeting or by a vote at any meeting of shareholders of two-thirds of the outstanding shares of the Trust.

   Shareholder Liability. The Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides indemnification for all losses and expenses of any shareholder of a series held liable for the obligations of that series.

   Trustee Liability. The Trustees of the Trust generally are not liable for any obligation of the Trust. The Trust will indemnify its Trustees against all liabilities and expenses, except for those arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties.

   The foregoing is only a summary of certain rights of shareholders of UIF and the Trust under their governing charter documents, bylaws and state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

                            ADDITIONAL INFORMATION

   Information concerning the operation and management of the UIF Funds is included in the current prospectuses, which are incorporated herein by reference and copies of which accompany this Proxy Statement/Prospectus. Additional information about the UIF Funds is included in the Statement of Additional Information dated May 1, 2003, as amended and/or supplemented, which is available upon request and without charge by calling 1-800-548-7786.

   Information about the LSA Funds is included in the current prospectus dated May 1, 2003, which is incorporated herein by reference insofar as it relates to the LSA Funds participating in the Reorganizations. Additional information about the LSA Funds is included in the Statement of Additional Information dated May 1, 2003, which is available upon request and without charge by calling 1-800-366-1411 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York and sold through other than Morgan
Stanley), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group Allstate Advisor--countrywide except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group Allstate Advisor--New York).

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279, and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

   Fiscal Year End and Financial Statements. The fiscal year end of each Fund is December 31.

   The financial statements of the UIF Funds contained in the Funds' annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Ernst & Young LLP, their independent auditors. These financial statements, together with the unaudited financial statements of the UIF Funds contained in the semi-annual report for the six months ended June 30, 2003, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to UIF Funds participating in the Reorganization.

   The financial statements of the LSA Funds contained in the Funds' annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Deloitte & Touche LLP, their independent auditors. These financial statements, together with the unaudited financial statements of the LSA Funds contained in the semi-annual report for the six months ended June 30, 2003, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the LSA Funds participating in the Reorganizations and not to any other Funds that are described therein.

   The Funds will furnish, without charge, a copy of their most recent semi-annual report succeeding such annual report on request. Requests should be directed to UIF at 1221 Avenue of the Americas, New York, New York 10020, or by calling 1-800-548-7786, and to the Trust at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   Legal Matters. Mayer, Brown, Rowe & Maw LLP, 1675 Broadway, New York, New York 10019 serves as counsel to UIF and will render opinions concerning the issuance of shares of the UIF Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio.

   Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as special counsel to the Trust and will render opinions concerning the outstanding shares of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund.

   The Board of Trustees of the Trust unanimously recommends that you vote FOR approval of your Reorganization.

                             BOARD CONSIDERATIONS

   Since May 2003, the Board of Trustees of the Trust convened several times telephonically and in person to consider the future of each series of the Trust, including the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund, in light of LSAAM's indication that it was unlikely to continue to subsidize Trust expenses after April 30, 2004. During discussions held on June 9, 2003 and July 17, 2003, the Board of Trustees raised various questions, and received responsive information from LSAAM, regarding the Reorganizations, including possible Reorganization candidates. At meetings held on August 20, 2003, October 28, 2003 and December 3, 2003, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganizations, such as: (a) the terms and conditions of the Reorganizations; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the UIF Funds and any changes in fees to be paid or borne by shareholders of the LSA Funds (directly or indirectly) after the Reorganizations; (e) the potential economies of scale to be gained from the Reorganizations; (f) any direct or indirect federal income tax consequences to the shareholders of the LSA Funds; (g) the fact that the UIF Funds will assume stated liabilities of the LSA Funds; (h) the fact that LSAAM, the Adviser or their affiliates will directly or indirectly bear Reorganization expenses incurred by the LSA Funds (i) the fact that LSAAM is unlikely to extend the expense limitation agreements for the LSA Funds beyond April 30, 2004; and (j) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving each Reorganization Plan. In considering the Reorganizations, the Independent Trustees were advised by independent legal counsel.

   At the meeting on December 3, 2003, the Board, including all of the Independent Trustees, determined that each Reorganization is in the best interests of the LSA Fund and its shareholders and that the interests of existing LSA Fund shareholders will not be diluted as a result of the Reorganization.

   The Board, including the Independent Trustees, concluded that each Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the LSA Fund, including continuing to operate the Funds but without expense subsidies, liquidating the Funds, seeking a new manager for the Trust, reorganizing the Funds with one or more other series of the Trust and reorganizing the Funds with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganizations with the UIF Funds was the best course available to the LSA Funds. In reaching that conclusion, the Board noted the small size of the Funds and the fact that the Funds were unlikely to grow in size, given LSAAM's sales projections and the likely discontinuation of the Funds' expense limitation agreement in April 2004. In addition, the Board concluded that each UIF Fund was the best alternative, given the similarity of the UIF Fund's investment objectives and policies to those of the corresponding LSA Fund and that the UIF Fund has a lower overall expense ratio than the corresponding LSA Fund. The Board also noted that, effectively, the LSA Funds will not bear any expenses in connection with the Reorganizations, as a result of the currently effective expense limitation agreements between LSAAM and the Funds. Based upon the UIF Funds' lower expense ratios and the fact that the LSA Funds will not ultimately bear any costs associated with the Reorganizations, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the LSA Funds would not be diluted as a result of the Reorganizations.

   The Board of Directors of UIF, including a majority of the Independent Directors of UIF, also has determined that the Reorganizations are in the best interests of the UIF Funds and their respective shareholders and that the interest of existing shareholders of the UIF Funds will not be diluted as a result thereof. The transaction will enable the UIF Funds to acquire investment securities which are consistent with each of the UIF Funds' investment objective, without the brokerage costs attendant to the purchase of such securities in the market. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the UIF Funds are sufficiently minor to warrant taking the opportunity to realize those benefits.

   The Board recommends that the shareholders of each LSA Fund approve the Reorganization for their Fund.

                                VOTING MATTERS

   General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of voting instructions by the Board of Trustees of the Trust by Allstate Life and other affiliated insurance companies on behalf of the Trust. It is expected that the solicitation of voting instructions will be primarily by mail. Officers and service contractors of the LSA Funds may also solicit voting instructions by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by the Adviser but will not be borne by the LSA Funds.

   Voting Rights and Required Vote. As discussed above, shares of the LSA Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of January 12, 2003 (the "Record Date"), shares of the LSA Funds were held by insurance company separate accounts as depositors for contract owners or by the insurance company as a seed capital investment. Contract owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., pass-through voting). The insurance company must vote the shares of the LSA Funds held in its name as directed. If an insurance company does not receive voting instructions from all of the contract owners, it will vote all of the shares in the relevant separate account in the same proportion as the shares of the LSA Funds for which it has received instructions from contract owners (i.e., echo voting). Any shares of a LSA Fund held directly by Allstate Life or its affiliates will also be echo voted.

   Shareholders of each LSA Fund are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the LSA Fund owned on the Record Date and each fractional share is entitled to a proportional fractional vote on the same basis. For each LSA Fund, a majority of the outstanding shares of the Fund entitled to vote, present in person or by proxy, constitutes a quorum. For each LSA Fund, approval of a Reorganization requires the affirmative vote of the lesser of (1) 67% of the outstanding shares of the Fund present at the Meeting if more than 50% of the shares of the Fund outstanding on the Record Date are present in person or by proxy; or (2) more than 50% of the shares of the Fund outstanding on the Record Date.

   Contract owners may instruct how to vote the shares held under their contract by filling out and signing the enclosed voting instruction form and returning it in the postage paid envelope provided. Contract owners may also communicate their voting instructions by telephone or by the Internet. To communicate voting instructions by telephone, contract owners should have their voting instruction forms ready and dial the toll-free number that appears on the voting instruction form. Enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. To communicate voting instructions using the Internet, contract owners should have their voting instruction forms available, go to the website www.proxyweb.com, enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. Contract owners who communicate voting instructions by telephone or by the Internet have the same power and authority to issue, revoke or otherwise change their voting instruction as currently exists for instructions communicated in written form. Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form or by attending the Meeting and providing voting instructions in person. With respect to telephonic or Internet voting instructions, the Funds and their agents will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying contract owner information, recording the contract owner's instructions and confirming to the contract owner after the fact.

   Shares represented by a properly executed voting instruction form will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the voting instruction form will vote in accordance with their best judgment. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

   If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the

Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Adviser or an affiliate thereof, unless such costs exceed $42,500, in which case the excess will be borne by LSAAM or an affiliate thereof.

   Record Date and Outstanding Shares. Only shareholders of record of the LSA Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following number of shares were outstanding and entitled to vote:

                                              Total Number of
                Name of Fund                 Shares Outstanding
                ------------                 ------------------
                LSA Equity Growth Fund......
                LSA Capital Growth Fund.....
                LSA Blue Chip Fund..........
                LSA Mid Cap Value Fund......
                LSA Diversified Mid-Cap Fund

Security Ownership of Certain Beneficial Owners and Management

   UIF Funds. [As of the Record Date, the officers and directors of UIF as a group beneficially owned less than 1% of the outstanding shares of each UIF Fund.] As of the Record Date, to the best of the knowledge of UIF, the following persons owned of record or beneficially 5% or more of the outstanding shares of the following UIF Funds:

                                   Fund/ Percentage  Type of
                  Name and Address Class Ownership  Ownership
                  ---------------- ----- ---------- ---------

   LSA Funds. As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each LSA Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the following LSA Funds:

                                         Percentage  Type of
                   Name and Address Fund Ownership  Ownership
                   ---------------- ---- ---------- ---------

   Expenses. In order to obtain the necessary voting informations, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust, LSAAM, UIF or the Adviser. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the Adviser or an affiliate thereof, unless such costs exceed $42,500, in which case the excess will be borne by LSAAM or an affiliate thereof.

                                OTHER BUSINESS

   The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the entities named in the enclosed voting instruction form.

                           CONTRACT OWNER INQUIRIES

   Contract owner inquiries may be addressed to the Trust in writing at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   Contract owners who do not expect to be present at the Meeting are requested to provide instructions on how to vote the shares held under your contract using one of the methods described on the enclosed voting instruction form. The Board of Trustees unanimously recommends that you provide voting instructions for approval of the Reorganization of your Fund.

                                          By Order of the Board of Trustees,

                                          John R. Hunter
                                          President
                                          LSA Variable Series Trust

                                                                      Exhibit A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this    day of January, 2004, by and among The Universal Institutional Funds,
Inc., a Maryland corporation (the "Acquiring Company"), with respect to its
           Portfolio, a separate series of the Acquiring Company (the "Acquiring Fund"); LSA Variable Series Trust, a Delaware statutory trust (the
"Selling Trust"), with respect to LSA            Fund, a separate series of the
Selling Trust (the "Selling Fund"); and LSA Asset Management LLC ("LSAAM"), the investment adviser to the Selling Fund (for purposes of paragraphs 5.9 and 9.1 of the Agreement only). The principal place of business of the Acquiring Company is 1221 Avenue of the Americas, New York, New York 10020. The principal place of business of the Selling Trust and LSAAM is 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062.

   This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for Class II shares of common stock, $.001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Company, on behalf of the Acquiring Fund, of the Stated Liabilities of the Selling Fund as defined in paragraph 1.3; and (iii) the pro rata distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the shareholders of record of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

   WHEREAS, the Acquiring Fund is a separate series of the Acquiring Company, and the Selling Fund is a separate series of the Selling Trust; and the Acquiring Company and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the Acquiring Fund is authorized to issue its shares of common stock;

   WHEREAS, the directors of the Acquiring Company have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

   WHEREAS, the trustees of the Selling Trust have determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

 TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
        AND THE ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION
                              OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's assets net of any Stated Liabilities of the Selling Fund described in paragraph 1.3, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.5 and the Selling Fund's rights under this Agreement.

    The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets to be assigned, delivered and otherwise transferred to the Acquiring Fund as of the date of such statements. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

    The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities, including notice of any liens or encumbrances thereto, and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Selling Fund.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund's statement of assets and liabilities as of the Closing Date as delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 7.2 (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the

    Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Company. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value in an amount as determined by Section 2.3, to be distributed to the Selling Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of [that time] shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund for periods on or before the Closing Date, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund, or the Selling Trust on behalf of the Selling Fund.

1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall be terminated and dissolved promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

1.10BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date.

                                  ARTICLE II

                                   VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by dividing the value of the assets with respect to shares of the Selling Fund determined in accordance with paragraph 2.1 (less the Stated Liabilities) by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by or under the direction of the Selling or Acquiring Fund's respective accounting agent, as applicable, in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to review by each Fund's investment adviser.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on April 30, 2004, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago,
    Illinois 60601, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Selling Fund shall instruct its Custodian, Investors Bank & Trust Company (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Selling Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that in the judgment of both the Selling and Acquiring Funds accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall instruct its transfer agent, Investors Bank & Trust Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders as of the Closing Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct the Acquiring Company to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Trust, or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents, as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

     (a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Selling Fund is a legally designated, separate series of the Selling Trust.

     (b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement (subject to shareholder approval) by the Selling Trust on behalf of the Selling Fund will not result in the material violation of, Delaware law or any provision of the Selling Trust's agreement and declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (g) The financial statements of the Selling Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

     (h) Since the date of the financial statements referred to in paragraph
         (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund due to declines in the Selling Fund's portfolio, the discharge of Selling Fund liabilities or the redemption of Selling Fund shares by Selling Fund Shareholders shall not constitute a material adverse change.

     (i) All federal and other tax returns and reports of the Selling Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) All issued and outstanding shares of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Selling Fund shares and has no outstanding securities convertible into any of the Selling Fund shares.

     (k) At the Closing Date, the Selling Trust, on behalf of the Selling Fund, will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act and other than as disclosed to and accepted by the Acquiring Fund.

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Selling Trust. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (n) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.8) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Selling Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust on behalf of the Selling Fund, as follows:

     (a) The Acquiring Company is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund is a legally designated, separate series of the Acquiring Company.

     (b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund will not result in, a material violation of, Maryland law or any provision of the Acquiring Company's articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

     (f) The financial statements included in the Registration Statement of the Acquiring Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

     (g) Since the date of the financial statements referred to in paragraph
         (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund due to declines in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

     (h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) All issued and outstanding Acquiring Fund Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the directors of the Acquiring Company, and this Agreement constitutes a valid and binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

     (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (m) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.8), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year, has been a RIC under the Code at all times since the end of its first taxable year when it so qualified, and qualifies and shall continue to qualify as a RIC under the Code.

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities law.

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Acquiring Fund are held by one or more segregated asset accounts of one or more insurance companies and (ii) public access to such Acquiring Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Acquiring Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would be adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2).

                                   ARTICLE V

             COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Except as otherwise expressly provided herein, each of the Acquiring Fund and Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Selling Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 30, 2004 (or such other date as the parties may agree to in writing).

5.3 INVESTMENT REPRESENTATION. The Selling Trust and the Selling Fund covenant that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquiring Company's officers and agents shall have reasonable access to the Selling Fund's books and records necessary to maintain current knowledge of the Selling Fund.

5.5 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Selling Trust.

5.8 PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT. The Acquiring Company will prepare and file with the Commission a registration statement on Form N-14 (the

    "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Selling Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.9 LIABILITY INSURANCE. For the period beginning at the Closing Date and ending not less than [one/three/five] years thereafter, LSAAM, its successors or assigns shall provide, or cause to be provided, reasonable liability insurance covering the actions of the former independent trustees of the Selling Trust for the period they served as such.

5.10BEST EFFORTS. Each of the Acquiring Company, the Acquiring Fund, the
    Selling Trust and the Selling Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

                                  ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

   The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Acquiring Company's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Mayer, Brown, Rowe & Maw LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Company is a corporation validly existing under the laws of the State of Maryland (Maryland counsel may be relied upon in delivering such opinion).

     (b) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is registered as an open-end management investment company under the 1940 Act and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, is a valid and binding obligation of the Acquiring Company on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the

         Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

     (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Company's articles of incorporation or bylaws.

     (g) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Selling Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Selling Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

     (a) The Selling Trust is a statutory trust validly existing under the laws of the State of Delaware.

     (b) To such counsel's knowledge, and without any independent investigation, the Selling Trust is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling

         Trust on behalf of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Selling Fund under the federal laws of the United States or the laws of Delaware for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trust's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

     (f) To such counsel's knowledge, and without any independent investigation, the Selling Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Selling Fund.

                                 ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE
                        ACQUIRING FUND AND SELLING FUND

   If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Trust's agreement and declaration of trust and bylaws, applicable Delaware law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Selling Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

8.6 As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, arising out of this Agreement, and (b) no facts known to the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

8.7 The Acquiring Company and the Selling Trust shall have received an opinion of Vedder, Price, Kaufman & Kammholz, P.C. addressed to each of the Acquiring Fund and the Selling Fund substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

     (a) the transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund;

     (c) no gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund;

     (d) no gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization;

     (e) the aggregate tax basis of Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization; and

     (f) the tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

   Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz, P.C. may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.

                                  ARTICLE IX

                                   EXPENSES

9.1 The Selling Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will pay no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the Selling Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Selling Trust, and the Acquiring Fund's investment adviser or an affiliate thereof will pay the Acquiring Fund's Reorganization expenses. LSAAM has separately entered into an agreement with the Acquiring Fund's investment adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of the Proxy Materials, except that the Acquiring Fund's investment adviser or an affiliate thereof will pay the legal fees incurred by the Acquiring Fund associated with the preparation and filing of the Proxy Materials. The Acquiring Fund's investment adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $8,500; and (b) brokerage costs payable by the Selling Fund in connection with the realignment of its portfolio pursuant to paragraph 1.2 hereof and brokerage costs associated with any necessary realignment of the Acquiring Fund's portfolio following the closing of the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate thereof will pay the difference.

9.2 The Acquiring Company, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

                                   ARTICLE X

                                INDEMNIFICATION

10.1The Acquiring Company agrees to indemnify and hold harmless the Selling
    Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2The Selling Trust agrees to indemnify and hold harmless the Acquiring
    Company, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                  ARTICLE XI

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1The Acquiring Company, on behalf of the Acquiring Fund, and the Selling
    Trust, on behalf of the Selling Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of
    Article X, the obligations of the Acquiring Fund and the Selling Fund in paragraph 5.6 and the obligations of LSAAM in paragraph 5.9 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE XII

                                  TERMINATION

12.1This Agreement may be terminated by the mutual written agreement of the Acquiring Company and the Selling Trust. In addition, either the Acquiring Company or the Selling Trust may at their option terminate this Agreement at or before the Closing Date due to:

     (a) a breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met.

12.2In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Company or the Selling Trust, or their respective board members or officers, to the other party or its board members or officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

                                 ARTICLE XIII

                                  AMENDMENTS

12.3This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Selling Trust as specifically authorized by their respective board members; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIV

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

14.1The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Acquiring Company personally, but shall bind only the property of the Acquiring Fund, as provided in the articles of incorporation of the Acquiring Company. Moreover, no series of the Acquiring Company other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Company hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Company on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Company, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Company's articles of incorporation.

14.6It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the agreement and declaration of trust of the Selling Trust. Moreover, no series of the Selling Trust other than the Selling Fund shall be responsible for the obligations of the Selling Trust hereunder, and all persons shall look only to the assets of the Selling Fund to satisfy the obligations of the Selling Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Selling Trust's agreement and declaration of trust.

                                  ARTICLE XV

                                    NOTICES

15.1Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Selling Trust, 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062, Attention: Bruce Teichner, or to the Acquiring Company, 1221 Avenue of the Americas, New York, New York 10020, Attention:
    A. Thomas Smith III, or to any other address that the Acquiring Company or the Selling Trust shall have last designated by notice to the other party.

   IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                              The Universal Institutional
                                              Funds, Inc.

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              LSA Variable Series Trust

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              The Undersigned is a party to
                                              this Agreement for thepurposes of
                                              paragraphs 5.9 and 9.1 only:

                                              LSA Asset Management LLC

                                              By:
                                                  ------------------------------
                                                              Name:
                                                             Title:

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                                                      Exhibit B

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this    day of January, 2004, by and among The Universal Institutional Funds,
Inc., a Maryland corporation (the "Acquiring Company"), with respect to its
           Portfolio, a separate series of the Acquiring Company (the "Acquiring Fund"); LSA Variable Series Trust, a Delaware statutory trust (the
"Selling Trust"), with respect to LSA            Fund, a separate series of the
Selling Trust (the "Selling Fund"); and LSA Asset Management LLC ("LSAAM"), the investment adviser to the Selling Fund (for purposes of paragraphs 5.8 and 9.1 of the Agreement only). The principal place of business of the Acquiring Company is 1221 Avenue of the Americas, New York, New York 10020. The principal place of business of the Selling Trust and LSAAM is 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062.

   The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for Class II shares of common stock, $.001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Company, on behalf of the Acquiring Fund, of the Stated Liabilities of the Selling Fund as defined in paragraph 1.3; and (iii) the pro rata distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the shareholders of record of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

   WHEREAS, the Acquiring Fund is a separate series of the Acquiring Company, and the Selling Fund is a separate series of the Selling Trust; and the Acquiring Company and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the Acquiring Fund is authorized to issue its shares of common stock;

   WHEREAS, the directors of the Acquiring Company have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

   WHEREAS, the trustees of the Selling Trust have determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

     TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION
                              OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the

    Selling Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's assets net of any Stated Liabilities of the Selling Fund described in paragraph 1.3, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.5 and the Selling Fund's rights under this Agreement.

    The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets to be assigned, delivered and otherwise transferred to the Acquiring Fund as of the date of such statements. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

    The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities, including notice of any liens or encumbrances thereto, and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would not be in the best interests of the Selling Fund.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund's statement of assets and liabilities as of the Closing Date as delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 7.2 (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of

    Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Company. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value in an amount as determined by Section 2.3, to be distributed to the Selling Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of [that time] shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund for periods on or before the Closing Date, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund, or the Selling Trust on behalf of the Selling Fund.

1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall be terminated and dissolved promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

1.10BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date.

                                  ARTICLE II

                                   VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by dividing the value of the assets with respect to shares of the Selling Fund determined in accordance with paragraph 2.1 (less the Stated Liabilities) by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by or under the direction of the Selling or Acquiring Fund's respective accounting agent, as applicable, in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to review by each Fund's investment adviser.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on April 30, 2004, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago,
    Illinois 60601, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Selling Fund shall instruct its Custodian, Investors Bank & Trust Company (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Selling Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that in the judgment of both the Selling and Acquiring Funds accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall instruct its transfer agent, Investors Bank & Trust Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders as of the Closing Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct the Acquiring Company to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Trust, or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents, as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

     (a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Selling Fund is a legally designated, separate series of the Selling Trust.

     (b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement (subject to shareholder approval) by the Selling Trust on behalf of the Selling Fund will not result in the material violation of, Delaware law or any provision of the Selling Trust's agreement and declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (g) The financial statements of the Selling Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

     (h) Since the date of the financial statements referred to in paragraph
         (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund due to declines in the Selling Fund's portfolio, the discharge of Selling Fund liabilities or the redemption of Selling Fund shares by Selling Fund Shareholders shall not constitute a material adverse change.

     (i) All federal and other tax returns and reports of the Selling Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) All issued and outstanding shares of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Selling Fund shares and has no outstanding securities convertible into any of the Selling Fund shares.

     (k) At the Closing Date, the Selling Trust, on behalf of the Selling Fund, will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act and other than as disclosed to and accepted by the Acquiring Fund.

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Selling Trust. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (n) From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Selling Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust on behalf of the Selling Fund, as follows:

     (a) The Acquiring Company is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund is a legally designated, separate series of the Acquiring Company.

     (b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund will not result in, a material violation of, Maryland law or any provision of the Acquiring Company's articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

     (f) The financial statements included in the Registration Statement of the Acquiring Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

     (g) Since the date of the financial statements referred to in paragraph
         (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund due to declines in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

     (h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) All issued and outstanding Acquiring Fund Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the directors of the Acquiring Company, and this Agreement constitutes a valid and binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

     (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (m) From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year, has been a RIC under the Code at all times since the end of its first taxable year when it so qualified, and qualifies and shall continue to qualify as a RIC under the Code.

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities law.

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Acquiring Fund are held by one or more segregated asset accounts of one or more insurance companies and (ii) public access to such Acquiring Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Acquiring Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would be adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2).

                                   ARTICLE V

             COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Except as otherwise expressly provided herein, each of the Acquiring Fund and Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Selling Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 30, 2004 (or such other date as the parties may agree to in writing).

5.3 INVESTMENT REPRESENTATION. The Selling Trust and the Selling Fund covenant that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquiring Company's officers and agents shall have reasonable access to the Selling Fund's books and records necessary to maintain current knowledge of the Selling Fund.

5.5 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT. The Acquiring Company will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Selling Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 LIABILITY INSURANCE. For the period beginning at the Closing Date and ending not less than [one/three/five] years thereafter, LSAAM, its successors or assigns shall provide, or cause to be provided, reasonable liability insurance covering the actions of the former independent trustees of the Selling Trust for the period they served as such.

5.9 BEST EFFORTS. Each of the Acquiring Company, the Acquiring Fund, the Selling Trust and the Selling Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

                                  ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

   The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Acquiring Company's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Mayer, Brown, Rowe & Maw LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Company is a corporation validly existing under the laws of the State of Maryland (Maryland counsel may be relied upon in delivering such opinion).

     (b) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is registered as an open-end management investment company under the 1940 Act and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, is a valid and binding obligation of the Acquiring Company on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

     (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Company's articles of incorporation or bylaws.

     (g) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Selling Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Selling Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

     (a) The Selling Trust is a statutory trust validly existing under the laws of the State of Delaware.

     (b) To such counsel's knowledge, and without any independent investigation, the Selling Trust is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Selling Fund under the federal laws of the United States or the laws of Delaware for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trust's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

     (f) To such counsel's knowledge, and without any independent investigation, the Selling Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Selling Fund.

                                 ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE
                        ACQUIRING FUND AND SELLING FUND

   If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Trust's agreement and declaration of trust and bylaws, applicable Delaware law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Selling Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

8.6 As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, arising out of this Agreement, and (b) no facts known to the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

                                  ARTICLE IX

                                   EXPENSES

9.1 The Selling Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will pay no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the Selling Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Selling Trust, and the Acquiring Fund's investment adviser or an affiliate thereof will pay the Acquiring Fund's Reorganization expenses. LSAAM has separately entered into an agreement with the Acquiring Fund's investment adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of the Proxy Materials, except that the Acquiring Fund's investment adviser or an affiliate thereof will pay the legal fees incurred by the Acquiring Fund associated with the preparation and filing of the Proxy Materials. The Acquiring Fund's investment adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $8,500; and (b) brokerage costs payable by the Selling Fund in connection with the realignment of its portfolio pursuant to paragraph 1.2 hereof and brokerage costs associated with any necessary realignment of the Acquiring Fund's portfolio following the closing of the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate thereof will pay the difference.

9.2 The Acquiring Company, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

                                   ARTICLE X

                                INDEMNIFICATION

10.1The Acquiring Company agrees to indemnify and hold harmless the Selling
    Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2The Selling Trust agrees to indemnify and hold harmless the Acquiring
    Company, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                  ARTICLE XI

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1The Acquiring Company, on behalf of the Acquiring Fund, and the Selling
    Trust, on behalf of the Selling Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of Article X, the obligations of the Acquiring Fund and the Selling Fund in paragraph 5.6 and the obligations of LSAAM in paragraph 5.8 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE XII

                                  TERMINATION

12.1This Agreement may be terminated by the mutual written agreement of the Acquiring Company and the Selling Trust. In addition, either the Acquiring Company or the Selling Trust may at their option terminate this Agreement at or before the Closing Date due to:

     (a) a breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met.

12.2In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Company or the Selling Trust, or their respective board members or officers, to the other party or its board members or officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

                                 ARTICLE XIII

                                  AMENDMENTS

13.1This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Selling Trust as specifically authorized by their respective board members; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIV

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

14.1The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Acquiring Company personally, but shall bind only the property of the Acquiring Fund, as provided in the articles of incorporation of the Acquiring Company. Moreover, no series of the Acquiring Company other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Company hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Company on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Company, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Company's articles of incorporation.

14.6It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the agreement and declaration of trust of the Selling Trust. Moreover, no series of the Selling Trust other than the Selling Fund shall be responsible for the obligations of the Selling Trust hereunder, and all persons shall look only to the assets of the Selling Fund to satisfy the obligations of the Selling Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Selling Trust's agreement and declaration of trust.

                                  ARTICLE XV

                                    NOTICES

15.1Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Selling Trust, 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062, Attention: Bruce Teichner, or to the Acquiring Company, 1221 Avenue of the Americas, New York, New York 10020, Attention:
    A. Thomas Smith III, or to any other address that the Acquiring Company or the Selling Trust shall have last designated by notice to the other party.

   IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                              The Universal Institutional
                                              Funds, Inc.

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              LSA Variable Series Trust

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              The Undersigned is a party to
                                              this Agreement for thepurposes of
                                              paragraphs 5.8 and 9.1 only:

                                              LSA Asset Management LLC

                                              By:
                                                  ------------------------------
                                                              Name:
                                                             Title:

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                                                      Exhibit C

                        MANAGEMENT'S DISCUSSION OF THE
                   UIF EQUITY GROWTH PORTFOLIO'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

Market Review

   During 2002, domestic equities declined for a third straight year, the first time that has occurred since 1939-1941. Despite a rally during the fourth quarter, the Index finished the year down more than 22%, its worst year since 1974. Growth stocks were particularly hard hit across the capitalization spectrum and weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services.

   Although the Portfolio under performed the Index for the year, it exceeded both the Russell 1000 Growth Index and the Lipper peer group median. Security selection was weak in consumer discretionary and industrials. Some major retailers turned in disappointing years due to slower consumer spending. Industrial performance was dragged down by major companies. One company is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the Portfolio's position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified business as attractive. Spin-offs, in our opinion, would only dilute shareholder value. In terms of allocation, our underweight to energy detracted from performance. We view exploration and production companies as a hedge given the possibility of war. We favor diversified financial companies, however, an underweight to financials detracted from performance. A diversified financial company experienced an exceptional growth in 2002 due to the mortgage refinance boom. Our overweight to information technology detracted from relative performance. The second half recovery did not unfold as businesses chose to hang on to their capital and postponed technology spending. A large percentage of technology investments has positioned the Portfolio to benefit from a possible recovery in technology. Our overweight to health care was positive; however, security selection detracted from relative performance.

Market Outlook

   We are cautiously optimistic the economic recovery will continue as we see signs of stabilization. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. Consumer spending has slowed somewhat, and in our view, what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point, there is not a great deal of visibility for the vast number of companies we follow. Geo-political concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the Portfolio in anticipation of a recovery.

January 2003

                   Performance Compared to the S&P 500 Index

                                   Total Returns/(2)/
                           ----------------------------------
                                                    Average
                                       Average      Annual
                                     Annual Five     Since
                           One Year     Years    Inception/(3)/
                           --------  ----------- -------------
                Portfolio.  (27.81)%    (2.11)%      3.04%
                Index/(1)/  (22.09)     (0.58)       4.49

--------
(1)The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.
(2)Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)Commenced operations on January 2, 1997.

                                    [CHART]

Growth of a $10,000 Investment in Equity Growth Portfolio and the S&P 500 Index

                 Equity Growth           S&P 500
                   Portfolio              Index
                ---------------         ----------
  1/2/1997          $10,000               $10,000
12/31/1997           13,305                13,402
12/31/1998           15,872                17,231
12/31/1999           22,133                20,856
12/31/2000           19,533                18,954
12/31/2001           16,570                16,702
12/31/2002           11,961                13,015

--------
*  Commenced operations on January 2, 1997.

   In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

   Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

   Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

   For the year ended December 31, 2002, the Portfolio had a total return of -27.81% compared to -22.09% for the S&P 500 Index (the "Index").

                                                                      Exhibit D

                        MANAGEMENT'S DISCUSSION OF THE
                UIF U.S. MID CAP VALUE PORTFOLIO'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

Mid Cap Value Portfolio (now called U.S. Mid Cap Value Portfolio)

Market Review

   Calendar year 2002 was a challenging one for the Portfolio. The past twelve months represented the third straight year of decline for domestic equities, the first time that has occurred since 1939-1941. Despite a rally during the fourth quarter, the Index finished the year down more than 14%, its worst year ever since its inception in 1981. Weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services. Accounting and corporate governance scandals dominated headlines for a large part of the year and seven of the twelve largest U.S. bankruptcies ever took place during the year. Investor concerns about geo-political issues overseas, particularly in the Middle East, weighed on equity markets as well. The macroeconomic picture did shows some signs of improvement, however, as evidenced by four consecutive quarters of gross domestic product growth, and interest rates fell to their lowest levels in 40 years.

   Two key issues, which led to disappointing performance during the year, were corporate fraud and liquidity concerns. These problems materialized in the Portfolio within the technology, energy, utilities, and consumer services sectors. Corporate fraud became an issue with three companies that were larger holdings of the Portfolio. As the details of their respective situations became clear, each of these positions was reduced, and when possible, completely sold out of the Portfolio. Two additional stocks held by the Portfolio declined during the year primarily due to liquidity concerns, which we believed were exaggerated. However, in order to limit the Portfolio's exposure to these risks, these positions were reduced as well. These five companies accounted for nearly ten percentage points of the Portfolio's underperformance or approximately 70% of the Portfolio's total relative underperformance. Positives for the year included stock selection within basic resources, an overweight to consumer services and a slight underweight to telephone services.

   We have taken a number of steps to address underperformance. We have added several balance sheet factors into our quantitative models and have done extensive back testing to verify their usefulness. We continue to work closely with our corporate fixed income and high yield teams, in order to gain additional insight into liquidity issues that might affect the value of the equities that we own.

   We are encouraged by the Portfolio's outperformance during the fourth quarter and continue to adhere to our investment discipline and maintain a well diversified portfolio. We anticipate that corporate spending will take the lead at this point in the current cycle and contributions by the consumer will tend to be somewhat muted. As such, we favor companies with financial and operating leverage, particularly those in the business-to-business area, and remain underweight consumer related sectors at the margin. We have positioned the Portfolio to take advantage of these themes by overweighting the technology, utilities, and health care sectors, and underweighting consumer durables, consumer services, and retail.

Market Outlook

   We expect this recovery to be slower and potentially more fragile than those in the past. We are becoming more constructive on the economy as a weak dollar, accommodative fiscal and monetary policies begin to support better economic activity. Issues such as geo-political concerns, rising energy prices, and a weak global economy could stall the recovery.

January 2003

               Performance Compared to the S&P MidCap 400 Index

                                   Total Returns/(2)/
                           ----------------------------------
                                                    Average
                                       Average      Annual
                                     Annual Five     Since
                           One Year     Years    Inception/(3)/
                           --------  ----------- -------------
                Portfolio.  (27.95)%    1.48%         7.20%
                Index/(1)/  (14.50)     6.42         10.60

--------
(1)The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation.
(2)Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such wavier and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)Commenced operations on January 2, 1997.

           Comparison of the Change in Value of a $10,000 Investment

                                  [CHART]

Comparison of the Change in Value of a $10,000 Investment

                 Equity Growth           S&P 500
                   Portfolio              Index
                ---------------         ----------
  1/2/1997          $10,000               $10,000
12/31/1997           14,903                13,405
12/31/1998           16,337                15,968
12/31/1999           19,623                18,318
12/31/2000           21,733                21,524
12/31/2001           21,049                21,399
12/31/2002           15,165                18,297

--------
*  Commenced operations on January 2, 1997.

   In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

   Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

   Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in commons tocks and other equity securities. Investments in medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

   For the year ended December 31, 2002, the Portfolio had a total return of -27.95% compared to -14.50% for the S&P MidCap 400 Index (the "Index").

                                                                      Exhibit E

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA EQUITY GROWTH FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Focused Equity Fund (now called Equity Growth Fund) Advised by: Van Kampen

Performance Review

   During the 12-month period ending December 31, 2002, the LSA Focused Equity Fund returned -29.81%, underperforming its primary benchmark, the S&P 500 Index, which returned -22.10%, and its secondary benchmark, the Russell 1000 Growth Index, which returned -27.88%.

   Security selection and sector allocation both detracted from performance relative to the S&P 500 Index. Of particular note, security selection was weak in Consumer Discretionary and Industrials. Retailers Home Depot, Wal-Mart, and BJ's Wholesale Club turned in disappointing years. Home Depot has seen its momentum slow this year due to increased competition from Lowe's. Home Depot remains the leading home improvement retailer. The company remains very profitable and is capable of generating huge free cash flow. The company also has an ongoing share buyback program. Despite its dominant position among discount retailers, Wal-Mart found that it is not immune to the effects of slower consumer spending. BJ's Wholesale Clubs experienced sluggish sales and disappointing results of new market locations. BJ's has been adversely impacted by the increased pricing competition in the supermarket industry. Industrial performance was dragged down by Tyco and General Electric. Tyco is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified businesses as attractive. Spin-offs would only dilute shareholder value. General Electric experienced a cyclical downturn in its power systems business and its insurance business is down sharply as a result of a $1.4 billion restructuring charge. The other units of the company were not able to offset these events.

   In terms of allocation, three sectors figured prominently in our underperformance. Our underweight to Energy detracted from performance. We found growth opportunities in exploration and production companies which we view as a hedge given the possibility of war. Baker Hughes is an attractive investment opportunity due to its deep sea drilling capabilities. The underweight to Financials had an adverse impact on performance. We favor diversified financial companies that demonstrate growth opportunities. Freddie Mac is an example of a company that experienced exceptional growth in 2002 due to the mortgage refinance boom as a result of lower interest rates. Citigroup had its fair share of negative news headlines. In spite of these events we continue to believe that this company is well positioned for growth. Our overweight to Information Technology detracted from relative performance. It was widely viewed that technology companies were poised for a second half recovery. Unfortunately businesses chose to hold on to their capital and postponed technology spending. Microsoft, Dell, Cisco, Intel, and IBM represent the largest percentage of our technology investment. We believe these dominant players will continue to take market share from their smaller rivals and are well positioned to benefit from a recovery in technology.

   Health Care represented the heaviest weight in the portfolio and largest bet relative to the benchmark. In our view, pharmaceutical and biotechnology companies have compelling growth prospects. We take a portfolio approach to investing in this space by owning a number of companies. In pharmaceuticals we monitor the effectiveness of drug therapies and their market share. Pharmaceutical companies are also evaluated on the basis of their product pipeline in order to assess future growth potential. In biotechnology, we evaluate each drug's probability of success. Our overweight to Health Care proved positive, however, security selection detracted from relative performance. Pfizer's shares have been weak on concerns regarding its merger with Pharmacia and a Neurontin (Epilepsy) patent challenge. Idec Pharmaceuticals has experienced a slower than expected rollout of its Zevalin (Non Hodgkins Lymphoma) drug therapy. Wyeth declined on news concerning side effects from long-term use of its hormone replacement therapy (Prempro).

Outlook

   We see signs of stabilization and are cautiously optimistic the economic recovery will continue. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. The consumer has slowed somewhat but has not rolled, and in our view what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point there is not a great deal of visibility for the vast number of companies we follow. Geopolitical concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the portfolio in anticipation of a recovery.

   The views expressed herein reflect those of Van Kampen, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Focused Equity Fund, the S&P 500 Index, and the Russell 1000 Growth Index

           Focused Equity  S&P 500  Russell 1000
                Fund        Index   Growth Index
           --------------  -------  ------------
10/01/99      $10,000      $10,000    $10,000
10/31/99       10,480       10,632     10,717
11/30/99       11,010       10,848     11,295
12/31/99       12,070       11,486     12,470
 1/31/00       11,890       10,909     11,885
 2/29/00       12,150       10,703     12,466
 3/31/00       13,520       11,749     13,359
 4/30/00       12,880       11,396     12,723
 5/31/00       12,220       11,162     12,082
 6/30/00       12,820       11,437     12,998
 7/31/00       12,660       11,259     12,456
 8/31/00       13,480       11,958     13,584
 9/30/00       12,370       11,326     12,299
10/31/00       12,160       11,278     11,717
11/30/00       10,870       10,390      9,990
12/31/00       10,643       10,441      9,674
 1/31/01       11,133       10,811     10,342
 2/28/01        9,735        9,826      8,586
 3/31/01        8,671        9,204      7,652
 4/30/01        9,652        9,918      8,620
 5/31/01        9,683        9,985      8,493
 6/30/01        9,453        9,742      8,296
 7/31/01        9,203        9,646      8,089
 8/31/01        8,566        9,043      7,427
 9/30/01        8,045        8,313      6,686
10/31/01        8,337        8,471      7,037
11/30/01        9,067        9,121      7,712
12/31/01        9,000        9,201      7,698
 1/31/02        8,780        9,067      7,562
 2/28/02        8,467        8,892      7,248
 3/31/02        8,707        9,226      7,499
 4/30/02        8,039        8,667      6,887
 5/31/02        7,903        8,604      6,720
 6/30/02        7,298        7,991      6,099
 7/31/02        6,671        7,368      5,763
 8/31/02        6,661        7,416      5,781
 9/30/02        5,982        6,611      5,181
10/31/02        6,557        7,192      5,656
11/30/02        6,870        7,615      5,963
12/31/02        6,316        7,168      5,552


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                             Value of a
                                                              $10,000
                                          Since Inception Investment as of
                                One Year      10/1/99         12/31/02
                                --------  --------------- ----------------
      Focused Equity Fund......  (29.81)%     (13.17)%         $6,316
      S&P 500 Index............  (22.10)%      (9.72)%         $7,168
      Russell 1000 Growth Index  (27.88)%     (16.54)%         $5,552

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit F

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA CAPITAL GROWTH FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Growth Equity Fund (now called Capital Growth Fund) Advised by: Goldman Sachs Asset Management

Performance Review

   For the 12-months ended December 31, 2002, the LSA Growth Equity Fund posted a total return of -24.37%, underperforming the S&P 500 Index benchmark, which returned -22.10%. However, the Fund's annualized since inception (10/01/99) return was -9.71%, flat compared against the -9.72% return of the S&P 500 Index.

   Poor performance in both the Media & Communication and Health Care sectors detracted from results. The weakest companies in these areas included AOL Time Warner, Inc., Crown Castle Int'l Corp., Wyeth, and Bristol-Myers Squibb Co. The Fund benefited from strong stock selection within the Technology group. The most notable performers included Dell Computer Corp. and Intuit, Inc. We added additional value in the Consumer Staples area, where a number of holdings performed well this year. For example, Procter & Gamble Co., Energizer Holdings, Inc., and Avon Products, Inc. enhanced relative results versus the benchmark.

Outlook

   After a third straight year of market declines, many anticipate a more favorable environment for U.S. equity investing in 2003. Throughout the downturn, U.S. companies have been plagued by an abrupt economic slowdown and deterioration in investor confidence. During the past couple of years, a convergence of negative factors led to the prolonged decline in stock prices. As the economy emerges from its downturn, U.S. businesses could begin to produce earnings that may exceed the market's expectations. Although valuations have been compressed, we believe high operating leverage and increased market share could lead to strong stock price performance for the Fund's holdings.

   There are an increasing number of signs that the economy is recovering as evidenced by Gross Domestic Product ("GDP") growth, however, investors have questioned the timing and pace of the rebound. Our team does not attempt to predict this time frame, as we are intently focused on the compounding growth that could occur in the companies we hold over the long term.

   The views expressed herein reflect those of Goldman Sachs Asset Management, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Growth Equity Fund, and the S&P 500 Index

           Focused Equity  S&P 500
                Fund        Index
           --------------  -------
10/01/99      $10,000      $10,000
10/31/99       10,850       10,632
11/30/99       11,120       10,848
12/31/99       12,080       11,486
 1/31/00       11,499       10,909
 2/29/00       11,309       10,703
 3/31/00       12,350       11,749
 4/30/00       11,979       11,396
 5/31/00       11,729       11,162
 6/30/00       12,340       11,437
 7/31/00       12,100       11,259
 8/31/00       12,730       11,958
 9/30/00       12,080       11,326
10/31/00       11,989       11,278
11/30/00       11,129       10,390
12/31/00       11,061       10,441
 1/31/01       11,424       10,811
 2/28/01       10,324        9,826
 3/31/01        9,577        9,204
 4/30/01       10,459        9,918
 5/31/01       10,490        9,985
 6/30/01       10,272        9,742
 7/31/01       10,013        9,646
 8/31/01        9,349        9,043
 9/30/01        8,591        8,313
10/31/01        8,747        8,471
11/30/01        9,421        9,121
12/31/01        9,484        9,201
 1/31/02        9,235        9,067
 2/28/02        9,038        8,892
 3/31/02        9,287        9,226
 4/30/02        8,591        8,667
 5/31/02        8,550        8,604
 6/30/02        7,886        7,991
 7/31/02        7,346        7,368
 8/31/02        7,377        7,416
 9/30/02        6,620        6,611
10/31/02        7,305        7,192
11/30/02        7,689        7,615
12/31/02        7,173        7,168


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                         Value of a
                                                          $10,000
                                      Since Inception Investment as of
                            One Year     10/01/99         12/31/02
                            --------  --------------- ----------------
         Growth Equity Fund  (24.37)%      (9.71)%         $7,173
         S&P 500 Index.....  (22.10)%      (9.72)%         $7,168

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit G

                        MANAGEMENT'S DISCUSSION OF THE
                       LSA BLUE CHIP FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Blue Chip Fund
Advised by: A I M Capital Management, Inc.

Performance Review

   During the 12-month period ending December 31, 2002, the LSA Blue Chip Fund returned -26.20%. The Fund slightly underperformed its benchmark, the S&P 500 Index, which posted a return of -22.10%. The Fund puts emphasis on stocks with quality earnings-growth potential, which have been out of favor in this market environment. The Russell 1000 Growth Index posted a return of -27.88% versus the Russell 1000 Value Index, which posted a return of -15.52% for the year.

   Strong stock selection and an underweight position in the Telecommunication Services sector was the largest positive contributor to relative performance. Stock selection in the Energy sector was also a positive contributor to relative performance. Detractors from relative performance include stock selection in the Consumer Discretionary, Financials, and Industrials sectors. An overweight position in the Information Technology sector also detracted from relative performance as market-leading companies remained under pressure.

   Managers continue to focus on market-leading companies across all market sectors and believe that as the economy recovers, these traditionally high-valuation investments should come back into favor. As corporate earnings begin to increase again, and investor confidence grows, the underlying fundamentals of these high-quality companies will again make these attractive investments. Late in the year, the portfolio benefited as the market began to recognize and reward the market-leading companies the portfolio holds. Managers believe the portfolio is well positioned for the economic recovery ahead in 2003.

Outlook

   Although economic growth has slowed recently, and concern over geopolitical risks and corporate governance issues may persist, the recovery in the economy and the financial markets is expected to continue into 2003. At its November 6 meeting, the Federal Reserve Board (the "Fed") cut the Federal Funds Target rate by 50 basis points to 1.25%, its lowest level in over 40 years. This low interest rate environment should help to sustain strength in consumer spending, providing continued support for Gross Domestic Product ("GDP") growth. Additionally, improvements in corporate profits are expected to promote increases in capital spending, which should provide additional fuel for growth in the long run. Finally, a fiscal stimulus package proposed by the Bush administration, if passed, should also contribute to the strength of the economy in the New Year.

   The views expressed herein reflect those of A I M Capital Management, Inc., the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Blue Chip Fund, and the S&P 500 Index

            Blue Chip Fund   S&P 500 Index
            --------------   -------------
 8/14/2001     $10,000          $10,000
 8/31/2001       9,400            9,559
 9/30/2001       8,550            8,787
10/31/2001       8,880            8,955
11/30/2001       9,610            9,642
12/31/2001       9,620            9,726
 1/31/2002       9,420            9,584
 2/28/2002       9,090            9,399
 3/31/2002       9,460            9,753
 4/30/2002       8,760            9,162
 5/31/2002       8,560            9,095
 6/30/2002       7,980            8,447
 7/31/2002       7,420            7,789
 8/31/2002       7,470            7,840
 9/30/2002       6,730            6,988
10/31/2002       7,310            7,603
11/30/2002       7,530            8,050
12/31/2002       7,100            7,577


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                       Value of a
                                                         $10,000
                                      Since Inception Investment as
                            One Year      8/14/01      of 12/31/02
                            --------  --------------- -------------
             Blue Chip Fund  (26.20)%     (21.93)%       $7,100
             S&P 500 Index.  (22.10)%     (18.17)%       $7,578

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit H

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA MID CAP VALUE FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Mid Cap Value Fund
Advised by: Van Kampen Asset Management Inc.

Performance Review

   Economic concerns, investor uneasiness over ongoing global tensions, and mistrust of corporate financial statements cast a pall over U.S. and global equity markets in 2002. Despite a strong rally in October and November, the markets were unable to stage a recovery and provided a negative return for the third consecutive year.

   In this environment, the LSA Mid Cap Value Fund returned -7.49%, outperforming its benchmark, the Russell Midcap Value Index which returned -9.64% and the Russell Midcap Index which returned -16.19% for the 12-month period ending December 31, 2002.

   The portfolio's best relative performing sectors for the year were Consumer Staples, where we were underweighted and Industrials where we were overweighted. Our stock selection in these sectors drove the portfolio's strong relative performance for the year.

   The sectors that detracted most from the portfolio's return were Utilities and Telecommunications Services. Though we were underweighted in both areas, overall weakness in each group and the poor performance of several of our individual holdings negatively impacted the portfolio. Telecommunications and utility companies generally suffered from too much debt and poor pricing power throughout the year. We did see some improvement in pricing power for telecommunication companies in the middle of the fourth quarter and this could be an indication of improving performance from these companies.

   During the course of the year, we made a number of adjustments to the portfolio based on our evaluations of individual companies. We eliminated several utility companies, thus reducing the percentage of the portfolio committed to that sector. We think Utilities still faces substantial challenges, and though there could be some opportunities among these stocks longer term, we believe it is too early to commit additional capital to the sector. The Fund's allocations to Telecommunications, Information Technology, Materials, and Energy were also reduced, while allocations to Financial companies and Consumer Discretionary companies rose.

   Our sector allocations result from our bottom-up stock analysis, rather than a top down emphasis on sector selection. Changes to our allocations depend on where we are finding the most attractive stocks. In our view, no particular sector is yielding significantly more opportunities than another at the present time. However, we have been seeing better opportunities among mid cap stocks than we found early in 2002. This area of the market had performed relatively well in 2001, making it difficult to identify attractively valued stocks. However, after the first quarter of 2002, large and small-cap stocks generally performed better than mid cap stocks, creating a more favorable buying environment for us.

Outlook

   Our outlook for mid cap stocks and for the Fund is fairly favorable going forward. Overall we think the market could remain volatile amid continuing global uncertainty and the possibility that reduced consumer spending could hamper the economic recovery. We don't expect a strong rebound, because of the weak recovery in corporate earnings. However, we think valuations in mid cap companies are attractive and believe that bodes well for their potential performance in the year ahead. In this environment, we expect to position the portfolio somewhat conservatively, emphasizing a mix of defensive stocks and stocks that we believe may be positioned to benefit from a recovery.

   The views expressed herein reflect those of Van Kampen Asset Management Inc., the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Mid Cap Value Fund, the Russell MidCap Index, and the Russell MidCap Value Index

              Mid Cap    Russell MidCap  Russell MidCap
            Value Fund       Index         Value Index
           ------------  --------------  --------------
 8/14/01     $10,000       $10,000           $10,000
 8/31/01       9,940         9,747             9,832
 9/30/01       8,980         8,571             8,894
10/31/01       9,440         8,911             8,941
11/30/01      10,270         9,657             9,567
12/31/01      10,707        10,045             9,964
 1/31/02      10,747         9,985            10,065
 2/28/02      10,978         9,879            10,228
 3/31/02      11,781        10,472            10,751
 4/30/02      11,620        10,269            10,744
 5/31/02      11,520        10,153            10,728
 6/30/02      10,737         9,472            10,249
 7/31/02       9,523         8,548             9,245
 8/31/02       9,693         8,594             9,353
 9/30/02       8,941         7,801             8,409
10/31/02       9,653         8,196             8,676
11/30/02      10,075         8,765             9,222
12/31/02       9,905         8,419             9,003


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                             Value of a
                                                              $10,000
                                          Since Inception Investment as of
                                One Year      8/14/01         12/31/02
                                --------  --------------- ----------------
     Mid Cap Value Fund........   (7.49)%      (0.69)%         $9,905
     Russell MidCap Index......  (16.19)%     (11.69)%         $8,419
     Russell MidCap Value Index   (9.64)%      (7.31)%         $9,003

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit I

                        MANAGEMENT'S DISCUSSION OF THE
                  LSA DIVERSIFIED MID-CAP FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Diversified Mid-Cap Fund
Advised by: Fidelity Management & Research Company

Performance Review

   In 2002, the broad market finished in negative territory for the third consecutive year. Investors' uneasiness with the situation in the Middle East, deteriorating domestic economic activity and corporate scandals contributed to the market's malaise. In this environment, LSA Diversified Mid-Cap Fund posted a loss of -19.25% for the 12-month period ending December 31, 2002, and trailed its benchmark, the Russell Midcap Index, which returned -16.19%.

   Poor security selection within the Industrials sector was the primary reason for the portfolio's underperformance. Specifically, security selection within the airline industry hurt, as these companies battled heavy debt loads and the ongoing threat of bankruptcy. Conversely, underweighting Health Care helped, as many biotechnology stocks declined sharply due to unfavorable clinical trial data.

   In the fourth quarter of 2002, the broad market was highly volatile but finished in positive territory. Compelling stock valuations and a brighter earnings outlook for corporate America were the key drivers for the market rally. During this period, LSA Diversified Mid-Cap Fund underperformed its benchmark, the Russell Midcap Index, despite posting positive returns. Security selection within the Information Technology sector, particularly among hardware and equipment companies, was the primary reason the portfolio underperformed during the quarter. Security selection within the Utilities and Consumer Durables groups also detracted from results. On the flip side, underweighting Consumer Discretionary stocks helped, as did astute security selection within the Financials sector.

Outlook

   The Fund's strategy remains focused on identifying stocks with improving fundamentals that offer high-quality earnings at reasonable prices. Both short-term and long-term earnings growth will be considered as well as a security's valuation level. Stock-by-stock portfolio construction using Fidelity's extensive research capabilities will continue to drive investment decisions.

   The views expressed herein reflect those of Fidelity Management & Research Company, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Diversified Mid-Cap Fund, and the Russell MidCap Index

          Diversified     Russell MidCap
          Mid-Cap Fund        Index
          ------------    --------------
 8/14/01    $10,000          $10,000
 8/31/01      9,800            9,747
 9/30/01      8,540            8,571
10/31/01      8,940            8,911
11/30/01      9,650            9,657
12/31/01     10,047           10,045
 1/31/02     10,017            9,985
 2/28/02      9,936            9,879
 3/31/02     10,387           10,472
 4/30/02     10,287           10,269
 5/31/02     10,167           10,153
 6/30/02      9,506            9,472
 7/31/02      8,556            8,548
 8/31/02      8,586            8,594
 9/30/02      7,745            7,801
10/31/02      8,035            8,196
11/30/02      8,486            8,765
12/31/02      8,113            8,419


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                            Value of a
                                                             $10,000
                                         Since Inception Investment as of
                               One Year      8/14/01         12/31/02
                               --------  --------------- ----------------
      Diversified Mid-Cap Fund  (19.25)%     (14.03)%         $8,113
      Russell MidCap Index....  (16.19)%     (11.69)%         $8,419

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

ANNUAL
 REPORT

EMERGING GROWTH EQUITY FUND
Advised by: RS Investment Management, L.P.

AGGRESSIVE GROWTH FUND
Advised by: Van Kampen Asset Management Inc.

CAPITAL APPRECIATION FUND
Advised by: Janus Capital Management LLC

FOCUSED EQUITY FUND
Advised by: Van Kampen

DIVERSIFIED MID-CAP FUND
Advised by: Fidelity Management & Research Company

MID CAP VALUE FUND
Advised by: Van Kampen Asset Management Inc.

GROWTH EQUITY FUND
Advised by: Goldman Sachs Asset Management

BLUE CHIP FUND
Advised by: AIM Capital Management, Inc.

DISCIPLINED EQUITY FUND
Advised by: J.P. Morgan Investment Management Inc.

VALUE EQUITY FUND
Advised by: Salomon Brothers Asset Management Inc

BASIC VALUE FUND
Advised by: AIM Capital Management, Inc.

BALANCED FUND
Advised by: OpCap Advisors

DECEMBER 31, 2002               LSA-Registered Trademark- VARIABLE SERIES TRUST

Shares of funds within the LSA Variable Series Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

This Annual Report is submitted for the general information of the shareholders of the funds within the LSA Variable Series Trust ("LSA Funds"). It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus which contains additional information on how to purchase shares of the LSA Funds, as well as information about management fees and other expenses. An investor should read the prospectus carefully before investing or sending money.

LSA VARIABLE SERIES TRUST
PRESIDENT'S LETTER

February 20, 2003

Dear Shareholder:

We are pleased to present the LSA Variable Series Trust (the "Trust") Annual Report for the period ending December 31, 2002.

During 2002, domestic equities declined for a third straight year -- the first such occurrence since 1939-1941. In fact, the S&P 500 Index's decline of -22.10% in 2002 marked its worst performance since 1974.

A number of factors served to undermine the market, including uncertainty about an economic rebound, anemic corporate profits, numerous accounting scandals, the ongoing threat of terrorism, and a possible war in Iraq. While the market rallied in the fourth quarter, due in part to the Federal Reserve Board (the "Fed") lowering short-term interest rates to their lowest level in over 40 years, it was not enough to overshadow the market's weakness earlier in the year.

While these results can be disheartening, it is important to remember that the financial markets will have periods of good and bad performance in the short-term. Remain focused on your long-term investment goals and keep your portfolio diversified among asset classes, like stocks, bonds and money markets. Your variable insurance contract provides a number of different investment choices. By dividing your money among them, you can help limit the impact that a decline in any single asset class may have on your overall portfolio.

As always, if you have questions on any of the LSA Funds, just ask your investment professional. Your investment professional knows your individual circumstances best and can help you create a diversified portfolio that is right for your needs.

Sincerely,

/s/ John Hunter

JOHN R. HUNTER
PRESIDENT
LSA Variable Series Trust

LSA VARIABLE SERIES TRUST EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.

PERFORMANCE REVIEW

The LSA Emerging Growth Equity Fund finished the 12-month period ending
December 31, 2002, returning -41.89% compared to a -30.26% return for the benchmark Russell 2000 Growth Index. The 30% decline in the Russell benchmark is the steepest annual decline since the benchmark's inception. The Fund did rise +7.50% in the fourth quarter, against a +7.51% rise in the benchmark Russell 2000 Growth Index.

The Fund's significant underperformance for the year can be largely traced to its emphasis on emerging growth companies. These faster growth companies fell more sharply than many less growth-oriented companies that compose the broad benchmark. As investors shortened their horizons throughout 2001-2002, the multiples of our universe shrank markedly, from north of 40x earnings in 2000 to 23x earnings in mid-year 2002. The S&P 500 P/E stood at 20x in mid-2002, near parity with emerging growth stocks.

Marvell Technology Group has conquered the emerging gigabyte Ethernet semiconductor segment. Marvell benefited from the exit of a major competitor in storage chips for disk drives, and the company entered a new market for wireless LAN chips. In the last 12 months Marvell has expanded revenues by 74%, and increased earnings by more than 150%. Yet the stock declined from over $50.00 to a low near $16.00, before recovering somewhat in the fourth quarter. It is this kind of decoupling of fundamentals and stock price that most frustrated us for the first three quarters of the year

The Fund owned a number of software companies that contributed strong returns in the fourth quarter. We believe product demand for many software companies will slowly begin to improve in 2003. Besides historically cheap prices, we see many software companies with 20%-40% excess capacity. This suggests to us that many companies can increase production without any additional investment in their business, and in most cases the incremental revenue will drop right to the bottom line.

Health Care, which had been a rewarding area for many growth investors throughout the last year, cooled down some in the fourth quarter. We made good sell decisions in stocks like Lifepoint Hospitals, especially in light of the news on large-cap hospital company Tenet Healthcare, which is under investigation for aggressive Medicare billing.

We, therefore, are focused on more secular growth opportunities. A good example is Pharmaceutical Product Development, Inc., which provides drug development and discovery services to biotechnology and pharmaceutical companies. In short, the company provides a range of services to get drugs through the various phases of the FDA approval process, and then into the marketplace. The company enjoys strong organic growth; earnings were up 30% last year and we think they can increase another 25%-30% in 2003. Trading at 17x our earnings estimate for 2003, the stock is trading at a very attractive price.

OUTLOOK

Few equity investors were sad to see 2002 end. The market wrung the excess out of the economy, and in our view overreacted in the face of what we think is a slowly improving economy. Nonetheless the market has the last vote, and it voted strongly against our investment style, and many of our stock selections last year. However, the market has abandoned this segment before: in 1994, when Cisco router growth slowed, all technology stocks faltered but resurrected when Netscape went public in 1995. In 1998, when the Asian crisis occurred, semiconductor and networking stocks collapsed but lifted briskly in 1999 as the Internet boom cycle ignited. We are more confident of one eventual outcome. At some point in the future, as they always have in the past, investors will dramatically extend their time horizons, pushing up small-cap growth valuations to historically consistent ranges. We look forward to better results ahead.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF RS INVESTMENT MANAGEMENT, L.P., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN EMERGING GROWTH EQUITY FUND,
AND THE RUSSELL 2000 GROWTH INDEX

            EMERGING GROWTH EQUITY FUND  RUSSELL 2000 GROWTH INDEX
10/1/99                         $10,000                    $10,000
10/31/99                        $11,610                    $10,362
11/30/99                        $13,900                    $11,458
12/31/99                        $17,490                    $13,477
1/31/2000                       $17,560                    $13,352
2/29/2000                       $23,190                    $16,458
3/31/2000                       $20,100                    $14,728
4/30/2000                       $15,770                    $13,241
5/31/2000                       $13,930                    $12,082
6/30/2000                       $18,390                    $13,643
7/31/2000                       $16,180                    $12,473
8/31/2000                       $17,450                    $13,786
9/30/2000                       $16,620                    $13,101
10/31/2000                      $14,720                    $12,037
11/30/2000                      $11,380                     $9,852
12/31/2000                      $12,220                    $10,454
1/31/2001                       $12,689                    $11,301
2/28/2001                       $10,346                     $9,752
3/31/2001                        $9,100                     $8,865
4/30/2001                       $10,753                     $9,950
5/31/2001                       $10,691                    $10,181
6/30/2001                       $11,295                    $10,458
7/31/2001                       $10,445                     $9,566
8/31/2001                        $9,692                     $8,969
9/30/2001                        $7,781                     $7,522
10/31/2001                       $8,558                     $8,245
11/30/2001                       $9,384                     $8,934
12/31/2001                      $10,041                     $9,490
1/31/2002                        $9,584                     $9,152
2/28/2002                        $8,449                     $8,560
3/31/2002                        $9,103                     $9,304
4/30/2002                        $8,585                     $9,102
5/31/2002                        $7,981                     $8,570
6/30/2002                        $7,228                     $7,844
7/31/2002                        $6,032                     $6,638
8/31/2002                        $5,884                     $6,635
9/30/2002                        $5,427                     $6,156
10/31/2002                       $5,736                     $6,467
11/30/2002                       $6,463                     $7,108
12/31/2002                       $5,834                     $6,618

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF $10,000 INVESTMENT
                                     ONE YEAR      10/1/99            AS OF 12/31/02
-------------------------------------------------------------------------------------------
Emerging Growth Equity Fund          (41.89)%     (15.27)%                $5,834
Russell 2000 Growth Index            (30.26)%     (11.91)%                $6,618

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT, INC.

PERFORMANCE REVIEW

For the 12 months ended December 31, 2002, the LSA Aggressive Growth Fund returned -31.59%. By comparison, the Russell Midcap Growth Index, the Fund's benchmark, returned -27.41% for the same period.

The year 2002 was another difficult one for stocks as major market indices turned in negative returns for the third consecutive year. Global tensions, mistrust of corporate financial statements and continued economic uncertainty contributed to poor market sentiment. Despite a strong fourth quarter rally, stocks were unable to muster a recovery.

Over the course of the year, the Fund benefited from its avoidance of Utility stocks and its underweighting in Telecommunication services. Both sectors suffer from too much debt and poor pricing power. Within the Telecommunications sector, strong stock selection was a positive contributor to the Fund's return.

Stock selection in the Healthcare sector was also strong and contributed to the Fund's performance. An underweighting in Technology was somewhat beneficial; however, the extent of that sector's decline combined with the performance of individual portfolio holdings resulted in an overall negative impact on the Fund relative to its benchmark.

While mid cap stocks performed well in 2001 on a relative basis, large cap stocks took the lead during much of 2002 and the Fund's underweighting detracted from performance. Valuations of mid cap stocks currently appear attractive to us and we believe this could bode well for future performance, as the Fund has a significant weighting in mid cap stocks.

The Fund continues to seek companies with rising earnings expectations and rising valuations. Finding suitable opportunities was challenging as few stocks displayed both characteristics and many displayed neither.

Given the market's high volatility level in 2002, we diligently attempted to moderate the portfolio's risk by keeping sector weightings roughly in line with the market, by maintaining a high level of diversification, and by holding a larger than normal number of companies in the portfolio. This proved to be prudent given the number of high profile poor performers in sectors such as Telecommunications and Media.

We continued to avoid the lower quality stocks that led the market in the fourth quarter, because they typically do not have the financial strength of the companies that we like to own. We prefer companies that generate their own cash flow and don't rely solely on the markets or banks for financing.

OUTLOOK

Economic data released in the middle of the fourth quarter was generally more favorable, helping to squelch worries about a double dip recession in the U.S., and the Federal Reserve Board's (the "Fed") November rate cut provided additional positive news. However, there is still a risk that consumer spending will slow or that corporate spending will not accelerate in the coming year. In addition, continuing global tensions have continued to weigh on the markets. While we are cautiously optimistic, we believe that economic growth, corporate profits, and stock price returns will be modest.

As long as the market is plagued by uncertainty, we expect to maintain the portfolio's sector-neutral diversification. We anticipate increasing our focus on attractively valued smaller cap companies and are optimistic that such as strategy will likely be beneficial, given that smaller companies are more nimble, are likely to benefit more from today's cheap bank financing, and have tended to outperform in past economic recoveries.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF VAN KAMPEN ASSET MANAGEMENT, INC., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN AGGRESSIVE GROWTH FUND,
AND THE RUSSELL MIDCAP GROWTH INDEX

            AGGRESSIVE GROWTH FUND  RUSSELL MIDCAP GROWTH INDEX
8/14/2001                  $10,000                      $10,000
8/31/2001                   $9,560                       $9,598
9/30/2001                   $8,230                       $8,012
10/31/2001                  $8,590                       $8,854
11/30/2001                  $9,140                       $9,807
12/31/2001                  $9,370                      $10,180
1/31/2002                   $8,990                       $9,849
2/28/2002                   $8,570                       $9,291
3/31/2002                   $8,850                      $10,000
4/30/2002                   $8,680                       $9,471
5/31/2002                   $8,450                       $9,188
6/30/2002                   $7,710                       $8,174
7/31/2002                   $6,970                       $7,380
8/31/2002                   $6,920                       $7,354
9/30/2002                   $6,570                       $6,770
10/31/2002                  $6,760                       $7,294
11/30/2002                  $6,820                       $7,865
12/31/2002                  $6,410                       $7,390

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF $10,000 INVESTMENT
                                     ONE YEAR      8/14/01            AS OF 12/31/02
-------------------------------------------------------------------------------------------
Aggressive Growth Fund               (31.59)%     (27.49)%                $6,410
Russell Midcap Growth Index          (27.41)%     (19.64)%                $7,390

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC

PERFORMANCE REVIEW

Fear was in abundance during the year as the markets reacted to accounting irregularities, corporate scandals and tensions in the Middle East by sending stocks to their lowest levels in nearly six years. Underpinning the pessimism was a "stop and start" economic recovery whose few signs of strength were limited to housing and automobile sales. Surprisingly, even as consumer confidence, retail sales and manufacturing experienced alarming drops late in the period, stocks moved dramatically higher. Better-than-expected company earnings and a 50-basis-point rate cut by the Federal Reserve Board (the "Fed") seemed to lift investor's spirits. However, these gains were almost as quickly given back as rising oil prices and geopolitical tensions spooked investors. In this uneven environment, the LSA Capital Appreciation Fund declined -28.66% during the 12-month period ending December 31, 2002, trailing its benchmark, the S&P 500 Index, which lost -22.10%.

The Fund's relative underperformance during the year can be summed up in two words: Cisco Systems. We began trimming the Fund's holdings in the computer-networking equipment maker during the third quarter after specific fundamental and anecdotal data suggested the company faced further business challenges ahead. Unfortunately, we sold a large block of stock just before Cisco's shares jumped 40% higher. To say this decision was ill-timed is an understatement. However, Cisco later lowered its fourth-quarter earnings forecast, confirming our initial outlook for the company.

Longtime holding Liberty Media also worked against us. The cable and media giant has been a laggard for most of the year. However, Liberty showed renewed vigor late in the period as investor sentiment surrounding cable companies and the prospects for advertising spending brightened considerably.

Companies that positively impacted our performance included Forest Laboratories and eBay. Forest Laboratories benefited from a healthcare industry that proved resilient for most of the year as well as strong sales of its anti-depressant drug Celexa and a positive reception for its successor drug, Lexapro.

Meanwhile, the world's biggest online commerce company, eBay, reported solid results for its recent quarter. Though waning consumer spending may present some challenges, the company's category expansion strategy, namely in its automobile and real estate segments as well as in its international businesses, should create solid future growth prospects.

OUTLOOK

We are continuing to emphasize companies that, first and foremost, can meet or beat their earnings expectations. Those with substantial cash flow, compelling valuations and share buyback programs in place also make our list. While we are scouring the globe looking for businesses with solid growth prospects, we are finding that they are few and far between. For this reason, the Fund's cash position is hovering in the 13% to 18% range; a level we intend to maintain until we gain some confidence the economy is indeed on the road to recovery.

We believe the economy would be well along that road if not for the looming threat of a U.S. war with Iraq. Even though consumers possess the income, they have grown increasingly cautious in their spending habits. Companies, too, are more cautious. In this short-term-oriented market environment, we are pleased to see the Fund's stocks participate on up days and hold their own on down days. Our challenge going forward, then, is to stay the course.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF JANUS CAPITAL MANAGEMENT LLC, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN CAPITAL APPRECIATION FUND,
AND THE S&P 500 INDEX

            CAPITAL APPRECIATION FUND  S&P 500 INDEX
8/14/2001                     $10,000        $10,000
8/31/2001                      $9,330         $9,559
9/30/2001                      $7,790         $8,787
10/31/2001                     $8,470         $8,955
11/30/2001                     $9,650         $9,642
12/31/2001                     $9,840         $9,726
1/31/2002                      $9,520         $9,584
2/28/2002                      $8,900         $9,399
3/31/2002                      $9,400         $9,753
4/30/2002                      $8,510         $9,162
5/31/2002                      $8,480         $9,095
6/30/2002                      $7,630         $8,447
7/31/2002                      $6,990         $7,789
8/31/2002                      $7,110         $7,840
9/30/2002                      $6,640         $6,988
10/31/2002                     $7,080         $7,603
11/30/2002                     $7,420         $8,050
12/31/2002                     $7,020         $7,577

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      8/14/01             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Capital Appreciation Fund            (28.66)%     (22.57)%                 $7,020
S&P 500 Index                        (22.10)%     (18.17)%                 $7,578

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST FOCUSED EQUITY FUND
ADVISED BY: VAN KAMPEN

PERFORMANCE REVIEW

During the 12-month period ending December 31, 2002, the LSA Focused Equity Fund returned -29.81%, underperforming its primary benchmark, the S&P 500 Index, which returned -22.10%, and its secondary benchmark, the Russell 1000 Growth Index, which returned -27.88%.

Security selection and sector allocation both detracted from performance relative to the S&P 500 Index. Of particular note, security selection was weak in Consumer Discretionary and Industrials. Retailers Home Depot, Wal-Mart, and BJ's Wholesale Club turned in disappointing years. Home Depot has seen its momentum slow this year due to increased competition from Lowe's. Home Depot remains the leading home improvement retailer. The company remains very profitable and is capable of generating huge free cash flow. The company also has an ongoing share buyback program. Despite its dominant position among discount retailers, Wal-Mart found that it is not immune to the effects of slower consumer spending. BJ's Wholesale Clubs experienced sluggish sales and disappointing results of new market locations. BJ's has been adversely impacted by the increased pricing competition in the supermarket industry. Industrial performance was dragged down by Tyco and General Electric. Tyco is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified businesses as attractive. Spin-offs would only dilute shareholder value. General Electric experienced a cyclical downturn in its power systems business and its insurance business is down sharply as a result of a $1.4 billion restructuring charge. The other units of the company were not able to offset these events.

In terms of allocation, three sectors figured prominently in our underperformance. Our underweight to Energy detracted from performance. We found growth opportunities in exploration and production companies which we view as a hedge given the possibility of war. Baker Hughes is an attractive investment opportunity due to its deep sea drilling capabilities. The underweight to Financials had an adverse impact on performance. We favor diversified financial companies that demonstrate growth opportunities. Freddie Mac is an example of a company that experienced exceptional growth in 2002 due to the mortgage refinance boom as a result of lower interest rates. Citigroup had its fair share of negative news headlines. In spite of these events we continue to believe that this company is well positioned for growth. Our overweight to Information Technology detracted from relative performance. It was widely viewed that technology companies were poised for a second half recovery. Unfortunately businesses chose to hold on to their capital and postponed technology spending. Microsoft, Dell, Cisco, Intel, and IBM represent the largest percentage of our technology investment. We believe these dominant players will continue to take market share from their smaller rivals and are well positioned to benefit from a recovery in technology

Health Care represented the heaviest weight in the portfolio and largest bet relative to the benchmark. In our view, pharmaceutical and biotechnology companies have compelling growth prospects. We take a portfolio approach to investing in this space by owning a number of companies. In pharmaceuticals we monitor the effectiveness of drug therapies and their market share. Pharmaceutical companies are also evaluated on the basis of their product pipeline in order to assess future growth potential. In biotechnology, we evaluate each drug's probability of success. Our overweight to Health Care proved positive, however, security selection detracted from relative performance. Pfizer's shares have been weak on concerns regarding its merger with Pharmacia and a Neurontin (Epilepsy) patent challenge. Idec Pharmaceuticals has experienced a slower than expected rollout of its Zevalin (Non Hodgkins Lymphoma) drug therapy. Wyeth declined on news concerning side effects from long-term use of its hormone replacement therapy (Prempro).

OUTLOOK

We see signs of stabilization and are cautiously optimistic the economic recovery will continue. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. The consumer has slowed somewhat but has not rolled, and in our view what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point there is not a great deal of visibility for the vast number of companies we follow. Geopolitical concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the portfolio in anticipation of a recovery.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF VAN KAMPEN, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN FOCUSED EQUITY FUND,
THE S&P 500 INDEX, AND THE RUSSELL 1000 GROWTH INDEX

            FOCUSED EQUITY FUND  S&P 500 INDEX  RUSSELL 1000 GROWTH INDEX
10/1/99                 $10,000        $10,000                    $10,000
10/31/99                $10,480        $10,632                    $10,717
11/30/99                $11,010        $10,848                    $11,295
12/31/99                $12,070        $11,486                    $12,470
1/31/2000               $11,890        $10,909                    $11,885
2/29/2000               $12,150        $10,703                    $12,466
3/31/2000               $13,520        $11,749                    $13,359
4/30/2000               $12,880        $11,396                    $12,723
5/31/2000               $12,220        $11,162                    $12,082
6/30/2000               $12,820        $11,437                    $12,998
7/31/2000               $12,660        $11,259                    $12,456
8/31/2000               $13,480        $11,958                    $13,584
9/30/2000               $12,370        $11,326                    $12,299
10/31/2000              $12,160        $11,278                    $11,717
11/30/2000              $10,870        $10,390                     $9,990
12/31/2000              $10,643        $10,441                     $9,674
1/31/2001               $11,133        $10,811                    $10,342
2/28/2001                $9,735         $9,826                     $8,586
3/31/2001                $8,671         $9,204                     $7,652
4/30/2001                $9,652         $9,918                     $8,620
5/31/2001                $9,683         $9,985                     $8,493
6/30/2001                $9,453         $9,742                     $8,296
7/31/2001                $9,203         $9,646                     $8,089
8/31/2001                $8,566         $9,043                     $7,427
9/30/2001                $8,045         $8,313                     $6,686
10/31/2001               $8,337         $8,471                     $7,037
11/30/2001               $9,067         $9,121                     $7,712
12/31/2001               $9,000         $9,201                     $7,698
1/31/2002                $8,780         $9,067                     $7,562
2/28/2002                $8,467         $8,892                     $7,248
3/31/2002                $8,707         $9,226                     $7,499
4/30/2002                $8,039         $8,667                     $6,887
5/31/2002                $7,903         $8,604                     $6,720
6/30/2002                $7,298         $7,991                     $6,099
7/31/2002                $6,671         $7,368                     $5,763
8/31/2002                $6,661         $7,416                     $5,781
9/30/2002                $5,982         $6,611                     $5,181
10/31/2002               $6,557         $7,192                     $5,656
11/30/2002               $6,870         $7,615                     $5,963
12/31/2002               $6,316         $7,168                     $5,552

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      10/1/99             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Focused Equity Fund                  (29.81)%     (13.17)%                 $6,316
S&P 500 Index                        (22.10)%      (9.72)%                 $7,168
Russell 1000 Growth Index            (27.88)%     (16.54)%                 $5,552

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY

PERFORMANCE REVIEW

In 2002, the broad market finished in negative territory for the third consecutive year. Investors' uneasiness with the situation in the Middle East, deteriorating domestic economic activity and corporate scandals contributed to the market's malaise. In this environment, LSA Diversified Mid-Cap Fund posted a loss of -19.25% for the 12-month period ending December 31, 2002, and trailed its benchmark, the Russell Midcap Index, which returned -16.19%.

Poor security selection within the Industrials sector was the primary reason for the portfolio's underperformance. Specifically, security selection within the airline industry hurt, as these companies battled heavy debt loads and the ongoing threat of bankruptcy. Conversely, underweighting Health Care helped, as many biotechnology stocks declined sharply due to unfavorable clinical trial data.

In the fourth quarter of 2002, the broad market was highly volatile but finished in positive territory. Compelling stock valuations and a brighter earnings outlook for corporate America were the key drivers for the market rally. During this period, LSA Diversified Mid-Cap Fund underperformed its benchmark, the Russell Midcap Index, despite posting positive returns. Security selection within the Information Technology sector, particularly among hardware and equipment companies, was the primary reason the portfolio underperformed during the quarter. Security selection within the Utilities and Consumer Durables groups also detracted from results. On the flip side, underweighting Consumer Discretionary stocks helped, as did astute security selection within the Financials sector.

OUTLOOK

The Fund's strategy remains focused on identifying stocks with improving fundamentals that offer high-quality earnings at reasonable prices. Both short-term and long-term earnings growth will be considered as well as a security's valuation level. Stock-by-stock portfolio construction using Fidelity's extensive research capabilities will continue to drive investment decisions.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF FIDELITY MANAGEMENT & RESEARCH COMPANY, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN DIVERSIFIED MID-CAP FUND,
AND THE RUSSELL MIDCAP INDEX

            DIVERSIFIED MID-CAP FUND  RUSSELL MIDCAP INDEX
8/14/2001                    $10,000               $10,000
8/31/2001                     $9,800                $9,747
9/30/2001                     $8,540                $8,571
10/31/2001                    $8,940                $8,911
11/30/2001                    $9,650                $9,657
12/31/2001                   $10,047               $10,045
1/31/2002                    $10,017                $9,985
2/28/2002                     $9,936                $9,879
3/31/2002                    $10,387               $10,472
4/30/2002                    $10,287               $10,269
5/31/2002                    $10,167               $10,153
6/30/2002                     $9,506                $9,472
7/31/2002                     $8,556                $8,548
8/31/2002                     $8,586                $8,594
9/30/2002                     $7,745                $7,801
10/31/2002                    $8,035                $8,196
11/30/2002                    $8,486                $8,765
12/31/2002                    $8,113                $8,419

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      8/14/01             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Diversified Mid-Cap Fund             (19.25)%     (14.03)%                 $8,113
Russell MidCap Index                 (16.19)%     (11.69)%                 $8,419

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

PERFORMANCE REVIEW

Economic concerns, investor uneasiness over ongoing global tensions, and mistrust of corporate financial statements cast a pall over U.S. and global equity markets in 2002. Despite a strong rally in October and November, the markets were unable to stage a recovery and provided a negative return for the third consecutive year.

In this environment, the LSA Mid Cap Value Fund returned -7.49%, outperforming its benchmark, the Russell Midcap Value Index which returned -9.64% and the Russell Midcap Index which returned -16.19% for the 12-month period ending December 31, 2002.

The portfolio's best relative performing sectors for the year were Consumer Staples, where we were underweighted and Industrials where we were overweighted. Our stock selection in these sectors drove the portfolio's strong relative performance for the year.

The sectors that detracted most from the portfolio's return were Utilities and Telecommunications Services. Though we were underweighted in both areas, overall weakness in each group and the poor performance of several of our individual holdings negatively impacted the portfolio. Telecommunications and utility companies generally suffered from too much debt and poor pricing power throughout the year. We did see some improvement in pricing power for telecommunication companies in the middle of the fourth quarter and this could be an indication of improving performance from these companies.

During the course of the year, we made a number of adjustments to the portfolio based on our evaluations of individual companies. We eliminated several utility companies, thus reducing the percentage of the portfolio committed to that sector. We think Utilities still faces substantial challenges, and though there could be some opportunities among these stocks longer term, we believe it is too early to commit additional capital to the sector. The Fund's allocations to Telecommunications, Information Technology, Materials, and Energy were also reduced, while allocations to Financial companies and Consumer Discretionary companies rose.

Our sector allocations result from our bottom-up stock analysis, rather than a top down emphasis on sector selection. Changes to our allocations depend on where we are finding the most attractive stocks. In our view, no particular sector is yielding significantly more opportunities than another at the present time. However, we have been seeing better opportunities among mid cap stocks than we found early in 2002. This area of the market had performed relatively well in 2001, making it difficult to identify attractively valued stocks. However, after the first quarter of 2002, large and small-cap stocks generally performed better than mid cap stocks, creating a more favorable buying environment for us.

OUTLOOK

Our outlook for mid cap stocks and for the Fund is fairly favorable going forward. Overall we think the market could remain volatile amid continuing global uncertainty and the possibility that reduced consumer spending could hamper the economic recovery. We don't expect a strong rebound, because of the weak recovery in corporate earnings. However, we think valuations in mid cap companies are attractive and believe that bodes well for their potential performance in the year ahead. In this environment, we expect to position the portfolio somewhat conservatively, emphasizing a mix of defensive stocks and stocks that we believe may be positioned to benefit from a recovery

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF VAN KAMPEN ASSET MANAGEMENT INC., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN MID CAP FUND,
THE RUSSELL MIDCAP INDEX, AND THE RUSSELL MIDCAP VALUE INDEX

            MID CAP VALUE FUND  RUSSELL MIDCAP INDEX  RUSSELL MIDCAP VALUE INDEX
8/14/2001              $10,000               $10,000                     $10,000
8/31/2001               $9,940                $9,747                      $9,832
9/30/2001               $8,980                $8,571                      $8,894
10/31/2001              $9,440                $8,911                      $8,941
11/30/2001             $10,270                $9,657                      $9,567
12/31/2001             $10,707               $10,045                      $9,964
1/31/2002              $10,747                $9,985                     $10,065
2/28/2002              $10,978                $9,879                     $10,228
3/31/2002              $11,781               $10,472                     $10,751
4/30/2002              $11,620               $10,269                     $10,744
5/31/2002              $11,520               $10,153                     $10,728
6/30/2002              $10,737                $9,472                     $10,249
7/31/2002               $9,523                $8,548                      $9,245
8/31/2002               $9,693                $8,594                      $9,353
9/30/2002               $8,941                $7,801                      $8,409
10/31/2002              $9,653                $8,196                      $8,676
11/30/2002             $10,075                $8,765                      $9,222
12/31/2002              $9,905                $8,419                      $9,003

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      8/14/01            AS OF 12/31/2002
---------------------------------------------------------------------------------------------
Mid Cap Value Fund                    (7.49)%      (0.69)%                 $9,905
Russell MidCap Index                 (16.19)%     (11.69)%                 $8,419
Russell MidCap Value Index            (9.64)%      (7.31)%                 $9,003

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT

PERFORMANCE REVIEW

For the 12-months ended December 31, 2002, the LSA Growth Equity Fund posted a total return of -24.37%, underperforming the S&P 500 Index benchmark, which returned -22.10%. However, the Fund's annualized since inception (10/01/99) return was -9.71%, flat compared against the -9.72% return of the S&P 500 Index.

Poor performance in both the Media & Communication and Health Care sectors detracted from results. The weakest companies in these areas included AOL Time Warner, Inc., Crown Castle Int'l Corp., Wyeth, and Bristol-Myers Squibb Co. The Fund benefited from strong stock selection within the Technology group. The most notable performers included Dell Computer Corp. and Intuit, Inc. We added additional value in the Consumer Staples area, where a number of holdings performed well this year. For example, Procter & Gamble Co., Energizer
Holdings, Inc., and Avon Products, Inc. enhanced relative results versus the benchmark.

OUTLOOK

After a third straight year of market declines, many anticipate a more favorable environment for U.S. equity investing in 2003. Throughout the downturn, U.S. companies have been plagued by an abrupt economic slowdown and deterioration in investor confidence. During the past couple of years, a convergence of negative factors led to the prolonged decline in stock prices. As the economy emerges from its downturn, U.S. businesses could begin to produce earnings that may exceed the market's expectations. Although valuations have been compressed, we believe high operating leverage and increased market share could lead to strong stock price performance for the Fund's holdings.

There are an increasing number of signs that the economy is recovering as evidenced by Gross Domestic Product ("GDP") growth, however, investors have questioned the timing and pace of the rebound. Our team does not attempt to predict this time frame, as we are intently focused on the compounding growth that could occur in the companies we hold over the long term.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF GOLDMAN SACHS ASSET MANAGEMENT, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN GROWTH EQUITY FUND,
AND THE S&P 500 INDEX

            GROWTH EQUITY FUND  S&P 500 INDEX
10/1/99                $10,000        $10,000
10/31/99               $10,850        $10,632
11/30/99               $11,120        $10,848
12/31/99               $12,080        $11,486
1/31/2000              $11,499        $10,909
2/29/2000              $11,309        $10,703
3/31/2000              $12,350        $11,749
4/30/2000              $11,979        $11,396
5/31/2000              $11,729        $11,162
6/30/2000              $12,340        $11,437
7/31/2000              $12,100        $11,259
8/31/2000              $12,730        $11,958
9/30/2000              $12,080        $11,326
10/31/2000             $11,989        $11,278
11/30/2000             $11,129        $10,390
12/31/2000             $11,061        $10,441
1/31/2001              $11,424        $10,811
2/28/2001              $10,324         $9,826
3/31/2001               $9,577         $9,204
4/30/2001              $10,459         $9,918
5/31/2001              $10,490         $9,985
6/30/2001              $10,272         $9,742
7/31/2001              $10,013         $9,646
8/31/2001               $9,349         $9,043
9/30/2001               $8,591         $8,313
10/31/2001              $8,747         $8,471
11/30/2001              $9,421         $9,121
12/31/2001              $9,484         $9,201
1/31/2002               $9,235         $9,067
2/28/2002               $9,038         $8,892
3/31/2002               $9,287         $9,226
4/30/2002               $8,591         $8,667
5/31/2002               $8,550         $8,604
6/30/2002               $7,886         $7,991
7/31/2002               $7,346         $7,368
8/31/2002               $7,377         $7,416
9/30/2002               $6,620         $6,611
10/31/2002              $7,305         $7,192
11/30/2002              $7,689         $7,615
12/31/2002              $7,173         $7,168

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      10/1/99             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Growth Equity Fund                   (24.37)%      (9.71)%                 $7,173
S&P 500 Index                        (22.10)%      (9.72)%                 $7,168

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.

PERFORMANCE REVIEW

During the 12-month period ending December 31, 2002, the LSA Blue Chip Fund returned -26.20%. The Fund slightly underperformed its benchmark, the S&P 500 Index, which posted a return of -22.10%. The Fund puts emphasis on stocks with quality earnings-growth potential, which have been out of favor in this market environment. The Russell 1000 Growth Index posted a return of -27.88% versus the Russell 1000 Value Index, which posted a return of -15.52% for the year.

Strong stock selection and an underweight position in the Telecommunication Services sector was the largest positive contributor to relative performance. Stock selection in the Energy sector was also a positive contributor to relative performance. Detractors from relative performance include stock selection in the Consumer Discretionary, Financials, and Industrials sectors. An overweight position in the Information Technology sector also detracted from relative performance as market-leading companies remained under pressure.

Managers continue to focus on market-leading companies across all market sectors and believe that as the economy recovers, these traditionally high-valuation investments should come back into favor. As corporate earnings begin to increase again, and investor confidence grows, the underlying fundamentals of these high-quality companies will again make these attractive investments. Late in the year, the portfolio benefited as the market began to recognize and reward the market-leading companies the portfolio holds. Managers believe the portfolio is well positioned for the economic recovery ahead in 2003.

OUTLOOK

Although economic growth has slowed recently, and concern over geopolitical risks and corporate governance issues may persist, the recovery in the economy and the financial markets is expected to continue into 2003. At its November 6 meeting, the Federal Reserve Board (the "Fed") cut the Federal Funds Target rate by 50 basis points to 1.25%, its lowest level in over 40 years. This low interest rate environment should help to sustain strength in consumer spending, providing continued support for Gross Domestic Product ("GDP") growth. Additionally, improvements in corporate profits are expected to promote increases in capital spending, which should provide additional fuel for growth in the long run. Finally, a fiscal stimulus package proposed by the Bush administration, if passed, should also contribute to the strength of the economy in the New Year.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF A I M CAPITAL MANAGEMENT, INC., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN BLUE CHIP FUND,
AND THE S&P 500 INDEX

            BLUE CHIP FUND  S&P 500 INDEX
8/14/2001          $10,000        $10,000
8/31/2001           $9,400         $9,559
9/30/2001           $8,550         $8,787
10/31/2001          $8,880         $8,955
11/30/2001          $9,610         $9,642
12/31/2001          $9,620         $9,726
1/31/2002           $9,420         $9,584
2/28/2002           $9,090         $9,399
3/31/2002           $9,460         $9,753
4/30/2002           $8,760         $9,162
5/31/2002           $8,560         $9,095
6/30/2002           $7,980         $8,447
7/31/2002           $7,420         $7,789
8/31/2002           $7,470         $7,840
9/30/2002           $6,730         $6,988
10/31/2002          $7,310         $7,603
11/30/2002          $7,530         $8,050
12/31/2002          $7,100         $7,577

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION:  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      8/14/01              AS OF 12/31/02
----------------------------------------------------------------------------------------------
Blue Chip Fund                       (26.20)%      (21.93)%                 $7,100
S&P 500 Index                        (22.10)%      (18.17)%                 $7,578

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.

PERFORMANCE REVIEW

For the 12-month period ending December 31, 2002, the LSA Disciplined Equity Fund returned -25.26% underperforming its benchmark, the S&P 500 Index, which posted a -22.10% decline.

Following a strong end to 2001, the Fund began 2002 on a difficult note in January. Stock selection was mixed across sectors with Health Services and Systems, Utilities and Network Technology among the sectors in which stock selection contributed most positively to performance. Difficulties within Industrial Cyclicals, Services and Telecommunications, however, detracted from results. While strong stock selection within the Network Technology, Software and Services, and Consumer Staple sectors benefited performance as the year progressed; the gains were negated by difficulties within Industrial Cyclicals, Energy, and Pharmaceuticals.

The Fund's difficulties continued through September, though investments in Capital Markets, Software and Service and Utilities sectors added value and helped soften losses from holdings in the Finance, Retail and Health Service and Systems industries. At the end of the reporting period, however, the Fund slightly outperformed its benchmark for the month of December, returning -5.86% vs. -5.87% for the S&P 500 Index. Strong stock selection within the Health, Capital Markets, and System Hardware sectors benefited performance.

OUTLOOK

Stock prices, although hardly cheap on a valuation basis, are considerably less expensive than they were a few years ago. While geopolitical risks are a wild card, and are likely to keep investors cautious in the near term, a resolution of current problems would likely turn 2003 into the first positive year in four for U.S. equity investors.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF THE J.P. MORGAN INVESTMENT MANAGEMENT INC., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN DISCIPLINED EQUITY FUND,
AND THE S&P 500 INDEX

            DISCIPLINED EQUITY FUND  S&P 500 INDEX
10/1/99                     $10,000        $10,000
10/31/99                    $10,550        $10,632
11/30/99                    $10,730        $10,848
12/31/99                    $11,173        $11,486
1/31/2000                   $10,591        $10,909
2/29/2000                   $10,340        $10,703
3/31/2000                   $11,364        $11,749
4/30/2000                   $10,982        $11,396
5/31/2000                   $10,701        $11,162
6/30/2000                   $11,033        $11,437
7/31/2000                   $10,832        $11,259
8/31/2000                   $11,474        $11,958
9/30/2000                   $10,782        $11,326
10/31/2000                  $10,792        $11,278
11/30/2000                   $9,858        $10,390
12/31/2000                   $9,939        $10,441
1/31/2001                   $10,356        $10,811
2/28/2001                    $9,379         $9,826
3/31/2001                    $8,769         $9,204
4/30/2001                    $9,512         $9,918
5/31/2001                    $9,613         $9,985
6/30/2001                    $9,390         $9,742
7/31/2001                    $9,308         $9,646
8/31/2001                    $8,708         $9,043
9/30/2001                    $7,894         $8,313
10/31/2001                   $8,057         $8,471
11/30/2001                   $8,688         $9,121
12/31/2001                   $8,759         $9,201
1/31/2002                    $8,555         $9,067
2/28/2002                    $8,362         $8,892
3/31/2002                    $8,667         $9,226
4/30/2002                    $8,076         $8,667
5/31/2002                    $7,994         $8,604
6/30/2002                    $7,372         $7,991
7/31/2002                    $6,801         $7,368
8/31/2002                    $6,832         $7,416
9/30/2002                    $6,057         $6,611
10/31/2002                   $6,567         $7,192
11/30/2002                   $6,954         $7,615
12/31/2002                   $6,547         $7,168

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      10/1/99             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Disciplined Equity Fund              (25.26)%     (12.21)%                 $6,547
S&P 500 Index                        (22.10)%      (9.72)%                 $7,168

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC

PERFORMANCE REVIEW

For the 12-month period ending December 31, 2002, the LSA Value Equity Fund returned -22.17% compared to its benchmarks, the S&P 500 Index's return of -22.10%, and the Lipper Large Value Index's return of -19.68%.

We believe that 2002 was a year that most investors would like to forget. In our opinion, the Fund had a challenging year. Although the Fund avoided many of the high-profile "blow-ups," we feel that several companies that the Fund did own were dragged in sympathy. We believe that the Fund's underperformance relative to its peer group was primarily due to security selection in the Utilities sector.

In the Utilities sector, the Fund's exposure to El Paso Corporation and the Williams Companies penalized our performance. El Paso and Williams both have merchant energy operations, which came under a great deal of scrutiny from regulatory authorities, politicians, and rating agencies in the past year. The Fund sold its Williams position in the early summer but continued to hold El Paso due to what we felt was its stronger balance sheet and more attractive asset profile. In the fourth calendar quarter however, despite what we felt was El Paso's favorable valuation, we decided to exit the position due to the heightened risk profile.

The Fund's Technology holdings also hurt performance this year. Throughout the spring and summer, we continued to add modestly to the Fund's technology positions. In addition to valuation, our focus was on companies with a market leadership position and a strong balance sheet. We recognized that these stocks could see further downside, but we wanted to position the Fund to outperform if these stocks recovered. This strategy paid off in the fourth quarter as the Technology sector rallied, but not enough to offset the underperformance earlier in the year. We reduced the Fund's Technology holdings in the fourth quarter due to increased valuations.

Healthcare proved to be a bright spot in the Fund this year. Three of the Fund's top five contributors came from the pharmaceutical industry, including Pharmacia, Novartis and Eli Lilly. Pharmacia benefited from a takeover offer from Pfizer, which the Fund also owned. We are excited about the prospects of this merger and the Fund continues to own shares in both companies. In the summer, we added to the Fund's Healthcare exposure as some of the drug stocks reached multi-year valuation lows. As those valuations recovered in the fall, we took profits in Novartis and Eli Lilly. We still favor the Healthcare sector.

OUTLOOK

Given current interest rate levels and equity market valuations, we continue to have a positive outlook on the U.S. equity market. However, we will continue to monitor consumer data carefully. We believe that the consumer has sustained the economic recovery thus far, and the question remains, how much longer the consumer can continue doing so.

We feel that possible future stimulative measures proposed by the administration, coupled with the historically low Federal Funds rate, should help foster continued economic growth. Although geopolitical events could lead to further equity market volatility, we believe the Fund is well positioned in the current market environment.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF SALOMON BROTHERS ASSET MANAGEMENT INC, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN VALUE EQUITY FUND,
AND THE S&P 500 INDEX

            VALUE EQUITY FUND  S&P 500 INDEX
10/1/99               $10,000        $10,000
10/31/99              $10,300        $10,632
11/30/99              $10,550        $10,848
12/31/99              $10,756        $11,486
1/31/2000             $10,456        $10,909
2/29/2000             $10,145        $10,703
3/31/2000             $11,227        $11,749
4/30/2000             $11,137        $11,396
5/31/2000             $11,597        $11,162
6/30/2000             $11,728        $11,437
7/31/2000             $11,577        $11,259
8/31/2000             $12,338        $11,958
9/30/2000             $12,178        $11,326
10/31/2000            $12,629        $11,278
11/30/2000            $11,818        $10,390
12/31/2000            $12,408        $10,441
1/31/2001             $13,317        $10,811
2/28/2001             $12,537         $9,826
3/31/2001             $12,007         $9,204
4/30/2001             $12,700         $9,918
5/31/2001             $12,765         $9,985
6/30/2001             $12,299         $9,742
7/31/2001             $12,429         $9,646
8/31/2001             $11,758         $9,043
9/30/2001             $10,664         $8,313
10/31/2001            $10,773         $8,471
11/30/2001            $11,585         $9,121
12/31/2001            $11,803         $9,201
1/31/2002             $11,635         $9,067
2/28/2002             $11,257         $8,892
3/31/2002             $11,847         $9,226
4/30/2002             $11,435         $8,667
5/31/2002             $11,402         $8,604
6/30/2002             $10,277         $7,991
7/31/2002              $9,409         $7,368
8/31/2002              $9,509         $7,416
9/30/2002              $8,195         $6,611
10/31/2002             $8,952         $7,192
11/30/2002             $9,965         $7,615
12/31/2002             $9,186         $7,168

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      10/1/99             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Value Equity Fund                    (22.17)%      (2.58)%                 $9,186
S&P 500 Index                        (22.10)%      (9.72)%                 $7,168

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.

PERFORMANCE REVIEW

During the 12-months ending December 31, 2002, the LSA Basic Value Fund returned -21.70%. The fund slightly outperformed its benchmark, the S&P 500 Index, which posted a return of -22.10% for the same period. The U.S. Equity markets have experienced the worst bear market in over 70 years and continue to be challenged. All ten sectors within the S&P posted large declines for the year.

Strong stock selection in the Consumer Discretionary, Energy, and Health Care sectors and an underweight position in the Information Technology sector contributed positively to relative performance. An overweight position in Industrials, specifically the commercial services industry, detracted from relative performance. Market sensitive industries, such as diversified financials, also contributed to poor relative performance. Poor stock selection in the Consumer Staples sector also hurt relative performance.

Rather than constantly shifting the portfolio to take advantage of minor and relatively uncertain near-term opportunities, fund managers concentrated on major long-term trends. The Fund's investment approach, which is rooted in the belief that companies have a measurable value independent of the market and based on cash flows generated by the business, has led managers to many compelling opportunities. Managers' estimates of the portfolio's discount to intrinsic value continued to be favorable, suggesting a compelling risk-reward opportunity over the next few years. Managers remain confident about the fund given the opportunities presented by the dramatic decline in market values, the durability of business values, and the upside potential and diversification of the existing portfolio.

OUTLOOK

Economic indicators have already begun to show signs of stabilization and point to an impending economic recovery. The Federal Reserve Board (the "Fed") continued in an accommodative mode, lowering the Fed Funds rate in November to 1.25%, the lowest rate in forty years. This low interest rate environment should help to sustain strength in consumer spending, providing continued support for Gross Domestic Product ("GDP") growth. Corporate profits have shown signs of improvement on a year over year basis. New tax reforms, including ending the double taxation of dividends, if passed, may provide much-needed economic stimulus. We expect U.S. GDP to expand in 2003 and the market to advance in anticipation of this improving environment.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF A I M CAPITAL MANAGEMENT, INC., THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN BASIC VALUE FUND,
AND THE S&P 500 INDEX

            BASIC VALUE FUND  S&P 500 INDEX
8/14/2001            $10,000        $10,000
8/31/2001             $9,730         $9,559
9/30/2001             $8,450         $8,787
10/31/2001            $8,630         $8,955
11/30/2001            $9,340         $9,642
12/31/2001            $9,631         $9,726
1/31/2002             $9,561         $9,584
2/28/2002             $9,381         $9,399
3/31/2002            $10,071         $9,753
4/30/2002             $9,721         $9,162
5/31/2002             $9,671         $9,095
6/30/2002             $8,711         $8,447
7/31/2002             $7,811         $7,789
8/31/2002             $7,941         $7,840
9/30/2002             $6,981         $6,988
10/31/2002            $7,431         $7,603
11/30/2002            $8,041         $8,050
12/31/2002            $7,541         $7,577

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      8/14/01             AS OF 12/31/02
---------------------------------------------------------------------------------------------
Basic Value Fund                     (21.70)%     (18.45)%                 $7,541
S&P 500 Index                        (22.10)%     (18.17)%                 $7,578

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

LSA VARIABLE SERIES TRUST BALANCED FUND
ADVISED BY: OPCAP ADVISORS

PERFORMANCE REVIEW

In a difficult year for the stock market, the LSA Balanced Fund trailed its benchmark (a 60% weighting of the S&P 500 and a 40% weighting of the Merrill Lynch Corporate Master Bond Index), but outperformed the overall market as measured by the S&P 500 Index. During the 12-month period ending December 31, 2002, the Fund's return of -18.30% compared with -9.87% for the benchmark and -22.10% for the S&P 500.

In managing the Fund, the adviser seeks to generate excellent long-term performance and control risk by investing in stocks for capital appreciation and bonds for income. At December 31, 2002, the Fund's investments were allocated 67.4% to stocks, 29.9% to bonds and 2.7% to cash and equivalents.

The stock market's decline in 2002 was broadly based. No sector escaped unscathed. The Fund's results were hurt in particular by its Technology and Telecommunications stocks, two of the market's weakest sectors. The Fund's Industrial Holdings during the year performed well relative to the market.

Citigroup (financial services) was the Fund's top contributor to performance for the year. This stock was purchased during the fourth quarter and the position was maintained as the price advanced. Other contributors to performance included Eli Lilly (pharmaceuticals), which we purchased and sold at a profit during the fourth quarter; Clear Channel Communications (radio broadcasting); Exelon (utilities); and Tyco International (diversified manufacturing company), another timely fourth quarter purchase. The two stocks that detracted most from performance were WorldCom (telecommunications) and El Paso Corp. (natural gas). Both positions have been sold.

Freddie Mac (mortgage securitization), the Fund's largest investment, held up well relative to the market, returning -8.42% versus -13.89% for the financial sector of the S&P 500. We believe the company is poised to deliver record earnings in 2003 for the 12th consecutive year.

The Fund invests in stocks priced below the investment manager's estimate of their intrinsic value. Bank of New York, for instance, was one of the Fund's larger new equity positions in the fourth quarter. The company is focused on high-growth, fee-based businesses including custodial, trustee, and transfer agent and registrar services for corporations and institutional investors. We purchased Tenet Healthcare (hospitals and other healthcare facilities) after the stock was beaten down on the controversy surrounding the company's pricing practices and Medicare reimbursements. Other new positions included UnumProvident (insurance) and Carnival (cruise line).

The Fund's bond holdings performed well, returning +14.89% for the year. The fixed income portion of the Fund is allocated approximately two-thirds to corporate securities and approximately one-third to Treasury notes and bonds.

OUTLOOK

As 2003 begins, the U.S. stock market is coming off one of its worst three-year periods in history. However, even after taking into account the market's severe losses since early 2000, stocks have provided strongly positive returns for those who have invested steadily for the past 10 to 15 years. We believe the three-year sell-off, combined with an improving U.S. economy and increasing corporate productivity, have set the stage for a market upturn.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF OPCAP ADVISORS, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN BALANCED FUND,
THE S&P 500 INDEX, THE MERRILL LYNCH CORP BOND INDEX,
AND A COMPOSITE INDEX*

                                           MERRILL LYNCH
            BALANCED FUND  S&P 500 INDEX  CORP BOND INDEX  COMPOSITE INDEX
10/1/99           $10,000        $10,000          $10,000          $10,000
10/31/99          $10,480        $10,632          $10,079          $10,411
11/30/99          $10,430        $10,848          $10,097          $10,545
12/31/99          $10,340        $11,486          $10,089          $10,914
1/31/2000         $10,199        $10,909          $10,027          $10,558
2/29/2000          $9,626        $10,703          $10,105          $10,471
3/31/2000         $10,511        $11,749          $10,217          $11,132
4/30/2000         $10,420        $11,396          $10,086          $10,874
5/31/2000         $10,460        $11,162          $10,035          $10,718
6/30/2000         $10,490        $11,437          $10,285          $10,983
7/31/2000         $10,159        $11,259          $10,406          $10,932
8/31/2000         $10,470        $11,958          $10,541          $11,396
9/30/2000         $10,651        $11,326          $10,622          $11,070
10/31/2000        $11,044        $11,278          $10,618          $11,041
11/30/2000        $10,953        $10,390          $10,770          $10,582
12/31/2000        $11,258        $10,441          $10,976          $10,694
1/31/2001         $11,818        $10,811          $11,270          $11,036
2/28/2001         $11,699         $9,826          $11,380          $10,476
3/31/2001         $11,721         $9,204          $11,467          $10,110
4/30/2001         $12,066         $9,918          $11,408          $10,560
5/31/2001         $12,367         $9,985          $11,525          $10,646
6/30/2001         $12,033         $9,742          $11,575          $10,509
7/31/2001         $12,001         $9,646          $11,901          $10,565
8/31/2001         $11,667         $9,043          $12,030          $10,215
9/30/2001         $11,322         $8,313          $12,059           $9,729
10/31/2001        $11,215         $8,471          $12,329           $9,928
11/30/2001        $11,570         $9,121          $12,221          $10,350
12/31/2001        $11,510         $9,201          $12,155          $10,382
1/31/2002         $11,268         $9,067          $12,218          $10,313
2/28/2002         $10,805         $8,892          $12,310          $10,225
3/31/2002         $11,302         $9,226          $12,074          $10,377
4/30/2002         $10,747         $8,667          $12,237          $10,056
5/31/2002         $10,539         $8,604          $12,395          $10,063
6/30/2002          $9,717         $7,991          $12,392           $9,632
7/31/2002          $8,989         $7,368          $12,290           $9,150
8/31/2002          $9,301         $7,416          $12,730           $9,317
9/30/2002          $8,514         $6,611          $12,942           $8,772
10/31/2002         $8,919         $7,192          $12,750           $9,183
11/30/2002         $9,833         $7,615          $12,953           $9,565
12/31/2002         $9,404         $7,168          $13,392           $9,358

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2002

                                               SINCE INCEPTION  VALUE OF A $10,000 INVESTMENT
                                     ONE YEAR      10/1/99            AS OF 12/31/2002
---------------------------------------------------------------------------------------------
Balanced Fund                         (18.30)%         (1.87)%             $ 9,404
S&P 500 Index                         (22.10)%         (9.72)%             $ 7,168
Merrill Lynch Corp Bond Index          10.17%           9.39%              $13,392
Composite Index *                      (9.87)%         (2.02)%             $ 9,358

  * Composed of 60% of the return of the S&P 500 Index and 40% of the return of the Merrill Lynch Corporate Bond Index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 96.3%
            AIRLINES - 0.8%
  1,400     JetBlue Airways Corp.* ........................................  $   37,800
                                                                             ----------
            APPAREL RETAILERS - 3.2%
  2,250     Chico's FAS, Inc.* ............................................      42,547
  1,400     HOT Topic, Inc.* ..............................................      32,032
  1,700     Pacific Sunwear of California, Inc.* ..........................      30,073
    250     Too, Inc.* ....................................................       5,880
  1,900     Urban Outfitters, Inc.* .......................................      44,783
                                                                             ----------
                                                                                155,315
                                                                             ----------
            AUTOMOTIVE - 0.2%
    650     Copart, Inc.* .................................................       7,696
                                                                             ----------
            BANKING - 1.7%
  2,150     Boston Private Financial Holdings, Inc. .......................      42,699
    450     Financial Federal Corp.* ......................................      11,308
  2,600     Net.B@nk, Inc.* ...............................................      25,168
                                                                             ----------
                                                                                 79,175
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 0.8%
  1,200     Horizon Organic Holding Corp.* ................................      19,428
  1,200     Peet's Coffee & Tea, Inc.* ....................................      16,956
                                                                             ----------
                                                                                 36,384
                                                                             ----------
            CHEMICALS - 1.0%
  2,450     Applied Films Corp.* ..........................................      48,975
                                                                             ----------
            COMMERCIAL SERVICES - 17.2%
  2,500     AMN Healthcare Services, Inc.* ................................      42,275
  1,200     Bright Horizons Family Solutions, Inc.* .......................      33,744
  1,150     Career Education Corp.* .......................................      46,000
    650     Cephalon, Inc.* ...............................................      31,634
  2,650     Coinstar, Inc.* ...............................................      60,022
  1,000     Corporate Executive Board Co.* ................................      31,920
  1,100     Digitas, Inc.* ................................................       3,806
  1,800     eResearch Technology, Inc.* ...................................      30,150
  4,850     Exact Sciences Corp.* .........................................      52,525
  1,350     FTI Consulting, Inc.* .........................................      54,202
  1,800     Global Payments, Inc. .........................................      57,618
  1,050     Hotels.com - Class A* .........................................      57,361
    250     IMPAC Medical Systems, Inc.* ..................................       4,630
  1,150     Leapfrog Enterprises, Inc.* ...................................      28,922
  5,950     Overture Services, Inc.* ......................................     162,494
                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMMERCIAL SERVICES (CONTINUED)
  1,850     Pharmaceutical Product Development, Inc.* .....................  $   54,149
  1,650     Resources Connection, Inc.* ...................................      38,296
    100     SM&A* .........................................................         369
    100     Strayer Education, Inc. .......................................       5,750
  2,400     Telik, Inc.* ..................................................      27,984
                                                                             ----------
                                                                                823,851
                                                                             ----------
            COMMUNICATIONS - 0.6%
    650     Nextel Communications, Inc. - Class A* ........................       7,507
  1,000     Verisity Ltd.* ................................................      19,060
                                                                             ----------
                                                                                 26,567
                                                                             ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 1.6%
    500     F5 Networks, Inc.* ............................................       5,370
    300     SI International, Inc.* .......................................       3,243
  3,200     Websense, Inc.* ...............................................      68,355
                                                                             ----------
                                                                                 76,968
                                                                             ----------
            COMPUTER PROGRAMMING SERVICES - 1.4%
  3,350     Business Objects SA - ADR* ....................................      50,250
  1,150     Documentum, Inc.* .............................................      18,009
                                                                             ----------
                                                                                 68,259
                                                                             ----------
            COMPUTER RELATED SERVICES - 0.7%
  2,950     Ixia* .........................................................      10,767
    150     PEC Solutions, Inc.* ..........................................       4,485
    650     Secure Computing Corp.* .......................................       4,166
    800     WebEx Communications, Inc.* ...................................      12,000
                                                                             ----------
                                                                                 31,418
                                                                             ----------
            COMPUTER SOFTWARE & PROCESSING - 3.7%
  6,200     Agile Software Corp.* .........................................      47,988
    900     Anteon International Corp.* ...................................      21,600
  1,100     Embarcadero Technologies, Inc.* ...............................       6,567
  7,100     Pinnacle Systems, Inc.* .......................................      96,631
    250     SRA International, Inc. - Class A* ............................       6,772
                                                                             ----------
                                                                                179,558
                                                                             ----------
            COMPUTERS & INFORMATION - 1.1%
  6,900     M-Systems Flash Disk Pioneers Ltd.* ...........................      50,439
                                                                             ----------
            CONTAINERS & PACKAGING - 0.3%
  1,150     Constar International, Inc.* ..................................      13,513
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMMON STOCKS (CONTINUED)
            DATA PROCESSING AND PREPARATION - 0.7%
  1,200     Intercept Group, Inc.* ........................................  $   20,317
  1,800     WebMD Corp.* ..................................................      15,390
                                                                             ----------
                                                                                 35,707
                                                                             ----------
            ELECTRICAL EQUIPMENT - 0.7%
  1,100     Electro Scientific Industries, Inc.* ..........................      22,000
    350     Wilson Greatbatch Technologies, Inc.* .........................      10,220
                                                                             ----------
                                                                                 32,220
                                                                             ----------
            ELECTRONICS - 12.8%
  1,300     Advanced Energy Industries, Inc.* .............................      16,536
  2,100     ASM International NV* .........................................      27,090
  4,000     August Technology Corp.* ......................................      20,240
  2,650     Cree, Inc.* ...................................................      43,328
    450     Cymer, Inc.* ..................................................      14,513
    750     Exar Corp.* ...................................................       9,300
  2,000     Genesis Microchip, Inc.* ......................................      26,100
  2,600     Integrated Circuit Systems, Inc.* .............................      47,450
    700     Integrated Device Technology, Inc.* ...........................       5,859
  3,800     Intersil Holding Corp.* .......................................      52,972
  3,500     Marvell Technology Group Ltd.* ................................      66,010
    600     MKS Instruments, Inc.* ........................................       9,858
    800     Nvidia Corp.* .................................................       9,208
  2,350     OmniVision Technologies, Inc.* ................................      31,890
  3,900     PLX Technology, Inc.* .........................................      15,249
  4,900     Power Integrations, Inc.* .....................................      83,300
  1,350     RF Micro Devices, Inc.* .......................................       9,896
  1,100     Semtech Corp.* ................................................      12,034
  5,450     Silicon Image, Inc.* ..........................................      32,700
    400     Silicon Laboratories, Inc.* ...................................       7,632
  4,600     Skyworks Solutions, Inc.* .....................................      39,652
  6,800     Xicor, Inc.* ..................................................      25,364
    350     Zoran Corp.* ..................................................       4,925
                                                                             ----------
                                                                                611,106
                                                                             ----------
            ENTERTAINMENT & LEISURE - 2.1%
  1,400     Alliance Gaming Corp.* ........................................      23,842
  1,850     Multimedia Games, Inc.* .......................................      50,801
  1,600     Penn National Gaming, Inc.* ...................................      25,376
                                                                             ----------
                                                                                100,019
                                                                             ----------
            FOREST PRODUCTS & PAPER - 0.1%
    350     School Specialty, Inc.* .......................................       6,993
                                                                             ----------
                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            HEALTH CARE PROVIDERS - 8.3%
  2,050     Accredo Health, Inc.* .........................................  $   72,263
  2,000     American Healthways, Inc.* ....................................      35,000
  1,100     Covance, Inc.* ................................................      27,049
  1,750     Inveresk Research Group, Inc.* ................................      37,748
  1,700     LifePoint Hospitals, Inc.* ....................................      50,883
  3,200     Sunrise Assisted Living, Inc.* ................................      79,648
  2,550     U.S. Physical Therapy, Inc.* ..................................      28,433
  4,400     United Surgical Partners International, Inc.* .................      68,732
                                                                             ----------
                                                                                399,756
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.2%
  1,000     Select Comfort Corp.* .........................................       9,400
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 1.7%
  1,300     Avocent Corp.* ................................................      28,886
  1,200     CoStar Group, Inc.* ...........................................      22,140
  1,200     Digital Insight Corp.* ........................................      10,428
  1,700     LendingTree, Inc.* ............................................      21,896
                                                                             ----------
                                                                                 83,350
                                                                             ----------
            INSURANCE - 1.4%
  2,050     AMERIGROUP Corp.* .............................................      62,136
    150     Platinum Underwriters Holdings Ltd.* ..........................       3,953
                                                                             ----------
                                                                                 66,089
                                                                             ----------
            LODGING - 1.8%
  1,400     Four Seasons Hotels, Inc. .....................................      39,550
  2,750     Station Casinos, Inc.* ........................................      48,675
                                                                             ----------
                                                                                 88,225
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 4.3%
  1,900     COX Radio, Inc. - Class A* ....................................      43,339
    950     Entercom Communications Corp.* ................................      44,574
  3,500     Entravision Communications Corp. - Class A* ...................      34,930
    750     Hispanic Broadcasting Corp.* ..................................      15,413
  1,700     Radio One, Inc. - Class A* ....................................      24,854
  3,000     Radio One, Inc. - Class D* ....................................      43,290
                                                                             ----------
                                                                                206,400
                                                                             ----------
            MEDICAL SUPPLIES - 6.5%
  1,350     Advanced Neuromodulation Systems, Inc.* .......................      47,385
  1,400     American Medical Systems Holdings, Inc.* ......................      22,694

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMMON STOCKS (CONTINUED)
            MEDICAL SUPPLIES (CONTINUED)
    500     Cyberonics, Inc.* .............................................  $    9,200
  1,700     Integra LifeSciences Holdings Corp.* ..........................      30,005
  2,400     LTX Corp.* ....................................................      14,472
  3,500     Med-Design Corp.* .............................................      28,000
  1,050     Nanometrics, Inc.* ............................................       4,400
    250     Orthofix International NV* ....................................       7,037
  3,700     Photon Dynamics, Inc.* ........................................      84,360
    750     Respironics, Inc.* ............................................      22,823
  2,150     Rudolph Technologies, Inc.* ...................................      41,194
                                                                             ----------
                                                                                311,570
                                                                             ----------
            METALS - 0.3%
  1,200     Steel Dynamics, Inc.* .........................................      14,436
                                                                             ----------
            PHARMACEUTICALS - 9.4%
  3,150     Andrx Corp. - Andrx Group* ....................................      46,211
  1,700     Atherogenics, Inc.* ...........................................      12,597
    450     CV Therapeutics, Inc.* ........................................       8,199
    650     Enzon Pharmaceuticals, Inc.* ..................................      10,868
  1,050     Inspire Pharmaceuticals, Inc.* ................................       9,807
    900     InterMune, Inc.* ..............................................      22,959
  1,750     K-V Pharmaceutical Co. - Class A* .............................      40,600
  2,550     Martek Biosciences Corp.* .....................................      63,852
  1,000     Medicis Pharmaceutical Corp. - Class A* .......................      49,670
    350     Neurocrine Biosciences, Inc.* .................................      15,981
  2,900     Priority Healthcare Corp. - Class B* ..........................      67,280
    250     Scios, Inc.* ..................................................       8,145
  2,100     Taro Pharmaceuticals Industries Ltd.* .........................      78,960
    400     Trimeris, Inc.* ...............................................      17,268
                                                                             ----------
                                                                                452,397
                                                                             ----------
            PREPACKAGED SOFTWARE - 5.9%
    950     Altiris, Inc.* ................................................      15,124
  2,800     Cognos, Inc.* .................................................      65,660
  1,900     Internet Security Systems* ....................................      34,827
  5,600     MatrixOne, Inc.* ..............................................      24,080
  1,900     MicroStrategy, Inc. - Class A* ................................      28,690
  1,400     NetIQ Corp.* ..................................................      17,290
    550     Network Associates, Inc.* .....................................       8,850
  2,550     Quest Software, Inc.* .........................................      26,291
    400     Retek, Inc.* ..................................................       1,088
                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            PREPACKAGED SOFTWARE (CONTINUED)
    500     Symantec Corp.* ...............................................  $   20,240
    950     Verity, Inc.* .................................................      12,721
  3,300     webMethods, Inc.* .............................................      27,126
                                                                             ----------
                                                                                281,987
                                                                             ----------
            RESTAURANTS - 1.2%
  2,100     CKE Restaurants, Inc.* ........................................       9,030
  1,350     P.F. Chang's China Bistro, Inc.* ..............................      49,005
                                                                             ----------
                                                                                 58,035
                                                                             ----------
            RETAILERS - 0.9%
  1,000     Cost Plus, Inc.* ..............................................      28,670
    550     Kirkland's, Inc.* .............................................       6,215
    950     Ultimate Electronics, Inc.* ...................................       9,643
                                                                             ----------
                                                                                 44,528
                                                                             ----------
            TELEPHONE SYSTEMS - 1.1%
  3,050     West Corp.* ...................................................      50,630
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 1.2%
  1,700     Coach, Inc.* ..................................................      55,964
                                                                             ----------
            TRANSPORTATION - 1.4%
    450     Expedia, Inc. - Class A* ......................................      30,119
  1,950     Forward Air Corp.* ............................................      37,850
                                                                             ----------
                                                                                 67,969
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $4,974,123) ...........................................  $4,612,699
                                                                             ----------
            RIGHTS AND WARRANTS - 0.4%
            TRANSPORTATION - 0.4%
            Expedia Inc. - Warrants, Expires 2/04/09
    499       (Cost $5,150) ...............................................  $   17,881
                                                                             ----------

            TOTAL INVESTMENTS - 96.7%
              (Cost $4,979,273) ...........................................   4,630,580
            Other Assets and Liabilities
              (net) - 3.3% ................................................     157,471
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $4,788,051
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 88.8%
            APPAREL RETAILERS - 3.1%
    930     Chico's FAS, Inc.* ............................................  $   17,586
    890     Claire's Stores, Inc. .........................................      19,642
  1,810     Gap, Inc. .....................................................      28,091
  1,095     Pacific Sunwear of California, Inc.* ..........................      19,371
  1,060     Ross Stores, Inc. .............................................      44,934
                                                                             ----------
                                                                                129,624
                                                                             ----------
            AUTOMOTIVE - 0.5%
    530     Winnebago Industries, Inc. ....................................      20,792
                                                                             ----------
            BANKING - 6.3%
    890     Commerce Bancorp, Inc. ........................................      38,439
    760     Golden West Financial Corp. ...................................      54,576
  1,120     Greenpoint Financial Corp. ....................................      50,602
  1,420     MBNA Corp. ....................................................      27,009
  1,240     New York Community Bancorp, Inc. ..............................      35,811
    570     SLM Corp. .....................................................      59,200
                                                                             ----------
                                                                                265,637
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 2.0%
  1,770     Coca-Cola Enterprises, Inc. ...................................      38,444
    530     J. M. Smucker Co. .............................................      21,099
    710     Performance Food Group Co.* ...................................      24,111
                                                                             ----------
                                                                                 83,654
                                                                             ----------
            COMMERCIAL SERVICES - 8.5%
  1,060     Apollo Group, Inc. - Class A* .................................      46,640
    710     Career Education Corp.* .......................................      28,400
    710     Cephalon, Inc.* ...............................................      34,554
    760     Dun & Bradstreet Corp.* .......................................      26,212
  1,420     eBay, Inc.* ...................................................      96,304
    530     Education Management Corp.* ...................................      19,928
  1,060     FTI Consulting, Inc.* .........................................      42,559
    710     Moody's Corp. .................................................      29,316
    710     Weight Watchers International, Inc.* ..........................      32,639
                                                                             ----------
                                                                                356,552
                                                                             ----------
            COMMUNICATIONS - 3.3%
    710     L-3 Communications Holdings, Inc.* ............................      31,886
  3,540     Nextel Communications, Inc. - Class A* ........................      40,887
  1,820     Qualcomm, Inc.* ...............................................      66,230
                                                                             ----------
                                                                                139,003
                                                                             ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
    540     Synopsys, Inc.* ...............................................      24,921
                                                                             ----------
                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMPUTER PROGRAMMING SERVICES - 1.1%
    530     CACI International, Inc. - Class A* ...........................  $   18,889
    350     Cognizant Technology Solutions Corp.* .........................      25,281
                                                                             ----------
                                                                                 44,170
                                                                             ----------
            COMPUTER RELATED SERVICES - 0.4%
  1,150     Checkfree Corp.* ..............................................      18,401
                                                                             ----------
            COMPUTERS & INFORMATION - 4.4%
  2,480     Dell Computer Corp.* ..........................................      66,315
    350     International Game Technology* ................................      26,572
    530     Lexmark International, Inc.* ..................................      32,065
  1,770     Sandisk Corp.* ................................................      35,931
  1,060     Storage Technology Corp.* .....................................      22,705
                                                                             ----------
                                                                                183,588
                                                                             ----------
            CONTAINERS & PACKAGING - 0.9%
    710     Ball Corp. ....................................................      36,345
                                                                             ----------
            COSMETICS & PERSONAL CARE - 1.4%
  1,240     Dial Corp. ....................................................      25,259
    710     Ecolab, Inc. ..................................................      35,145
                                                                             ----------
                                                                                 60,404
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 0.9%
    710     Affiliated Computer Services, Inc. - Class A* .................      37,382
                                                                             ----------
            ELECTRONICS - 4.8%
  2,140     Cree, Inc.* ...................................................      34,989
    710     Gentex Corp.* .................................................      22,464
  3,070     Intel Corp. ...................................................      47,800
  1,420     Novellus Systems, Inc.* .......................................      39,874
  1,060     QLogic Corp.* .................................................      36,581
  2,490     RF Micro Devices, Inc.* .......................................      18,252
                                                                             ----------
                                                                                199,960
                                                                             ----------
            ENTERTAINMENT & LEISURE - 1.3%
  1,060     Hollywood Entertainment Corp.* ................................      16,006
  1,060     Westwood One, Inc.* ...........................................      39,602
                                                                             ----------
                                                                                 55,608
                                                                             ----------
            FINANCIAL SERVICES - 0.9%
    760     Countrywide Credit Industries, Inc. ...........................      39,254
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMMON STOCKS (CONTINUED)
            FOOD RETAILERS - 1.6%
  1,420     Starbucks Corp.* ..............................................  $   28,940
    710     Whole Foods Market, Inc.* .....................................      37,438
                                                                             ----------
                                                                                 66,378
                                                                             ----------
            HEALTH CARE PROVIDERS - 3.1%
    550     Anthem, Inc.* .................................................      34,595
    890     Coventry Health Care, Inc.* ...................................      25,837
  1,060     Lincare Holdings, Inc.* .......................................      33,517
    780     Universal Health Services - Class B* ..........................      35,178
                                                                             ----------
                                                                                129,127
                                                                             ----------
            HEAVY CONSTRUCTION - 1.4%
    770     Hovnanian Enterprises, Inc. - Class A* ........................      24,409
    660     Lennar Corp. ..................................................      34,056
                                                                             ----------
                                                                                 58,465
                                                                             ----------
            HEAVY MACHINERY - 1.4%
  1,060     AGCO Corp.* ...................................................      23,426
  1,060     Smith International, Inc.* ....................................      34,577
                                                                             ----------
                                                                                 58,003
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
    710     Newell Rubbermaid, Inc. .......................................      21,534
                                                                             ----------
            HOUSEHOLD PRODUCTS - 0.7%
    710     Clorox Co. ....................................................      29,288
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 1.1%
  2,830     Yahoo!, Inc.* .................................................      46,271
                                                                             ----------
            INSURANCE - 2.0%
    710     Mid Atlantic Medical Services, Inc.* ..........................      23,004
    710     RenaissanceRe Holdings Ltd. ...................................      28,116
    890     Safeco Corp. ..................................................      30,856
                                                                             ----------
                                                                                 81,976
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.0%
    350     Entercom Communications Corp.* ................................      16,422
  1,120     Fox Entertainment Group, Inc. - Class A* ......................      29,042
    890     Tribune Co. ...................................................      40,459
                                                                             ----------
                                                                                 85,923
                                                                             ----------
            MEDICAL SUPPLIES - 6.4%
  1,520     Boston Scientific Corp.* ......................................      64,630
  1,060     Guidant Corp.* ................................................      32,701
                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            MEDICAL SUPPLIES (CONTINUED)
  1,120     St. Jude Medical, Inc.* .......................................  $   44,486
  1,060     Steris Corp.* .................................................      25,705
    710     Stryker Corp. .................................................      47,655
  1,110     Varian Medical Systems, Inc.* .................................      55,056
                                                                             ----------
                                                                                270,233
                                                                             ----------
            METALS - 0.4%
  1,060     Worthington Industries, Inc. ..................................      16,154
                                                                             ----------
            OIL & GAS - 4.4%
  1,590     Ensco International, Inc. .....................................      46,826
    700     Murphy Oil Corp. ..............................................      29,995
  1,060     Ocean Energy, Inc. ............................................      21,168
    530     Pogo Producing Co. ............................................      19,743
  1,060     Weatherford International Ltd.* ...............................      42,326
  1,060     XTO Energy, Inc. ..............................................      26,182
                                                                             ----------
                                                                                186,240
                                                                             ----------
            PHARMACEUTICALS - 11.2%
    750     Amgen, Inc.* ..................................................      36,255
  1,060     Amylin Pharmaceuticals, Inc.* .................................      17,108
    710     Biogen, Inc.* .................................................      28,443
    890     Charles River Laboratories International, Inc.* ...............      34,247
    540     Forest Laboratories - Class A* ................................      53,039
  1,060     Genzyme Corp.* ................................................      31,344
  2,180     Gilead Sciences, Inc.* ........................................      74,120
    530     Henry Schein, Inc.* ...........................................      23,850
    570     Neurocrine Biosciences, Inc.* .................................      26,026
    890     NPS Pharmaceuticals, Inc.* ....................................      22,401
    710     Scios, Inc.* ..................................................      23,132
  1,440     Teva Pharmaceutical Industries Ltd. - ADR .....................      55,598
  1,060     Zimmer Holdings, Inc.* ........................................      44,011
                                                                             ----------
                                                                                469,574
                                                                             ----------
            PREPACKAGED SOFTWARE - 5.7%
  1,860     BEA Systems, Inc.* ............................................      21,334
  1,420     BMC Software, Inc.* ...........................................      24,296
  1,860     Citrix Systems, Inc.* .........................................      22,915
    750     Electronic Arts, Inc.* ........................................      37,328
  1,060     Intuit, Inc.* .................................................      49,735
  1,420     Symantec Corp.* ...............................................      57,524
  1,060     Take-Two Interactive Software, Inc.* ..........................      24,899
                                                                             ----------
                                                                                238,031
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                              VALUE
SHARES                                                                       (NOTE 1)
------                                                                       --------
            COMMON STOCKS (CONTINUED)
            RETAILERS - 5.7%
    580     Advanced Auto Parts, Inc.* ....................................  $   28,362
  1,060     Amazon.com, Inc.* .............................................      20,023
    370     Autozone, Inc.* ...............................................      26,141
  1,420     Bed Bath & Beyond, Inc.* ......................................      49,033
  1,130     Penney (J.C.) Co., Inc. .......................................      26,001
  1,770     Petsmart, Inc.* ...............................................      30,320
  1,140     Staples, Inc.* ................................................      20,862
  1,420     Williams-Sonoma, Inc.* ........................................      38,553
                                                                             ----------
                                                                                239,295
                                                                             ----------
            TEXTILES, CLOTHING & FABRICS - 0.8%
  1,060     Coach, Inc.* ..................................................      34,895
                                                                             ----------

            TOTAL INVESTMENTS - 88.8%
              (Cost $3,758,959) ...........................................   3,726,682
            Other Assets and Liabilities (net) - 11.2% ....................     470,740
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $4,197,422
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 86.6%
            APPAREL RETAILERS - 0.5%
   1,000    Gap, Inc. .....................................................  $   15,520
                                                                             ----------
            AUTOMOTIVE - 2.3%
   1,585    Harley-Davidson, Inc. .........................................      73,227
                                                                             ----------
            BANKING - 3.0%
     820    Fannie Mae ....................................................      52,751
     430    SLM Corp. .....................................................      44,660
                                                                             ----------
                                                                                 97,411
                                                                             ----------
            COMMERCIAL SERVICES - 6.8%
   3,315    Cendant Corp.* ................................................      34,741
   2,145    eBay, Inc.* ...................................................     145,474
     820    Weight Watchers International, Inc.* ..........................      37,695
                                                                             ----------
                                                                                217,910
                                                                             ----------
            COMMUNICATIONS - 1.4%
   2,810    Nokia Oyj - ADR ...............................................      43,555
                                                                             ----------
            COMPUTERS & INFORMATION - 0.5%
   1,285    Cisco Systems, Inc.* ..........................................      16,833
                                                                             ----------
            COSMETICS & PERSONAL CARE - 4.6%
     695    Avon Products .................................................      37,440
   1,485    Colgate-Palmolive Co. .........................................      77,859
     400    Procter & Gamble Co. ..........................................      34,376
                                                                             ----------
                                                                                149,675
                                                                             ----------
            ELECTRONICS - 4.0%
   1,235    Celestica, Inc.* ..............................................      17,413
   2,130    Maxim Integrated Products .....................................      70,375
   1,940    Xilinx, Inc.* .................................................      39,964
                                                                             ----------
                                                                                127,752
                                                                             ----------
            ENTERTAINMENT & LEISURE - 5.1%
  18,447    Liberty Media Corp. - Class A* ................................     164,916
                                                                             ----------
            FINANCIAL SERVICES - 2.8%
      25    Berkshire Hathaway, Inc. - Class B* ...........................      60,575
     475    Citigroup, Inc. ...............................................      16,715
   1,215    Schwab (Charles) Corp. ........................................      13,183
                                                                             ----------
                                                                                 90,473
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.6%
     790    HCA - The Healthcare Co. ......................................      32,785
     595    UnitedHealth Group, Inc. ......................................      49,682
                                                                             ----------
                                                                                 82,467
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            HOUSEHOLD PRODUCTS - 0.6%
     855    Tiffany & Co. .................................................  $   20,443
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 2.5%
   3,700    AOL Time Warner, Inc. .........................................      48,470
   1,920    Yahoo!, Inc.* .................................................      31,392
                                                                             ----------
                                                                                 79,862
                                                                             ----------
            INSURANCE - 6.7%
   1,905    AFLAC, Inc. ...................................................      57,379
     935    Marsh & McLennan Cos., Inc. ...................................      43,206
   1,255    Wellpoint Health Networks* ....................................      89,306
     930    Willis Group Holdings Ltd.* ...................................      26,663
                                                                             ----------
                                                                                216,554
                                                                             ----------
            LODGING - 4.6%
   2,950    Mandalay Resort Group* ........................................      90,300
   1,330    MGM Mirage, Inc.* .............................................      43,850
     635    Starwood Hotels & Resorts World ...............................      15,075
                                                                             ----------
                                                                                149,225
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 11.1%
   4,095    Clear Channel Communications* .................................     152,703
   5,070    Viacom, Inc. - Class B* .......................................     206,653
                                                                             ----------
                                                                                359,356
                                                                             ----------
            MEDICAL SUPPLIES - 5.7%
   1,110    Alcon, Inc.* ..................................................      43,790
   3,100    Medtronics, Inc. ..............................................     141,360
                                                                             ----------
                                                                                185,150
                                                                             ----------
            OIL & GAS - 1.7%
   1,170    Anadarko Petroleum Corp. ......................................      56,043
                                                                             ----------
            PHARMACEUTICALS - 13.1%
   2,510    Amgen, Inc.* ..................................................     121,333
   2,250    Andrx Corp. - Andrx Group* ....................................      33,008
     235    Biovail Corp.* ................................................       6,206
     870    Forest Laboratories - Class A* ................................      85,451
   1,730    Genentech, Inc.* ..............................................      57,367
   1,470    McKesson Corp. ................................................      39,734
     965    Novartis AG - ADR .............................................      35,444
   1,105    Teva Pharmaceutical Industries Ltd. - ADR .....................      42,664
                                                                             ----------
                                                                                421,207
                                                                             ----------
            PREPACKAGED SOFTWARE - 1.9%
   1,535    Cerner Corp.* .................................................      47,984

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            PREPACKAGED SOFTWARE (CONTINUED)
   1,030    Check Point Software Technologies Ltd.* .......................  $   13,359
                                                                             ----------
                                                                                 61,343
                                                                             ----------
            RESTAURANTS - 0.2%
     220    Krispy Kreme Doughnuts, Inc.* .................................       7,429
                                                                             ----------
            RETAILERS - 4.3%
     695    Advanced Auto Parts, Inc.* ....................................      33,986
   2,005    Amazon.com, Inc.* .............................................      37,874
     485    Bed Bath & Beyond, Inc.* ......................................      16,747
   2,645    Staples, Inc.* ................................................      48,404
                                                                             ----------
                                                                                137,011
                                                                             ----------
            TRANSPORTATION - 0.6%
   1,185    Royal Caribbean Cruises Ltd. ..................................      19,790
                                                                             ----------

            TOTAL INVESTMENTS - 86.6%
              (Cost $3,067,073) ...........................................   2,793,152
            Other Assets and Liabilities (net) - 13.4% ....................     430,953
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $3,224,105
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 94.1%
            AEROSPACE & DEFENSE - 2.2%
     700    General Dynamics Corp. ........................................  $   55,559
   1,275    Lockheed Martin Corp. .........................................      73,631
                                                                             ----------
                                                                                129,190
                                                                             ----------
            APPAREL RETAILERS - 1.1%
   1,125    Kohl's Corp.* .................................................      62,944
                                                                             ----------
            BANKING - 1.3%
   2,125    American Express Co. ..........................................      75,119
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 6.6%
     890    Anheuser-Busch Cos., Inc. .....................................      43,076
   3,075    Coca-Cola Co. .................................................     134,746
   2,100    Kraft Foods, Inc. - Class A ...................................      81,753
   2,800    Pepsico, Inc. .................................................     118,216
                                                                             ----------
                                                                                377,791
                                                                             ----------
            BUILDING MATERIALS - 1.5%
   2,300    Lowe's Cos. ...................................................      86,250
                                                                             ----------
            COMMUNICATIONS - 0.9%
   1,350    Qualcomm, Inc.* ...............................................      49,126
                                                                             ----------
            COMPUTERS & INFORMATION - 7.1%
   8,750    Cisco Systems, Inc.* ..........................................     114,625
   4,250    Dell Computer Corp.* ..........................................     113,645
   3,350    Hewlett-Packard Co. ...........................................      58,156
   1,250    International Business Machines Corp. .........................      96,875
   1,340    Jabil Circuit, Inc.* ..........................................      24,013
                                                                             ----------
                                                                                407,314
                                                                             ----------
            COSMETICS & PERSONAL CARE - 3.2%
   2,125    Procter & Gamble Co. ..........................................     182,622
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 0.8%
   1,225    First Data Corp. ..............................................      43,377
                                                                             ----------
            ELECTRONICS - 5.3%
  10,700    Intel Corp. ...................................................     166,599
   1,575    Linear Technology Corp. .......................................      40,509
   4,625    Texas Instruments, Inc. .......................................      69,421
   1,275    Xilinx, Inc.* .................................................      26,265
                                                                             ----------
                                                                                302,794
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            FINANCIAL SERVICES - 8.1%
   5,339    Citigroup, Inc. ...............................................  $  187,879
   4,650    Freddie Mac ...................................................     274,582
                                                                             ----------
                                                                                462,461
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.1%
   1,475    UnitedHealth Group, Inc. ......................................     123,163
                                                                             ----------
            HEAVY MACHINERY - 3.1%
   4,675    Applied Materials, Inc.* ......................................      60,915
   3,600    Baker Hughes, Inc. ............................................     115,884
                                                                             ----------
                                                                                176,799
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 5.0%
  11,775    General Electric Co. ..........................................     286,721
                                                                             ----------
            INSURANCE - 3.1%
   3,100    American International Group ..................................     179,335
                                                                             ----------
            MANUFACTURING - 1.8%
     850    3M Co. ........................................................     104,805
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.8%
   2,800    Clear Channel Communications* .................................     104,412
   2,275    Univision Communications, Inc. - Class A* .....................      55,738
                                                                             ----------
                                                                                160,150
                                                                             ----------
            MEDICAL SUPPLIES - 2.0%
   2,525    Medtronics, Inc. ..............................................     115,140
                                                                             ----------
            OIL & GAS - 3.0%
   4,900    Exxon Mobil Corp. .............................................     171,206
                                                                             ----------
            PHARMACEUTICALS - 19.1%
     900    AmerisourceBergen Corp. .......................................      48,879
   2,785    Amgen, Inc.* ..................................................     134,627
   4,675    Johnson & Johnson .............................................     251,094
   1,275    Lilly (Eli) & Co. .............................................      80,963
   1,875    Merck & Co., Inc. .............................................     106,144
  12,175    Pfizer, Inc. ..................................................     372,190
   2,700    Wyeth .........................................................     100,980
                                                                             ----------
                                                                              1,094,877
                                                                             ----------
            PREPACKAGED SOFTWARE - 7.8%
   7,175    Microsoft Corp.* ..............................................     370,948
   7,400    Oracle Corp.* .................................................      79,920
                                                                             ----------
                                                                                450,868
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            RETAILERS - 5.8%
   3,075    Bed Bath & Beyond, Inc.* ......................................  $  106,180
   4,525    Wal-Mart Stores, Inc. .........................................     228,558
                                                                             ----------
                                                                                334,738
                                                                             ----------
            TELEPHONE SYSTEMS - 0.4%
   4,000    AT&T Wireless Services, Inc.* .................................      22,600
                                                                             ----------

            TOTAL INVESTMENTS - 94.1%
              (Cost $5,621,845) ...........................................   5,399,390
            Other Assets and Liabilities
              (net) - 5.9% ................................................     341,053
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $5,740,443
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 99.2%
            ADVERTISING - 1.8%
     950    Getty Images, Inc.* ...........................................  $   29,022
     830    Lamar Advertising Co.* ........................................      27,929
     570    Omnicom Group .................................................      36,822
     340    TMP Worldwide, Inc.* ..........................................       3,845
                                                                             ----------
                                                                                 97,618
                                                                             ----------
            AEROSPACE & DEFENSE - 0.4%
     140    Goodrich (B.F.) Co. ...........................................       2,565
     226    Northrop Grumman Corp. ........................................      21,922
                                                                             ----------
                                                                                 24,487
                                                                             ----------
            AIRLINES - 0.5%
     870    Delta Air Lines, Inc. .........................................      10,527
   1,290    Northwest Airlines Corp.* .....................................       9,469
     270    Ryanair Holdings Plc - ADR* ...................................      10,573
                                                                             ----------
                                                                                 30,569
                                                                             ----------
            APPAREL RETAILERS - 1.4%
     440    Aeropostale, Inc.* ............................................       4,651
     270    American Eagle Outfitters* ....................................       3,721
     800    Gap, Inc. .....................................................      12,416
   2,606    Limited, Inc. .................................................      36,302
     130    Nordstrom, Inc. ...............................................       2,466
     740    Too, Inc.* ....................................................      17,405
                                                                             ----------
                                                                                 76,961
                                                                             ----------
            AUTOMOTIVE - 0.7%
     490    American Axle & Manufacturing Holdings, Inc.* .................      11,476
     950    Keystone Automotive Industries, Inc.* .........................      14,269
     180    Lithia Motors, Inc. - Class A* ................................       2,824
     210    Winnebago Industries, Inc. ....................................       8,238
                                                                             ----------
                                                                                 36,807
                                                                             ----------
            BANKING - 6.4%
     220    Astoria Financial Corp. .......................................       5,973
     920    Banknorth Group, Inc. .........................................      20,792
     110    City National Corp. ...........................................       4,839
   1,080    Commerce Bancorp, Inc. ........................................      46,645
     240    Greenpoint Financial Corp. ....................................      10,843
   1,460    Huntington Bancshares, Inc. ...................................      27,317
     570    M&T Bank Corp. ................................................      45,229
     105    MBNA Corp. ....................................................       1,997
     200    Mercantile Bankshares Corp. ...................................       7,718
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            BANKING (CONTINUED)
     580    National Commerce Financial Corp. .............................  $   13,833
     180    SLM Corp. .....................................................      18,695
   1,580    SouthTrust Corp. ..............................................      39,263
   3,840    Sovereign Bancorp, Inc. .......................................      53,952
   3,070    Synovus Financial Corp. .......................................      59,558
                                                                             ----------
                                                                                356,654
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 3.1%
     810    Coca-Cola Enterprises, Inc. ...................................      17,593
   1,756    Dean Foods Co.* ...............................................      65,148
     680    Delta & Pine Land Co. .........................................      13,879
     190    McCormick & Co., Inc. .........................................       4,408
     730    Pepsi Bottling Group, Inc. ....................................      18,761
     680    Tyson Foods, Inc. - Class A ...................................       7,630
   1,030    UST, Inc. .....................................................      34,433
     180    Wrigley (Wm.) Jr. Co. .........................................       9,878
                                                                             ----------
                                                                                171,730
                                                                             ----------
            BUILDING MATERIALS - 0.4%
     560    Fastenal Co. ..................................................      20,938
                                                                             ----------
            CHEMICALS - 5.1%
     660    Avery Dennison Corp. ..........................................      40,313
   1,020    Cytec Industries, Inc.* .......................................      27,826
     690    Ferro Corp. ...................................................      16,857
     570    Georgia Gulf Corp. ............................................      13,190
   3,650    Lyondell Chemical Co. .........................................      46,136
   3,510    Millennium Chemicals, Inc. ....................................      33,415
     900    PolyOne Corp. .................................................       3,528
     580    PPG Industries, Inc. ..........................................      29,087
   1,210    Praxair, Inc. .................................................      69,902
                                                                             ----------
                                                                                280,254
                                                                             ----------
            COMMERCIAL SERVICES - 4.7%
   1,380    Allied Waste Industries, Inc.* ................................      13,800
     400    Cephalon, Inc.* ...............................................      19,467
     140    Dun & Bradstreet Corp.* .......................................       4,829
   1,630    Equifax, Inc. .................................................      37,718
     520    Fluor Corp. ...................................................      14,560
   1,960    IKON Office Solutions, Inc. ...................................      14,014
     680    Labor Ready, Inc.* ............................................       4,366
   1,210    Manpower, Inc. ................................................      38,599
     210    Monro Muffler, Inc.* ..........................................       3,549
     660    National Processing, Inc.* ....................................      10,593
   1,460    Republic Services, Inc.* ......................................      30,631

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES (CONTINUED)
   1,110    Robert Half International, Inc.* ..............................  $   17,882
   1,850    Tech Data Corp.* ..............................................      49,876
                                                                             ----------
                                                                                259,884
                                                                             ----------
            COMMUNICATIONS - 0.7%
   1,260    American Tower Corp. - Class A* ...............................       4,448
   2,090    Comverse Technology, Inc.* ....................................      20,942
     310    Harris Corp. ..................................................       8,153
     660    Polycom, Inc.* ................................................       6,283
                                                                             ----------
                                                                                 39,826
                                                                             ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
   1,290    Cadence Design Systems, Inc.* .................................      15,209
     170    Radisys Corp.* ................................................       1,357
     590    Reynolds & Reynolds Co. - Class A .............................      15,027
                                                                             ----------
                                                                                 31,593
                                                                             ----------
            COMPUTER PROGRAMMING SERVICES - 0.2%
   1,050    Macromedia, Inc.* .............................................      11,182
                                                                             ----------
            COMPUTER SOFTWARE & PROCESSING - 0.1%
     320    Ingram Micro, Inc. - Class A* .................................       3,952
                                                                             ----------
            COMPUTERS & INFORMATION - 1.7%
   1,700    Apple Computer, Inc.* .........................................      24,361
     170    Diebold, Inc. .................................................       7,007
     380    International Game Technology* ................................      28,850
     200    NetScreen Technologies, Inc.* .................................       3,368
     570    Storage Technology Corp.* .....................................      12,209
   2,250    Symbol Technologies, Inc. .....................................      18,495
                                                                             ----------
                                                                                 94,290
                                                                             ----------
            CONTAINERS & PACKAGING - 0.4%
     550    Owens-Illinois, Inc.* .........................................       8,019
     640    Packaging Corp of America* ....................................      11,674
                                                                             ----------
                                                                                 19,693
                                                                             ----------
            COSMETICS & PERSONAL CARE - 0.1%
      80    Avon Products .................................................       4,310
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 0.7%
     880    Ceridian Corp.* ...............................................      12,690
   1,710    Intercept Group, Inc.* ........................................      28,952
                                                                             ----------
                                                                                 41,642
                                                                             ----------
            ELECTRIC UTILITIES - 8.2%
   1,420    Ameren Corp. ..................................................      59,029
     970    Cinergy Corp. .................................................      32,708
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            ELECTRIC UTILITIES (CONTINUED)
   4,560    Citizens Communications Co.* ..................................  $   48,108
     270    Dominion Resources, Inc. ......................................      14,823
     260    DPL, Inc. .....................................................       3,988
     590    DTE Energy Co. ................................................      27,376
     550    Entergy Corp. .................................................      25,074
   1,860    FirstEnergy Corp. .............................................      61,324
   1,410    KeySpan Corp. .................................................      49,688
   1,280    NiSource, Inc. ................................................      25,600
   1,960    Northeast Utilities ...........................................      29,733
     790    SCANA Corp. ...................................................      24,458
   2,030    Sempra Energy .................................................      48,009
     650    Westar Energy, Inc. ...........................................       6,435
                                                                             ----------
                                                                                456,353
                                                                             ----------
            ELECTRONICS - 2.9%
     900    Advanced Micro Devices* .......................................       5,814
   4,950    Agere Systems, Inc.* ..........................................       7,128
     120    Altera Corp.* .................................................       1,480
     380    Amphenol Corp. - Class A* .....................................      14,440
     680    Arrow Electronics, Inc.* ......................................       8,697
   3,270    Avnet, Inc.* ..................................................      35,414
   1,460    Broadcom Corp. - Class A* .....................................      21,988
     180    Dupont Photomasks, Inc.* ......................................       4,185
     890    Fairchild Semiconductor Corp. - Class A* ......................       9,532
     270    Integrated Device Technology, Inc.* ...........................       2,260
     680    Intersil Holding Corp.* .......................................       9,479
     220    Micrel, Inc.* .................................................       1,976
     620    Micron Technology, Inc.* ......................................       6,039
     690    National Semiconductor Corp.* .................................      10,357
     440    Nvidia Corp.* .................................................       5,064
     120    QLogic Corp.* .................................................       4,141
     300    Silicon Laboratories, Inc.* ...................................       5,724
     680    Vishay Intertechnology, Inc.* .................................       7,602
                                                                             ----------
                                                                                161,320
                                                                             ----------
            ENTERTAINMENT & LEISURE - 1.5%
     200    Argosy Gaming Co.* ............................................       3,786
     300    Harrah's Entertainment, Inc.* .................................      11,880
     510    Polaris Industries, Inc. ......................................      29,886
   1,290    SCP Pool Corp.* ...............................................      37,668
                                                                             ----------
                                                                                 83,220
                                                                             ----------
            FINANCIAL SERVICES - 6.4%
   1,440    Apartment Investment & Management Co. - Class A REIT ..........      53,971

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES (CONTINUED)
     230    Bear Stearns Cos., Inc. .......................................  $   13,662
      15    Berkshire Hathaway, Inc. - Class B* ...........................      36,345
   1,580    Duke Realty Corp. REIT ........................................      40,211
     990    Equity Residential REIT .......................................      24,334
     810    Federated Investors, Inc. - Class B ...........................      20,550
     270    General Growth Properties, Inc. REIT ..........................      14,040
     420    Lehman Brothers Holdings, Inc. ................................      22,382
     640    Prologis Trust REIT ...........................................      16,096
     670    Public Storage, Inc. REIT .....................................      21,648
     730    Reckson Associates Realty Corp. REIT ..........................      15,366
     180    Simon Property Group, Inc. REIT ...............................       6,133
   1,550    Stilwell Financial, Inc. ......................................      20,259
     220    T. Rowe Price Group, Inc. .....................................       6,002
     510    Vornado Realty Trust REIT .....................................      18,972
   1,180    Waddell & Reed Financial, Inc. - Class A ......................      23,211
                                                                             ----------
                                                                                353,182
                                                                             ----------
            FOREST PRODUCTS & PAPER - 1.4%
   3,330    Pactiv Corp.* .................................................      72,794
      70    Temple-Inland, Inc. ...........................................       3,137
                                                                             ----------
                                                                                 75,931
                                                                             ----------
            HEALTH CARE PROVIDERS - 3.7%
     450    Accredo Health, Inc.* .........................................      15,862
   1,100    Anthem, Inc.* .................................................      69,190
   1,580    Community Health Systems, Inc.* ...............................      32,532
   1,340    Health Management Associates, Inc. - Class A ..................      23,986
     490    LifePoint Hospitals, Inc.* ....................................      14,666
     530    Triad Hospitals, Inc.* ........................................      15,810
     710    Universal Health Services - Class B* ..........................      32,021
                                                                             ----------
                                                                                204,067
                                                                             ----------
            HEAVY CONSTRUCTION - 0.8%
     840    Centex Corp. ..................................................      42,168
      80    Lennar Corp. ..................................................       4,128
                                                                             ----------
                                                                                 46,296
                                                                             ----------
            HEAVY MACHINERY - 4.6%
   1,220    AGCO Corp.* ...................................................      26,962
     380    American Standard Cos.* .......................................      27,033
     270    Baker Hughes, Inc. ............................................       8,691
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            HEAVY MACHINERY (CONTINUED)
     840    Black & Decker Corp. ..........................................  $   36,028
     570    Grainger (W.W.), Inc. .........................................      29,383
     660    Grant Prideco, Inc.* ..........................................       7,682
     200    Kennametal, Inc. ..............................................       6,896
     360    Lam Research Corp.* ...........................................       3,888
      40    NACCO Industries, Inc. - Class A ..............................       1,751
     240    National-Oilwell, Inc.* .......................................       5,242
     930    Parker Hannifin Corp. .........................................      42,901
   1,000    Pentair, Inc. .................................................      34,550
     690    Smith International, Inc.* ....................................      22,508
                                                                             ----------
                                                                                253,515
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 2.6%
   1,320    D.R. Horton, Inc. .............................................      22,902
   1,570    Furniture Brands International, Inc.* .........................      37,444
   1,450    Leggett & Platt, Inc. .........................................      32,538
     170    Maytag Corp. ..................................................       4,845
     250    Ryland Group, Inc. ............................................       8,337
     650    Standard-Pacific Corp. ........................................      16,087
     370    Whirlpool Corp. ...............................................      19,321
                                                                             ----------
                                                                                141,474
                                                                             ----------
            HOUSEHOLD PRODUCTS - 0.6%
   1,110    Snap-On, Inc. .................................................      31,202
                                                                             ----------
            INDUSTRIAL - 0.0%
     140    Albany International Corp. - Class A ..........................       2,892
                                                                             ----------
            INDUSTRIAL - DIVERSIFIED - 0.1%
     100    Danaher Corp. .................................................       6,570
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 0.7%
      93    Choicepoint, Inc.* ............................................       3,673
   1,990    Yahoo!, Inc.* .................................................      32,536
                                                                             ----------
                                                                                 36,209
                                                                             ----------
            INSURANCE - 4.9%
     160    Allmerica Financial Corp.* ....................................       1,616
     280    AMBAC Financial Group, Inc. ...................................      15,747
     460    Cincinnati Financial Corp. ....................................      17,273
     470    Hartford Financial Services Group .............................      21,352
   1,090    HCC Insurance Holdings, Inc. ..................................      26,814
   1,250    MBIA, Inc. ....................................................      54,825
   1,030    Old Republic International Corp. ..............................      28,840
   1,370    Radian Group, Inc. ............................................      50,895

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     790    St. Paul Cos. .................................................  $   26,899
     380    Wellpoint Health Networks* ....................................      27,041
                                                                             ----------
                                                                                271,302
                                                                             ----------
            LODGING - 0.2%
      70    Marriott International, Inc. - Class A ........................       2,301
     190    MGM Mirage, Inc.* .............................................       6,264
                                                                             ----------
                                                                                  8,565
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 3.7%
     680    Banta Corp. ...................................................      21,264
     250    Belo (A.H.) Corp. - Series A ..................................       5,330
     260    Cablevision Systems Corp. - Class A* ..........................       4,352
     610    Clear Channel Communications* .................................      22,747
     480    Comcast Corp. - Class A* ......................................      10,843
     200    Emmis Communications Corp.* ...................................       4,166
   1,570    Fox Entertainment Group, Inc. - Class A* ......................      40,710
     500    Radio One, Inc. - Class D* ....................................       7,215
     590    Scripps (E.W.) Co. ............................................      45,400
     800    Univision Communications, Inc. - Class A* .....................      19,600
   1,400    Vivendi Universal SA - ADR ....................................      22,498
                                                                             ----------
                                                                                204,125
                                                                             ----------
            MEDICAL SUPPLIES - 4.9%
   1,180    Biomet, Inc. ..................................................      33,819
     370    Dentsply International, Inc. ..................................      13,764
     150    Eaton Corp. ...................................................      11,717
     990    KLA - Tencor Corp.* ...........................................      35,016
     850    Millipore Corp.* ..............................................      28,900
     120    PerkinElmer, Inc. .............................................         990
   1,860    St. Jude Medical, Inc.* .......................................      73,879
     500    Teradyne, Inc.* ...............................................       6,505
   1,230    Thermo Electron Corp.* ........................................      24,748
     780    Varian Medical Systems, Inc.* .................................      38,688
     260    Waters Corp.* .................................................       5,663
                                                                             ----------
                                                                                273,689
                                                                             ----------
            METALS - 2.4%
   1,020    Alcan, Inc. ...................................................      30,110
     670    Engelhard Corp. ...............................................      14,975
   2,040    Freeport-McMoran Copper & Gold, Inc. - Class B* ...............      34,231
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            METALS (CONTINUED)
     980    Goldcorp, Inc. ................................................  $   12,466
   1,150    Masco Corp. ...................................................      24,208
     500    Phelps Dodge Corp.* ...........................................      15,825
      60    Precision Castparts Corp. .....................................       1,455
                                                                             ----------
                                                                                133,270
                                                                             ----------
            OIL & GAS - 6.7%
     480    Apache Corp. ..................................................      27,355
     450    BJ Services Co.* ..............................................      14,540
     650    Burlington Resources, Inc. ....................................      27,723
     510    Devon Energy Corp. ............................................      23,409
   1,000    Ensco International, Inc. .....................................      29,450
   1,020    Equitable Resources, Inc. .....................................      35,741
      71    Kinder Morgan Management LLC* .................................       2,243
   1,120    Kinder Morgan, Inc. ...........................................      47,342
     650    Noble Corp.* ..................................................      22,848
     490    Ocean Energy, Inc. ............................................       9,785
     790    Pioneer Natural Resources Co.* ................................      19,948
     500    Rowan Cos., Inc. ..............................................      11,350
   1,670    Suncor Energy, Inc. ...........................................      26,169
     380    Talisman Energy, Inc. .........................................      13,745
     850    Valero Energy Corp. ...........................................      31,399
     720    Weatherford International Ltd.* ...............................      28,750
                                                                             ----------
                                                                                371,797
                                                                             ----------
            PHARMACEUTICALS - 3.8%
     350    Barr Laboratories, Inc.* ......................................      22,782
     670    Biogen, Inc.* .................................................      26,840
     430    Charles River Laboratories International, Inc.* ...............      16,546
   1,640    Gilead Sciences, Inc.* ........................................      55,760
     500    Idec Pharmaceuticals Corp.* ...................................      16,585
      40    Invitrogen Corp.* .............................................       1,252
     930    King Pharmaceuticals, Inc.* ...................................      15,987
   1,280    McKesson Corp. ................................................      34,598
     460    Medimmune, Inc.* ..............................................      12,498
     400    Shire Pharmaceuticals Plc - ADR* ..............................       7,556
                                                                             ----------
                                                                                210,404
                                                                             ----------
            PREPACKAGED SOFTWARE - 3.0%
     480    Activision, Inc.* .............................................       7,003
   1,680    Adobe Systems, Inc. ...........................................      41,666
   1,510    Citrix Systems, Inc.* .........................................      18,603
   2,910    Compuware Corp.* ..............................................      13,968
   1,210    Network Associates, Inc.* .....................................      19,469
   1,660    Quest Software, Inc.* .........................................      17,115

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            PREPACKAGED SOFTWARE (CONTINUED)
   2,080    Rational Software Corp.* ......................................  $   21,611
     120    Sungard Data Systems, Inc.* ...................................       2,827
     340    Symantec Corp.* ...............................................      13,773
     290    Take-Two Interactive Software, Inc.* ..........................       6,812
     310    Veritas Software Corp.* .......................................       4,842
                                                                             ----------
                                                                                167,689
                                                                             ----------
            REAL ESTATE - 0.3%
     860    Catellus Development Corp.* ...................................      17,071
                                                                             ----------
            RESTAURANTS - 1.0%
     670    Darden Restaurants, Inc. ......................................      13,702
   1,310    Wendy's International, Inc. ...................................      35,462
     360    Yum! Brands, Inc.* ............................................       8,719
                                                                             ----------
                                                                                 57,883
                                                                             ----------
            RETAILERS - 3.9%
     330    Autozone, Inc.* ...............................................      23,315
     455    Best Buy Co., Inc.* ...........................................      10,988
   1,240    Big Lots, Inc.* ...............................................      16,405
   1,070    Borders Group, Inc.* ..........................................      17,227
     230    Circuit City Stores ...........................................       1,707
   1,460    CVS Corp. .....................................................      36,456
     190    Dollar Tree Stores, Inc.* .....................................       4,668
     400    Michaels Stores, Inc.* ........................................      12,520
   2,110    Office Depot, Inc.* ...........................................      31,144
     770    PETCO Animal Supplies, Inc.* ..................................      18,048
   1,490    Petsmart, Inc.* ...............................................      25,524
   1,440    Saks, Inc.* ...................................................      16,906
                                                                             ----------
                                                                                214,908
                                                                             ----------
            TELEPHONE SYSTEMS - 0.6%
     130    CenturyTel, Inc. ..............................................       3,819
   5,360    Qwest Communications International* ...........................      26,800
                                                                             ----------
                                                                                 30,619
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            TEXTILES, CLOTHING & FABRICS - 0.3%
     230    Mohawk Industries, Inc.* ......................................  $   13,099
     630    Tropical Sportswear International Corp.* ......................       5,651
                                                                             ----------
                                                                                 18,750
                                                                             ----------
            TRANSPORTATION - 1.0%
     630    CSX Corp. .....................................................      17,835
   1,130    Fleetwood Enterprises, Inc.* ..................................       8,871
   1,170    Kansas City Southern Industries, Inc.* ........................      14,040
     720    Sabre Holdings Corp.* .........................................      13,039
                                                                             ----------
                                                                                 53,785
                                                                             ----------
            WATER COMPANIES - 0.0%
     135    Philadelphia Suburban Corp. ...................................       2,781
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $5,995,071) ...........................................  $5,491,259
                                                                             ----------
            MUTUAL FUNDS - 0.2%
            FINANCIAL SERVICES - 0.2%
            iShares Russell Midcap Index Fund
     300      (Cost $14,590) ..............................................  $   14,589
                                                                             ----------

            TOTAL INVESTMENTS - 99.4%
              (Cost $6,009,661) ...........................................   5,505,848
            Other Assets and Liabilities
              (net) - 0.6% ................................................      31,169
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $5,537,017
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         REIT - Real Estate Investment Trust
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 96.2%
            AUTOMOTIVE - 1.5%
   2,920    Magna International, Inc. - Class A ...........................  $   163,958
                                                                             -----------
            BANKING - 6.0%
  10,270    Compass Bancshares, Inc. ......................................      321,143
  22,860    Sovereign Bancorp, Inc. .......................................      321,183
                                                                             -----------
                                                                                 642,326
                                                                             -----------
            BEVERAGES, FOOD & TOBACCO - 2.5%
   7,960    UST, Inc. .....................................................      266,103
                                                                             -----------
            CHEMICALS - 5.2%
  28,820    Hercules, Inc.* ...............................................      253,616
   8,480    International Flavors & Fragrances ............................      297,648
                                                                             -----------
                                                                                 551,264
                                                                             -----------
            COMMERCIAL SERVICES - 7.5%
  22,430    Bearingpoint, Inc.* ...........................................      154,767
  11,800    Equifax, Inc. .................................................      273,052
  19,180    Monsanto Co. ..................................................      369,215
                                                                             -----------
                                                                                 797,034
                                                                             -----------
            COMPUTER PROGRAMMING SERVICES - 3.6%
  36,380    Macromedia, Inc.* .............................................      387,447
                                                                             -----------
            DATA PROCESSING AND PREPARATION - 2.9%
  19,330    IMS Health, Inc. ..............................................      309,280
                                                                             -----------
            ELECTRIC UTILITIES - 5.9%
   7,620    Entergy Corp. .................................................      347,396
   7,940    PPL Corp. .....................................................      275,359
                                                                             -----------
                                                                                 622,755
                                                                             -----------
            ELECTRONICS - 6.4%
  21,150    American Power Conversion* ....................................      320,422
  12,150    Dionex Corp.* .................................................      360,490
                                                                             -----------
                                                                                 680,912
                                                                             -----------
            ENTERTAINMENT & LEISURE - 2.0%
   6,020    Eastman Kodak Co. .............................................      210,941
                                                                             -----------
            FINANCIAL SERVICES - 2.6%
   8,450    Edwards (A.G.), Inc. ..........................................      278,512
                                                                             -----------
            FOREST PRODUCTS & PAPER - 2.5%
   5,930    Temple-Inland, Inc. ...........................................      265,723
                                                                             -----------
            INSURANCE - 19.2%
  12,040    ACE Ltd. ......................................................      353,254
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            INSURANCE (CONTINUED)
   9,670    Aetna, Inc. ...................................................  $   397,630
  15,270    AON Corp. .....................................................      288,450
   4,090    Chubb Corp. ...................................................      213,498
  18,490    Ohio Casualty Corp.* ..........................................      239,446
   7,140    Platinum Underwriters Holdings Ltd.* ..........................      188,139
  10,270    Safeco Corp. ..................................................      356,061
                                                                             -----------
                                                                               2,036,478
                                                                             -----------
            LODGING - 2.2%
   7,610    Mandalay Resort Group* ........................................      232,942
                                                                             -----------
            MEDIA - BROADCASTING & PUBLISHING - 2.7%
   6,540    Dow Jones & Co., Inc. .........................................      282,724
                                                                             -----------
            MEDICAL SUPPLIES - 2.7%
   7,890    Bausch & Lomb, Inc. ...........................................      284,040
                                                                             -----------
            METALS - 3.3%
  10,070    Hubbell, Inc. - Class B .......................................      353,860
                                                                             -----------
            OIL & GAS - 10.7%
   7,830    Burlington Resources, Inc. ....................................      333,950
  10,650    Newfield Exploration Co.* .....................................      383,933
  11,210    Valero Energy Corp. ...........................................      414,097
                                                                             -----------
                                                                               1,131,980
                                                                             -----------
            PHARMACEUTICALS - 2.1%
   6,310    Mylan Laboratories ............................................      220,219
                                                                             -----------
            RETAILERS - 4.7%
   7,810    Federated Department Stores* ..................................      224,616
   8,750    Zale Corp.* ...................................................      279,125
                                                                             -----------
                                                                                 503,741
                                                                             -----------

            TOTAL INVESTMENTS - 96.2%
              (Cost $9,958,682) ...........................................   10,222,239
            Other Assets and Liabilities (net) - 3.8% .....................      407,421
                                                                             -----------
            TOTAL NET ASSETS - 100.0% .....................................  $10,629,660
                                                                             ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 100.2%
            ADVERTISING - 0.3%
   2,200    TMP Worldwide, Inc.* ..........................................  $   24,882
                                                                             ----------
            AEROSPACE & DEFENSE - 0.4%
     400    Lockheed Martin Corp. .........................................      23,100
     400    Raytheon Co. ..................................................      12,300
                                                                             ----------
                                                                                 35,400
                                                                             ----------
            BANKING - 8.3%
   1,800    Bank of America Corp. .........................................     125,226
     800    Bank of New York Co., Inc. ....................................      19,168
   3,300    Fannie Mae ....................................................     212,289
   5,650    MBNA Corp. ....................................................     107,463
     200    SLM Corp. .....................................................      20,772
   2,300    State Street Corp. ............................................      89,700
     600    Washington Mutual, Inc. .......................................      20,718
   2,000    Wells Fargo Co. ...............................................      93,740
                                                                             ----------
                                                                                689,076
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 6.6%
   3,000    Coca-Cola Co. .................................................     131,460
   5,360    Pepsico, Inc. .................................................     226,299
   1,700    Philip Morris Cos., Inc. ......................................      68,901
   2,200    Wrigley (Wm.) Jr. Co. .........................................     120,736
                                                                             ----------
                                                                                547,396
                                                                             ----------
            BUILDING MATERIALS - 0.7%
     900    Home Depot, Inc. ..............................................      21,564
     900    Lowe's Cos. ...................................................      33,750
                                                                             ----------
                                                                                 55,314
                                                                             ----------
            CHEMICALS - 1.0%
   2,000    Du Pont (E.I.) de Nemours .....................................      84,800
                                                                             ----------
            COMMERCIAL SERVICES - 1.7%
   8,800    Cendant Corp.* ................................................      92,224
   1,100    Valassis Communications, Inc.* ................................      32,373
     600    Waste Management, Inc. ........................................      13,752
                                                                             ----------
                                                                                138,349
                                                                             ----------
            COMMUNICATIONS - 3.0%
   5,900    Crown Castle International Corp.* .............................      22,125
   2,900    Echostar Communications Corp. - Class A* ......................      64,554
   4,340    Qualcomm, Inc.* ...............................................     157,933
                                                                             ----------
                                                                                244,612
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMPUTERS & INFORMATION - 5.4%
  11,700    Cisco Systems, Inc.* ..........................................  $  153,270
   5,500    Dell Computer Corp.* ..........................................     147,070
   6,800    EMC Corp.* ....................................................      41,752
   1,300    International Business Machines Corp. .........................     100,750
                                                                             ----------
                                                                                442,842
                                                                             ----------
            COSMETICS & PERSONAL CARE - 4.4%
   1,300    Avon Products .................................................      70,031
   2,200    Colgate-Palmolive Co. .........................................     115,346
   1,700    Gillette Co. ..................................................      51,612
   1,500    Procter & Gamble Co. ..........................................     128,910
                                                                             ----------
                                                                                365,899
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 2.0%
   1,100    Automatic Data Processing .....................................      43,175
   3,500    First Data Corp. ..............................................     123,935
                                                                             ----------
                                                                                167,110
                                                                             ----------
            ELECTRONICS - 3.8%
   2,800    Energizer Holdings, Inc.* .....................................      78,120
   9,300    Intel Corp. ...................................................     144,801
   4,100    Texas Instruments, Inc. .......................................      61,541
   1,400    Xilinx, Inc.* .................................................      28,840
                                                                             ----------
                                                                                313,302
                                                                             ----------
            ENTERTAINMENT & LEISURE - 2.8%
   3,300    Harrah's Entertainment, Inc.* .................................     130,680
   8,300    Liberty Media Corp. - Class A* ................................      74,202
   2,000    Metro-Goldwyn-Mayer, Inc.* ....................................      26,000
                                                                             ----------
                                                                                230,882
                                                                             ----------
            FINANCIAL SERVICES - 6.7%
   5,700    Citigroup, Inc. ...............................................     200,583
   3,700    Freddie Mac ...................................................     218,485
     900    Merrill Lynch & Co. ...........................................      34,155
     700    Morgan Stanley ................................................      27,944
   6,950    Schwab (Charles) Corp. ........................................      75,407
                                                                             ----------
                                                                                556,574
                                                                             ----------
            FOREST PRODUCTS & PAPER - 1.1%
   1,500    International Paper Co. .......................................      52,455
     800    Weyerhaeuser Co. ..............................................      39,368
                                                                             ----------
                                                                                 91,823
                                                                             ----------
            HEAVY MACHINERY - 0.4%
     500    United Technologies Corp. .....................................      30,970
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 2.9%
   9,800    General Electric Co. ..........................................  $  238,630
                                                                             ----------
            INFORMATION RETRIEVAL SERVICES - 1.4%
   9,050    AOL Time Warner, Inc. .........................................     118,555
                                                                             ----------
            INSURANCE - 3.7%
   2,900    AMBAC Financial Group, Inc. ...................................     163,096
   2,500    American International Group ..................................     144,625
                                                                             ----------
                                                                                307,721
                                                                             ----------
            LODGING - 1.8%
   2,700    Marriott International, Inc. - Class A ........................      88,749
   2,700    Starwood Hotels & Resorts World ...............................      64,098
                                                                             ----------
                                                                                152,847
                                                                             ----------
            MANUFACTURING - 1.2%
     800    3M Co. ........................................................      98,640
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 7.0%
   2,562    Cablevision Systems Corp. -                                          42,888
              Class A* ....................................................
   1,876    Clear Channel Communications* .................................      69,956
     800    Cox Communications, Inc. -                                           22,720
              Class A* ....................................................
     600    Gannett Co., Inc. .............................................      43,080
     200    Mcgraw-Hill Cos., Inc. ........................................      12,088
   1,400    New York Times Co. - Class A ..................................      64,022
   3,300    Univision Communications, Inc. -                                     80,850
              Class A* ....................................................
   6,036    Viacom, Inc. - Class B* .......................................     246,027
                                                                             ----------
                                                                                581,631
                                                                             ----------
            OIL & GAS - 5.7%
     500    Anadarko Petroleum Corp. ......................................      23,950
     400    Apache Corp. ..................................................      22,796
   1,485    ChevronTexaco Corp. ...........................................      98,723
   8,520    Exxon Mobil Corp. .............................................     297,689
     600    Schlumberger Ltd. .............................................      25,254
                                                                             ----------
                                                                                468,412
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            PHARMACEUTICALS - 12.8%
   1,300    Amgen, Inc.* ..................................................  $   62,842
   3,900    Bristol-Myers Squibb Co. ......................................      90,285
   4,000    Johnson & Johnson .............................................     214,840
   2,400    Lilly (Eli) & Co. .............................................     152,400
   1,500    Merck & Co., Inc. .............................................      84,915
   9,825    Pfizer, Inc. ..................................................     300,350
   1,200    Schering-Plough Corp. .........................................      26,640
   3,400    Wyeth .........................................................     127,160
                                                                             ----------
                                                                              1,059,432
                                                                             ----------
            PREPACKAGED SOFTWARE - 7.2%
   2,200    Intuit, Inc.* .................................................     103,224
   8,800    Microsoft Corp.* ..............................................     454,960
   3,200    Oracle Corp.* .................................................      34,560
                                                                             ----------
                                                                                592,744
                                                                             ----------
            RETAILERS - 5.4%
   1,700    Family Dollar Stores ..........................................      53,057
   2,300    Walgreen Co. ..................................................      67,137
   6,400    Wal-Mart Stores, Inc. .........................................     323,264
                                                                             ----------
                                                                                443,458
                                                                             ----------
            TELEPHONE SYSTEMS - 2.0%
   3,200    SBC Communications, Inc. ......................................      86,752
   1,964    Verizon Communications ........................................      76,105
                                                                             ----------
                                                                                162,857
                                                                             ----------
            TRANSPORTATION - 0.5%
   2,300    Sabre Holdings Corp.* .........................................      41,653
                                                                             ----------

            TOTAL INVESTMENTS - 100.2%
              (Cost $10,427,819) ..........................................   8,285,811
            Other Assets and Liabilities
              (net) - (0.2%) ..............................................     (15,682)
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $8,270,129
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 93.8%
            ADVERTISING - 0.5%
     350    Omnicom Group .................................................  $   22,610
                                                                             ----------
            AEROSPACE & DEFENSE - 1.0%
     750    Lockheed Martin Corp. .........................................      43,312
                                                                             ----------
            APPAREL RETAILERS - 1.7%
   1,450    Gap, Inc. .....................................................      22,504
     800    Kohl's Corp.* .................................................      44,760
     700    Limited, Inc. .................................................       9,751
                                                                             ----------
                                                                                 77,015
                                                                             ----------
            AUTOMOTIVE - 0.4%
     350    Harley-Davidson, Inc. .........................................      16,170
                                                                             ----------
            BANKING - 8.6%
   1,400    American Express Co. ..........................................      49,490
   1,350    Bank of America Corp. .........................................      93,919
   1,100    Fannie Mae ....................................................      70,763
   1,000    Fifth Third Bancorp ...........................................      58,550
     350    SLM Corp. .....................................................      36,351
   1,750    Wells Fargo Co. ...............................................      82,022
                                                                             ----------
                                                                                391,095
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 3.7%
     700    Anheuser-Busch Cos., Inc. .....................................      33,880
     950    Coca-Cola Co. .................................................      41,629
     750    Pepsico, Inc. .................................................      31,665
   2,000    Sysco Corp. ...................................................      59,580
                                                                             ----------
                                                                                166,754
                                                                             ----------
            BUILDING MATERIALS - 1.6%
   2,950    Home Depot, Inc. ..............................................      70,682
                                                                             ----------
            CHEMICALS - 0.9%
     700    Air Products & Chemicals, Inc. ................................      29,925
     280    Du Pont (E.I.) de Nemours .....................................      11,872
                                                                             ----------
                                                                                 41,797
                                                                             ----------
            COMMUNICATIONS - 0.4%
   1,300    Nokia Oyj - ADR ...............................................      20,150
                                                                             ----------
            COMPUTERS & INFORMATION - 5.4%
   7,200    Cisco Systems, Inc.* ..........................................      94,320
   2,900    Dell Computer Corp.* ..........................................      77,546
   1,350    Hewlett-Packard Co. ...........................................      23,436
     650    International Business Machines Corp. .........................      50,375
                                                                             ----------
                                                                                245,677
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COSMETICS & PERSONAL CARE - 2.8%
   1,100    Colgate-Palmolive Co. .........................................  $   57,673
     800    Procter & Gamble Co. ..........................................      68,752
                                                                             ----------
                                                                                126,425
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 2.3%
   1,750    First Data Corp. ..............................................      61,967
   1,200    Fiserv, Inc.* .................................................      40,740
                                                                             ----------
                                                                                102,707
                                                                             ----------
            ELECTRIC UTILITIES - 1.5%
   1,150    Duke Energy Corp. .............................................      22,471
     370    FPL Group, Inc. ...............................................      22,248
     800    Southern Co. ..................................................      22,712
                                                                             ----------
                                                                                 67,431
                                                                             ----------
            ELECTRONICS - 3.3%
   1,250    Analog Devices, Inc.* .........................................      29,837
   2,550    Intel Corp. ...................................................      39,703
     800    Linear Technology Corp. .......................................      20,576
     250    Maxim Integrated Products .....................................       8,260
   1,300    Micron Technology, Inc.* ......................................      12,662
   1,350    Texas Instruments, Inc. .......................................      20,263
     850    Xilinx, Inc.* .................................................      17,510
                                                                             ----------
                                                                                148,811
                                                                             ----------
            FINANCIAL SERVICES - 8.3%
   3,850    Citigroup, Inc. ...............................................     135,482
   1,050    Freddie Mac ...................................................      62,003
     600    Goldman Sachs Group, Inc. .....................................      40,860
   1,450    JP Morgan Chase & Co. .........................................      34,800
   1,200    Merrill Lynch & Co. ...........................................      45,540
   1,400    Morgan Stanley ................................................      55,888
                                                                             ----------
                                                                                374,573
                                                                             ----------
            HEALTH CARE PROVIDERS - 2.5%
   1,400    HCA - The Healthcare Co. ......................................      58,100
     680    UnitedHealth Group, Inc. ......................................      56,780
                                                                             ----------
                                                                                114,880
                                                                             ----------
            HEAVY MACHINERY - 2.5%
   4,200    Applied Materials, Inc.* ......................................      54,726
     950    United Technologies Corp. .....................................      58,843
                                                                             ----------
                                                                                113,569
                                                                             ----------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES - 3.0%
   5,500    General Electric Co. ..........................................     133,925
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            INSURANCE - 2.5%
   1,450    American International Group ..................................  $   83,883
     950    Prudential Financial, Inc. ....................................      30,153
                                                                             ----------
                                                                                114,036
                                                                             ----------
            MEDIA - BROADCASTING & PUBLISHING - 2.7%
   1,200    Clear Channel Communications* .................................      44,748
   1,950    Viacom, Inc. - Class B* .......................................      79,482
                                                                             ----------
                                                                                124,230
                                                                             ----------
            MEDICAL SUPPLIES - 5.6%
     700    Allergan, Inc. ................................................      40,334
   1,050    Boston Scientific Corp.* ......................................      44,646
     700    KLA - Tencor Corp.* ...........................................      24,759
   1,700    Medtronics, Inc. ..............................................      77,520
   1,600    Microchip Technology, Inc. ....................................      39,120
     750    St. Jude Medical, Inc.* .......................................      29,790
                                                                             ----------
                                                                                256,169
                                                                             ----------
            METALS - 1.1%
   1,100    Alcoa, Inc. ...................................................      25,058
   1,250    Masco Corp. ...................................................      26,313
                                                                             ----------
                                                                                 51,371
                                                                             ----------
            OIL & GAS - 5.5%
   1,000    Ensco International, Inc. .....................................      29,450
   4,200    Exxon Mobil Corp. .............................................     146,748
     800    Nabors Industries Ltd.* .......................................      28,216
     700    Schlumberger Ltd. .............................................      29,463
     700    Transocean Sedco Forex, Inc. ..................................      16,240
                                                                             ----------
                                                                                250,117
                                                                             ----------
            PHARMACEUTICALS - 12.5%
   1,200    Amgen, Inc.* ..................................................      58,008
     900    Cardinal Health, Inc. .........................................      53,271
     400    Forest Laboratories - Class A* ................................      39,288
   2,550    Johnson & Johnson .............................................     136,961
   4,950    Pfizer, Inc. ..................................................     151,322
     850    Pharmacia Corp. ...............................................      35,530
   1,350    Wyeth .........................................................      50,490
     950    Zimmer Holdings, Inc.* ........................................      39,444
                                                                             ----------
                                                                                564,314
                                                                             ----------
            PREPACKAGED SOFTWARE - 4.6%
   3,200    Microsoft Corp.* ..............................................     165,440
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            PREPACKAGED SOFTWARE (CONTINUED)
   2,900    Oracle Corp.* .................................................  $   31,320
     900    Veritas Software Corp.* .......................................      14,058
                                                                             ----------
                                                                                210,818
                                                                             ----------
            RADIO TELEPHONE COMMUNICATIONS - 0.7%
   1,650    Vodafone Group Plc - ADR ......................................      29,898
                                                                             ----------
            RETAILERS - 5.0%
   1,000    Bed Bath & Beyond, Inc.* ......................................      34,530
     450    Costco Wholesale Corp.* .......................................      12,627
   1,450    Target Corp. ..................................................      43,500
   2,700    Wal-Mart Stores, Inc. .........................................     136,377
                                                                             ----------
                                                                                227,034
                                                                             ----------
            TELEPHONE SYSTEMS - 1.9%
     800    AT&T Corp. ....................................................      20,888
     600    Bellsouth Corp. ...............................................      15,522
   1,850    SBC Communications, Inc. ......................................      50,154
                                                                             ----------
                                                                                 86,564
                                                                             ----------
            TRANSPORTATION - 1.3%
     600    Canadian National Railway Co. .................................      24,936
   1,400    Carnival Corp. ................................................      34,930
                                                                             ----------
                                                                                 59,866
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $4,892,572) ...........................................  $4,252,000
                                                                             ----------

  PAR
 VALUE
 -----

            SHORT TERM INSTRUMENTS - 1.1%
            U.S. GOVERNMENT - 1.1%
            US Treasury Bill, 1.18%, due 03/20/03(a)
  50,000      (Cost $49,851) ..............................................  $   49,851
                                                                             ----------

            TOTAL INVESTMENTS - 94.9%
              (Cost $4,942,423) ...........................................   4,301,851
            Other Assets and Liabilities
              (net) - 5.1% ................................................     229,470
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $4,531,321
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.
         (a) Asset segregated to cover collateral margin requirements on open financial futures contracts (Note 5).

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                     VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS - 99.9%
        AEROSPACE & DEFENSE - 1.3%
1,500   Boeing Co. .............................  $    49,485
  900   Honeywell International, Inc. ..........       21,600
  800   Lockheed Martin Corp. ..................       46,200
  300   Northrop Grumman Corp. .................       29,100
                                                  -----------
                                                      146,385
                                                  -----------
        AIRLINES - 0.2%
  300   FedEx Corp. ............................       16,266
                                                  -----------
        APPAREL RETAILERS - 1.0%
1,200   Abercrombie & Fitch Co. - Class A* .....       24,552
1,400   Gap, Inc. ..............................       21,728
1,200   Kohl's Corp.* ..........................       67,140
                                                  -----------
                                                      113,420
                                                  -----------
        AUTOMOTIVE - 1.5%
  500   Delphi Automotive Systems ..............        4,025
2,900   Ford Motor Co. .........................       26,970
1,200   General Motors Corp. ...................       44,232
  500   Harley-Davidson, Inc. ..................       23,100
  600   Lear Corp.* ............................       19,968
  300   PACCAR, Inc. ...........................       13,839
  600   Rockwell International Corp. ...........       12,426
  400   SPX Corp.* .............................       14,980
                                                  -----------
                                                      159,540
                                                  -----------
        BANKING - 7.8%
1,200   American Express Co. ...................       42,420
  300   Amsouth Bancorporation .................        5,760
  300   Bank of America Corp. ..................       20,871
3,100   Bank One Corp. .........................      113,305
1,500   CIT Group, Inc. ........................       29,400
  200   Compass Bancshares, Inc. ...............        6,254
1,400   Fannie Mae .............................       90,062
  100   FirstMerit Corp. .......................        2,166
3,700   Fleet Boston Financial Corp. ...........       89,910
  100   Golden West Financial Corp. ............        7,181
  600   Greenpoint Financial Corp. .............       27,108
  500   Hibernia Corp. - Class A ...............        9,630
  800   Marshall & Ilsley Corp. ................       21,904
  600   MBNA Corp. .............................       11,412
1,200   Mellon Financial Corp. .................       31,332
  100   North Fork Bancorporation ..............        3,374
1,100   PNC Bank Corp. .........................       46,090
  200   SouthTrust Corp. .......................        4,970
1,100   Suntrust Banks, Inc. ...................       62,612
  200   TCF Financial Corp. ....................        8,738
                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        BANKING (CONTINUED)
6,400   U.S. Bancorp ...........................  $   135,808
2,200   Washington Mutual, Inc. ................       75,966
                                                  -----------
                                                      846,273
                                                  -----------
        BEVERAGES, FOOD & TOBACCO - 5.2%
  700   Archer-Daniels-Midland Co. .............        8,680
4,900   Coca-Cola Co. ..........................      214,718
  446   Del Monte Foods Co.* ...................        3,435
1,000   Heinz (H.J.) Co. .......................       32,870
  700   Kellogg Co. ............................       23,989
1,200   Kraft Foods, Inc. - Class A ............       46,716
1,200   Pepsico, Inc. ..........................       50,664
3,900   Philip Morris Cos., Inc. ...............      158,067
  900   Sysco Corp. ............................       26,811
                                                  -----------
                                                      565,950
                                                  -----------
        BUILDING MATERIALS - 1.4%
4,500   Home Depot, Inc. .......................      107,820
1,200   Lowe's Cos. ............................       45,000
                                                  -----------
                                                      152,820
                                                  -----------
        CHEMICALS - 1.3%
  800   Air Products & Chemicals, Inc. .........       34,200
  500   Dow Chemical Co. .......................       14,850
  600   Eastman Chemical Co. ...................       22,062
  200   Lyondell Chemical Co. ..................        2,528
1,000   PPG Industries, Inc. ...................       50,150
  400   Praxair, Inc. ..........................       23,108
                                                  -----------
                                                      146,898
                                                  -----------
        COMMERCIAL SERVICES - 1.4%
  400   Bearingpoint, Inc.* ....................        2,760
2,300   Cendant Corp.* .........................       24,104
  200   Cintas Corp. ...........................        9,150
  700   eBay, Inc.* ............................       47,474
  300   Halliburton Co. ........................        5,613
1,200   Monsanto Co. ...........................       23,100
  200   Paychex, Inc. ..........................        5,580
1,700   Waste Management, Inc. .................       38,964
                                                  -----------
                                                      156,745
                                                  -----------
        COMMUNICATIONS - 0.6%
5,700   Lucent Technologies, Inc.* .............        7,182
5,300   Motorola, Inc. .........................       45,845
  100   Network Appliance, Inc.* ...............        1,000
  400   Qualcomm, Inc.* ........................       14,556
                                                  -----------
                                                       68,583
                                                  -----------
        COMPUTER INTEGRATED SYSTEMS DESIGN - 0.1%
  400   Computer Sciences Corp.* ...............       13,780
                                                  -----------

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS (CONTINUED)
        COMPUTERS & INFORMATION - 5.1%
11,200  Cisco Systems, Inc.* ...................  $   146,720
3,700   Dell Computer Corp.* ...................       98,938
6,300   Hewlett-Packard Co. ....................      109,368
2,400   International Business Machines               186,000
          Corp. ................................
  100   Lexmark International, Inc.* ...........        6,050
  300   Pitney Bowes, Inc. .....................        9,798
  900   Seagate Technology, Inc.*(a) ...........            0
                                                  -----------
                                                      556,874
                                                  -----------
        COSMETICS & PERSONAL CARE - 3.2%
  300   Colgate-Palmolive Co. ..................       15,729
2,900   Gillette Co. ...........................       88,044
2,800   Procter & Gamble Co. ...................      240,632
                                                  -----------
                                                      344,405
                                                  -----------
        DATA PROCESSING AND PREPARATION - 1.2%
1,900   Automatic Data Processing ..............       74,575
  700   First Data Corp. .......................       24,787
1,300   NCR Corp.* .............................       30,862
                                                  -----------
                                                      130,224
                                                  -----------
        ELECTRIC UTILITIES - 2.9%
  100   Ameren Corp. ...........................        4,157
  600   American Electric Power ................       16,398
1,600   Centerpoint Energy, Inc. ...............       13,600
  400   Consolidated Edison, Inc. ..............       17,128
  800   Constellation Energy Group, Inc. .......       22,256
  400   Dominion Resources, Inc. ...............       21,960
  800   DTE Energy Co. .........................       37,120
1,800   Edison International* ..................       21,330
  900   Pepco Holdings, Inc. ...................       17,451
2,400   PG&E Corp.* ............................       33,360
  700   Pinnacle West Capital Corp. ............       23,863
  100   PPL Corp. ..............................        3,468
  700   Progress Energy, Inc. ..................       30,345
  600   Public Service Enterprise Group,               19,260
          Inc. .................................
2,800   XCEL Energy, Inc. ......................       30,800
                                                  -----------
                                                      312,496
                                                  -----------
        ELECTRICAL EQUIPMENT - 0.0%
  100   Cooper Industries Ltd. - Class A .......        3,645
                                                  -----------
        ELECTRONICS - 2.8%
1,300   Agere Systems, Inc.* ...................        1,872
3,300   Altera Corp.* ..........................       40,689
  500   Analog Devices, Inc.* ..................       11,935
9,300   Intel Corp. ............................      144,801
                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        ELECTRONICS (CONTINUED)
1,100   Intersil Holding Corp.* ................  $    15,334
  800   Linear Technology Corp. ................       20,576
  600   Maxim Integrated Products ..............       19,824
  800   Micron Technology, Inc.* ...............        7,792
  100   QLogic Corp.* ..........................        3,451
  700   Texas Instruments, Inc. ................       10,507
1,300   Xilinx, Inc.* ..........................       26,780
                                                  -----------
                                                      303,561
                                                  -----------
        ENTERTAINMENT & LEISURE - 0.9%
2,100   Disney (Walt) Co. ......................       34,251
  400   Eastman Kodak Co. ......................       14,016
  500   Harrah's Entertainment, Inc.* ..........       19,800
  900   Hasbro, Inc. ...........................       10,395
1,200   Liberty Media Corp. - Class A* .........       10,728
  600   Mattel, Inc. ...........................       11,490
  200   Park Place Entertainment Corp.* ........        1,680
                                                  -----------
                                                      102,360
                                                  -----------
        FINANCIAL SERVICES - 7.7%
  100   Apartment Investment & Management Co. -         3,748
          Class A REIT .........................
  200   Archstone-Smith Trust REIT .............        4,708
  200   Arden Realty Group, Inc. REIT ..........        4,430
2,100   Capital One Financial Corp. ............       62,412
9,400   Citigroup, Inc. ........................      330,786
1,900   Countrywide Credit Industries, Inc. ....       98,135
2,800   E*trade Group, Inc.* ...................       13,608
1,800   Freddie Mac ............................      106,290
  200   General Growth Properties, Inc. REIT ...       10,400
  400   Goldman Sachs Group, Inc. ..............       27,240
  100   Highwoods Properties, Inc. REIT ........        2,210
  800   Household International, Inc. ..........       22,248
  100   LaBranche & Co., Inc.* .................        2,664
  100   Legg Mason, Inc. .......................        4,854
  300   Merrill Lynch & Co. ....................       11,385
1,300   Morgan Stanley .........................       51,896
  100   Prologis Trust REIT ....................        2,515
  300   Rouse Co. REIT .........................        9,510
6,100   Schwab (Charles) Corp. .................       66,185
                                                  -----------
                                                      835,224
                                                  -----------
        FOREST PRODUCTS & PAPER - 0.6%
  100   Bowater, Inc. ..........................        4,195
  100   Georgia-Pacific Group ..................        1,616
  500   Kimberly-Clark Corp. ...................       23,735
  200   Smurfit-Stone Container Corp.* .........        3,078

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS (CONTINUED)
        FOREST PRODUCTS & PAPER (CONTINUED)
  600   Temple-Inland, Inc. ....................  $    26,886
  200   Weyerhaeuser Co. .......................        9,842
                                                  -----------
                                                       69,352
                                                  -----------
        HEALTH CARE PROVIDERS - 0.7%
1,300   HCA - The Healthcare Co. ...............       53,950
1,100   Human Genome Sciences, Inc.* ...........        9,691
  700   Tenet Healthcare Corp.* ................       11,480
                                                  -----------
                                                       75,121
                                                  -----------
        HEAVY MACHINERY - 2.2%
1,900   Applied Materials, Inc.* ...............       24,757
1,000   Baker Hughes, Inc. .....................       32,190
  200   Black & Decker Corp. ...................        8,578
  100   Caterpillar, Inc. ......................        4,572
  700   Cooper Cameron Corp.* ..................       34,874
  800   Ingersoll-Rand Co. - Class A ...........       34,448
1,600   United Technologies Corp. ..............       99,104
                                                  -----------
                                                      238,523
                                                  -----------
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 3.1%
13,400  General Electric Co. ...................      326,290
  200   Johnson Controls, Inc. .................       16,034
                                                  -----------
                                                      342,324
                                                  -----------
        HOUSEHOLD PRODUCTS - 0.1%
  200   Fortune Brands, Inc. ...................        9,302
  100   Rohm & Haas Co. ........................        3,248
                                                  -----------
                                                       12,550
                                                  -----------
        INDUSTRIAL - DIVERSIFIED - 1.1%
  100   Danaher Corp. ..........................        6,570
6,500   Tyco International Ltd. ................      111,020
                                                  -----------
                                                      117,590
                                                  -----------
        INFORMATION RETRIEVAL SERVICES - 0.6%
5,200   AOL Time Warner, Inc. ..................       68,120
                                                  -----------
        INSURANCE - 5.7%
1,300   Aetna, Inc. ............................       53,456
  800   AMBAC Financial Group, Inc. ............       44,992
2,700   American International Group ...........      156,195
1,200   AON Corp. ..............................       22,668
  700   Cigna Corp. ............................       28,784
  200   Jefferson-Pilot Corp. ..................        7,622
  200   John Hancock Financial Services ........        5,580
  900   MBIA, Inc. .............................       39,474
1,900   Metlife, Inc. ..........................       51,376
  200   Protective Life Corp. ..................        5,504
                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        INSURANCE (CONTINUED)
  400   St. Paul Cos. ..........................  $    13,620
  900   Torchmark Corp. ........................       32,877
6,300   Travelers Property Casualty Corp. -            92,295
          Class A* .............................
  800   Travelers Property Casualty Corp. -            11,720
          Class B* .............................
1,400   UnumProvident Corp. ....................       24,556
  400   Wellpoint Health Networks* .............       28,464
                                                  -----------
                                                      619,183
                                                  -----------
        LODGING - 0.0%
  100   Marriott International, Inc. -                  3,287
          Class A ..............................
                                                  -----------
        MANUFACTURING - 0.6%
  500   3M Co. .................................       61,650
                                                  -----------
        MEDIA - BROADCASTING & PUBLISHING - 3.2%
  200   Clear Channel Communications* ..........        7,458
1,600   Comcast Corp. - Class A* ...............       37,712
1,600   Comcast Corp. - Special Class A* .......       36,144
  100   Cox Communications, Inc. - Class A* ....        2,840
  200   Fox Entertainment Group, Inc. - Class           5,186
          A* ...................................
  600   Gannett Co., Inc. ......................       43,080
  200   Mcgraw-Hill Cos., Inc. .................       12,088
1,300   Tribune Co. ............................       59,098
3,600   Viacom, Inc. - Class B* ................      146,736
                                                  -----------
                                                      350,342
                                                  -----------
        MEDICAL SUPPLIES - 2.1%
  200   Agilent Technologies, Inc.* ............        3,592
  200   Bard (C.R.), Inc. ......................       11,600
1,000   Baxter International, Inc. .............       28,000
1,200   Becton Dickinson & Co. .................       36,828
  300   Biomet, Inc. ...........................        8,598
  600   Boston Scientific Corp.* ...............       25,512
  100   Eaton Corp. ............................        7,811
  200   Guidant Corp.* .........................        6,170
1,200   Medtronics, Inc. .......................       54,720
  900   St. Jude Medical, Inc.* ................       35,748
  100   Stryker Corp. ..........................        6,712
                                                  -----------
                                                      225,291
                                                  -----------
        METALS - 1.0%
3,100   Alcoa, Inc. ............................       70,618
1,500   Masco Corp. ............................       31,575
  600   United States Steel Corp. ..............        7,872
                                                  -----------
                                                      110,065
                                                  -----------

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        COMMON STOCKS (CONTINUED)
        OIL & GAS - 5.5%
1,400   Anadarko Petroleum Corp. ...............  $    67,060
1,600   ChevronTexaco Corp. ....................      106,368
2,100   ConocoPhillips .........................      101,619
  400   Devon Energy Corp. .....................       18,360
  100   Diamond Offshore Driling ...............        2,185
1,200   El Paso Corp. ..........................        8,352
  400   Ensco International, Inc. ..............       11,780
6,800   Exxon Mobil Corp. ......................      237,592
1,300   Rowan Cos., Inc. .......................       29,510
  600   Transocean Sedco Forex, Inc. ...........       13,920
  100   Valero Energy Corp. ....................        3,694
                                                  -----------
                                                      600,440
                                                  -----------
        PHARMACEUTICALS - 11.6%
3,600   Abbott Laboratories ....................      144,000
2,300   Amgen, Inc.* ...........................      111,182
3,500   Bristol-Myers Squibb Co. ...............       81,025
  600   Cardinal Health, Inc. ..................       35,514
  500   Forest Laboratories - Class A* .........       49,110
2,800   Johnson & Johnson ......................      150,388
1,200   Lilly (Eli) & Co. ......................       76,200
  300   McKesson Corp. .........................        8,109
1,400   Medimmune, Inc.* .......................       38,038
1,700   Merck & Co., Inc. ......................       96,237
7,100   Pfizer, Inc. ...........................      217,047
3,800   Pharmacia Corp. ........................      158,840
1,900   Schering-Plough Corp. ..................       42,180
  300   Vertex Pharmaceuticals, Inc.* ..........        4,755
  100   Watson Pharmaceuticals, Inc.* ..........        2,827
1,400   Wyeth ..................................       52,360
                                                  -----------
                                                    1,267,812
                                                  -----------
        PREPACKAGED SOFTWARE - 4.7%
  400   Electronic Arts, Inc.* .................       19,908
8,500   Microsoft Corp.* .......................      439,450
5,300   Oracle Corp.* ..........................       57,240
                                                  -----------
                                                      516,598
                                                  -----------
        RESTAURANTS - 0.6%
  500   Wendy's International, Inc. ............       13,535
2,000   Yum! Brands, Inc.* .....................       48,440
                                                  -----------
                                                       61,975
                                                  -----------
        RETAILERS - 4.3%
  800   Bed Bath & Beyond, Inc.* ...............       27,624
2,500   CVS Corp. ..............................       62,425
1,000   Federated Department Stores* ...........       28,760
                                                    VALUE
SHARES                                             (NOTE 1)
------                                             --------
        RETAILERS (CONTINUED)
  100   Pier 1 Imports, Inc. ...................  $     1,893
  100   Sears, Roebuck and Co. .................        2,395
1,900   Target Corp. ...........................       57,000
1,800   TJX Cos., Inc. .........................       35,136
4,700   Wal-Mart Stores, Inc. ..................      237,397
  600   Walgreen Co. ...........................       17,514
                                                  -----------
                                                      470,144
                                                  -----------
        TELEPHONE SYSTEMS - 4.1%
1,100   AT&T Corp. .............................       28,721
7,900   AT&T Wireless Services, Inc.* ..........       44,635
2,300   Bellsouth Corp. ........................       59,501
1,600   Qwest Communications International* ....        8,000
4,700   SBC Communications, Inc. ...............      127,417
1,200   Sprint Corp. (FON Group) ...............       17,376
3,600   Sprint Corp. (PCS Group)* ..............       15,768
3,800   Verizon Communications .................      147,250
                                                  -----------
                                                      448,668
                                                  -----------
        TEXTILES, CLOTHING & FABRICS - 0.6%
1,100   Jones Apparel Group, Inc.* .............       38,984
  500   NIKE, Inc. - Class B ...................       22,235
                                                  -----------
                                                       61,219
                                                  -----------
        TRANSPORTATION - 1.9%
  700   Burlington Northern Santa Fe Co. .......       18,207
2,700   Carnival Corp. .........................       67,365
  300   CSX Corp. ..............................        8,493
  400   Norfolk Southern Corp. .................        7,996
  300   Union Pacific Corp. ....................       17,961
1,300   United Parcel Service, Inc. -                  82,004
          Class B ..............................
                                                  -----------
                                                      202,026
                                                  -----------

        TOTAL INVESTMENTS - 99.9%
          (Cost $12,774,310) ...................   10,897,729
        Other Assets and Liabilities
          (net) - 0.1% .........................       13,388
                                                  -----------
        TOTAL NET ASSETS - 100.0% ..............  $10,911,117
                                                  ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         REIT - Real Estate Investment Trust
         * Non-income producing security.
         (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 96.5%
            AEROSPACE & DEFENSE - 1.4%
   6,700    Honeywell International, Inc. .................................  $   160,800
                                                                             -----------
            APPAREL RETAILERS - 1.4%
  10,200    Gap, Inc. .....................................................      158,304
                                                                             -----------
            BANKING - 13.0%
   4,900    American Express Co. ..........................................      173,215
   2,100    Bank of America Corp. .........................................      146,097
   7,200    Bank of New York Co., Inc. ....................................      172,512
     600    Comerica, Inc. ................................................       25,944
   6,100    Fleet Boston Financial Corp. ..................................      148,230
   8,000    MBNA Corp. ....................................................      152,160
   8,600    U.S. Bancorp ..................................................      182,492
   4,500    Wachovia Corp. ................................................      163,980
   4,500    Washington Mutual, Inc. .......................................      155,385
   3,200    Wells Fargo Co. ...............................................      149,984
                                                                             -----------
                                                                               1,469,999
                                                                             -----------
            BEVERAGES, FOOD & TOBACCO - 6.3%
   2,700    General Mills, Inc. ...........................................      126,765
   5,500    Philip Morris Cos., Inc. ......................................      222,915
   3,700    RJ Reynolds Tobacco Holdings, Inc. ............................      155,807
   8,700    Safeway, Inc.* ................................................      203,232
                                                                             -----------
                                                                                 708,719
                                                                             -----------
            BUILDING MATERIALS - 1.4%
   6,600    Home Depot, Inc. ..............................................      158,136
                                                                             -----------
            CHEMICALS - 1.0%
   3,900    Dow Chemical Co. ..............................................      115,830
                                                                             -----------
            COMMUNICATIONS - 5.9%
  14,700    Comverse Technology, Inc.* ....................................      147,294
 157,700    Lucent Technologies, Inc.* ....................................      198,702
  13,700    Motorola, Inc. ................................................      118,505
  13,200    Nokia Oyj - ADR ...............................................      204,600
                                                                             -----------
                                                                                 669,101
                                                                             -----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 1.8%
  10,600    3Com Corp.* ...................................................       49,078
  50,200    Sun Microsystems, Inc.* .......................................      156,122
                                                                             -----------
                                                                                 205,200
                                                                             -----------
            COMPUTERS & INFORMATION - 4.1%
  14,000    Hewlett-Packard Co. ...........................................      243,040
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMPUTERS & INFORMATION (CONTINUED)
   1,100    International Business Machines Corp. .........................  $    85,250
  38,000    Solectron Corp.* ..............................................      134,900
                                                                             -----------
                                                                                 463,190
                                                                             -----------
            ELECTRIC UTILITIES - 1.2%
   2,800    Progress Energy, Inc. .........................................      121,380
   1,100    XCEL Energy, Inc. .............................................       12,100
                                                                             -----------
                                                                                 133,480
                                                                             -----------
            ELECTRONICS - 1.7%
   9,709    Agere Systems, Inc. - Class B* ................................       13,593
   1,000    Intel Corp. ...................................................       15,570
   4,600    Micron Technology, Inc.* ......................................       44,804
   7,700    National Semiconductor Corp.* .................................      115,577
                                                                             -----------
                                                                                 189,544
                                                                             -----------
            ENTERTAINMENT & LEISURE - 3.6%
  20,913    Liberty Media Corp. - Class A* ................................      186,962
   9,500    News Corp. Ltd. - ADR .........................................      215,175
                                                                             -----------
                                                                                 402,137
                                                                             -----------
            FINANCIAL SERVICES - 10.0%
   6,900    Equity Office Properties Trust ................................      172,362
   2,200    Freddie Mac ...................................................      129,910
   2,100    Goldman Sachs Group, Inc. .....................................      143,010
   6,600    JP Morgan Chase & Co. .........................................      158,400
   4,700    Merrill Lynch & Co. ...........................................      178,365
   4,500    Morgan Stanley ................................................      179,640
   8,900    Waddell & Reed Financial, Inc. - Class A ......................      175,063
                                                                             -----------
                                                                               1,136,750
                                                                             -----------
            FOREST PRODUCTS & PAPER - 3.0%
   4,200    International Paper Co. .......................................      146,874
   4,000    Kimberly-Clark Corp. ..........................................      189,880
                                                                             -----------
                                                                                 336,754
                                                                             -----------
            HEALTH CARE PROVIDERS - 2.3%
   3,900    HCA - The Healthcare Co. ......................................      161,850
   5,700    Tenet Healthcare Corp.* .......................................       93,480
                                                                             -----------
                                                                                 255,330
                                                                             -----------
            HEAVY MACHINERY - 1.4%
   2,600    United Technologies Corp. .....................................      161,044
                                                                             -----------

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS - 1.0%
   2,500    Fortune Brands, Inc. ..........................................  $   116,275
                                                                             -----------
            INSURANCE - 5.1%
   3,300    American International Group ..................................      190,905
   1,700    Hartford Financial Services Group .............................       77,231
   3,800    St. Paul Cos. .................................................      129,390
   2,400    XL Capital Ltd. - Class A .....................................      185,400
                                                                             -----------
                                                                                 582,926
                                                                             -----------
            LODGING - 1.2%
   4,100    MGM Mirage, Inc.* .............................................      135,177
                                                                             -----------
            MEDIA - BROADCASTING & PUBLISHING - 1.7%
   4,561    Comcast Corp - Class A* .......................................      107,503
   3,600    Comcast Corp - Special Class A* ...............................       81,324
                                                                             -----------
                                                                                 188,827
                                                                             -----------
            METALS - 1.6%
   7,900    Alcoa, Inc. ...................................................      179,962
                                                                             -----------
            OIL & GAS - 9.6%
   3,200    BP Plc - ADR ..................................................      130,080
   3,700    Burlington Resources, Inc. ....................................      157,805
   2,100    ChevronTexaco Corp. ...........................................      139,608
   3,000    ConocoPhillips ................................................      145,170
   3,600    Marathon Oil Corp. ............................................       76,644
   3,500    Royal Dutch Petroleum Co. .....................................      154,070
   2,200    Total Fina SA - ADR ...........................................      157,300
   5,700    Transocean Sedco Forex, Inc. ..................................      132,240
                                                                             -----------
                                                                               1,092,917
                                                                             -----------
            PHARMACEUTICALS - 6.1%
   5,100    Pfizer, Inc. ..................................................      155,907
   3,900    Pharmacia Corp. ...............................................      163,020
   9,300    Schering-Plough Corp. .........................................      206,460
   4,500    Wyeth .........................................................      168,300
                                                                             -----------
                                                                                 693,687
                                                                             -----------
            RESTAURANTS - 1.5%
  10,400    McDonald's Corp. ..............................................      167,232
                                                                             -----------
            RETAILERS - 3.6%
   3,900    Costco Wholesale Corp.* .......................................      109,434
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            RETAILERS (CONTINUED)
   4,700    Federated Department Stores* ..................................  $   135,172
   5,600    Target Corp. ..................................................      168,000
                                                                             -----------
                                                                                 412,606
                                                                             -----------
            TELEPHONE SYSTEMS - 5.6%
   2,820    AT&T Corp. ....................................................       73,630
  31,200    AT&T Wireless Services, Inc.* .................................      176,280
   4,800    SBC Communications, Inc. ......................................      130,128
   6,700    Verizon Communications ........................................      259,625
                                                                             -----------
                                                                                 639,663
                                                                             -----------
            TOTAL COMMON STOCKS
              (Cost $12,636,419) ..........................................  $10,933,590
                                                                             -----------

  PAR
 VALUE
 -----

            DEBT OBLIGATIONS - 0.3%
            CORPORATE DEBT - 0.3%
            Charter Communications Inc., 5.75%, due 10/15/05
 129,000      (Cost $70,002) ..............................................  $    28,380
                                                                             -----------

 SHARES
 ------

            PREFERRED STOCK - 0.6%
            Ford Motor Co. Capital Trust II, 6.5%, due 01/30/32
   1,800      (Cost $88,166) ..............................................  $    73,530
                                                                             -----------

            TOTAL INVESTMENTS - 97.4%
              (Cost $12,794,587) ..........................................   11,035,500
            Other Assets and Liabilities (net) - 2.6% .....................      290,328
                                                                             -----------
            TOTAL NET ASSETS - 100.0% .....................................  $11,325,828
                                                                             ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 97.1%
            ADVERTISING - 5.1%
  11,900    Interpublic Group Cos., Inc. ..................................  $  167,552
   3,550    Omnicom Group .................................................     229,330
                                                                             ----------
                                                                                396,882
                                                                             ----------
            AEROSPACE & DEFENSE - 1.1%
   3,500    Honeywell International, Inc. .................................      84,000
                                                                             ----------
            APPAREL RETAILERS - 3.1%
  15,550    Gap, Inc. .....................................................     241,336
                                                                             ----------
            BANKING - 6.3%
   2,500    Bank of America Corp. .........................................     173,925
   6,750    Bank of New York Co., Inc. ....................................     161,730
   4,350    Bank One Corp. ................................................     158,992
                                                                             ----------
                                                                                494,647
                                                                             ----------
            BEVERAGES, FOOD & TOBACCO - 1.1%
   3,750    Safeway, Inc.* ................................................      87,600
                                                                             ----------
            COMMERCIAL SERVICES - 7.8%
   8,000    Cendant Corp.* ................................................      83,840
   5,400    H&R Block, Inc. ...............................................     217,080
   4,000    Robert Half International, Inc.* ..............................      64,440
  10,650    Waste Management, Inc. ........................................     244,098
                                                                             ----------
                                                                                609,458
                                                                             ----------
            COMMUNICATIONS - 2.1%
   4,450    Koninklijke (Royal) Philips Electronics NV - ADR ..............      78,676
   9,600    Motorola, Inc. ................................................      83,040
                                                                             ----------
                                                                                161,716
                                                                             ----------
            DATA PROCESSING AND PREPARATION - 6.4%
  10,200    Ceridian Corp.* ...............................................     147,084
   5,600    First Data Corp. ..............................................     198,296
   9,500    IMS Health, Inc. ..............................................     152,000
                                                                             ----------
                                                                                497,380
                                                                             ----------
            ELECTRIC UTILITIES - 2.6%
   6,150    Duke Energy Corp. .............................................     120,171
   6,100    PG&E Corp.* ...................................................      84,790
                                                                             ----------
                                                                                204,961
                                                                             ----------
            ELECTRONICS - 1.8%
   4,900    Novellus Systems, Inc.* .......................................     137,592
                                                                             ----------
                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            ENTERTAINMENT & LEISURE - 3.3%
   8,500    Disney (Walt) Co. .............................................  $  138,635
   6,300    Mattel, Inc. ..................................................     120,645
                                                                             ----------
                                                                                259,280
                                                                             ----------
            FINANCIAL SERVICES - 13.7%
   5,900    Citigroup, Inc. ...............................................     207,621
   3,650    Freddie Mac ...................................................     215,532
   8,090    JP Morgan Chase & Co. .........................................     194,160
   4,950    Merrill Lynch & Co. ...........................................     187,852
   4,200    Morgan Stanley ................................................     167,664
   7,790    Stilwell Financial, Inc. ......................................     101,815
                                                                             ----------
                                                                              1,074,644
                                                                             ----------
            FOOD RETAILERS - 2.4%
  12,350    Kroger Co.* ...................................................     190,807
                                                                             ----------
            HEALTH CARE PROVIDERS - 1.5%
   1,400    UnitedHealth Group, Inc. ......................................     116,900
                                                                             ----------
            HEAVY MACHINERY - 5.3%
   2,400    American Standard Cos.* .......................................     170,736
   8,650    Applied Materials, Inc.* ......................................     112,710
   2,900    Parker Hannifin Corp. .........................................     133,777
                                                                             ----------
                                                                                417,223
                                                                             ----------
            INDUSTRIAL - DIVERSIFIED - 4.0%
  18,400    Tyco International Ltd. .......................................     314,272
                                                                             ----------
            INSURANCE - 6.0%
   6,350    ACE Ltd. ......................................................     186,309
   1,900    MGIC Investment Corp. .........................................      78,470
   3,050    Radian Group, Inc. ............................................     113,308
   5,450    UnumProvident Corp. ...........................................      95,593
                                                                             ----------
                                                                                473,680
                                                                             ----------
            LODGING - 1.6%
   5,250    Starwood Hotels & Resorts World ...............................     124,635
                                                                             ----------
            MEDICAL SUPPLIES - 2.2%
   8,050    Waters Corp.* .................................................     175,329
                                                                             ----------
            METALS - 2.0%
   7,350    Masco Corp. ...................................................     154,718
                                                                             ----------
            OIL & GAS - 9.4%
   7,850    Ensco International, Inc. .....................................     231,183
   4,100    Nabors Industries Ltd.* .......................................     144,607

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

                                                                               VALUE
 SHARES                                                                      (NOTE 1)
 ------                                                                      --------
            COMMON STOCKS (CONTINUED)
            OIL & GAS (CONTINUED)
   7,050    Transocean Sedco Forex, Inc. ..................................  $  163,560
   4,900    Weatherford International Ltd.* ...............................     195,657
                                                                             ----------
                                                                                735,007
                                                                             ----------
            PHARMACEUTICALS - 3.7%
   4,650    McKesson Corp. ................................................     125,690
   4,400    Wyeth .........................................................     164,560
                                                                             ----------
                                                                                290,250
                                                                             ----------
            PREPACKAGED SOFTWARE - 2.8%
  16,300    Computer Associates International, Inc. .......................     220,050
                                                                             ----------
            RETAILERS - 1.8%
   4,750    Target Corp. ..................................................     142,500
                                                                             ----------

            TOTAL INVESTMENTS - 97.1%
              (Cost $8,619,392) ...........................................   7,604,867
            Other Assets and Liabilities
              (net) - 2.9% ................................................     226,028
                                                                             ----------
            TOTAL NET ASSETS - 100.0% .....................................  $7,830,895
                                                                             ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            COMMON STOCKS - 67.4%
            BANKING - 5.1%
     5,000  Bank of New York Co., Inc. ....................................  $   119,800
    12,000  CIT Group, Inc. ...............................................      235,200
     1,800  Fannie Mae ....................................................      115,794
    10,000  Fleet Boston Financial Corp. ..................................      243,000
                                                                             -----------
                                                                                 713,794
                                                                             -----------
            COMMUNICATIONS - 1.6%
     8,650  Echostar Communications Corp. - Class A* ......................      192,549
    15,000  JDS Uniphase Corp.* ...........................................       37,050
                                                                             -----------
                                                                                 229,599
                                                                             -----------
            COMPUTER SOFTWARE & PROCESSING - 2.3%
    18,000  Electronic Data Systems Corp. .................................      331,740
                                                                             -----------
            COMPUTERS & INFORMATION - 6.4%
    21,300  Cisco Systems, Inc.* ..........................................      279,030
   100,900  EMC Corp.* ....................................................      619,526
                                                                             -----------
                                                                                 898,556
                                                                             -----------
            DATA PROCESSING AND PREPARATION - 1.0%
     9,100  IMS Health, Inc. ..............................................      145,600
                                                                             -----------
            ELECTRIC UTILITIES - 3.6%
     5,950  Exelon Corp. ..................................................      313,981
     7,050  NiSource, Inc. ................................................      141,000
     2,900  TXU Corp. .....................................................       54,172
                                                                             -----------
                                                                                 509,153
                                                                             -----------
            ELECTRONICS - 6.7%
    38,700  Flextronics International Ltd.* ...............................      316,953
    58,300  General Motors Corp. - Class H* ...............................      623,810
                                                                             -----------
                                                                                 940,763
                                                                             -----------
            FINANCIAL SERVICES - 16.0%
    13,600  Citigroup, Inc. ...............................................      478,584
     3,000  Countrywide Credit Industries, Inc. ...........................      154,950
    12,100  Freddie Mac ...................................................      714,505
    21,200  Household International, Inc. .................................      589,572
     6,200  JP Morgan Chase & Co. .........................................      148,800
     4,600  Merrill Lynch & Co. ...........................................      174,570
                                                                             -----------
                                                                               2,260,981
                                                                             -----------
            HEALTH CARE PROVIDERS - 1.8%
    15,100  Tenet Healthcare Corp.* .......................................      247,640
                                                                             -----------
                                                                                VALUE
  SHARES                                                                      (NOTE 1)
  ------                                                                      --------
            HEAVY MACHINERY - 2.2%
    23,800  Applied Materials, Inc.* ......................................  $   310,114
                                                                             -----------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
     3,100  General Electric Co. ..........................................       75,485
                                                                             -----------
            INDUSTRIAL - DIVERSIFIED - 1.8%
    14,900  Tyco International Ltd. .......................................      254,492
                                                                             -----------
            INSURANCE - 2.6%
    10,600  John Hancock Financial Services ...............................      295,740
     4,400  UnumProvident Corp. ...........................................       77,176
                                                                             -----------
                                                                                 372,916
                                                                             -----------
            MEDIA - BROADCASTING & PUBLISHING - 1.6%
     5,900  Clear Channel Communications* .................................      220,011
                                                                             -----------
            METALS - 3.8%
    18,300  Alcan, Inc. ...................................................      540,216
                                                                             -----------
            OIL & GAS - 4.3%
     6,000  Anadarko Petroleum Corp. ......................................      287,400
     3,000  ConocoPhillips ................................................      145,170
     7,500  Transocean Sedco Forex, Inc. ..................................      174,000
                                                                             -----------
                                                                                 606,570
                                                                             -----------
            PHARMACEUTICALS - 3.4%
    13,300  Bristol-Myers Squibb Co. ......................................      307,895
     5,700  Pfizer, Inc. ..................................................      174,249
                                                                             -----------
                                                                                 482,144
                                                                             -----------
            RETAILERS - 1.9%
    22,600  Dollar General Corp. ..........................................      270,070
                                                                             -----------
            TRANSPORTATION - 0.8%
     4,400  Carnival Corp. ................................................      109,780
                                                                             -----------
            TOTAL COMMON STOCKS
              (Cost $9,977,009) ...........................................  $ 9,519,624
                                                                             -----------

   PAR
  VALUE
  -----

            DEBT OBLIGATIONS - 29.9%
            CORPORATE DEBT - 17.1%
   160,000  AOL Time Warner, Inc., 7.625%, due 04/15/31 ...................      165,026
   250,000  AOL Time Warner, Inc., 7.7%, due 05/01/32 .....................      261,113
   275,000  Conseco Finance Trust III, 8.796%, due 04/01/27 ...............        2,750

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002

   PAR                                                                          VALUE
  VALUE                                                                       (NOTE 1)
  -----                                                                       --------

            DEBT OBLIGATIONS (CONTINUED)
            CORPORATE DEBT (CONTINUED)
   125,000  Duke Energy Field Services LLC, 7.875%, due 08/16/10 ..........  $   132,518
   125,000  FirstEnergy Corp., 5.5%, due 11/15/06 .........................      125,836
   100,000  Ford Motor Co., 7.45%, due 07/16/31 ...........................       87,221
   115,000  General Electric Capital Corp., 6%, due 06/15/12 ..............      124,388
   125,000  General Motors Acceptance Corp., 6.75%, due 01/15/06 ..........      129,541
   125,000  Household Finance Corp., 7%, due 05/15/12 .....................      137,149
   125,000  National Rural Utilities, 6%, due 05/15/06 ....................      136,468
   200,000  Qwest Corp. 144A, 8.875%, due 03/15/12 ........................      195,000
   125,000  Sears Roebuck Acceptance Corp., 6.7%, due 04/15/12 ............      118,852
    80,000  Sprint Capital Corp., 8.375%, due 03/15/12 ....................       79,751
   120,000  Sprint Capital Corp., 8.75%, due 03/15/32 .....................      114,347
    60,000  Tenet Healthcare Corp., 5%, due 07/01/07 ......................       54,364
    60,000  Tenet Healthcare Corp., 6.5%, due 06/01/12 ....................       54,411
    25,000  Tenet Healthcare Corp., 6.875%, due 11/15/31 ..................       21,448
   200,000  Textron Financial Corp., 7.125%, due 12/09/04 .................      214,133
   135,000  Verizon Global Funding Corp., 7.75%, due 12/01/30 .............      157,804
    85,000  Verizon Global Funding Corp., 7.75%, due 06/15/32 .............      100,016
                                                                             -----------
                                                                               2,412,136
                                                                             -----------
   PAR                                                                          VALUE
  VALUE                                                                       (NOTE 1)
  -----                                                                       --------

            U.S. GOVERNMENT - 12.8%
   125,000  Fannie Mae, 6.25%, due 02/01/11 ...............................  $   140,111
   229,804  U.S. Treasury Inflation Indexed Bond, 3.375%, due 04/15/32* ...      265,172
   474,195  U.S. Treasury Inflation Indexed Bond, 3.875%, due 04/15/29* ...      580,001
   125,000  U.S. Treasury Note, 3.5%, due 11/15/06 ........................      130,117
   650,000  U.S. Treasury Note, 5.875%, due 11/15/04 ......................      702,229
                                                                             -----------
                                                                               1,817,630
                                                                             -----------
            TOTAL DEBT OBLIGATIONS
              (Cost $4,041,112) ...........................................  $ 4,229,766
                                                                             -----------

            TOTAL INVESTMENTS - 97.3%
              (Cost $14,018,121) ..........................................   13,749,390
            Other Assets and Liabilities
              (net) - 2.7% ................................................      386,277
                                                                             -----------
            TOTAL NET ASSETS - 100.0% .....................................  $14,135,667
                                                                             ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the securities were valued at $195,000 or 1.4% of net assets.
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                            EMERGING
                             GROWTH     AGGRESSIVE     CAPITAL       FOCUSED    DIVERSIFIED    MID CAP
                             EQUITY       GROWTH     APPRECIATION    EQUITY       MID-CAP       VALUE
                              FUND         FUND          FUND         FUND         FUND         FUND
                           -----------  -----------  ------------  -----------  -----------  -----------
ASSETS:
  Investments, at value
    (Note 1)*............  $ 4,630,580  $ 3,726,682   $2,793,152   $ 5,399,390  $5,505,848   $10,222,239
  Cash...................      338,603      486,085      564,263       425,034      61,378       761,576
  Receivable from:
    Securities sold......       18,198        4,647           --       262,106      14,393            --
    Capital stock
      subscriptions......        6,064           --          589           489          --         8,904
    Dividends and
      Interest...........          164          642        1,130         6,008       7,511        20,483
    Manager (Note 2).....       11,846       16,535        9,527        12,033       7,721         7,567
    Broker (Note 2)......           --          601           --         2,383         157         1,530
    Daily variation
      margin on open
      financial futures
      contracts..........           --           --           --            --          --            --
  Prepaid insurance......        1,199          834          709         1,473       1,268         2,233
                           -----------  -----------   ----------   -----------  ----------   -----------
      Total assets.......    5,006,654    4,236,026    3,369,370     6,108,916   5,598,276    11,024,532
                           -----------  -----------   ----------   -----------  ----------   -----------
LIABILITIES:
  Payable for:
    Securities
      purchased..........      183,708           --      117,607       333,425      28,166       354,895
    Capital stock
      subscriptions......           --        5,723           --            --         118            --
  ACCRUED EXPENSES:
    Other................       34,895       32,881       27,658        35,048      32,975        39,977
                           -----------  -----------   ----------   -----------  ----------   -----------
      Total
        liabilities......      218,603       38,604      145,265       368,473      61,259       394,872
                           -----------  -----------   ----------   -----------  ----------   -----------
NET ASSETS...............  $ 4,788,051  $ 4,197,422   $3,224,105   $ 5,740,443  $5,537,017   $10,629,660
                           ===========  ===========   ==========   ===========  ==========   ===========
NET ASSETS CONSIST OF:
  Paid-in capital........  $10,869,975  $ 5,373,198   $4,253,004   $ 9,575,168  $6,500,641   $10,908,900
  Undistributed net
    investment income
    (loss)...............           --           --           --            --         343           141
  Accumulated net
    realized gain (loss)
    on investments.......   (5,733,231)  (1,143,499)    (754,978)   (3,612,270)   (460,154)     (542,938)
  Net unrealized
    appreciation
    (depreciation) on
    investments..........     (348,693)     (32,277)    (273,921)     (222,455)   (503,813)      263,557
                           -----------  -----------   ----------   -----------  ----------   -----------
NET ASSETS...............  $ 4,788,051  $ 4,197,422   $3,224,105   $ 5,740,443  $5,537,017   $10,629,660
                           ===========  ===========   ==========   ===========  ==========   ===========
SHARES OUTSTANDING.......    1,011,513      655,142      459,027       948,147     683,616     1,079,054
                           ===========  ===========   ==========   ===========  ==========   ===========
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION
  PRICE PER SHARE........  $      4.73  $      6.41   $     7.02   $      6.05  $     8.10   $      9.85
                           ===========  ===========   ==========   ===========  ==========   ===========
*Cost of investments.....  $ 4,979,273  $ 3,758,959   $3,067,073   $ 5,621,845  $6,009,661   $ 9,958,682

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                             GROWTH        BLUE     DISCIPLINED     VALUE        BASIC
                             EQUITY        CHIP       EQUITY       EQUITY        VALUE      BALANCED
                              FUND         FUND        FUND         FUND         FUND         FUND
                           -----------  ----------  -----------  -----------  -----------  -----------
ASSETS:
  Investments, at value
    (Note 1)*............  $ 8,285,811  $4,301,851  $10,897,729  $11,035,500  $ 7,604,867  $13,749,390
  Cash...................      217,560     237,103        1,843      249,903      401,420      379,913
  Receivable from:
    Securities sold......           --       4,103       23,752       31,280       18,720      173,393
    Capital stock
      subscriptions......       17,518       4,205        8,138       15,040           --           --
    Dividends and
      Interest...........       10,554       3,347       18,764       27,069       11,825       71,205
    Manager (Note 2).....        5,724      10,986       10,461        5,059        9,715        2,182
    Broker (Note 2)......          756         256            2           --          437        2,052
    Daily variation
      margin on open
      financial futures
      contracts..........           --         210           --           --           --           --
  Prepaid insurance......        2,007         973        2,666        2,722        1,591        3,138
                           -----------  ----------  -----------  -----------  -----------  -----------
      Total assets.......    8,539,930   4,563,034   10,963,355   11,366,573    8,048,575   14,381,273
                           -----------  ----------  -----------  -----------  -----------  -----------
LIABILITIES:
  Payable for:
    Securities
      purchased..........      235,388          --        7,690           --      177,576      104,311
    Capital stock
      subscriptions......           --          --           --           --        1,286       97,893
  ACCRUED EXPENSES:
    Other................       34,413      31,713       44,548       40,745       38,818       43,402
                           -----------  ----------  -----------  -----------  -----------  -----------
      Total
        liabilities......      269,801      31,713       52,238       40,745      217,680      245,606
                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS...............  $ 8,270,129  $4,531,321  $10,911,117  $11,325,828  $ 7,830,895  $14,135,667
                           ===========  ==========  ===========  ===========  ===========  ===========
NET ASSETS CONSIST OF:
  Paid-in capital........  $11,890,900  $5,689,411  $16,180,072  $14,160,773  $ 9,347,496  $17,040,411
  Undistributed net
    investment income
    (loss)...............        2,554          --          201       95,914           --      119,716
  Accumulated net
    realized gain (loss)
    on investments.......   (1,481,317)   (515,057)  (3,392,575)  (1,171,772)    (502,076)  (2,755,729)
  Net unrealized
    appreciation
    (depreciation) on
    investments..........   (2,142,008)   (643,033)  (1,876,581)  (1,759,087)  (1,014,525)    (268,731)
                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS...............  $ 8,270,129  $4,531,321  $10,911,117  $11,325,828  $ 7,830,895  $14,135,667
                           ===========  ==========  ===========  ===========  ===========  ===========
SHARES OUTSTANDING.......    1,197,434     638,495    1,707,583    1,372,311    1,038,518    1,762,318
                           ===========  ==========  ===========  ===========  ===========  ===========
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION
  PRICE PER SHARE........  $      6.91  $     7.10  $      6.39  $      8.25  $      7.54  $      8.02
                           ===========  ==========  ===========  ===========  ===========  ===========
*Cost of investments.....  $10,427,819  $4,942,423  $12,774,310  $12,794,587  $ 8,619,392  $14,018,121

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             EMERGING     AGGRESSIVE     CAPITAL       FOCUSED    DIVERSIFIED   MID CAP
                           GROWTH EQUITY    GROWTH     APPRECIATION    EQUITY       MID-CAP      VALUE
                               FUND          FUND          FUND         FUND         FUND        FUND
                           -------------  -----------  ------------  -----------  -----------  ---------
INVESTMENT INCOME:
  Interest...............   $     2,585   $     1,936  $     3,102   $     3,962   $     942   $   4,167
  Dividends*.............         1,552         9,997       10,566        60,997      57,453      89,678
                            -----------   -----------  -----------   -----------   ---------   ---------
    Total investment
      income.............         4,137        11,933       13,668        64,959      58,395      93,845
                            -----------   -----------  -----------   -----------   ---------   ---------
EXPENSES:
  Investment management
    fee (Note 2).........        59,156        27,590       26,596        61,444      39,634      52,850
  Custody and
    administration
    fees.................       185,147       172,220      144,674       171,251     155,446     145,874
  Audit fees.............        12,514        12,275       12,884        14,047      17,773      23,206
  Legal fees.............         5,405         2,564        2,845         6,687       3,905       4,759
  Trustees' fees.........         4,526         2,294        2,353         5,200       3,486       4,840
  Printing fees..........         1,904         3,066          909         3,944       1,857       2,172
  Insurance..............         2,075           870          897         2,149       1,163       1,388
  Other..................            36             7           51            59          88         123
                            -----------   -----------  -----------   -----------   ---------   ---------
    Total Expenses.......       270,763       220,886      191,209       264,781     223,352     235,212
  Expenses
    waived/reimbursed by
    the Manager (Note
    2)...................      (194,705)     (183,982)    (155,748)     (181,552)   (170,036)   (162,178)
  Less reductions (Note
    2)...................            --          (601)          --        (2,383)       (472)     (1,530)
                            -----------   -----------  -----------   -----------   ---------   ---------
    Total waivers and
      reductions.........      (194,705)     (184,583)    (155,748)     (183,935)   (170,508)   (163,708)
                            -----------   -----------  -----------   -----------   ---------   ---------
  Net operating
    expenses.............        76,058        36,303       35,461        80,846      52,844      71,504
                            -----------   -----------  -----------   -----------   ---------   ---------
NET INVESTMENT INCOME
  (LOSS).................       (71,921)      (24,370)     (21,793)      (15,887)      5,551      22,341
                            -----------   -----------  -----------   -----------   ---------   ---------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......    (2,204,623)     (805,062)    (686,704)   (2,050,599)   (366,912)   (514,618)
    Financial futures
      contracts..........            --            --           --            --          --          --
                            -----------   -----------  -----------   -----------   ---------   ---------
    Net realized gain
      (loss).............    (2,204,623)     (805,062)    (686,704)   (2,050,599)   (366,912)   (514,618)
                            -----------   -----------  -----------   -----------   ---------   ---------
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........      (961,405)     (226,754)    (308,479)     (265,405)   (629,664)     61,820
    Financial futures
      contracts..........            --            --           --            --          --          --
                            -----------   -----------  -----------   -----------   ---------   ---------
    Net change in
      unrealized
      appreciation
      (depreciation).....      (961,405)     (226,754)    (308,479)     (265,405)   (629,664)     61,820
                            -----------   -----------  -----------   -----------   ---------   ---------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................    (3,166,028)   (1,031,816)    (995,183)   (2,316,004)   (996,576)   (452,798)
                            -----------   -----------  -----------   -----------   ---------   ---------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $(3,237,949)  $(1,056,186) $(1,016,976)  $(2,331,891)  $(991,025)  $(430,457)
                            ===========   ===========  ===========   ===========   =========   =========
    *Net of foreign taxes
      withheld of:.......   $        11   $        --  $       109   $        --   $      62   $     360

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             GROWTH        BLUE      DISCIPLINED     VALUE        BASIC
                             EQUITY        CHIP        EQUITY       EQUITY        VALUE      BALANCED
                              FUND         FUND         FUND         FUND         FUND         FUND
                           -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
  Interest...............  $     2,038  $     1,817  $      743   $    14,962  $     2,620  $   237,552
  Dividends*.............       98,170       38,780     166,752       199,110       60,714      131,795
                           -----------  -----------  -----------  -----------  -----------  -----------
    Total investment
      income.............      100,208       40,597     167,495       214,072       63,334      369,347
                           -----------  -----------  -----------  -----------  -----------  -----------
EXPENSES:
  Investment management
    fee (Note 2).........       69,868       32,051      82,038        85,933       47,673       95,230
  Custody and
    administration
    fees.................      150,671      154,852     172,604       154,012      157,770      155,129
  Audit fees.............       17,028       14,758      21,844        21,485       20,589       23,403
  Legal fees.............        7,472        3,205      11,012         9,572        4,419       10,309
  Trustees' fees.........        6,571        2,816       8,746         8,554        4,149        9,417
  Printing fees..........        3,890        1,019       3,481         3,348        1,426        3,597
  Insurance..............        2,683          921       3,724         3,298        1,141        3,668
  Other..................          161           47         320           292          115          321
                           -----------  -----------  -----------  -----------  -----------  -----------
    Total Expenses.......      258,344      209,669     303,769       286,494      237,282      301,074
  Expenses
    waived/reimbursed by
    the Manager (Note
    2)...................     (163,060)    (166,677)   (188,913)     (168,336)    (173,281)    (168,080)
  Less reductions (Note
    2)...................         (756)        (256)         (2)           --         (437)      (2,052)
                           -----------  -----------  -----------  -----------  -----------  -----------
    Total waivers and
      reductions.........     (163,816)    (166,933)   (188,915)     (168,336)    (173,718)    (170,132)
                           -----------  -----------  -----------  -----------  -----------  -----------
  Net operating
    expenses.............       94,528       42,736     114,854       118,158       63,564      130,942
                           -----------  -----------  -----------  -----------  -----------  -----------
NET INVESTMENT INCOME
  (LOSS).................        5,680       (2,139)     52,641        95,914         (230)     238,405
                           -----------  -----------  -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss)
    Investment
      transactions.......     (842,626)    (465,436) (1,886,515)     (975,252)    (387,341)  (2,676,501)
    Financial futures
      contracts..........           --        8,244          --            --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------
    Net realized gain
      (loss).............     (842,626)    (457,192) (1,886,515)     (975,252)    (387,341)  (2,676,501)
                           -----------  -----------  -----------  -----------  -----------  -----------
  Net change in
    unrealized
    appreciation
    (depreciation)
    Investments..........   (1,524,859)    (608,272) (1,408,665)   (1,879,556)  (1,064,152)      82,901
    Financial futures
      contracts..........           --       (2,461)         --            --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------
    Net change in
      unrealized
      appreciation
      (depreciation).....   (1,524,859)    (610,733) (1,408,665)   (1,879,556)  (1,064,152)      82,901
                           -----------  -----------  -----------  -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................   (2,367,485)  (1,067,925) (3,295,180)   (2,854,808)  (1,451,493)  (2,593,600)
                           -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(2,361,805) $(1,070,064) $(3,242,539) $(2,758,894) $(1,451,723) $(2,355,195)
                           ===========  ===========  ===========  ===========  ===========  ===========
    *Net of foreign taxes
      withheld of:.......  $       331  $        62  $      230   $     1,403  $        96  $       420

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                EMERGING GROWTH                AGGRESSIVE                   CAPITAL
                                  EQUITY FUND                 GROWTH FUND              APPRECIATION FUND
                           --------------------------  --------------------------  --------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               2002          2001          2002        2001(A)         2002        2001(A)
                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $   (71,921)  $   (77,566)  $   (24,370)   $   (7,347)  $   (21,793)   $   (7,013)
    Net realized gain
      (loss).............   (2,204,623)   (3,187,901)     (805,062)     (338,555)     (686,704)      (68,274)
    Net change in
      unrealized
      appreciation
      (depreciation).....     (961,405)    1,721,037      (226,754)      194,477      (308,479)       34,558
                           -----------   -----------   -----------    ----------   -----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....   (3,237,949)   (1,544,430)   (1,056,186)     (151,425)   (1,016,976)      (40,729)
                           -----------   -----------   -----------    ----------   -----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............           --            --            --            --            --            --
    From net realized
      capital gains......           --        (2,118)           --            --            --            --
                           -----------   -----------   -----------    ----------   -----------    ----------
        Total
          distributions
          to
          shareholders...           --        (2,118)           --            --            --            --
                           -----------   -----------   -----------    ----------   -----------    ----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............    1,516,146     1,008,029     7,427,322     2,685,416     1,294,218     3,089,524
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......           --         2,118            --            --            --            --
    Cost of shares
      repurchased........     (914,400)     (754,448)   (4,707,575)         (130)      (99,350)       (2,582)
                           -----------   -----------   -----------    ----------   -----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......      601,746       255,699     2,719,747     2,685,286     1,194,868     3,086,942
                           -----------   -----------   -----------    ----------   -----------    ----------
TOTAL CHANGE IN NET
  ASSETS.................   (2,636,203)   (1,290,849)    1,663,561     2,533,861       177,892     3,046,213
NET ASSETS:
    Beginning of year....    7,424,254     8,715,103     2,533,861            --     3,046,213            --
                           -----------   -----------   -----------    ----------   -----------    ----------
    End of year*.........  $ 4,788,051   $ 7,424,254   $ 4,197,422    $2,533,861   $ 3,224,105    $3,046,213
                           ===========   ===========   ===========    ==========   ===========    ==========
    *Including
      undistributed net
      investment income
      (loss),
      (distributions in
      excess of net
      investment income)
      of:................  $        --   $        --   $        --    $       --   $        --    $       --

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                    FOCUSED                   DIVERSIFIED                   MID CAP
                                  EQUITY FUND                 MID-CAP FUND                 VALUE FUND
                           --------------------------  --------------------------  --------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               2002          2001          2002        2001(A)         2002        2001(A)
                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $   (15,887)  $   (31,980)   $    5,551    $    1,577   $    22,341    $    9,577
    Net realized gain
      (loss).............   (2,050,599)   (1,454,413)     (366,912)      (93,810)     (514,618)      (28,351)
    Net change in
      unrealized
      appreciation
      (depreciation).....     (265,405)      319,784      (629,664)      125,851        61,820       201,737
                           -----------   -----------    ----------    ----------   -----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....   (2,331,891)   (1,166,609)     (991,025)       33,618      (430,457)      182,963
                           -----------   -----------    ----------    ----------   -----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............           --            --        (5,208)       (2,128)      (22,169)       (9,650)
    From net realized
      capital gains......           --        (4,583)           --            --            --            --
                           -----------   -----------    ----------    ----------   -----------    ----------
        Total
          distributions
          to
          shareholders...           --        (4,583)       (5,208)       (2,128)      (22,169)       (9,650)
                           -----------   -----------    ----------    ----------   -----------    ----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............    1,630,832     1,316,869     3,727,979     3,232,632     9,464,054     2,625,506
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......           --         4,583         5,208         2,128        22,169         9,650
    Cost of shares
      repurchased........   (1,113,529)     (241,509)     (461,311)       (4,876)   (1,210,727)       (1,679)
                           -----------   -----------    ----------    ----------   -----------    ----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......      517,303     1,079,943     3,271,876     3,229,884     8,275,496     2,633,477
                           -----------   -----------    ----------    ----------   -----------    ----------
TOTAL CHANGE IN NET
  ASSETS.................   (1,814,588)      (91,249)    2,275,643     3,261,374     7,822,870     2,806,790
NET ASSETS:
    Beginning of year....    7,555,031     7,646,280     3,261,374            --     2,806,790            --
                           -----------   -----------    ----------    ----------   -----------    ----------
    End of year*.........  $ 5,740,443   $ 7,555,031    $5,537,017    $3,261,374   $10,629,660    $2,806,790
                           ===========   ===========    ==========    ==========   ===========    ==========
    *Including
      undistributed net
      investment income
      (loss),
      (distributions in
      excess of net
      investment income)
      of:................  $        --   $        --    $      343    $      223   $       141    $       --

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                     GROWTH                    BLUE CHIP                  DISCIPLINED
                                  EQUITY FUND                     FUND                    EQUITY FUND
                           --------------------------  --------------------------  --------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED
                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               2002          2001          2002        2001(A)         2002          2001
                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
  Net investment income
    (loss)...............  $     5,680   $    (2,500)  $    (2,139)   $   (2,184)  $    52,641   $    27,523
  Net realized gain
    (loss)...............     (842,626)     (616,955)     (457,192)      (57,865)   (1,886,515)   (1,218,536)
  Net change in
    unrealized
    appreciation
    (depreciation).......   (1,524,859)     (655,061)     (610,733)      (32,300)   (1,408,665)     (289,446)
                           -----------   -----------   -----------    ----------   -----------   -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........   (2,361,805)   (1,274,516)   (1,070,064)      (92,349)   (3,242,539)   (1,480,459)
                           -----------   -----------   -----------    ----------   -----------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............       (3,126)           --            --            --       (52,440)      (27,656)
  From net realized
    capital gains........           --          (296)           --            --            --            --
                           -----------   -----------   -----------    ----------   -----------   -----------
    Total distributions
      to shareholders....       (3,126)         (296)           --            --       (52,440)      (27,656)
                           -----------   -----------   -----------    ----------   -----------   -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
  Proceeds from shares
    sold.................    3,495,475     1,843,285     3,131,504     2,737,243     3,048,934     1,426,116
  Net asset value of
    shares issued to
    shareholders on
    reinvestment of
    distributions........        3,126           296            --            --        52,440        27,656
  Cost of shares
    repurchased..........   (1,512,736)     (377,697)     (146,910)      (28,103)     (515,157)     (333,039)
                           -----------   -----------   -----------    ----------   -----------   -----------
  Net increase (decrease)
    in net assets
    resulting from Fund
    share transactions...    1,985,865     1,465,884     2,984,594     2,709,140     2,586,217     1,120,733
                           -----------   -----------   -----------    ----------   -----------   -----------
TOTAL CHANGE IN NET
  ASSETS.................     (379,066)      191,072     1,914,530     2,616,791      (708,762)     (387,382)
NET ASSETS:
    Beginning of year....    8,649,195     8,458,123     2,616,791            --    11,619,879    12,007,261
                           -----------   -----------   -----------    ----------   -----------   -----------
    End of year*.........  $ 8,270,129   $ 8,649,195   $ 4,531,321    $2,616,791   $10,911,117   $11,619,879
                           ===========   ===========   ===========    ==========   ===========   ===========
    *Including
      undistributed net
      investment income
      (loss),
      (distributions in
      excess of net
      investment income)
      of:................  $     2,554   $        --   $        --    $       --   $       201   $        19

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                     VALUE                       BASIC                      BALANCED
                                  EQUITY FUND                  VALUE FUND                     FUND
                           --------------------------  --------------------------  --------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED
                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               2002          2001          2002        2001(A)         2002          2001
                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment income
      (loss).............  $    95,914   $    50,999   $      (230)   $      252   $   238,405   $   184,486
    Net realized gain
      (loss).............     (975,252)     (184,981)     (387,341)     (114,735)   (2,676,501)      714,594
    Net change in
      unrealized
      appreciation
      (depreciation).....   (1,879,556)     (347,923)   (1,064,152)       49,627        82,901      (782,649)
                           -----------   -----------   -----------    ----------   -----------   -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....   (2,758,894)     (481,905)   (1,451,723)      (64,856)   (2,355,195)      116,431
                           -----------   -----------   -----------    ----------   -----------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............           --       (51,836)           --          (358)     (118,695)     (186,975)
    From net realized
      capital gains......           --      (230,025)           --            --       (75,606)     (540,651)
                           -----------   -----------   -----------    ----------   -----------   -----------
        Total
          distributions
          to
          shareholders...           --      (281,861)           --          (358)     (194,301)     (727,626)
                           -----------   -----------   -----------    ----------   -----------   -----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............    4,648,269     2,951,168     7,307,587     2,911,516     7,458,603     3,029,426
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......           --       281,861            --           358       194,301       727,626
    Cost of shares
      repurchased........     (839,225)     (709,881)     (866,567)       (5,062)   (1,608,117)     (294,918)
                           -----------   -----------   -----------    ----------   -----------   -----------
    Net increase
      (decrease) in net
      assets resulting
      from Fund share
      transactions.......    3,809,044     2,523,148     6,441,020     2,906,812     6,044,787     3,462,134
                           -----------   -----------   -----------    ----------   -----------   -----------
TOTAL CHANGE IN NET
  ASSETS.................    1,050,150     1,759,382     4,989,297     2,841,598     3,495,291     2,850,939
NET ASSETS:
    Beginning of year....   10,275,678     8,516,296     2,841,598            --    10,640,376     7,789,437
                           -----------   -----------   -----------    ----------   -----------   -----------
    End of year*.........  $11,325,828   $10,275,678   $ 7,830,895    $2,841,598   $14,135,667   $10,640,376
                           ===========   ===========   ===========    ==========   ===========   ===========
    *Including
      undistributed net
      investment income
      (loss),
      (distributions in
      excess of net
      investment income)
      of:................  $    95,914   $        --   $        --    $       --   $   119,716   $    (2,489)

(a)  Fund commenced operations on August 14, 2001.

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                            --------------------------------------    DECEMBER 31,
                                               2002          2001          2000         1999(A)
                                            ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  8.14       $  9.89       $ 17.49         $ 10.00
                                             -------       -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........       (0.07)        (0.09)        (0.16)+         (0.03)
    Net realized and unrealized gain
      (loss)............................       (3.34)        (1.66)        (5.06)           7.52
                                             -------       -------       -------         -------
        Total from investment
          operations....................       (3.41)        (1.75)        (5.22)           7.49
                                             -------       -------       -------         -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains.....          --         (0.00)(b)     (2.38)             --
                                             -------       -------       -------         -------
        Total distributions.............          --         (0.00)        (2.38)             --
                                             -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD..........     $  4.73       $  8.14       $  9.89         $ 17.49
                                             =======       =======       =======         =======
TOTAL RETURN............................      (41.89)%      (17.84)%      (30.13)%         74.90%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...     $ 4,788       $ 7,424       $ 8,715         $ 9,119
    Net expenses to average daily net
      assets............................        1.35%         1.35%         1.35%           1.35%**
    Net investment loss to average daily
      net assets........................       (1.27)%       (1.07)%       (0.96)%         (1.04)%**
    Portfolio turnover rate.............         176%          137%          152%             47%
    Without the waiver/reimbursement of
      expenses by the Manager and other
      reductions, the ratio of net
      expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses........................        4.81%         4.10%         3.29%           3.96%**
        Net investment loss.............       (4.73)%       (3.82)%       (2.90)%         (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Distributions from net realized cap gains were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.37        $10.00
                                            -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........      (0.04)        (0.03)+
    Net realized and unrealized gain
     (loss).............................      (2.92)        (0.60)
                                            -------        ------
        Total from investment
        operations......................      (2.96)        (0.63)
                                            -------        ------
NET ASSET VALUE, END OF PERIOD..........    $  6.41        $ 9.37
                                            =======        ======
TOTAL RETURN............................     (31.59)%       (6.30)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 4,197        $2,534
    Net expenses to average daily net
     assets.............................       1.25%         1.25%**
    Net investment loss to average daily
     net assets.........................      (0.84)%       (0.84)%**
    Portfolio turnover rate.............        244%          101%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       7.61%         8.60%**
        Net investment loss.............      (7.20)%       (8.19)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.84        $10.00
                                            -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........      (0.05)        (0.02)+
    Net realized and unrealized gain
     (loss).............................      (2.77)        (0.14)
                                            -------        ------
        Total from investment
        operations......................      (2.82)        (0.16)
                                            -------        ------
NET ASSET VALUE, END OF PERIOD..........    $  7.02        $ 9.84
                                            =======        ======
TOTAL RETURN............................     (28.66)%       (1.60)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 3,224        $3,046
    Net expenses to average daily net
     assets.............................       1.20%         1.20%**
    Net investment loss to average daily
     net assets.........................      (0.74)%       (0.66)%**
    Portfolio turnover rate.............         69%           17%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       6.47%         6.87%**
        Net investment loss.............      (6.01)%       (6.33)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                            --------------------------------------    DECEMBER 31,
                                               2002          2001          2000         1999(A)
                                            ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  8.62       $ 10.20       $ 12.07         $ 10.00
                                             -------       -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........       (0.02)        (0.04)        (0.06)+         (0.01)
    Net realized and unrealized gain
      (loss)............................       (2.55)        (1.53)        (1.36)           2.08
                                             -------       -------       -------         -------
        Total from investment
          operations....................       (2.57)        (1.57)        (1.42)           2.07
                                             -------       -------       -------         -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains.....          --         (0.01)        (0.45)             --
                                             -------       -------       -------         -------
        Total distributions.............          --         (0.01)        (0.45)             --
                                             -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD..........     $  6.05       $  8.62       $ 10.20         $ 12.07
                                             =======       =======       =======         =======
TOTAL RETURN............................      (29.81)%      (15.44)%      (11.82)%         20.70%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...     $ 5,740       $ 7,555       $ 7,646         $ 6,564
    Net expenses to average daily net
      assets............................        1.25%         1.25%         1.25%           1.25%**
    Net investment loss to average daily
      net assets........................       (0.25)%       (0.45)%       (0.50)%         (0.36)%**
    Portfolio turnover rate.............         189%          103%           87%             26%
    Without the waiver/reimbursement of
      expenses by the Manager and other
      reductions, the ratio of net
      expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses........................        4.09%         3.90%         3.68%           4.54%**
        Net investment loss.............       (3.09)%       (3.10)%       (2.93)%         (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.04        $10.00
                                            -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........       0.01          0.01+
    Net realized and unrealized gain
     (loss).............................      (1.94)         0.04
                                            -------        ------
        Total from investment
        operations......................      (1.93)         0.05
                                            -------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........      (0.01)        (0.01)
                                            -------        ------
        Total distributions.............      (0.01)        (0.01)
                                            -------        ------
NET ASSET VALUE, END OF PERIOD..........    $  8.10        $10.04
                                            =======        ======
TOTAL RETURN............................     (19.25)%        0.47%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 5,537        $3,261
    Net expenses to average daily net
     assets.............................       1.20%         1.20%**
    Net investment income to average
     daily net assets...................       0.13%         0.14%**
    Portfolio turnover rate.............        126%           45%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       5.07%         7.19%**
        Net investment loss.............      (3.74)%       (5.85)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.67        $10.00
                                            -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........       0.02          0.04+
    Net realized and unrealized gain
     (loss).............................      (0.82)         0.67
                                            -------        ------
        Total from investment
        operations......................      (0.80)         0.71
                                            -------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........      (0.02)        (0.04)
                                            -------        ------
        Total distributions.............      (0.02)        (0.04)
                                            -------        ------
NET ASSET VALUE, END OF PERIOD..........    $  9.85        $10.67
                                            =======        ======
TOTAL RETURN............................      (7.49)%        7.07%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $10,630        $2,807
    Net expenses to average daily net
     assets.............................       1.15%         1.15%**
    Net investment income to average
     daily net assets...................       0.36%         1.01%**
    Portfolio turnover rate.............         70%           33%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       3.78%         7.18%**
        Net investment loss.............      (2.27)%       (5.02)%**

(a)  Fund commenced operations on August 14, 2001.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                --------------------------------------    DECEMBER 31,
                                   2002          2001          2000         1999(A)
                                ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $  9.13       $ 10.66        $12.07         $10.00
                                 -------       -------        ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)..................      0.00(b)      (0.00)(b)     (0.01)         (0.00)(b)
    Net realized and
      unrealized gain
      (loss)..................     (2.22)        (1.53)        (1.00)          2.08
                                 -------       -------        ------         ------
        Total from investment
          operations..........     (2.22)        (1.53)        (1.01)          2.08
                                 -------       -------        ------         ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..................     (0.00)(d)        --            --             --
    From net realized capital
      gains...................        --         (0.00)(c)     (0.40)         (0.01)
                                 -------       -------        ------         ------
        Total distributions...     (0.00)        (0.00)        (0.40)         (0.01)
                                 -------       -------        ------         ------
NET ASSET VALUE, END OF
  PERIOD......................   $  6.91       $  9.13        $10.66         $12.07
                                 =======       =======        ======         ======
TOTAL RETURN..................    (24.37)%      (14.26)%       (8.44)%        20.80%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................   $ 8,270       $ 8,649        $8,458         $6,384
    Net expenses to average
      daily net assets........      1.15%         1.15%         1.15%          1.15%**
    Net investment income
      (loss) to average daily
      net assets..............      0.07%        (0.03)%       (0.11)%        (0.05)%**
    Portfolio turnover rate...        23%           10%           35%            13%
    Without the
      waiver/reimbursement of
      expenses by the Manager
      and other reductions,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses..............      3.14%         3.19%         3.50%          4.38%**
        Net investment loss...     (1.92)%       (2.07)%       (2.46)%        (3.28)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment income (loss) was less than $0.01 per share.
(c) Distributions from net realized capital gains were less than $0.01 per share.
(d)  Distributions from net investment income were less than $0.01 per share.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.62        $10.00
                                            -------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........      (0.00)(b)     (0.01)+
    Net realized and unrealized gain
     (loss).............................      (2.52)        (0.37)
                                            -------        ------
        Total from investment
        operations......................      (2.52)        (0.38)
                                            -------        ------
NET ASSET VALUE, END OF PERIOD..........    $  7.10        $ 9.62
                                            =======        ======
TOTAL RETURN............................     (26.20)%       (3.80)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...    $ 4,531        $2,617
    Net expenses to average daily net
     assets.............................       1.20%         1.20%**
    Net investment loss to average daily
     net assets.........................      (0.06)%       (0.24)%**
    Portfolio turnover rate.............         63%           14%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       5.89%         7.69%**
        Net investment loss.............      (4.75)%       (6.73)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment loss was less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    YEAR ENDED DECEMBER 31,       PERIOD ENDED
                                --------------------------------  DECEMBER 31,
                                  2002        2001        2000      1999(A)
                                --------    --------    --------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $  8.59     $  9.77     $ 11.13      $ 10.00
                                -------     -------     -------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)..................     0.03        0.02        0.03         0.01
    Net realized and
      unrealized gain
      (loss)..................    (2.20)      (1.18)      (1.25)        1.16
                                -------     -------     -------      -------
        Total from investment
          operations..........    (2.17)      (1.16)      (1.22)        1.17
                                -------     -------     -------      -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..................    (0.03)      (0.02)      (0.03)       (0.01)
    From net realized capital
      gains...................       --          --       (0.11)       (0.03)
                                -------     -------     -------      -------
        Total distributions...    (0.03)      (0.02)      (0.14)       (0.04)
                                -------     -------     -------      -------
NET ASSET VALUE, END OF
  PERIOD......................  $  6.39     $  8.59     $  9.77      $ 11.13
                                =======     =======     =======      =======
TOTAL RETURN..................   (25.26)%    (11.87)%    (11.05)%      11.73%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................  $10,911     $11,620     $12,007      $11,317
    Net expenses to average
      daily net assets........     1.05%       1.05%       1.05%        1.05%**
    Net investment income to
      average daily net
      assets..................     0.48%       0.24%       0.27%        0.54%**
    Portfolio turnover rate...       55%         54%         70%          17%
    Without the
      waiver/reimbursement of
      expenses by the Manager
      and other reductions,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
    Expenses..................     2.78%       2.75%       2.62%        2.59%**
    Net investment loss.......    (1.25)%     (1.46)%     (1.30)%      (1.00)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                ----------------------------  DECEMBER 31,
                                  2002      2001      2000      1999(A)
                                --------  --------  --------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $ 10.60   $ 11.45   $ 10.74      $ 10.00
                                -------   -------   -------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)..................     0.07      0.06      0.09         0.02
    Net realized and
      unrealized gain
      (loss)..................    (2.42)    (0.60)     1.56         0.74
                                -------   -------   -------      -------
        Total from investment
          operations..........    (2.35)    (0.54)     1.65         0.76
                                -------   -------   -------      -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..................       --     (0.06)    (0.08)       (0.02)
    From net realized capital
      gains...................       --     (0.25)    (0.86)          --
                                -------   -------   -------      -------
        Total distributions...       --     (0.31)    (0.94)       (0.02)
                                -------   -------   -------      -------
NET ASSET VALUE, END OF
  PERIOD......................  $  8.25   $ 10.60   $ 11.45      $ 10.74
                                =======   =======   =======      =======
TOTAL RETURN..................   (22.17)%   (4.88)%   15.35%        7.56%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................  $11,326   $10,276   $ 8,516      $ 5,566
    Net expenses to average
      daily net assets........     1.10%     1.10%     1.10%        1.10%**
    Net investment income to
      average daily net
      assets..................     0.89%     0.54%     0.79%        0.64%**
    Portfolio turnover rate...       42%       44%       74%          18%
    Without the
      waiver/reimbursement of
      expenses by the Manager
      and other reductions,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses..............     2.67%     2.90%     3.69%        4.56%**
        Net investment loss...    (0.68)%   (1.26)%   (1.80)%      (2.82)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not Annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002        2001(A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $ 9.63        $10.00
                                             ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)........      (0.00)(b)      0.00(b)+
    Net realized and unrealized gain
     (loss).............................      (2.09)        (0.37)
                                             ------        ------
        Total from investment
        operations......................      (2.09)        (0.37)
                                             ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..........         --         (0.00)(c)
                                             ------        ------
        Total distributions.............         --         (0.00)
                                             ------        ------
NET ASSET VALUE, END OF PERIOD..........     $ 7.54        $ 9.63
                                             ======        ======
TOTAL RETURN............................     (21.70)%       (3.69)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...     $7,831        $2,842
    Net expenses to average daily net
     assets.............................       1.20%         1.20%**
    Net investment income (loss) to
     average daily net assets...........      (0.00)%        0.03%**
    Portfolio turnover rate.............         29%           11%
    Without the waiver/reimbursement of
     expenses by the Manager and other
     reductions, the ratio of net
     expenses and net investment income
     (loss) to average net assets would
     have been:
        Expenses........................       4.48%         7.40%**
        Net investment loss.............      (3.28)%       (6.17)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income (loss) was less than $0.01 per share.
(c)  Distributions from net investment income were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 YEAR ENDED DECEMBER 31,    PERIOD ENDED
                                --------------------------  DECEMBER 31,
                                 2002      2001(A)   2000     1999(B)
                                -------    -------  ------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $  9.95    $10.45   $10.28     $10.00
                                -------    -------  ------     ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)..................     0.14      0.20     0.31+      0.06
    Net realized and
      unrealized gain
      (loss)..................    (1.96)     0.04     0.60       0.28
                                -------    -------  ------     ------
        Total from investment
          operations..........    (1.82)     0.24     0.91       0.34
                                -------    -------  ------     ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..................    (0.07)    (0.20)   (0.32)     (0.06)
    From net realized capital
      gains...................    (0.04)    (0.54)   (0.42)     (0.00)(c)
                                -------    -------  ------     ------
        Total distributions...    (0.11)    (0.74)   (0.74)     (0.06)
                                -------    -------  ------     ------
NET ASSET VALUE, END OF
  PERIOD......................  $  8.02    $ 9.95   $10.45     $10.28
                                =======    =======  ======     ======
TOTAL RETURN..................   (18.30)%    2.24%    8.88%      3.40%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's).................  $14,136    $10,640  $7,789     $5,248
    Net expenses to average
      daily net assets........     1.10%     1.10%    1.10%      1.10%**
    Net investment income to
      average daily net
      assets..................     2.00%     2.01%    3.01%      2.31%**
    Portfolio turnover rate...       90%      118%     101%        35%
    Without the
      waiver/reimbursement of
      expenses by the Manager
      and other reductions,
      the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses..............     2.53%     2.95%    3.87%      4.60%**
        Net investment income
          (loss)..............     0.57%     0.17%    0.24%     (1.19)%**

(a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease of less than $0.01 in net investment income per share, an increase less than $0.01 in net realized and unrealized gains and losses per share, and a decrease in the ratio of net investment income from 2.02% to 2.01%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b)  Fund commenced operations on October 1, 1999.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average share outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
LSA Variable Series Trust (the "Trust") was formed as a Delaware business trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of twelve portfolios: the Emerging Growth Equity Fund, the Aggressive Growth Fund, the Capital Appreciation Fund, the Focused Equity Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Growth Equity Fund, the Blue Chip Fund, the Disciplined Equity Fund, the Value Equity Fund, the Basic Value Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). The Aggressive Growth Fund, the Capital Appreciation Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Blue Chip Fund, and the Basic Value Fund commenced operations on August 14, 2001. The remainder of the funds commenced operations on October 1, 1999. Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts.

The Emerging Growth Equity Fund seeks to provide capital appreciation by investing primarily in rapidly growing emerging companies. The Aggressive Growth Fund seeks to provide long-term capital growth by investing primarily in common stocks and other equity securities of small and mid-sized growth companies. The Capital Appreciation Fund seeks to provide long-term capital growth by investing primarily in equity securities listed on national exchanges or NASDAQ. The Focused Equity Fund seeks to provide capital appreciation by investing primarily in equity securities. The Diversified Mid-Cap Fund seeks to provide long-term growth of capital by investing primarily in securities of companies with medium market capitalizations. The Mid Cap Value Fund seeks to provide long-term capital growth by investing primarily in common stocks and other equity securities of medium-capitalization companies. The Growth Equity Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The Blue Chip Fund seeks to provide long-term capital growth by investing primarily in common stocks of blue chip companies. Current income is a secondary objective of the Blue Chip Fund. The Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 (S&P 500) Composite Stock Price Index. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Basic Value Fund seeks to provide long-term growth of capital by investing primarily in common stocks which the Adviser believes to be undervalued in relation to long-term earnings power or other factors. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (hereafter referred to as "generally accepted accounting principles"), requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with less than 61 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent actually received or paid. For the year ended December 31, 2002, the Funds did not enter in to any foreign security transactions.

FUTURES
The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. See Note 5 for a summary of open futures contracts as of December 31, 2002.

OPTIONS
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds received or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) by the counterparty and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds held no open written option contracts as of December 31, 2002.

Each Fund may also purchase put and call options. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date. Expenses of the Trust that can be directly attributed to an individual Fund are charged to that Fund. Expenses

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) which are not directly attributed to a specific fund are allocated taking into consideration the nature and type of expense and the relative net assets of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                     UNDISTRIBUTED
                                                    ORDINARY INCOME
                                                    ---------------
Emerging Growth Fund..............................             --
Aggressive Growth Fund............................             --
Capital Appreciation..............................             --
Focused Equity Fund...............................             --
Diversified Mid-Cap Fund..........................            343
Mid Cap Value Fund................................            141
Growth Equity Fund................................          2,554
Blue Chip Fund....................................             --
Disciplined Equity Fund...........................            201
Value Equity Fund.................................         95,914
Basic Value Fund..................................             --
Balanced Fund.....................................        119,716

FEDERAL INCOME TAXES
Each Fund has qualified and intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits attributable to permanent differences, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
At December 31, 2002 the Funds had capital loss carryforwards as follows:

                                                      EXPIRATION
                                            AMOUNT       DATE
                                          ----------  ----------
Emerging Growth Fund....................  $3,342,055  12/31/2009
                                           2,017,103  12/31/2010
Aggressive Growth Fund..................     304,749  12/31/2009
                                             726,182  12/31/2010
Capital Appreciation Fund...............      67,819  12/31/2009
                                             659,598  12/31/2010
Focused Equity Fund.....................   1,073,190  12/31/2009
                                           1,748,316  12/31/2010
Diversified Mid-Cap Fund................      72,292  12/31/2009
                                             219,901  12/31/2010
Mid Cap Value Fund......................      24,706  12/31/2009
                                             463,223  12/31/2010
Growth Equity Fund......................     521,759  12/31/2009
                                             783,308  12/31/2010
Blue Chip Fund..........................      33,457  12/31/2009
                                             358,437  12/31/2010
Disciplined Equity Fund.................   1,169,236  12/31/2009
                                           1,762,781  12/31/2010
Value Equity Fund.......................     172,969  12/31/2009
                                             514,316  12/31/2010
Basic Value Fund........................      51,879  12/31/2009
                                             352,955  12/31/2010
Balanced Fund...........................   2,154,455  12/31/2010

The Funds elected to defer to their fiscal year ending December 31, 2003 losses recognized during the period from November 1, 2002 to December 31, 2002 as follows:

                                                     AMOUNT
                                                    --------
Emerging Growth Fund..............................  $ 85,323
Aggressive Growth Fund............................    95,067
Capital Appreciation..............................     6,149
Focused Equity Fund...............................   220,530
Diversified Mid-Cap Fund..........................   148,433
Mid Cap Value Fund................................    18,086
Growth Equity Fund................................    91,558
Blue Chip Fund....................................    50,860
Disciplined Equity Fund...........................   209,132
Value Equity Fund.................................   331,552
Basic Value Fund..................................     2,875
Balanced Fund.....................................   343,698

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                       FUND                         MANAGEMENT FEES
--------------------------------------------------  ---------------
Emerging Growth Equity Fund.......................         1.05%
Aggressive Growth Fund............................         0.95%
Capital Appreciation Fund.........................         0.90%
Focused Equity Fund...............................         0.95%
Diversified Mid-Cap Fund..........................         0.90%
Mid Cap Value Fund................................         0.85%
Growth Equity Fund................................         0.85%
Blue Chip Fund....................................         0.90%
Disciplined Equity Fund...........................         0.75%
Value Equity Fund.................................         0.80%
Basic Value Fund..................................         0.90%
Balanced Fund.....................................         0.80%

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

             FUND                               ADVISER
------------------------------  ----------------------------------------
Emerging Growth Equity Fund...  RS Investment Management, L.P.
Aggressive Growth Fund........  Van Kampen Asset Management Inc.
Capital Appreciation Fund.....  Janus Capital Management LLC
Focused Equity Fund...........  Van Kampen
Diversified Mid-Cap Fund......  Fidelity Management & Research Company
Mid Cap Value Fund............  Van Kampen Asset Management Inc.
Growth Equity Fund............  Goldman Sachs Asset Management
Blue Chip Fund................  A I M Capital Management, Inc.
Disciplined Equity Fund.......  J.P. Morgan Investment Management Inc.
Value Equity Fund.............  Salomon Brothers Asset Management Inc
Basic Value Fund..............  A I M Capital Management, Inc.
Balanced Fund.................  OpCap Advisors

The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that annually exceed the amount of its management fee plus .30% of its average daily net assets. Commencing May 1, 2002 and continuing for three years thereafter, under certain circumstances the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of reimbursement is presented net of accrued management fees as a receivable from the Manager in the Statements of Assets and Liabilities. The Manager is contractually obligated to continue this arrangement through April 30, 2004 for the Focused Equity Fund and through at least April 30, 2003 for all other Funds in the Trust.

The Funds have entered into an agreement with Fidelity Capital Markets (the "broker") whereby the broker will rebate a portion of the brokerage commissions. Amounts earned by the Funds under such agreement are presented as

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) a reduction of expenses in the Statements of Operations. For the year ended December 31, 2002, reduction of expenses under this agreement were as follows:

                       FUND                         COMMISSION RECAPTURE
--------------------------------------------------  --------------------
Emerging Growth Equity Fund.......................         $   --
Aggressive Growth Fund............................            601
Capital Appreciation Fund.........................             --
Focused Equity Fund...............................          2,383
Diversified Mid-Cap Fund..........................            472
Mid Cap Value Fund................................          1,530
Growth Equity Fund................................            756
Blue Chip Fund....................................            256
Disciplined Equity Fund...........................              2
Value Equity Fund.................................             --
Basic Value Fund..................................            437
Balanced Fund.....................................          2,052

The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager or Investors Bank and Trust Company (the "Administrator"). The compensation of unaffiliated Trustees is borne by the Funds.

At December 31, 2002, separate accounts of Allstate Life Insurance Company and its subsidiaries owned 100% of the outstanding shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2002, were as follows:

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Purchases
    Emerging Growth Equity Fund.........  $      --     $10,073,475
    Aggressive Growth Fund..............         --       8,951,642
    Capital Appreciation Fund...........         --       2,794,372
    Focused Equity Fund.................         --      11,960,698
    Diversified Mid-Cap Fund............         --       8,780,152
    Mid Cap Value Fund..................         --      11,967,181
    Growth Equity Fund..................         --       4,084,629
    Blue Chip Fund......................         --       4,938,722
    Disciplined Equity Fund.............         --       8,623,805
    Value Equity Fund...................         --       8,605,054
    Basic Value Fund....................         --       7,756,620
    Balanced Fund.......................  1,441,094      15,868,361

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES (CONTINUED)

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Sales
    Emerging Growth Equity Fund.........  $      --     $ 9,575,662
    Aggressive Growth Fund..............         --       6,566,102
    Capital Appreciation Fund...........         --       1,787,055
    Focused Equity Fund.................         --      11,639,259
    Diversified Mid-Cap Fund............         --       5,468,962
    Mid Cap Value Fund..................         --       4,051,960
    Growth Equity Fund..................         --       1,851,243
    Blue Chip Fund......................         --       2,149,483
    Disciplined Equity Fund.............         --       5,978,824
    Value Equity Fund...................         --       4,257,470
    Basic Value Fund....................         --       1,451,934
    Balanced Fund.......................    892,734       9,024,133

The following table denotes cost and gross unrealized appreciation/depreciation for Federal income tax purposes at December 31, 2002:

                                                                              NET
                                  FEDERAL     TAX BASIS     TAX BASIS      UNREALIZED
                                INCOME TAX    UNREALIZED    UNREALIZED    APPRECIATION
                                   COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                -----------  ------------  ------------  --------------
Emerging Growth Equity Fund...  $ 5,268,023   $       --   $  (637,443)   $  (637,443)
Aggressive Growth Fund........    3,776,460      121,117      (170,895)       (49,778)
Capital Appreciation Fund.....    3,088,485       64,866      (360,199)      (295,333)
Focused Equity Fund...........    6,192,079           --      (792,689)      (792,689)
Diversified Mid-Cap Fund......    6,029,189      118,873      (642,214)      (523,341)
Mid Cap Value Fund............    9,995,605      644,528      (417,894)       226,634
Growth Equity Fund............   10,512,511      129,925    (2,356,625)    (2,226,700)
Blue Chip Fund................    5,017,187           --      (717,797)      (717,797)
Disciplined Equity Fund.......   13,025,736       70,805    (2,198,812)    (2,128,007)
Value Equity Fund.............   12,947,522      297,785    (2,209,807)    (1,912,022)
Basic Value Fund..............    8,713,759       21,201    (1,130,093)    (1,108,892)
Balanced Fund.................   14,275,697      537,529    (1,063,836)      (526,307)

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST

At December 31, 2002 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                        EMERGING GROWTH                     AGGRESSIVE
                                          EQUITY FUND                      GROWTH FUND
                                --------------------------------  ------------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2002             2001             2002            2001
                                ---------------  ---------------  ---------------  -------------
Shares sold...................        276,340          120,997        1,058,296        270,457
Shares repurchased............       (176,896)         (90,685)        (673,597)           (14)
Distributions reinvested......             --              262               --             --
                                 ------------      -----------     ------------     ----------
Net increase..................         99,444           30,574          384,699        270,443
Fund shares:
    Beginning of period.......        912,069          881,495          270,443             --
                                 ------------      -----------     ------------     ----------
    End of period.............      1,011,513          912,069          655,142        270,443
                                 ============      ===========     ============     ==========

                                  CAPITAL APPRECIATION FUND           FOCUSED EQUITY FUND
                                ------------------------------  --------------------------------
                                  YEAR ENDED     PERIOD ENDED     YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                     2002            2001            2002             2001
                                ---------------  -------------  ---------------  ---------------
Shares sold...................        163,669        309,895          232,887          153,386
Shares repurchased............        (14,223)          (314)        (160,834)         (27,740)
Distributions reinvested......             --             --               --              526
                                  -----------     ----------     ------------      -----------
Net increase..................        149,446        309,581           72,053          126,172
Fund shares:
    Beginning of period.......        309,581             --          876,094          749,922
                                  -----------     ----------     ------------      -----------
    End of period.............        459,027        309,581          948,147          876,094
                                  ===========     ==========     ============      ===========

                                   DIVERSIFIED MID-CAP FUND           MID CAP VALUE FUND
                                ------------------------------  ------------------------------
                                  YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     2002            2001            2002            2001
                                ---------------  -------------  ---------------  -------------
Shares sold...................        413,341         325,045         937,349        262,381
Shares repurchased............        (55,115)           (505)       (123,667)          (159)
Distributions reinvested......            638             212           2,241            909
                                 ------------     -----------    ------------     ----------
Net increase..................        358,864         324,752         815,923        263,131
Fund shares:
    Beginning of period.......        324,752              --         263,131             --
                                 ------------     -----------    ------------     ----------
    End of period.............        683,616         324,752       1,079,054        263,131
                                 ============     ===========    ============     ==========

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       GROWTH EQUITY FUND                 BLUE CHIP FUND
                                --------------------------------  ------------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2002             2001             2002            2001
                                ---------------  ---------------  ---------------  -------------
Shares sold...................        446,796          194,089          386,487        274,764
Shares repurchased............       (196,839)         (40,723)         (19,867)        (2,889)
Distributions reinvested......            445               32               --             --
                                 ------------      -----------      -----------     ----------
Net increase..................        250,402          153,398          366,620        271,875
Fund shares:
    Beginning of period.......        947,032          793,634          271,875             --
                                 ------------      -----------      -----------     ----------
    End of period.............      1,197,434          947,032          638,495        271,875
                                 ============      ===========      ===========     ==========

                                    DISCIPLINED EQUITY FUND              VALUE EQUITY FUND
                                --------------------------------  --------------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     2002             2001             2002             2001
                                ---------------  ---------------  ---------------  ---------------
Shares sold...................        422,147          159,731          501,971          262,578
Shares repurchased............        (75,005)         (39,321)         (99,457)         (62,906)
Distributions reinvested......          8,043            3,194               --           26,641
                                 ------------     ------------     ------------      -----------
Net increase..................        355,185          123,604          402,514          226,313
Fund shares:
    Beginning of year.........      1,352,398        1,228,794          969,797          743,484
                                 ------------     ------------     ------------      -----------
    End of year...............      1,707,583        1,352,398        1,372,311          969,797
                                 ============     ============     ============      ===========

                                       BASIC VALUE FUND                  BALANCED FUND
                                ------------------------------  --------------------------------
                                  YEAR ENDED     PERIOD ENDED     YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                     2002            2001            2002             2001
                                ---------------  -------------  ---------------  ---------------
Shares sold...................        855,998        295,563          866,596          278,080
Shares repurchased............       (112,539)          (541)        (197,699)         (27,275)
Distributions reinvested......             --             37           24,018           72,982
                                 ------------     ----------     ------------     ------------
Net increase..................        743,459        295,059          692,915          323,787
Fund shares:
    Beginning of period.......        295,059             --        1,069,403          745,616
                                 ------------     ----------     ------------     ------------
    End of period.............      1,038,518        295,059        1,762,318        1,069,403
                                 ============     ==========     ============     ============

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. FUTURES CONTRACTS

A summary of long open futures contracts for the Trust at December 31, 2002 is as follows:

                                                  EXPIRATION  UNDERLYING FACE  UNREALIZED
          FUND              CONTRACT    POSITION     DATE     AMOUNT AT VALUE  GAIN (LOSS)
-------------------------  -----------  --------  ----------  ---------------  -----------
Blue Chip Fund...........      S&P 500      150     3/21/03         131,835        (2,461)

6. MERGER

On December 4th, the Board of Trustees approved a proposed reorganization between the Disciplined Equity Fund (the "Target Fund") and the Focused Equity Fund (the "Acquiring Fund") providing for the transfer of all assets and all liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Target Fund equal in value to the aggregate net asset value of the Acquiring Fund (the "Reorganization"). The Reorganization provides for the complete liquidation of the Target Fund. The reorganization is expected to take effect on May 1, 2003. Additionally effective May 1, 2003, the Acquiring Fund will change its name to the Equity Growth Fund. The Reorganization is subject to approval by the shareholders of the Target Fund.

7. FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary dividends paid during the Funds' year ended December 31, 2002 qualified for the dividends received deduction, as follows:

Diversified Mid-Cap Fund..........................  100.00%
Mid Cap Value Fund................................  100.00%
Growth Equity Fund................................  100.00%
Disciplined Equity Fund...........................  100.00%
Balanced Fund.....................................   41.84%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2002 as follows:

                                                    AMOUNT
                                                    -------
Balanced Fund.....................................  $46,330

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the LSA Variable Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of LSA Variable Series Trust, including Emerging Growth Equity Fund, Aggressive Growth Fund, Capital Appreciation Fund, Focused Equity Fund, Diversified Mid-Cap Fund, Mid Cap Value Fund, Growth Equity Fund, Blue Chip Fund, Disciplined Equity Fund, Value Equity Fund, Basic Value Fund and Balanced Fund (collectively the "Funds") as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at December 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
February 7, 2003
Chicago, Illinois

LSA VARIABLE SERIES TRUST
MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below are the name of the Trustees and principal officers of the Trust, along with their ages, business address, and principal business occupations during the previous five years. The SAI contains additional information about the Trustees and is available without charge upon request by calling 1-800-865-5237.

DISINTERESTED TRUSTEES:(1,)(2)

Karen J. May and Arthur S. Nicholas have served as Trustees of the Trust since its inception in September 1999. Robert S. Engelman, Jr. has served as Trustee of the Trust since October 1999. Each Trustee oversees the 12 Funds which comprise the Trust. The business address for each Trustee is 3100 Sanders Road, Northbrook, Illinois, 60062, c/o LSA Variable Series Trust.

                              PRINCIPAL OCCUPATION(S)  OTHER DIRECTORSHIPS(3)
        NAME AND AGE          DURING PAST FIVE YEARS            HELD
----------------------------  -----------------------  ----------------------
Robert S. Engelman, Jr. (60)  - 2001-Present:           MB Financial, Inc.
                                President, EIC, Inc.
                                (private investment
                                company)
                              - 2001-Present:
                                President, MRE, Inc.
                                (private investment
                                company)
                              - 1998-2001: Chairman
                              of the Board, MB
                              Financial, Inc. (bank
                              holding company)
                              - 1998: President and
                              Chief Executive
                              Officer, Avondale
                              Financial
                                Corp./Avondale Bank

Karen J. May (44)             - 2000-Present:                  None
                              Corporate Vice
                              President, Human
                              Resources, Baxter
                                International, Inc.
                                (healthcare)
                              - 1998-2000: Vice
                              President, Global
                              Planning and Staffing,
                              Baxter
                                International, Inc.
                              - 1998: Vice President,
                                International
                                Finance, Baxter
                                International, Inc.

Arthur S. Nicholas (72)       - 1998-Present:                  None
                              Owner-President, The
                              Antech Group
                              (management consulting)

INTERESTED TRUSTEES:(2)

John R. Hunter has served as Trustee of the Trust and Chairman of the Board since October 2002. Michael J. Velotta has served as Trustee of the Trust since October 1999. Each Trustee oversees the 12 Funds which comprise the Trust. The business address for each Trustee is Allstate Financial, 3100 Sanders Road, Northbrook, Illinois, 60062.

                                                              OTHER
                              PRINCIPAL OCCUPATION(S)    DIRECTORSHIPS(3)
        NAME AND AGE          DURING PAST FIVE YEARS           HELD
----------------------------  -----------------------  --------------------
John R. Hunter(5,)(7) (47)    - 1998-Present: Vice             None
                                President, Allstate
                                Life Insurance
                                Company

Michael J. Velotta(4) (56)    - 1998-Present: Senior           None
                              Vice President, General
                              Counsel and Secretary,
                                Allstate Life
                                Insurance Company

LSA VARIABLE SERIES TRUST
MANAGEMENT OF THE TRUST (UNAUDITED) (CONTINUED)

OFFICERS:(6)

The business address for each officer of the Trust, except for Ms. Surprise, is Allstate Financial, 3100 Sanders Road, Northbrook, Illinois, 60062. The business address for Ms. Surprise is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02116.

NAME, AGE AND                 LENGTH OF TIME SERVED  PRINCIPAL OCCUPATION(S)
TRUST POSITION(S) HELD          AS TRUST OFFICER     DURING PAST FIVE YEARS
----------------------------  ---------------------  -----------------------
Jeanette J. Donahue(7) (52)   Since September 1999   - 1998-Present:
Vice President and Chief                               Director, Allstate
Operations Officer                                     Life Insurance
                                                       Company

Todd P. Halstead(7) (46)      Since February 2000    - 1998-Present:
Treasurer                                              Director, Allstate
                                                       Life Insurance
                                                       Company

John R. Hunter(7) (47)        Since September 1999   - 1998-Present: Vice
President                                              President, Allstate
                                                       Life Insurance
                                                       Company

Cynthia J. Surprise (56)      Since February 2000    - 1999-Present:
Secretary                                              Director and Counsel,
                                                       Investors Bank &
                                                       Trust Company
                                                     - 1998-1999: Vice
                                                       President, State
                                                       Street Bank & Trust
                                                       Company

Bruce A. Teichner(7) (43)     Since February 2001    - 1998-Present:
Assistant Secretary                                    Associate Counsel,
                                                       Allstate Life
                                                       Insurance Company
                                                     - 1998: Assistant
                                                       Counsel, Allstate
                                                       Insurance Company

Tim N. Vander Pas(7) (41)       Since May 2002       - 1998-Present:
Chief Compliance Officer                             Assistant Vice
                                                     President, Allstate
                                                     Life Insurance Company

(1) Each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act, is referred to as a "disinterested Trustee."
(2) Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent, or is removed or, if sooner, until the next meeting of the Trust's shareholders and until the election and qualification of his or her successor.
(3) Directorships include public companies and any company registered as an investment company.
(4) Mr. Velotta is considered an "interested person" of the Trust, as defined in the 1940 Act, because he is: a member of the Board of Managers and officer of LSA Asset Management LLC, investment adviser to the Trust; Senior Vice President, General Counsel and Secretary to Allstate Life Insurance Company, the parent company of LSA Asset Management LLC; and a director, the Secretary and a registered representative of ALFS, Inc., the Trust's distributor.
(5) Mr. Hunter is considered an "interested person" of the Trust, as defined in the 1940 Act, because he is: Chairman of the Board of Managers and officer of LSA Asset Management LLC, investment adviser to the Trust; Vice President of Allstate Life Insurance Company, the parent company of LSA Asset Management LLC, investment adviser to the Trust; and a director, the President and Chief Executive Officer, and a registered representative of ALFS, Inc., the Trust's distributor.
(6) Pursuant to the Trust's By-laws, officers of the Trust are appointed by the Board of Trustees, and serve at the pleasure of the Board. Officers may resign from the Trust at any time.
(7) Ms. Donahue, Mr. Halstead, Mr. Hunter, Mr. Teichner and Mr. Vander Pas are officers of LSA Asset Management LLC, investment adviser to the Trust.
     Mr. Hunter and Mr. Vander Pas are also members of the Board of Managers of LSA Asset Management LLC. Mr. Hunter is the President and Chief Executive Officer of ALFS, Inc., the Trust's distributor. Ms. Donahue and Mr. Hunter are also registered representatives of ALFS, Inc.

--------------------------------------------------------------------------------

SEMI ANNUAL REPORT

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC

EQUITY GROWTH FUND
ADVISED BY: VAN KAMPEN

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

CAPITAL GROWTH FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

BLUE CHIP FUND
ADVISED BY: AIM CAPITAL MANAGEMENT, INC.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC.

BASIC VALUE FUND
ADVISED BY: AIM CAPITAL MANAGEMENT, INC.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS


JUNE 30, 2003

LSA VARIABLE SERIES TRUST

Shares of funds within the LSA Variable Series Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

This Semi-Annual Report is submitted for the general information of the shareholders of the funds within the LSA Variable Series Trust ("LSA Funds"). It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus which contains additional information on how to purchase shares of the LSA Funds, as well as information about management fees and other expenses. An investor should read the prospectus carefully before investing or sending money.

August 6, 2003

Dear Shareholder:

We are pleased to present the LSA Variable Series Trust Semi-Annual Report for the period ending June 30, 2003.

During the past six months, the stock market has clearly started to reverse the negative performance of the past few years. While this is encouraging, it is important to remember that the financial markets will have periods of good and bad performance in the short-term. Your variable insurance contract provides a number of different investment choices. By dividing your money among them, you can help limit the impact that a decline in any single asset class may have on your overall portfolio.

As always, if you have any questions on any of the LSA Funds, just ask your investment professional. Your investment professional knows your individual circumstances best and can help you create a diversified portfolio that is right for your needs.


Sincerely,

/s/ John R. Hunter
JOHN R. HUNTER
PRESIDENT
LSA Variable Series Trust

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 96.5%
              ADVERTISING - 0.7%
        3,900 Doubleclick, Inc.*                                        $      36,075
        1,650 Valueclick, Inc.*                                                 9,949
                                                                        -------------
                                                                               46,024
                                                                        -------------
              AEROSPACE & DEFENSE - 0.1%
          400 MTC Technologies, Inc.*                                           9,384
                                                                        -------------
              AIRLINES - 1.2%
        2,050 JetBlue Airways Corp.*                                           86,694
                                                                        -------------
              APPAREL RETAILERS - 3.1%
        4,950 Pacific Sunwear of California, Inc.*                            119,245
        2,650 Urban Outfitters, Inc.*                                          95,135
                                                                        -------------
                                                                              214,380
                                                                        -------------
              BANKING - 1.6%
        1,050 AmeriCredit Corp.*                                                8,977
        1,300 Boston Private Financial Holdings, Inc.                          27,404
        5,450 Net.B@nk, Inc.                                                   71,722
                                                                        -------------
                                                                              108,103
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 0.7%
        2,950 Peet's Coffee & Tea, Inc.*                                       51,507
                                                                        -------------
              CHEMICALS - 0.8%
        2,200 Applied Films Corp.*                                             56,936
                                                                        -------------
              COMMERCIAL SERVICES - 14.4%
          250 Advisory Board Co.*                                              10,130
        2,900 Bright Horizons Family Solutions, Inc.*                          97,324
          950 Career Education Corp.*                                          64,999
        1,800 Corporate Executive Board Co.*                                   72,954
        1,600 Digitas, Inc.*                                                    7,936
        3,400 eResearch Technology, Inc.*                                      75,344
        6,400 Exact Sciences Corp.*                                            70,144
        1,950 FTI Consulting, Inc.*                                            48,691
        1,700 Global Payments, Inc.                                            60,350
          350 IMPAC Medical Systems, Inc.*                                      7,308
        3,350 Kroll, Inc.*                                                     90,651
        1,150 Leapfrog Enterprises, Inc.*                                      36,581
        4,200 Navigant Consulting, Inc.*                                       49,770
        6,050 Overture Services, Inc.*                                        109,686
        1,850 Pharmaceutical Product Development, Inc.*                        53,150
        1,500 Regeneration Technologies*                                       19,935
        3,500 Telik, Inc.*                                              $      56,245
        1,500 University of Phoenix Online*                                    76,050
                                                                        -------------
                                                                            1,007,248
                                                                        -------------
              COMMUNICATIONS - 1.3%
        4,500 Centillium Communications, Inc.*                                 44,595
          800 Ciena Corp.*                                                      4,152
        1,700 Sierra Wireless, Inc.*                                           10,506
        3,000 Sonus Networks, Inc.*                                            15,090
        1,500 Verisity Ltd.*                                                   17,910
                                                                        -------------
                                                                               92,253
                                                                        -------------
              COMPUTER INTEGRATED SYSTEMS DESIGN - 0.2%
        5,150 Ariba, Inc.*                                                     15,295
                                                                        -------------
              COMPUTER PROGRAMMING SERVICES - 3.0%
        2,250 Business Objects SA - ADR*                                       49,387
        2,950 Cognizant Technology Solutions Corp.*                            71,862
        2,300 Documentum, Inc.*                                                45,241
        2,100 Kana Software, Inc.*                                              6,363
        3,700 Portal Software*                                                  7,400
        3,150 RealNetworks, Inc.*                                              21,357
          600 VeriSign, Inc.*                                                   8,298
                                                                        -------------
                                                                              209,908
                                                                        -------------
              COMPUTER RELATED SERVICES - 1.0%
        1,050 Checkfree Corp.*                                                 29,232
          300 Espeed, Inc. - Class A*                                           5,928
        4,050 Ixia*                                                            26,041
          800 WebEx Communications, Inc.*                                      11,160
                                                                        -------------
                                                                               72,361
                                                                        -------------
              COMPUTER SOFTWARE & PROCESSING - 4.0%
        4,050 Agile Software Corp.*                                            39,082
        2,600 Anteon International Corp.*                                      72,566
        6,850 CNET Networks, Inc.*                                             42,675
        2,550 Ebookers.Com Plc - ADR*                                          40,933
        4,850 Pinnacle Systems, Inc.*                                          51,895
        1,100 SRA International, Inc. - Class A*                               35,200
                                                                        -------------
                                                                              282,351
                                                                        -------------
              COMPUTERS & INFORMATION - 2.8%
        1,400 Emulex Corp.*                                                    31,878
       10,550 M-Systems Flash Disk Pioneers Ltd.*                             117,421
        2,000 NetScreen Technologies, Inc.*                                    45,100
                                                                        -------------
                                                                              194,399
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              DATA PROCESSING AND PREPARATION - 0.6%
          450 Alliance Data Systems Corp.*                              $      10,530
        2,850 WebMD Corp.*                                                     30,865
                                                                        -------------
                                                                               41,395
                                                                        -------------
              ELECTRICAL EQUIPMENT - 1.0%
        2,000 Wilson Greatbatch Technologies, Inc.*                            72,200
                                                                        -------------
              ELECTRONICS - 11.5%
        4,550 ASM International NV*                                            67,658
        4,350 August Technology Corp.*                                         27,622
        2,050 Cree, Inc.*                                                      33,374
        3,600 DSP Group, Inc.*                                                 77,508
        2,950 Exar Corp.*                                                      46,698
          600 Genesis Microchip, Inc.*                                          8,124
          900 Genus, Inc.*                                                      2,430
        1,750 Integrated Circuit Systems, Inc.*                                55,002
        3,650 Integrated Device Technology, Inc.*                              40,332
        2,750 Intersil Holding Corp.*                                          73,178
        3,700 Marvell Technology Group Ltd.*                                  127,169
        2,600 OmniVision Technologies, Inc.*                                   81,120
        5,150 PLX Technology, Inc.*                                            20,291
        1,050 PMC-Sierra, Inc.*                                                12,317
        1,950 Power Integrations, Inc.*                                        47,424
        1,500 Silicon Laboratories, Inc.*                                      39,960
        1,500 Virage Logic Corp.*                                              10,860
        1,600 Zoran Corp.*                                                     30,736
                                                                        -------------
                                                                              801,803
                                                                        -------------
              FINANCIAL SERVICES - 0.6%
        6,900 E-LOAN, Inc.*                                                    40,227
                                                                        -------------
              HEALTH CARE PROVIDERS - 6.6%
        2,850 Accredo Health, Inc.*                                            62,130
        1,950 Covance, Inc.*                                                   35,295
          350 Gen-Probe, Inc.*                                                 14,305
        2,350 Inveresk Research Group, Inc.*                                   42,277
          600 LifePoint Hospitals, Inc.*                                       12,564
        1,700 Odyssey Healthcare, Inc.*                                        62,900
        3,500 Sunrise Assisted Living, Inc.*                                   78,330
        5,700 United Surgical Partners International, Inc.*                   128,763
        1,250 VCA Antech, Inc.*                                                24,463
                                                                        -------------
                                                                              461,027
                                                                        -------------
              HEAVY MACHINERY - 0.7%
          100 FormFactor, Inc.*                                         $       1,770
        2,550 Ultratech, Inc.*                                                 47,150
                                                                        -------------
                                                                               48,920
                                                                        -------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
        2,750 Select Comfort Corp.*                                            45,045
                                                                        -------------
              INFORMATION RETRIEVAL SERVICES - 6.3%
        6,300 Ask Jeeves, Inc.*                                                86,625
        1,100 Autobytel, Inc.*                                                  6,864
        1,850 Avocent Corp.*                                                   55,371
        1,950 CoStar Group, Inc.*                                              58,227
        2,550 Digital Insight Corp.*                                           48,578
        5,600 Infospace, Inc.*                                                 75,992
        2,300 LendingTree, Inc.*                                               56,304
        2,800 Radware Ltd.*                                                    47,964
                                                                        -------------
                                                                              435,925
                                                                        -------------
              INSURANCE - 0.6%
        1,150 AMERIGROUP Corp.*                                                42,780
                                                                        -------------
              LODGING - 2.1%
          900 Four Seasons Hotels, Inc.                                        38,934
        4,150 Station Casinos, Inc.*                                          104,788
                                                                        -------------
                                                                              143,722
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 2.2%
        1,550 COX Radio, Inc. - Class A*                                       35,821
        1,900 Entravision Communications Corp. - Class A*                      21,565
        1,100 Radio One, Inc. - Class A*                                       19,646
        4,100 Radio One, Inc. - Class D*                                       72,857
                                                                        -------------
                                                                              149,889
                                                                        -------------
              MEDICAL SUPPLIES - 5.6%
        1,050 Advanced Neuromodulation Systems, Inc.*                          54,359
          500 Align Technology, Inc.*                                           6,275
        1,900 Biosite Diagnostics, Inc.*                                       91,390
        1,400 Inamed Corp.*                                                    75,166
        1,700 Integra LifeSciences Holdings Corp.*                             44,846
        3,650 LTX Corp.*                                                       31,463
          700 Nanometrics, Inc.*                                                4,956
        1,700 Osteotech, Inc.*                                                 23,103

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              MEDICAL SUPPLIES (CONTINUED)
        1,150 Photon Dynamics, Inc.*                                    $      31,775
        1,600 Rudolph Technologies, Inc.*                                      25,536
                                                                        -------------
                                                                              388,869
                                                                        -------------
              METALS - 0.7%
        3,350 Steel Dynamics, Inc.*                                            45,895
                                                                        -------------
              PHARMACEUTICALS - 8.9%
          400 Able Laboratories, Inc.*                                          7,920
        1,700 Andrx Corp. - Andrx Group*                                       33,830
        1,400 Angiotech Pharmaceuticals, Inc.*                                 57,036
        4,150 Atherogenics, Inc.*                                              61,960
        4,050 Cima Labs, Inc.*                                                108,905
          900 Impax Laboratories, Inc.*                                        10,791
        1,100 Inspire Pharmaceuticals, Inc.*                                   11,880
        1,550 K-V Pharmaceutical Co. - Class A*                                43,090
        1,500 Martek Biosciences Corp.*                                        64,410
        1,800 Medicines Co.*                                                   35,442
          250 MGI Pharma, Inc.*                                                 6,408
          950 Neurocrine Biosciences, Inc.*                                    47,443
          450 NPS Pharmaceuticals, Inc.*                                       10,953
          100 Penwest Pharmaceuticals Co.*                                      2,437
        1,350 Pharmaceutical Resources, Inc.*                                  65,691
          650 Priority Healthcare Corp. - Class B*                             12,058
          800 Taro Pharmaceuticals Industries Ltd.*                            43,904
                                                                        -------------
                                                                              624,158
                                                                        -------------
              PREPACKAGED SOFTWARE - 6.3%
        4,550 Altiris, Inc.*                                                   91,228
          350 Barra, Inc.*                                                     12,495
        2,100 Concur Technologies, Inc.*                                       21,147
        1,900 Magma Design Automation, Inc.*                                   32,585
          200 Merge Technologies, Inc.*                                         2,610
        2,800 Micromuse, Inc.*                                                 22,372
        1,300 MicroStrategy, Inc. - Class A*                                   47,359
        3,950 Packeteer, Inc.*                                                 61,502
        3,450 Quest Software, Inc.*                                            41,055
        5,850 Retek, Inc.*                                                     37,440
        3,000 Verity, Inc.*                                                    37,980
        3,750 webMethods, Inc.*                                                30,488
                                                                        -------------
                                                                              438,261
                                                                        -------------
              RADIO TELEPHONE COMMUNICATIONS - 0.6%
        3,600 Wireless Facilities, Inc.*                                       42,840
                                                                        -------------
              RESTAURANTS - 0.1%
          800 Chicago Pizza & Brewery, Inc.*                            $       8,000
                                                                        -------------
              RETAILERS - 4.0%
        2,750 Cost Plus, Inc.*                                                 98,065
        1,350 Csk Auto Corp.*                                                  19,508
          700 Guitar Center, Inc.*                                             20,300
          700 Kenneth Cole Productions, Inc. - Class A*                        13,643
        2,400 Kirkland's, Inc.*                                                38,760
        1,591 Priceline.com, Inc.*                                             35,622
        1,100 Tractor Supply Co.*                                              52,525
                                                                        -------------
                                                                              278,423
                                                                        -------------
              TELEPHONE SYSTEMS - 1.0%
        1,250 Research In Motion Ltd.*                                         27,013
        1,600 West Corp.*                                                      42,640
                                                                        -------------
                                                                               69,653
                                                                        -------------
              TEXTILES, CLOTHING & FABRICS - 0.9%
        1,250 Coach, Inc.*                                                     62,175
                                                                        -------------
              TRANSPORTATION - 0.7%
        1,800 Forward Air Corp.*                                               45,666
                                                                        -------------
              TOTAL COMMON STOCKS
                (Cost $5,841,659)                                       $   6,733,716
                                                                        -------------
              RIGHTS AND WARRANTS - 0.3%
              TRANSPORTATION - 0.3%
          398 Expedia Inc. - Warrants, Expires 2/04/09
                (Cost $2,478)*                                          $      21,707
                                                                        -------------

              TOTAL INVESTMENTS - 96.8%
                (Cost $5,844,137)                                           6,755,423
              Other Assets and Liabilities
                (net) - 3.2%                                                  223,234
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   6,978,657
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 94.2%
              ADVERTISING - 1.2%
        1,270 Getty Images, Inc.*                                       $      52,451
        2,580 Monster Worldwide, Inc.*                                         50,903
                                                                        -------------
                                                                              103,354
                                                                        -------------
              APPAREL RETAILERS - 1.1%
        5,170 Gap, Inc.                                                        96,989
                                                                        -------------
              AUTOMOTIVE - 1.2%
          610 Magna International, Inc. - Class A                              41,035
          970 PACCAR, Inc.                                                     65,533
                                                                        -------------
                                                                              106,568
                                                                        -------------
              BANKING - 2.2%
          630 Golden West Financial Corp.                                      50,406
        2,260 New York Community Bancorp, Inc.                                 65,743
        1,940 SLM Corp.                                                        75,990
                                                                        -------------
                                                                              192,139
                                                                        -------------
              BUILDING MATERIALS - 1.0%
        2,580 Home Depot, Inc.                                                 85,450
                                                                        -------------
              COMMERCIAL SERVICES - 4.7%
        1,270 Apollo Group, Inc. - Class A*                                    78,435
        1,270 Career Education Corp.*                                          86,893
        1,900 eBay, Inc.*                                                     197,942
        1,970 R. R. Donnelley & Sons Co.                                       51,496
                                                                        -------------
                                                                              414,766
                                                                        -------------
              COMMUNICATIONS - 6.3%
        3,880 Comverse Technology, Inc.*                                       58,316
        2,580 EchoStar Communications Corp. - Class A*                         89,320
        6,460 Juniper Networks*                                                79,910
        3,250 McData Corp. - Class A*                                          47,677
        5,170 Network Appliance, Inc.*                                         83,806
        7,750 Nextel Communications, Inc. - Class A*                          140,120
        5,240 Xm Satelite Radio Holdings*                                      57,902
                                                                        -------------
                                                                              557,051
                                                                        -------------
              COMPUTER PROGRAMMING SERVICES - 1.4%
        2,560 Documentum, Inc.*                                                50,355
        1,900 Mercury Interactive Corp.*                                       73,359
                                                                        -------------
                                                                              123,714
                                                                        -------------
              COMPUTER RELATED SERVICES - 2.1%
        1,900 Checkfree Corp.*                                                 52,896
        1,940 GTECH Holdings Corp.*                                     $      73,041
        2,290 NetFlix.com, Inc.*                                               58,510
                                                                        -------------
                                                                              184,447
                                                                        -------------
              COMPUTERS & INFORMATION - 5.4%
        3,880 Foundry Networks, Inc.*                                          55,872
          630 International Game Technology*                                   64,468
          970 Lexmark International, Inc.*                                     68,647
        2,570 NetScreen Technologies, Inc.*                                    57,954
        1,900 Sandisk Corp.*                                                   76,665
        1,900 Storage Technology Corp.*                                        48,906
        5,170 Western Digital Corp.*                                           53,251
          630 Zebra Technologies Corp. - Class A*                              47,370
                                                                        -------------
                                                                              473,133
                                                                        -------------
              ELECTRONICS - 4.5%
        3,240 Broadcom Corp. - Class A*                                        80,708
        2,560 Marvell Technology Group Ltd.*                                   87,987
        1,920 Nvidia Corp.*                                                    44,179
        1,900 OmniVision Technologies, Inc.*                                   59,280
        1,290 QLogic Corp.*                                                    62,346
        6,460 Taiwan Semiconductor Manufacturing Co. Ltd. - ADR*               65,117
                                                                        -------------
                                                                              399,617
                                                                        -------------
              ENTERTAINMENT & LEISURE - 1.7%
        1,320 Avid Technology, Inc.*                                           46,292
        1,940 Brunswick Corp.                                                  48,539
        3,230 Hasbro, Inc.                                                     56,493
                                                                        -------------
                                                                              151,324
                                                                        -------------
              FINANCIAL SERVICES - 4.9%
        1,270 Capital One Financial Corp.                                      62,459
        1,270 Countrywide Financial Corp.                                      88,354
        2,580 Janus Capital Group, Inc.                                        42,312
          950 Legg Mason, Inc.                                                 61,703
        1,940 Lehman Brothers Holdings, Inc.                                  128,971
        1,290 T. Rowe Price Group, Inc.                                        48,698
                                                                        -------------
                                                                              432,497
                                                                        -------------
              HEALTH CARE PROVIDERS - 2.9%
        2,580 AdvancePCS*                                                      98,633
        1,270 Anthem, Inc.*                                                    97,981
        1,290 Coventry Health Care, Inc.*                                      59,546
                                                                        -------------
                                                                              256,160
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              HEAVY CONSTRUCTION - 0.4%
          640 Hovnanian Enterprises, Inc. - Class A*                    $      37,728
                                                                        -------------
              HEAVY MACHINERY - 2.2%
        1,940 Dover Corp.                                                      58,122
        2,580 Lam Research Corp.*                                              46,982
        1,900 Pall Corp.                                                       42,750
        1,270 Smith International, Inc.*                                       46,660
                                                                        -------------
                                                                              194,514
                                                                        -------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
          650 Harman International                                             51,441
          650 Ryland Group, Inc.                                               45,110
                                                                        -------------
                                                                               96,551
                                                                        -------------
              HOUSEHOLD PRODUCTS - 0.8%
        9,690 Corning, Inc.*                                                   71,609
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 1.0%
        1,290 Danaher Corp.                                                    87,785
                                                                        -------------
              INFORMATION RETRIEVAL SERVICES - 1.9%
        1,290 Avocent Corp.*                                                   38,610
        3,880 Yahoo!, Inc.*                                                   127,109
                                                                        -------------
                                                                              165,719
                                                                        -------------
              INSURANCE - 3.6%
        1,290 Aetna, Inc.                                                      77,658
        1,580 Fidelity National Financial, Inc.                                48,601
        1,940 Health Net, Inc.*                                                63,923
        1,290 Mid Atlantic Medical Services, Inc.*                             67,467
          650 Wellpoint Health Networks*                                       54,795
                                                                        -------------
                                                                              312,444
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 2.1%
        2,580 Cablevision Systems Corp. - Class A*                             53,561
        3,230 InterActiveCorp*                                                127,811
                                                                        -------------
                                                                              181,372
                                                                        -------------
              MEDICAL SUPPLIES - 7.8%
          650 Allergan, Inc.                                                   50,115
          650 Bard (C.R.), Inc.                                                46,352
        1,280 Becton Dickinson & Co.                                           49,728
        1,940 Boston Scientific Corp.*                                        118,534
        1,650 Fisher Scientific International*                                 57,585
          970 Inamed Corp.*                                             $      52,079
        1,900 KLA - Tencor Corp.*                                              88,331
          970 Millipore Corp.*                                                 43,039
        1,940 St. Jude Medical, Inc.*                                         111,550
        1,290 Varian Medical Systems, Inc.*                                    74,265
                                                                        -------------
                                                                              691,578
                                                                        -------------
              OIL & GAS - 2.7%
        1,900 BJ Services Co.*                                                 70,984
        1,270 Burlington Resources, Inc.                                       68,669
        1,290 Patterson-UTI Energy, Inc.*                                      41,796
        2,583 XTO Energy, Inc.                                                 51,944
                                                                        -------------
                                                                              233,393
                                                                        -------------
              PHARMACEUTICALS - 13.7%
        1,940 Amgen, Inc.*                                                    128,894
        1,640 Biovail Corp.*                                                   77,178
        1,620 Celgene Corp.*                                                   49,248
        1,290 Genentech, Inc.*                                                 93,035
        1,900 Genzyme Corp.*                                                   79,420
        3,230 Gilead Sciences, Inc.*                                          179,523
        1,940 Invitrogen Corp.*                                                74,438
        2,580 Ivax Corp.*                                                      46,053
          940 Martek Biosciences Corp.*                                        40,364
        1,290 Medimmune, Inc.*                                                 46,917
        1,290 Pharmaceutical Resources, Inc.*                                  62,771
          980 Taro Pharmaceuticals Industries Ltd.*                            53,782
        2,580 Teva Pharmaceutical Industries Ltd. - ADR                       146,879
        1,910 Watson Pharmaceuticals, Inc.*                                    77,107
        1,250 Zimmer Holdings, Inc.*                                           56,313
                                                                        -------------
                                                                            1,211,922
                                                                        -------------
              PREPACKAGED SOFTWARE - 3.9%
        3,230 Citrix Systems, Inc.*                                            65,763
        1,290 Electronic Arts, Inc.*                                           95,447
          980 Fair Isaac Corp.                                                 50,421
        5,170 Micromuse, Inc.*                                                 41,308
        3,230 Veritas Software Corp.*                                          92,604
                                                                        -------------
                                                                              345,543
                                                                        -------------
              RADIO TELEPHONE COMMUNICATIONS - 1.4%
        5,170 Amdocs Ltd.*                                                    124,080
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              RESTAURANTS - 1.3%
        1,300 CBRL Group, Inc.                                          $      50,518
        1,290 P.F. Chang's China Bistro, Inc.*                                 63,481
                                                                        -------------
                                                                              113,999
                                                                        -------------
              RETAILERS - 5.2%
          980 Advanced Auto Parts, Inc.*                                       59,682
        4,520 Amazon.com, Inc.*                                               164,935
        3,230 Best Buy Co., Inc.*                                             141,862
        5,170 Dollar General Corp.                                             94,404
                                                                        -------------
                                                                              460,883
                                                                        -------------
              TELEPHONE SYSTEMS - 0.7%
        1,270 Adtran Inc.*                                                     65,138
                                                                        -------------
              TEXTILES, CLOTHING & FABRICS - 3.8%
        2,260 Coach, Inc.*                                                    112,412
        1,940 Liz Claiborne, Inc.                                       $      68,385
        2,580 Reebok International Ltd.*                                       86,765
        1,290 Timberland Co.*                                                  68,189
                                                                        -------------
                                                                              335,751
                                                                        -------------

              TOTAL INVESTMENTS - 94.2%
                (Cost $7,035,957)                                           8,307,218
              Other Assets and Liabilities
                (net) - 5.8%                                                  513,433
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   8,820,651
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 87.5%
              APPAREL RETAILERS - 1.2%
        1,135 Kohl's Corp.*                                             $      58,316
                                                                        -------------
              BANKING - 3.5%
          685 Fannie Mae                                                       46,196
        2,865 MBNA Corp.                                                       59,707
        1,695 SLM Corp.                                                        66,393
                                                                        -------------
                                                                              172,296
                                                                        -------------
              COMMERCIAL SERVICES - 4.9%
        4,375 Cendant Corp.*                                                   80,150
        1,145 eBay, Inc.*                                                     119,286
          875 Weight Watchers International, Inc.*                             39,804
                                                                        -------------
                                                                              239,240
                                                                        -------------
              COMPUTER PROGRAMMING SERVICES - 0.5%
          615 Mercury Interactive Corp.*                                       23,745
                                                                        -------------
              COMPUTERS & INFORMATION - 4.3%
        3,295 Cisco Systems, Inc.*                                             54,994
        1,110 International Game Technology*                                  113,586
          630 Lexmark International, Inc.*                                     44,585
                                                                        -------------
                                                                              213,165
                                                                        -------------
              COSMETICS & PERSONAL CARE - 4.8%
          830 Avon Products                                                    51,626
        2,095 Colgate-Palmolive Co.                                           121,405
          375 Estee Lauder Cos., Inc. - Class A                                12,574
          585 Procter & Gamble Co.                                             52,170
                                                                        -------------
                                                                              237,775
                                                                        -------------
              ELECTRONICS - 2.7%
        2,260 Maxim Integrated Products                                        77,269
        2,075 Xilinx, Inc.*                                                    52,518
                                                                        -------------
                                                                              129,787
                                                                        -------------
              ENTERTAINMENT & LEISURE - 5.8%
       24,667 Liberty Media Corp. - Class A*                                  285,151
                                                                        -------------
              FINANCIAL SERVICES - 1.9%
            9 Berkshire Hathaway, Inc. - Class B*                              21,870
        1,710 Citigroup, Inc.                                                  73,188
                                                                        -------------
                                                                               95,058
                                                                        -------------
              HEALTH CARE PROVIDERS - 2.0%
        1,965 UnitedHealth Group, Inc.                                         98,741
                                                                        -------------
              HOUSEHOLD PRODUCTS - 0.4%
          655 Tiffany & Co.                                                    21,405
                                                                        -------------
              INFORMATION RETRIEVAL SERVICES - 2.6%
        3,900 Yahoo!, Inc.*                                             $     127,764
                                                                        -------------
              INSURANCE - 5.8%
        1,625 AFLAC, Inc.                                                      49,969
        1,600 Marsh & McLennan Cos., Inc.                                      81,712
        1,835 Wellpoint Health Networks*                                      154,690
                                                                        -------------
                                                                              286,371
                                                                        -------------
              LODGING - 1.8%
        2,050 Mandalay Resort Group                                            65,293
          710 Starwood Hotels & Resorts World                                  20,299
                                                                        -------------
                                                                               85,592
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 11.4%
        6,025 Clear Channel Communications*                                   255,400
        7,000 Viacom, Inc. - Class B*                                         305,620
                                                                        -------------
                                                                              561,020
                                                                        -------------
              MEDICAL SUPPLIES - 9.2%
        1,935 Alcon, Inc.                                                      88,430
        1,705 Biomet, Inc.                                                     48,865
        1,160 Boston Scientific Corp.*                                         70,876
        5,065 Medtronics, Inc.                                                242,968
                                                                        -------------
                                                                              451,139
                                                                        -------------
              OIL & GAS - 2.3%
        1,195 Anadarko Petroleum Corp.                                         53,142
          585 EOG Resources, Inc.                                              24,476
          900 Nabors Industries Ltd.*                                          35,595
                                                                        -------------
                                                                              113,213
                                                                        -------------
              PHARMACEUTICALS - 13.5%
        2,760 Amgen, Inc.*                                                    183,374
          925 Cardinal Health, Inc.                                            59,478
        2,355 Forest Laboratories - Class A*                                  128,936
        2,005 Genentech, Inc.*                                                144,601
          560 Genzyme Corp.*                                                   23,408
          555 Johnson & Johnson                                                28,694
          815 Novartis AG - ADR                                                32,445
        1,095 Teva Pharmaceutical Industries Ltd. - ADR                        62,338
                                                                        -------------
                                                                              663,274
                                                                        -------------
              PREPACKAGED SOFTWARE - 3.8%
        3,130 Check Point Software Technologies Ltd.*                          61,192

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              PREPACKAGED SOFTWARE (CONTINUED)
          905 Electronic Arts, Inc.*                                    $      66,961
        2,100 Veritas Software Corp.*                                          60,207
                                                                        -------------
                                                                              188,360
                                                                        -------------
              RESTAURANTS - 0.8%
          945 Krispy Kreme Doughnuts, Inc.*                                    38,915
                                                                        -------------
              RETAILERS - 4.3%
          970 Advanced Auto Parts, Inc.*                                       59,073
        2,145 Amazon.com, Inc.*                                                78,271
        3,935 Staples, Inc.*                                                   72,207
                                                                        -------------
                                                                              209,551
                                                                        -------------

              TOTAL INVESTMENTS - 87.5%
                (Cost $3,804,121)                                           4,299,878
              Other Assets and Liabilities
                (net) - 12.5%                                                 612,384
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   4,912,262
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

EQUITY GROWTH FUND
ADVISED BY: VAN KAMPEN
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 96.2%
              APPAREL RETAILERS - 1.0%
        2,300 Abercrombie & Fitch Co. - Class A*                        $      65,343
        1,050 Kohl's Corp.*                                                    53,949
          800 Limited, Inc.                                                    12,400
                                                                        -------------
                                                                              131,692
                                                                        -------------
              BANKING - 3.5%
        2,750 American Express Co.                                            114,977
        4,300 Bank of New York Co., Inc.                                      123,625
        1,500 Fifth Third Bancorp                                              86,010
        2,775 Wells Fargo Co.                                                 139,860
                                                                        -------------
                                                                              464,472
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 5.5%
        4,575 Altria Group, Inc.                                              207,888
        1,400 Anheuser-Busch Cos., Inc.                                        71,470
        4,775 Coca-Cola Co.                                                   221,608
        1,500 Kraft Foods, Inc. - Class A                                      48,825
        3,800 Pepsico, Inc.                                                   169,100
                                                                        -------------
                                                                              718,891
                                                                        -------------
              BUILDING MATERIALS - 2.1%
        5,900 Home Depot, Inc.                                                195,408
        1,800 Lowe's Cos.                                                      77,310
                                                                        -------------
                                                                              272,718
                                                                        -------------
              COMMERCIAL SERVICES - 1.2%
        1,000 eBay, Inc.*                                                     104,180
        1,200 Weight Watchers International, Inc.*                             54,588
                                                                        -------------
                                                                              158,768
                                                                        -------------
              COMMUNICATIONS - 1.7%
        2,000 EchoStar Communications Corp. - Class A*                         69,240
        2,600 Juniper Networks*                                                32,162
        2,500 Qualcomm, Inc.                                                   89,375
          800 UTStarcom, Inc.*                                                 28,456
                                                                        -------------
                                                                              219,233
                                                                        -------------
              COMPUTER PROGRAMMING SERVICES - 0.1%
          500 Mercury Interactive Corp.*                                       19,305
                                                                        -------------
              COMPUTERS & INFORMATION - 6.3%
       19,350 Cisco Systems, Inc.*                                            322,951
        6,150 Dell Computer Corp.*                                            196,554
        3,500 EMC Corp.*                                                       36,645
        1,700 Emulex Corp.*                                                    38,709
        3,500 Hewlett-Packard Co.                                              74,550
        1,550 International Business Machines Corp.                           127,875
        1,600 Jabil Circuit, Inc.*                                      $      35,360
          900 Seagate Technology, Inc.*                                             0
                                                                        -------------
                                                                              832,644
                                                                        -------------
              COSMETICS & PERSONAL CARE - 3.3%
        1,500 Colgate-Palmolive Co.                                            86,925
        2,400 Gillette Co.                                                     76,464
        3,025 Procter & Gamble Co.                                            269,770
                                                                        -------------
                                                                              433,159
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 1.2%
        1,500 Automatic Data Processing                                        50,790
        2,425 First Data Corp.                                                100,492
                                                                        -------------
                                                                              151,282
                                                                        -------------
              ELECTRONICS - 6.1%
        3,100 Altera Corp.*                                                    50,840
        2,200 Analog Devices, Inc.*                                            76,604
        1,200 Broadcom Corp. - Class A*                                        29,892
       16,425 Intel Corp.                                                     341,377
        2,775 Linear Technology Corp.                                          89,383
        2,300 Maxim Integrated Products                                        78,637
        1,000 Novellus Systems, Inc.*                                          36,621
        5,375 Texas Instruments, Inc.                                          94,600
                                                                        -------------
                                                                              797,954
                                                                        -------------
              FINANCIAL SERVICES - 5.2%
       11,214 Citigroup, Inc.                                                 479,959
          900 Goldman Sachs Group, Inc.                                        75,375
        1,550 JP Morgan Chase & Co.                                            52,979
        7,400 Schwab (Charles) Corp.                                           74,666
                                                                        -------------
                                                                              682,979
                                                                        -------------
              HEALTH CARE PROVIDERS - 1.4%
        1,400 Health Management Associates, Inc. - Class A                     25,830
        3,200 UnitedHealth Group, Inc.                                        160,800
                                                                        -------------
                                                                              186,630
                                                                        -------------
              HEAVY MACHINERY - 1.9%
        7,025 Applied Materials, Inc.*                                        111,417
        1,875 Baker Hughes, Inc.                                               62,944
        2,010 Smith International, Inc.*                                       73,847
                                                                        -------------
                                                                              248,208
                                                                        -------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.8%
       17,250 General Electric Co.                                            494,730
                                                                        -------------
              HOUSEHOLD PRODUCTS - 0.2%
          900 Tiffany & Co.                                                    29,412
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 1.9%
        1,950 3M Co.                                                          251,511
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              INFORMATION RETRIEVAL SERVICES - 0.4%
        1,700 Yahoo!, Inc.*                                             $      55,692
                                                                        -------------
              INSURANCE - 2.6%
        2,900 AFLAC, Inc.                                                      89,175
        4,550 American International Group                                    251,069
                                                                        -------------
                                                                              340,244
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 5.5%
        4,925 Clear Channel Communications*                                   208,771
        3,750 Comcast Corp. - Class A*                                        113,175
          700 Gannett Co., Inc.                                                53,767
        2,425 InterActiveCorp*                                                 95,957
        2,475 Univision Communications, Inc. - Class A*                        75,240
        3,900 Viacom, Inc. - Class B*                                         170,274
                                                                        -------------
                                                                              717,184
                                                                        -------------
              MEDICAL SUPPLIES - 2.3%
          850 Boston Scientific Corp.*                                         51,935
        3,825 Medtronics, Inc.                                                183,485
        1,200 St. Jude Medical, Inc.*                                          69,000
                                                                        -------------
                                                                              304,420
                                                                        -------------
              OIL & GAS - 2.3%
        1,300 BJ Services Co.*                                                 48,568
        7,075 Exxon Mobil Corp.                                               254,063
                                                                        -------------
                                                                              302,631
                                                                        -------------
              PHARMACEUTICALS - 18.2%
        3,200 Abbott Laboratories                                             140,032
        1,200 AmerisourceBergen Corp.                                          83,220
        4,685 Amgen, Inc.*                                                    311,271
        2,200 Bristol-Myers Squibb Co.                                         59,730
        1,200 Celgene Corp.*                                                   36,480
        1,000 Forest Laboratories - Class A*                                   54,750
        1,450 Gilead Sciences, Inc.*                                           80,591
        6,075 Johnson & Johnson                                               314,078
        2,275 Lilly (Eli) & Co.                                               156,907
        3,375 Merck & Co., Inc.                                               204,356
       21,475 Pfizer, Inc.                                                    733,371
        4,500 Wyeth                                                           204,975
                                                                        -------------
                                                                            2,379,761
                                                                        -------------
              PREPACKAGED SOFTWARE - 9.3%
        1,200 Adobe Systems, Inc.                                       $      38,484
       34,900 Microsoft Corp.                                                 893,789
       13,200 Oracle Corp.*                                                   158,664
        1,100 Peoplesoft, Inc.*                                                19,349
        1,700 Siebel Systems, Inc.*                                            16,218
          950 Symantec Corp.*                                                  41,667
        1,750 Veritas Software Corp.*                                          50,173
                                                                        -------------
                                                                            1,218,344
                                                                        -------------
              RESTAURANTS - 0.9%
        2,100 McDonald's Corp.                                                 46,326
        2,300 Yum! Brands, Inc.*                                               67,988
                                                                        -------------
                                                                              114,314
                                                                        -------------
              RETAILERS - 6.8%
        1,875 Bed Bath & Beyond, Inc.*                                         72,769
        3,300 Costco Wholesale Corp.*                                         120,780
        2,300 Dollar Tree Stores, Inc.*                                        72,979
        2,500 Target Corp.                                                     94,600
        2,400 TJX Cos., Inc.                                                   45,216
        1,900 Walgreen Co.                                                     57,190
        8,025 Wal-Mart Stores, Inc.                                           430,702
                                                                        -------------
                                                                              894,236
                                                                        -------------
              TELEPHONE SYSTEMS - 1.5%
        4,100 AT&T Wireless Services, Inc.*                                    33,661
        4,000 Verizon Communications                                          157,800
                                                                        -------------
                                                                              191,461
                                                                        -------------

              TOTAL INVESTMENTS - 96.2%
                (Cost $12,040,268)                                         12,611,875
              Other Assets and Liabilities
                (net) - 3.8%                                                  491,470
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $  13,103,345
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 95.3%
              ADVERTISING - 1.6%
        1,050 Getty Images, Inc.*                                       $      43,365
          530 Lamar Advertising Co.*                                           18,661
          340 Monster Worldwide, Inc.*                                          6,708
          670 Omnicom Group                                                    48,039
                                                                        -------------
                                                                              116,773
                                                                        -------------
              AEROSPACE & DEFENSE - 0.5%
          940 Goodrich (B.F.) Co.                                              19,740
          226 Northrop Grumman Corp.                                           19,502
                                                                        -------------
                                                                               39,242
                                                                        -------------
              AIRLINES - 0.2%
        1,170 Delta Air Lines, Inc.                                            17,176
                                                                        -------------
              APPAREL RETAILERS - 1.1%
          440 Aeropostale, Inc.*                                                9,451
        1,406 Limited, Inc.                                                    21,793
          130 Nordstrom, Inc.                                                   2,538
          690 Ross Stores, Inc.                                                29,491
          740 Too, Inc.*                                                       14,985
                                                                        -------------
                                                                               78,258
                                                                        -------------
              AUTOMOTIVE - 0.8%
          490 American Axle & Manufacturing Holdings, Inc.*                    11,711
          300 BorgWarner, Inc.                                                 19,320
        1,110 Keystone Automotive Industries, Inc.*                            20,269
          210 Winnebago Industries, Inc.                                        7,959
                                                                        -------------
                                                                               59,259
                                                                        -------------
              BANKING - 6.2%
        1,000 Bank of Hawaii Corp.                                             33,150
        1,000 Banknorth Group, Inc.                                            25,520
          110 City National Corp.                                               4,902
        1,080 Commerce Bancorp, Inc.                                           40,068
          240 Greenpoint Financial Corp.                                       12,226
        1,660 Huntington Bancshares, Inc.                                      32,403
          270 M&T Bank Corp.                                                   22,739
          105 MBNA Corp.                                                        2,188
          580 National Commerce Financial Corp.                                12,870
          900 Northern Trust Corp.                                             37,611
          500 Peoples Bank Bridgeport                                          14,495
          500 Popular Inc.                                                     19,295
          540 SLM Corp.                                                        21,152
        1,680 SouthTrust Corp.                                                 45,696
        3,340 Sovereign Bancorp, Inc.                                   $      52,271
        2,470 Synovus Financial Corp.                                          53,105
          710 Valley National Bank                                             18,708
                                                                        -------------
                                                                              448,399
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 2.0%
          800 Dean Foods Co.*                                                  25,200
          500 J. M. Smucker Co.                                                19,945
          190 McCormick & Co., Inc.                                             5,168
        1,800 Safeway, Inc.*                                                   36,828
          680 Tyson Foods, Inc. - Class A                                       7,222
        1,130 UST, Inc.                                                        39,584
          180 Wrigley (Wm.) Jr. Co.                                            10,121
                                                                        -------------
                                                                              144,068
                                                                        -------------
              BUILDING MATERIALS - 0.3%
          560 Fastenal Co.                                                     19,006
                                                                        -------------
              CHEMICALS - 2.7%
          360 Avery Dennison Corp.                                             18,072
        1,120 Cytec Industries, Inc.*                                          37,856
          690 Ferro Corp.                                                      15,546
          570 Georgia Gulf Corp.                                               11,286
        1,370 Lyondell Chemical Co.                                            18,536
        2,510 Millennium Chemicals, Inc.                                       23,870
          900 PolyOne Corp.                                                     4,005
        1,060 Praxair, Inc.                                                    63,706
                                                                        -------------
                                                                              192,877
                                                                        -------------
              COAL - 0.2%
          400 Peabody Energy Corp.                                             13,436
                                                                        -------------
              COMMERCIAL SERVICES - 4.8%
          500 Cephalon, Inc.*                                                  20,580
        2,400 Concord EFS, Inc.*                                               35,328
          400 Corinthian Colleges, Inc.*                                       19,428
          800 DeVry, Inc.*                                                     18,632
          140 Dun & Bradstreet Corp.*                                           5,754
        1,830 Equifax, Inc.                                                    47,580
          620 Fluor Corp.                                                      20,857
           25 Hudson Highland Group, Inc.*                                        475
        1,960 IKON Office Solutions, Inc.                                      17,444
          680 Labor Ready, Inc.*                                                4,876
        1,410 Manpower, Inc.                                                   52,297
          210 Monro Muffler, Inc.*                                              5,935
          860 National Processing, Inc.*                                       13,829
        1,660 Republic Services, Inc.*                                         37,632

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
        1,310 Robert Half International, Inc.*                          $      24,811
          710 Tech Data Corp.*                                                 18,964
                                                                        -------------
                                                                              344,422
                                                                        -------------
              COMMUNICATIONS - 0.9%
        1,260 American Tower Corp. - Class A*                                  11,151
        2,090 Comverse Technology, Inc.*                                       31,413
          310 Harris Corp.                                                      9,315
          960 Polycom, Inc.*                                                   13,306
                                                                        -------------
                                                                               65,185
                                                                        -------------
              COMPUTER INTEGRATED SYSTEMS DESIGN - 1.6%
        1,000 Autodesk, Inc.                                                   16,160
        1,290 Cadence Design Systems, Inc.*                                    15,557
          910 Computer Sciences Corp.*                                         34,689
          170 Radisys Corp.*                                                    2,244
          690 Reynolds & Reynolds Co. - Class A                                19,706
          440 Synopsys, Inc.*                                                  27,214
                                                                        -------------
                                                                              115,570
                                                                        -------------
              COMPUTER RELATED SERVICES - 0.3%
          500 GTECH Holdings Corp.*                                            18,825
                                                                        -------------
              COMPUTER SOFTWARE & PROCESSING - 0.1%
          320 Ingram Micro, Inc. - Class A*                                     3,520
                                                                        -------------
              COMPUTERS & INFORMATION - 2.5%
        1,900 Apple Computer, Inc.*                                            36,328
          270 Diebold, Inc.                                                    11,677
          380 International Game Technology*                                   38,885
          500 Lexmark International, Inc.*                                     35,385
          200 NetScreen Technologies, Inc.*                                     4,510
          900 Storage Technology Corp.*                                        23,166
        2,550 Symbol Technologies, Inc.                                        33,175
                                                                        -------------
                                                                              183,126
                                                                        -------------
              CONTAINERS & PACKAGING - 0.5%
        1,930 Owens-Illinois, Inc.*                                            26,576
          640 Packaging Corp of America*                                       11,795
                                                                        -------------
                                                                               38,371
                                                                        -------------
              COSMETICS & PERSONAL CARE - 0.1%
           80 Avon Products                                                     4,976
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 1.0%
          600 Affiliated Computer Services, Inc. - Class A*                    27,438
          900 BISYS Group, Inc.*                                        $      16,533
          880 Ceridian Corp.*                                                  14,934
        1,810 Intercept Group, Inc.*                                           15,132
                                                                        -------------
                                                                               74,037
                                                                        -------------
              ELECTRIC UTILITIES - 6.8%
        1,320 Ameren Corp.                                                     58,212
          880 Cinergy Corp.                                                    32,375
        3,560 Citizens Communications Co.*                                     45,888
          270 Dominion Resources, Inc.                                         17,353
          690 DTE Energy Co.                                                   26,662
          350 Entergy Corp.                                                    18,473
        1,180 FirstEnergy Corp.                                                45,371
        1,510 KeySpan Corp.                                                    53,529
        1,280 NiSource, Inc.                                                   24,320
        2,000 PG&E Corp.*                                                      42,300
        3,200 Reliant Resources, Inc.*                                         19,616
          890 SCANA Corp.                                                      30,509
        1,500 TXU Corp.                                                        33,675
        1,230 Westar Energy, Inc.                                              19,963
          890 Wisconsin Energy Corp.                                           25,810
                                                                        -------------
                                                                              494,056
                                                                        -------------
              ELECTRONICS - 3.5%
          380 Amphenol Corp. - Class A*                                        17,792
        2,970 Avnet, Inc.*                                                     37,660
        1,660 Broadcom Corp. - Class A*                                        41,351
          600 Cymer, Inc.*                                                     18,936
          890 Fairchild Semiconductor Corp. - Class A*                         11,383
          680 Intersil Holding Corp.*                                          18,095
          600 Marvell Technology Group Ltd.*                                   20,622
        1,190 National Semiconductor Corp.*                                    23,467
          940 Nvidia Corp.*                                                    21,629
          120 QLogic Corp.*                                                     5,800
        2,700 Sanmina Corp.*                                                   17,037
        1,580 Vishay Intertechnology, Inc.*                                    20,856
                                                                        -------------
                                                                              254,628
                                                                        -------------
              ENTERTAINMENT & LEISURE - 0.4%
          300 Harrah's Entertainment, Inc.*                                    12,072
          480 SCP Pool Corp.*                                                  16,512
                                                                        -------------
                                                                               28,584
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES - 7.3%
        1,140 Apartment Investment &
                Management Co. - Class A REIT                           $      39,444
          550 Avalonbay Communities, Inc. REIT                                 23,452
          480 Bear Stearns Cos., Inc.                                          34,762
           17 Berkshire Hathaway, Inc. - Class B*                              41,310
          600 Boston Properties, Inc. REIT                                     26,280
          500 CBL & Associates Properties, Inc. REIT                           21,500
          500 Countrywide Financial Corp.                                      34,785
        1,480 Duke Realty Corp. REIT                                           40,774
        1,190 Equity Residential REIT                                          30,880
          810 Federated Investors, Inc. - Class B                              22,210
          370 General Growth Properties, Inc. REIT                             23,103
          640 Hospitality Properties Trust REIT                                20,000
          420 Lehman Brothers Holdings, Inc.                                   27,922
          840 Prologis Trust REIT                                              22,932
          770 Public Storage, Inc. REIT                                        26,080
          730 Reckson Associates Realty Corp. REIT                             15,228
          180 Simon Property Group, Inc. REIT                                   7,025
          320 T. Rowe Price Group, Inc.                                        12,080
          610 Vornado Realty Trust REIT                                        26,596
        1,180 Waddell & Reed Financial, Inc. - Class A                         30,291
                                                                        -------------
                                                                              526,654
                                                                        -------------
              FOOD RETAILERS - 0.3%
          400 Whole Foods Market, Inc.*                                        19,012
                                                                        -------------
              FOREST PRODUCTS & PAPER - 1.1%
          510 Bowater, Inc.                                                    19,099
        2,780 Pactiv Corp.*                                                    54,794
          170 Temple-Inland, Inc.                                               7,295
                                                                        -------------
                                                                               81,188
                                                                        -------------
              HEALTH CARE PROVIDERS - 2.8%
          850 Accredo Health, Inc.*                                            18,530
          330 Anthem, Inc.*                                                    25,459
        1,780 Community Health Systems, Inc.*                                  34,336
          500 Coventry Health Care, Inc.*                                      23,080
          700 Edwards Lifesciences Corp.*                                      22,498
        1,340 Health Management Associates, Inc. - Class A                     24,723
        1,600 Humana Inc.*                                              $      24,160
          810 Universal Health Services - Class B*                             32,092
                                                                        -------------
                                                                              204,878
                                                                        -------------
              HEAVY CONSTRUCTION - 0.7%
          540 Centex Corp.                                                     42,007
           80 Lennar Corp. - Class A                                            5,720
            8 Lennar Corp. - Class B                                              550
                                                                        -------------
                                                                               48,277
                                                                        -------------
              HEAVY MACHINERY - 3.4%
        1,420 AGCO Corp.*                                                      24,254
          380 American Standard Cos.*                                          28,093
          370 Baker Hughes, Inc.                                               12,421
          670 Grainger (W.W.), Inc.                                            31,329
          660 Grant Prideco, Inc.*                                              7,755
          300 Kennametal, Inc.                                                 10,152
          360 Lam Research Corp.*                                               6,556
          140 NACCO Industries, Inc. - Class A                                  8,252
          240 National-Oilwell, Inc.*                                           5,280
        1,030 Parker Hannifin Corp.                                            43,250
        1,100 Pentair, Inc.                                                    42,966
          690 Smith International, Inc.*                                       25,351
                                                                        -------------
                                                                              245,659
                                                                        -------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.1%
        1,320 D.R. Horton, Inc.                                                37,092
          200 HON Industries, Inc.                                              6,100
          460 KB Home                                                          28,511
        1,650 Leggett & Platt, Inc.                                            33,825
          350 Ryland Group, Inc.                                               24,290
          750 Standard-Pacific Corp.                                           24,870
                                                                        -------------
                                                                              154,688
                                                                        -------------
              HOUSEHOLD PRODUCTS - 0.8%
          700 Fortune Brands, Inc.                                             36,540
          670 Snap-On, Inc.                                                    19,450
                                                                        -------------
                                                                               55,990
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 0.1%
          100 Danaher Corp.                                                     6,805
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              INFORMATION RETRIEVAL SERVICES - 0.6%
           93 Choicepoint, Inc.*                                        $       3,210
        1,190 Yahoo!, Inc.*                                                    38,984
                                                                        -------------
                                                                               42,194
                                                                        -------------
              INSURANCE - 6.3%
          400 ACE Ltd.                                                         13,716
        1,000 Aetna, Inc.                                                      60,200
          160 Allmerica Financial Corp.*                                        2,878
          280 AMBAC Financial Group, Inc.                                      18,550
          380 Berkley (Wr) Corp.                                               20,026
          460 Cincinnati Financial Corp.                                       17,061
          837 Fidelity National Financial, Inc.                                25,746
          570 Hartford Financial Services Group                                28,705
        1,190 HCC Insurance Holdings, Inc.                                     35,188
          960 Lincoln National Corp.                                           34,205
           70 Markel Corp.*                                                    17,920
        1,350 MBIA, Inc.                                                       65,812
        1,130 Old Republic International Corp.                                 38,725
        1,270 Radian Group, Inc.                                               46,545
          890 St. Paul Cos.                                                    32,494
                                                                        -------------
                                                                              457,771
                                                                        -------------
              LODGING - 0.0%
           70 Marriott International, Inc. - Class A                            2,689
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 3.4%
          780 Banta Corp.                                                      25,249
          250 Belo (A.H.) Corp. - Series A                                      5,590
          260 Cablevision Systems Corp. - Class A*                              5,398
          710 Clear Channel Communications*                                    30,097
          280 Comcast Corp. - Special Class A*                                  8,072
          200 Emmis Communications Corp.*                                       4,590
        1,630 Fox Entertainment Group, Inc. - Class A*                         46,911
          500 Radio One, Inc. - Class D*                                        8,885
          660 Scripps (E.W.) Co.                                               58,555
          900 Univision Communications, Inc. - Class A*                        27,360
        1,400 Vivendi Universal SA - ADR*                                      25,816
                                                                        -------------
                                                                              246,523
                                                                        -------------
              MEDICAL SUPPLIES - 4.7%
          500 Allergan, Inc.                                                   38,550
          330 Bard (C.R.), Inc.                                                23,532
        1,100 Becton Dickinson & Co.                                    $      42,735
        1,280 Biomet, Inc.                                                     36,685
          370 Dentsply International, Inc.                                     15,133
          150 Eaton Corp.                                                      11,791
        1,090 KLA - Tencor Corp.*                                              50,674
          350 Millipore Corp.*                                                 15,529
          840 St. Jude Medical, Inc.*                                          48,300
          800 Steris Corp.*                                                    18,472
          500 Teradyne, Inc.*                                                   8,655
        1,430 Thermo Electron Corp.*                                           30,059
                                                                        -------------
                                                                              340,115
                                                                        -------------
              METALS - 2.4%
          920 Alcan, Inc.                                                      28,787
          670 Engelhard Corp.                                                  16,596
        1,740 Freeport-McMoran Copper & Gold, Inc. - Class B                   42,630
          980 Goldcorp, Inc.                                                   11,760
        1,350 Masco Corp.                                                      32,197
          400 Nucor Corp.                                                      19,540
          500 Phelps Dodge Corp.*                                              19,170
                                                                        -------------
                                                                              170,680
                                                                        -------------
              OIL & GAS - 6.4%
          604 Apache Corp.                                                     39,296
          550 BJ Services Co.*                                                 20,548
          650 Burlington Resources, Inc.                                       35,145
          812 Devon Energy Corp.                                               43,361
        1,100 Ensco International, Inc.                                        29,590
        1,120 Equitable Resources, Inc.                                        45,629
          710 Kinder Morgan, Inc.                                              38,801
          650 Noble Corp.*                                                     22,295
          790 Pioneer Natural Resources Co.*                                   20,619
        1,100 Pride International, Inc.*                                       20,702
          500 Rowan Cos., Inc.*                                                11,200
        1,670 Suncor Energy, Inc.                                              31,313
          480 Talisman Energy, Inc.                                            22,008
          950 Valero Energy Corp.                                              34,514
          820 Weatherford International Ltd.*                                  34,358
          740 XTO Energy, Inc.                                                 14,881
                                                                        -------------
                                                                              464,260
                                                                        -------------
              PHARMACEUTICALS - 4.4%
          620 AmerisourceBergen Corp.                                          42,997
          600 Angiotech Pharmaceuticals, Inc.*                                 24,444
          770 Biogen, Inc.*                                                    29,260

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
          500 Biovail Corp.*                                            $      23,530
          530 Charles River Laboratories International, Inc.*                  17,055
          640 Gilead Sciences, Inc.*                                           35,571
          500 Idec Pharmaceuticals Corp.*                                      17,000
          140 Invitrogen Corp.*                                                 5,372
        1,000 Ivax Corp.*                                                      17,850
        1,480 McKesson Corp.                                                   52,895
          560 Medimmune, Inc.*                                                 20,367
          400 Shire Pharmaceuticals Plc - ADR*                                  7,880
          600 Watson Pharmaceuticals, Inc.*                                    24,222
                                                                        -------------
                                                                              318,443
                                                                        -------------
              PREPACKAGED SOFTWARE - 2.7%
          720 Activision, Inc.*                                                 9,302
        1,880 Adobe Systems, Inc.                                              60,292
        2,420 Citrix Systems, Inc.*                                            49,271
        2,910 Compuware Corp.*                                                 16,791
        1,400 Legato Systems, Inc.*                                            11,746
        1,210 Network Associates, Inc.*                                        15,343
        1,960 Quest Software, Inc.*                                            23,324
          410 Veritas Software Corp.*                                          11,755
                                                                        -------------
                                                                              197,824
                                                                        -------------
              REAL ESTATE - 0.3%
          860 Catellus Development Corp.*                                      18,920
                                                                        -------------
              RESTAURANTS - 1.0%
          670 Darden Restaurants, Inc.                                         12,717
          410 Outback Steakhouse, Inc.                                         15,990
          920 Wendy's International, Inc.                                      26,652
          460 Yum! Brands, Inc.*                                               13,598
                                                                        -------------
                                                                               68,957
                                                                        -------------
              RETAILERS - 3.4%
          555 Best Buy Co., Inc.*                                              24,376
        1,840 Big Lots, Inc.*                                                  27,674
        1,070 Borders Group, Inc.*                                             18,843
        1,160 CVS Corp.                                                        32,515
          790 Dollar Tree Stores, Inc.*                                        25,067
        2,410 Office Depot, Inc.*                                              34,969
          770 PETCO Animal Supplies, Inc.*                                     16,740
        1,690 PETsSMART, Inc.*                                                 28,172
        4,700 Rite Aid Corp.*                                           $      20,915
        1,440 Saks, Inc.*                                                      13,968
                                                                        -------------
                                                                              243,239
                                                                        -------------
              TELEPHONE SYSTEMS - 1.2%
          890 CenturyTel, Inc.                                                 31,017
        5,360 Qwest Communications International*                              25,621
        4,800 Sprint Corp. (PCS Group)*                                        27,600
                                                                        -------------
                                                                               84,238
                                                                        -------------
              TEXTILES, CLOTHING & FABRICS - 0.2%
          230 Mohawk Industries, Inc.*                                         12,772
                                                                        -------------
              TRANSPORTATION - 1.5%
          320 Canadian National Railway Co.                                    15,443
          630 CSX Corp.                                                        18,957
        1,130 Fleetwood Enterprises, Inc.*                                      8,362
        1,800 Norfolk Southern Corp.                                           34,560
          720 Sabre Holdings Corp.                                             17,748
          500 United Defense Industries, Inc.*                                 12,970
                                                                        -------------
                                                                              108,040
                                                                        -------------
              WATER COMPANIES - 0.1%
          135 Philadelphia Suburban Corp.                                       3,291
                                                                        -------------
              TOTAL COMMON STOCKS
                (Cost $6,667,751)                                       $   6,876,901
                                                                        -------------
              MUTUAL FUNDS - 3.8%
              FINANCIAL SERVICES - 3.8%
        4,900 iShares Russell Midcap Index Fund
                (Cost $277,574)                                         $     272,489
                                                                        -------------

              TOTAL INVESTMENTS - 99.1%
                (Cost $6,945,325)                                           7,149,390
              Other Assets and Liabilities
                (net) - 0.9%                                                   68,064
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   7,217,454
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              REIT - Real Estate Investment Trust
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 97.8%
              ADVERTISING - 2.0%
       24,450 Interpublic Group Cos., Inc.                              $     327,141
                                                                        -------------
              AEROSPACE & DEFENSE - 2.8%
       22,520 Goodrich (B.F.) Co.                                             472,920
                                                                        -------------
              BANKING - 5.4%
        9,990 Compass Bancshares, Inc.                                        348,951
       35,220 Sovereign Bancorp, Inc.                                         551,193
                                                                        -------------
                                                                              900,144
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 1.7%
       14,300 Pepsi Bottling Group, Inc.                                      286,286
                                                                        -------------
              CHEMICALS - 2.2%
       36,940 Hercules, Inc.*                                                 365,706
                                                                        -------------
              COMMERCIAL SERVICES - 12.2%
       66,000 Bearingpoint, Inc.*                                             636,900
       15,140 Equifax, Inc.                                                   393,640
        9,230 Manpower, Inc.                                                  342,341
       31,080 Monsanto Co.                                                    672,571
                                                                        -------------
                                                                            2,045,452
                                                                        -------------
              COMPUTER INTEGRATED SYSTEMS DESIGN - 2.9%
       40,590 Cadence Design Systems, Inc.*                                   489,515
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 4.3%
       17,210 BISYS Group, Inc.*                                              316,148
       22,390 IMS Health, Inc.                                                402,796
                                                                        -------------
                                                                              718,944
                                                                        -------------
              ELECTRIC UTILITIES - 6.6%
       11,730 Entergy Corp.                                                   619,109
       11,500 PPL Corp.                                                       494,500
                                                                        -------------
                                                                            1,113,609
                                                                        -------------
              ELECTRONICS - 3.4%
       87,610 Advanced Micro Devices*                                         561,580
                                                                        -------------
              FINANCIAL SERVICES - 2.5%
       12,380 Edwards (A.G.), Inc.                                            423,396
                                                                        -------------
              FOREST PRODUCTS & PAPER - 2.1%
        8,170 Temple-Inland, Inc.                                             350,575
                                                                        -------------
              INSURANCE - 12.4%
       18,550 ACE Ltd.                                                        636,079
       23,520 AON Corp.                                                       566,362
        6,190 Arthur J. Gallagher & Co.                                       168,368
        7,800 Chubb Corp.                                               $     468,000
       18,340 Ohio Casualty Corp.*                                            241,721
                                                                        -------------
                                                                            2,080,530
                                                                        -------------
              LODGING - 2.7%
       15,640 Starwood Hotels & Resorts World                                 447,148
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 5.6%
        3,580 Dow Jones & Co., Inc.                                           154,047
       24,840 Reuters Group Plc - ADR                                         436,687
       11,400 Scholastic Corp.*                                               339,492
                                                                        -------------
                                                                              930,226
                                                                        -------------
              MEDICAL SUPPLIES - 2.7%
       12,180 Bausch & Lomb, Inc.                                             456,750
                                                                        -------------
              METALS - 2.7%
       13,870 Hubbell, Inc. - Class B                                         459,097
                                                                        -------------
              OIL & GAS - 10.0%
       15,300 GlobalSantaFe Corp.                                             357,102
       16,420 Newfield Exploration Co.*                                       616,571
       18,630 Transocean Sedco Forex, Inc.*                                   409,301
        7,820 Valero Energy Corp.                                             284,101
                                                                        -------------
                                                                            1,667,075
                                                                        -------------
              PHARMACEUTICALS - 6.9%
       29,170 Ivax Corp.*                                                     520,684
       15,610 Watson Pharmaceuticals, Inc.*                                   630,176
                                                                        -------------
                                                                            1,150,860
                                                                        -------------
              RETAILERS - 3.9%
        9,750 Borders Group, Inc.*                                            171,698
       12,050 Zale Corp.*                                                     482,000
                                                                        -------------
                                                                              653,698
                                                                        -------------
              TRANSPORTATION - 2.8%
       18,880 Sabre Holdings Corp.                                            465,392
                                                                        -------------

              TOTAL INVESTMENTS - 97.8%
                (Cost $14,655,664)                                         16,366,044
              Other Assets and Liabilities
                (net) - 2.2%                                                  374,923
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $  16,740,967
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CAPITAL GROWTH FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 94.5%
              ADVERTISING - 0.3%
          800 Lamar Advertising Co.*                                    $      28,168
                                                                        -------------
              AEROSPACE & DEFENSE - 0.4%
          500 Lockheed Martin Corp.                                            23,785
          400 Raytheon Co.                                                     13,136
                                                                        -------------
                                                                               36,921
                                                                        -------------
              BANKING - 7.7%
        2,000 Bank of America Corp.                                           158,060
          800 Bank of New York Co., Inc.                                       23,000
        3,500 Fannie Mae                                                      236,040
        6,050 MBNA Corp.                                                      126,082
          600 SLM Corp.                                                        23,502
        2,200 State Street Corp.                                               86,680
        2,200 Wells Fargo Co.                                                 110,880
                                                                        -------------
                                                                              764,244
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 5.4%
        3,200 Coca-Cola Co.                                                   148,512
        5,760 Pepsico, Inc.                                                   256,320
        2,400 Wrigley (Wm.) Jr. Co.                                           134,952
                                                                        -------------
                                                                              539,784
                                                                        -------------
              BUILDING MATERIALS - 0.4%
        1,000 Lowe's Cos.                                                      42,950
                                                                        -------------
              CHEMICALS - 0.9%
        2,200 Du Pont (E.I.) de Nemours                                        91,608
                                                                        -------------
              COMMERCIAL SERVICES - 2.6%
        9,300 Cendant Corp.*                                                  170,376
          400 Moody's Corp.                                                    21,084
          700 Paychex, Inc.                                                    20,517
        1,100 Valassis Communications, Inc.*                                   28,292
          600 Waste Management, Inc.                                           14,454
                                                                        -------------
                                                                              254,723
                                                                        -------------
              COMMUNICATIONS - 2.6%
        5,700 Crown Castle International Corp.*                                44,289
        3,100 EchoStar Communications Corp. - Class A*                        107,322
        2,840 Qualcomm, Inc.                                                  101,530
                                                                        -------------
                                                                              253,141
                                                                        -------------
              COMPUTERS & INFORMATION - 6.1%
       12,500 Cisco Systems, Inc.*                                            208,625
        5,900 Dell Computer Corp.*                                            188,564
        8,800 EMC Corp.*                                                $      92,136
        1,400 International Business Machines Corp.                           115,500
                                                                        -------------
                                                                              604,825
                                                                        -------------
              COSMETICS & PERSONAL CARE - 4.1%
        1,400 Avon Products                                                    87,080
        2,100 Colgate-Palmolive Co.                                           121,695
        1,900 Gillette Co.                                                     60,534
        1,500 Procter & Gamble Co.                                            133,770
                                                                        -------------
                                                                              403,079
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 2.3%
          600 Automatic Data Processing                                        20,316
        4,900 First Data Corp.                                                203,056
                                                                        -------------
                                                                              223,372
                                                                        -------------
              ELECTRONICS - 4.2%
        1,600 Energizer Holdings, Inc.*                                        50,240
       11,200 Intel Corp.                                                     232,781
        5,300 Texas Instruments, Inc.                                          93,280
        1,400 Xilinx, Inc.*                                                    35,434
                                                                        -------------
                                                                              411,735
                                                                        -------------
              ENTERTAINMENT & LEISURE - 1.5%
          500 Harrah's Entertainment, Inc.*                                    20,120
        8,700 Liberty Media Corp. - Class A*                                  100,572
        2,200 Metro-Goldwyn-Mayer, Inc.*                                       27,324
                                                                        -------------
                                                                              148,016
                                                                        -------------
              FINANCIAL SERVICES - 5.7%
        5,600 Citigroup, Inc.                                                 239,680
        3,900 Freddie Mac                                                     198,003
          700 Merrill Lynch & Co.                                              32,676
          800 Morgan Stanley                                                   34,200
        6,550 Schwab (Charles) Corp.                                           66,089
                                                                        -------------
                                                                              570,648
                                                                        -------------
              FOREST PRODUCTS & PAPER - 1.0%
        1,600 International Paper Co.                                          57,168
          800 Weyerhaeuser Co.                                                 43,200
                                                                        -------------
                                                                              100,368
                                                                        -------------
              HEAVY MACHINERY - 0.2%
          300 United Technologies Corp.                                        21,249
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.9%
       10,100 General Electric Co.                                      $     289,668
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 1.0%
          800 3M Co.                                                          103,184
                                                                        -------------
              INFORMATION RETRIEVAL SERVICES - 1.7%
       10,450 AOL Time Warner, Inc.*                                          168,140
                                                                        -------------
              INSURANCE - 3.0%
        2,100 AMBAC Financial Group, Inc.                                     139,125
        2,900 American International Group                                    160,022
                                                                        -------------
                                                                              299,147
                                                                        -------------
              LODGING - 1.6%
        2,900 Marriott International, Inc. - Class A                          111,418
        1,800 Starwood Hotels & Resorts World                                  51,462
                                                                        -------------
                                                                              162,880
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 7.4%
        2,862 Cablevision Systems Corp. - Class A*                             59,415
        3,276 Clear Channel Communications*                                   138,870
          800 Cox Communications, Inc. - Class A*                              25,520
          600 Gannett Co., Inc.                                                46,086
          200 Mcgraw-Hill Cos., Inc.                                           12,400
        1,500 New York Times Co. - Class A                                     68,250
        3,500 Univision Communications, Inc. - Class A*                       106,400
        6,436 Viacom, Inc. - Class B*                                         280,996
                                                                        -------------
                                                                              737,937
                                                                        -------------
              OIL & GAS - 5.4%
          600 Anadarko Petroleum Corp.                                         26,682
          420 Apache Corp.                                                     27,325
        1,585 ChevronTexaco Corp.                                             114,437
        9,520 Exxon Mobil Corp.                                               341,863
          600 Schlumberger Ltd.                                                28,542
                                                                        -------------
                                                                              538,849
                                                                        -------------
              PHARMACEUTICALS - 12.6%
        1,400 Amgen, Inc.*                                                     93,016
        2,900 Bristol-Myers Squibb Co.                                         78,735
        4,300 Johnson & Johnson                                               222,310
        2,700 Lilly (Eli) & Co.                                         $     186,219
        1,600 Merck & Co., Inc.                                                96,880
       10,525 Pfizer, Inc.                                                    359,429
        2,500 Schering-Plough Corp.                                            46,500
        3,600 Wyeth                                                           163,980
                                                                        -------------
                                                                            1,247,069
                                                                        -------------
              PREPACKAGED SOFTWARE - 6.0%
        1,900 Intuit, Inc.*                                                    84,607
       18,500 Microsoft Corp.                                                 473,785
        3,500 Oracle Corp.*                                                    42,070
                                                                        -------------
                                                                              600,462
                                                                        -------------
              RETAILERS - 4.8%
        1,000 Dollar Tree Stores, Inc.*                                        31,730
        1,300 Family Dollar Stores                                             49,595
        1,100 Walgreen Co.                                                     33,110
        6,800 Wal-Mart Stores, Inc.                                           364,956
                                                                        -------------
                                                                              479,391
                                                                        -------------
              TELEPHONE SYSTEMS - 1.8%
        3,500 SBC Communications, Inc.                                         89,425
        2,164 Verizon Communications                                           85,370
                                                                        -------------
                                                                              174,795
                                                                        -------------
              TRANSPORTATION - 0.9%
        3,700 Sabre Holdings Corp.                                             91,205
                                                                        -------------
              TOTAL COMMON STOCKS
                (Cost $10,502,303)                                      $   9,387,558
                                                                        -------------
              MUTUAL FUNDS - 4.4%
              FINANCIAL SERVICES - 4.4%
        4,500 S&P 500 Depositary Receipt
                (Cost $436,102)                                         $     439,335
                                                                        -------------

              TOTAL INVESTMENTS - 98.9%
                (Cost $10,938,405)                                          9,826,893
              Other Assets and Liabilities
                (net) - 1.1%                                                  106,237
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   9,933,130
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 97.9%
              ADVERTISING - 1.2%
        1,100 Omnicom Group                                             $      78,870
                                                                        -------------
              AEROSPACE & DEFENSE - 0.8%
        1,150 Lockheed Martin Corp.                                            54,705
                                                                        -------------
              APPAREL RETAILERS - 1.2%
        2,400 Gap, Inc.                                                        45,024
          750 Kohl's Corp.*                                                    38,535
                                                                        -------------
                                                                               83,559
                                                                        -------------
              AUTOMOTIVE - 0.2%
          350 Harley-Davidson, Inc.                                            13,951
                                                                        -------------
              BANKING - 9.1%
        2,300 American Express Co.                                             96,163
        1,950 Bank of America Corp.                                           154,108
        1,800 Fannie Mae                                                      121,392
        1,300 Fifth Third Bancorp                                              74,542
        1,650 SLM Corp.                                                        64,630
        2,100 Wells Fargo Co.                                                 105,840
                                                                        -------------
                                                                              616,675
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 3.4%
        1,100 Anheuser-Busch Cos., Inc.                                        56,155
        1,100 Coca-Cola Co.                                                    51,051
        1,250 Pepsico, Inc.                                                    55,625
        2,400 Sysco Corp.                                                      72,096
                                                                        -------------
                                                                              234,927
                                                                        -------------
              BUILDING MATERIALS - 1.7%
        3,600 Home Depot, Inc.                                                119,232
                                                                        -------------
              CHEMICALS - 0.9%
          900 Air Products & Chemicals, Inc.                                   37,440
          500 Du Pont (E.I.) de Nemours                                        20,820
                                                                        -------------
                                                                               58,260
                                                                        -------------
              COMMERCIAL SERVICES - 1.4%
          700 Apollo Group, Inc. - Class A*                                    43,232
          350 eBay, Inc.*                                                      36,463
          400 H&R Block, Inc.                                                  17,300
                                                                        -------------
                                                                               96,995
                                                                        -------------
              COMMUNICATIONS - 0.4%
        1,600 Nokia Oyj - ADR                                                  26,288
                                                                        -------------
              COMPUTERS & INFORMATION - 5.8%
        9,700 Cisco Systems, Inc.*                                            161,893
        3,700 Dell Computer Corp.*                                            118,252
        1,450 Hewlett-Packard Co.                                       $      30,885
        1,050 International Business Machines Corp.                            86,625
                                                                        -------------
                                                                              397,655
                                                                        -------------
              COSMETICS & PERSONAL CARE - 3.1%
        1,300 Colgate-Palmolive Co.                                            75,335
        1,550 Procter & Gamble Co.                                            138,229
                                                                        -------------
                                                                              213,564
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 2.1%
        2,200 First Data Corp.                                                 91,168
        1,500 Fiserv, Inc.*                                                    53,415
                                                                        -------------
                                                                              144,583
                                                                        -------------
              ELECTRIC UTILITIES - 1.7%
          550 Dominion Resources, Inc.                                         35,348
          600 FPL Group, Inc.                                                  40,110
        1,300 Southern Co.                                                     40,508
                                                                        -------------
                                                                              115,966
                                                                        -------------
              ELECTRONICS - 4.8%
        1,900 Analog Devices, Inc.*                                            66,158
        3,900 Intel Corp.                                                      81,058
        1,600 Linear Technology Corp.                                          51,536
          900 Maxim Integrated Products                                        30,771
        1,300 Novellus Systems, Inc.*                                          47,607
        2,000 Xilinx, Inc.*                                                    50,620
                                                                        -------------
                                                                              327,750
                                                                        -------------
              FINANCIAL SERVICES - 9.0%
        5,700 Citigroup, Inc.                                                 243,960
        1,200 Goldman Sachs Group, Inc.                                       100,500
        2,700 JP Morgan Chase & Co.                                            92,286
        1,900 Merrill Lynch & Co.                                              88,692
        2,000 Morgan Stanley                                                   85,500
                                                                        -------------
                                                                              610,938
                                                                        -------------
              HEALTH CARE PROVIDERS - 1.9%
        1,150 HCA - The Healthcare Co.                                         36,846
        1,900 UnitedHealth Group, Inc.                                         95,475
                                                                        -------------
                                                                              132,321
                                                                        -------------
              HEAVY MACHINERY - 2.4%
        4,700 Applied Materials, Inc.*                                         74,542
        1,250 United Technologies Corp.                                        88,538
                                                                        -------------
                                                                              163,080
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.1%
        7,350 General Electric Co.                                      $     210,798
                                                                        -------------
              INSURANCE - 2.1%
        1,750 American International Group                                     96,565
        1,400 Prudential Financial, Inc.                                       47,110
                                                                        -------------
                                                                              143,675
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 2.8%
        1,500 Clear Channel Communications*                                    63,585
        2,850 Viacom, Inc. - Class B*                                         124,431
                                                                        -------------
                                                                              188,016
                                                                        -------------
              MEDICAL SUPPLIES - 6.0%
          950 Allergan, Inc.                                                   73,245
        1,400 Boston Scientific Corp.*                                         85,540
        1,050 KLA - Tencor Corp.*                                              48,815
        2,300 Medtronics, Inc.                                                110,331
        1,600 Microchip Technology, Inc.                                       39,408
          850 St. Jude Medical, Inc.*                                          48,875
                                                                        -------------
                                                                              406,214
                                                                        -------------
              METALS - 0.5%
        1,400 Alcoa, Inc.                                                      35,700
                                                                        -------------
              OIL & GAS - 5.1%
        1,300 Ensco International, Inc.                                        34,970
        5,650 Exxon Mobil Corp.                                               202,892
        1,100 Nabors Industries Ltd.*                                          43,505
        1,400 Schlumberger Ltd.                                                66,598
                                                                        -------------
                                                                              347,965
                                                                        -------------
              PHARMACEUTICALS - 12.3%
        2,200 Amgen, Inc.*                                                    146,168
          700 Cardinal Health, Inc.                                            45,010
        1,300 Forest Laboratories - Class A*                                   71,175
        3,000 Johnson & Johnson                                               155,100
        7,300 Pfizer, Inc.                                                    249,295
        2,200 Wyeth                                                           100,210
        1,600 Zimmer Holdings, Inc.*                                           72,080
                                                                        -------------
                                                                              839,038
                                                                        -------------
              PREPACKAGED SOFTWARE - 5.8%
        9,400 Microsoft Corp.                                                 240,734
        7,100 Oracle Corp.*                                                    85,342
        2,400 Veritas Software Corp.*                                          68,808
                                                                        -------------
                                                                              394,884
                                                                        -------------
              RADIO TELEPHONE COMMUNICATIONS - 0.7%
        2,400 Vodafone Group Plc - ADR                                  $      47,160
                                                                        -------------
              RETAILERS - 5.6%
        1,950 Bed Bath & Beyond, Inc.*                                         75,680
        1,800 Staples, Inc.*                                                   33,030
        1,500 Target Corp.                                                     56,760
        4,000 Wal-Mart Stores, Inc.                                           214,680
                                                                        -------------
                                                                              380,150
                                                                        -------------
              TELEPHONE SYSTEMS - 1.1%
          800 Bellsouth Corp.                                                  21,304
        2,000 SBC Communications, Inc.                                         51,100
                                                                        -------------
                                                                               72,404
                                                                        -------------
              TEXTILES, CLOTHING & FABRICS - 0.5%
          600 NIKE, Inc. - Class B                                             32,094
                                                                        -------------
              TRANSPORTATION - 1.2%
          900 Canadian National Railway Co.                                    43,434
        1,200 Carnival Corp.                                                   39,012
                                                                        -------------
                                                                               82,446
                                                                        -------------
              TOTAL COMMON STOCKS
                (Cost $6,580,993)                                       $   6,669,863
                                                                        -------------

     PAR
    VALUE
-------------
              SHORT TERM INSTRUMENTS - 0.7%
              U.S. GOVERNMENT - 0.7%
       50,000 U.S. Treasury Bill, 0.805%, due 09/18/03
                (Cost $49,912)                                          $      49,912
                                                                        -------------

              TOTAL INVESTMENTS - 98.6%
                (Cost $6,630,905)                                           6,719,775
              Other Assets and Liabilities (net) - 1.4%                        94,402
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $   6,814,177
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 92.7%
              AEROSPACE & DEFENSE - 1.4%
        7,100 Honeywell International, Inc.                             $     190,635
                                                                        -------------
              APPAREL RETAILERS - 0.5%
        3,700 Gap, Inc.                                                        69,412
                                                                        -------------
              BANKING - 11.5%
        3,800 American Express Co.                                            158,878
        2,200 Bank of America Corp.                                           173,866
        7,200 Bank of New York Co., Inc.                                      207,000
        6,500 Fleet Boston Financial Corp.                                    193,115
        8,400 MBNA Corp.                                                      175,056
        8,000 U.S. Bancorp                                                    196,000
        4,100 Wachovia Corp.                                                  163,836
        4,000 Washington Mutual, Inc.                                         165,200
        3,300 Wells Fargo Co.                                                 166,320
                                                                        -------------
                                                                            1,599,271
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 6.2%
        8,700 Altria Group, Inc.                                              395,328
        2,800 Kraft Foods, Inc. - Class A                                      91,140
        3,800 RJ Reynolds Tobacco Holdings, Inc.                              141,398
       11,400 Safeway, Inc.*                                                  233,244
                                                                        -------------
                                                                              861,110
                                                                        -------------
              BUILDING MATERIALS - 1.5%
        6,200 Home Depot, Inc.                                                205,344
                                                                        -------------
              CHEMICALS - 0.9%
        4,200 Dow Chemical Co.                                                130,032
                                                                        -------------
              COMMERCIAL SERVICES - 0.6%
        3,400 Waste Management, Inc.                                           81,906
                                                                        -------------
              COMMUNICATIONS - 4.6%
        9,500 Comverse Technology, Inc.*                                      142,785
       60,100 Lucent Technologies, Inc.*                                      122,003
       18,900 Motorola, Inc.                                                  178,227
       12,300 Nokia Oyj - ADR                                                 202,089
                                                                        -------------
                                                                              645,104
                                                                        -------------
              COMPUTER INTEGRATED SYSTEMS DESIGN - 1.9%
       13,700 3Com Corp.*                                                      64,116
       43,200 Sun Microsystems, Inc.*                                         198,720
                                                                        -------------
                                                                              262,836
                                                                        -------------
              COMPUTERS & INFORMATION - 3.1%
       14,800 Hewlett-Packard Co.                                       $     315,240
       32,600 Solectron Corp.*                                                121,924
                                                                        -------------
                                                                              437,164
                                                                        -------------
              ELECTRIC UTILITIES - 2.8%
        8,400 NiSource, Inc.                                                  159,600
        3,900 Progress Energy, Inc.                                           171,210
        3,900 XCEL Energy, Inc.                                                58,656
                                                                        -------------
                                                                              389,466
                                                                        -------------
              ELECTRONICS - 1.0%
          400 ASML Holding NV*                                                  3,824
        1,000 Intel Corp.                                                      20,784
        6,700 LSI Logic Corp.*                                                 47,436
        5,800 Micron Technology, Inc.*                                         67,454
                                                                        -------------
                                                                              139,498
                                                                        -------------
              ENTERTAINMENT & LEISURE - 3.4%
       20,900 Liberty Media Corp. - Class A*                                  241,604
        9,200 News Corp. Ltd. - ADR                                           230,460
                                                                        -------------
                                                                              472,064
                                                                        -------------
              FINANCIAL SERVICES - 8.2%
        7,500 Equity Office Properties Trust REIT                             202,575
          300 Freddie Mac                                                      15,231
        2,100 Goldman Sachs Group, Inc.                                       175,875
        5,200 JP Morgan Chase & Co.                                           177,736
        5,000 Merrill Lynch & Co.                                             233,400
        3,600 Morgan Stanley                                                  153,900
        7,100 Waddell & Reed Financial, Inc. - Class A                        182,257
                                                                        -------------
                                                                            1,140,974
                                                                        -------------
              FOOD RETAILERS - 1.2%
       10,100 Kroger Co.*                                                     168,468
                                                                        -------------
              FOREST PRODUCTS & PAPER - 3.2%
        5,800 International Paper Co.                                         207,234
        4,700 Kimberly-Clark Corp.                                            245,058
                                                                        -------------
                                                                              452,292
                                                                        -------------
              HEALTH CARE PROVIDERS - 1.9%
        5,600 HCA - The Healthcare Co.                                        179,424
        7,300 Tenet Healthcare Corp.*                                          85,045
                                                                        -------------
                                                                              264,469
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              HEAVY MACHINERY - 1.3%
        2,600 United Technologies Corp.                                 $     184,158
                                                                        -------------
              HOUSEHOLD PRODUCTS - 0.7%
        2,000 Fortune Brands, Inc.                                            104,400
                                                                        -------------
              INSURANCE - 5.7%
        4,200 American International Group                                    231,756
        2,400 Hartford Financial Services Group                               120,864
        2,700 Loews Corp.                                                     127,683
        4,000 St. Paul Cos.                                                   146,040
        1,200 Willis Group Holdings Ltd.                                       36,900
        1,600 XL Capital Ltd. - Class A                                       132,800
                                                                        -------------
                                                                              796,043
                                                                        -------------
              LODGING - 0.7%
        3,000 MGM Mirage, Inc.*                                               102,540
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 2.0%
        4,561 Comcast Corp - Class A*                                         137,651
        4,700 Comcast Corp - Special Class A*                                 135,501
                                                                        -------------
                                                                              273,152
                                                                        -------------
              METALS - 1.8%
        9,700 Alcoa, Inc.                                                     247,350
                                                                        -------------
              OIL & GAS - 9.0%
        5,400 BP Plc - ADR                                                    226,908
        2,800 ChevronTexaco Corp.                                             202,160
        6,400 Ensco International, Inc.                                       172,160
        4,500 GlobalSantaFe Corp.                                             105,030
        3,500 Royal Dutch Petroleum Co.                                       163,170
        2,400 Total S.A.                                                      181,920
        9,600 Transocean Sedco Forex, Inc.*                                   210,912
                                                                        -------------
                                                                            1,262,260
                                                                        -------------
              PHARMACEUTICALS - 5.9%
        5,100 Bristol-Myers Squibb Co.                                        138,465
        9,000 Pfizer, Inc.                                              $     307,350
       10,400 Schering-Plough Corp.                                           193,440
        4,100 Wyeth                                                           186,755
                                                                        -------------
                                                                              826,010
                                                                        -------------
              PREPACKAGED SOFTWARE - 0.6%
        2,900 Veritas Software Corp.*                                          83,143
                                                                        -------------
              RESTAURANTS - 2.1%
       13,100 McDonald's Corp.                                                288,986
                                                                        -------------
              RETAILERS - 2.9%
        5,000 Federated Department Stores                                     184,250
        5,700 Target Corp.                                                    215,688
                                                                        -------------
                                                                              399,938
                                                                        -------------
              TELEPHONE COMMUNICATIONS, EXCL. RADIO - 0.8%
        5,600 AT&T Corp.                                                      107,800
                                                                        -------------
              TELEPHONE SYSTEMS - 5.3%
       27,000 AT&T Wireless Services, Inc.*                                   221,670
        9,000 SBC Communications, Inc.                                        229,950
        7,400 Verizon Communications                                          291,930
                                                                        -------------
                                                                              743,550
                                                                        -------------

              TOTAL INVESTMENTS - 92.7%
                (Cost $12,799,643)                                         12,929,375
              Other Assets and Liabilities (net) - 7.3%                     1,021,686
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $  13,951,061
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              REIT - Real Estate Investment Trust
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 93.1%
              ADVERTISING - 5.3%
       24,400 Interpublic Group Cos., Inc.                              $     326,472
        5,150 Omnicom Group                                                   369,255
                                                                        -------------
                                                                              695,727
                                                                        -------------
              AEROSPACE & DEFENSE - 1.4%
        6,900 Honeywell International, Inc.                                   185,265
                                                                        -------------
              APPAREL RETAILERS - 2.6%
       18,050 Gap, Inc.                                                       338,618
                                                                        -------------
              BANKING - 8.0%
        3,600 Bank of America Corp.                                           284,508
       10,050 Bank of New York Co., Inc.                                      288,937
        6,350 Bank One Corp.                                                  236,093
        3,500 Fannie Mae                                                      236,040
                                                                        -------------
                                                                            1,045,578
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 0.9%
        5,550 Safeway, Inc.*                                                  113,553
                                                                        -------------
              COMMERCIAL SERVICES - 8.1%
       17,300 Cendant Corp.*                                                  316,936
        6,200 H&R Block, Inc.                                                 268,150
        5,300 Robert Half International, Inc.*                                100,382
       15,350 Waste Management, Inc.                                          369,781
                                                                        -------------
                                                                            1,055,249
                                                                        -------------
              COMMUNICATIONS - 1.9%
        6,650 Koninklijke (Royal) Philips Electronics NV - ADR                127,081
       13,500 Motorola, Inc.                                                  127,305
                                                                        -------------
                                                                              254,386
                                                                        -------------
              DATA PROCESSING AND PREPARATION - 6.5%
       15,200 Ceridian Corp.*                                                 257,944
        8,100 First Data Corp.                                                335,664
       14,200 IMS Health, Inc.                                                255,458
                                                                        -------------
                                                                              849,066
                                                                        -------------
              ELECTRONICS - 2.0%
        7,300 Novellus Systems, Inc.*                                         267,333
                                                                        -------------
              ENTERTAINMENT & LEISURE - 2.6%
       12,500 Disney (Walt) Co.                                         $     246,875
        5,000 Mattel, Inc.                                                     94,600
                                                                        -------------
                                                                              341,475
                                                                        -------------
              FINANCIAL SERVICES - 10.6%
        8,600 Citigroup, Inc.                                                 368,080
        7,890 Janus Capital Group, Inc.                                       129,396
        8,590 JP Morgan Chase & Co.                                           293,606
        7,250 Merrill Lynch & Co.                                             338,430
        6,000 Morgan Stanley                                                  256,500
                                                                        -------------
                                                                            1,386,012
                                                                        -------------
              FOOD RETAILERS - 2.3%
       18,050 Kroger Co.*                                                     301,074
                                                                        -------------
              HEALTH CARE PROVIDERS - 3.8%
        7,500 HCA - The Healthcare Co.                                        240,300
        5,000 UnitedHealth Group, Inc.                                        251,250
                                                                        -------------
                                                                              491,550
                                                                        -------------
              HEAVY MACHINERY - 4.8%
        3,600 American Standard Cos.*                                         266,148
       12,950 Applied Materials, Inc.*                                        205,387
        3,800 Parker Hannifin Corp.                                           159,562
                                                                        -------------
                                                                              631,097
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 3.8%
       25,900 Tyco International Ltd.                                         491,582
                                                                        -------------
              INSURANCE - 4.4%
        8,650 ACE Ltd.                                                        296,608
        2,700 MGIC Investment Corp.                                           125,928
        4,250 Radian Group, Inc.                                              155,763
                                                                        -------------
                                                                              578,299
                                                                        -------------
              LODGING - 1.6%
        7,350 Starwood Hotels & Resorts World                                 210,137
                                                                        -------------
              MEDICAL SUPPLIES - 2.5%
       11,050 Waters Corp.*                                                   321,887
                                                                        -------------
              METALS - 2.0%
       10,750 Masco Corp.                                                     256,388
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS - 6.6%
        8,750 Ensco International, Inc.                                 $     235,375
        3,400 Nabors Industries Ltd.*                                         134,470
       10,450 Transocean Sedco Forex, Inc.*                                   229,587
        6,300 Weatherford International Ltd.*                                 263,970
                                                                        -------------
                                                                              863,402
                                                                        -------------
              PHARMACEUTICALS - 4.7%
        9,350 McKesson Corp.                                                  334,169
        6,300 Wyeth                                                           286,965
                                                                        -------------
                                                                              621,134
                                                                        -------------
              PREPACKAGED SOFTWARE - 4.1%
       24,200 Computer Associates International, Inc.                   $     539,176
                                                                        -------------
              RETAILERS - 2.6%
        9,050 Target Corp.                                                    342,452
                                                                        -------------

              TOTAL INVESTMENTS - 93.1%
                (Cost $11,475,859)                                      $  12,180,440
              Other Assets and Liabilities (net) - 6.9%                       898,818
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $  13,079,258
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              ADR - American Depository Receipt
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
-------------                                                           -------------
              COMMON STOCKS - 64.8%
              ADVERTISING - 1.4%
        3,800 Omnicom Group                                             $     272,460
                                                                        -------------
              BANKING - 4.1%
       14,700 Bank of New York Co., Inc.                                      422,625
        3,400 Fannie Mae                                                      229,296
        3,600 Washington Mutual, Inc.                                         148,680
                                                                        -------------
                                                                              800,601
                                                                        -------------
              BEVERAGES, FOOD & TOBACCO - 2.6%
        7,000 Altria Group, Inc.                                              318,080
        5,500 Kraft Foods, Inc. - Class A                                     179,025
                                                                        -------------
                                                                              497,105
                                                                        -------------
              COMMERCIAL SERVICES - 1.1%
        9,000 Waste Management, Inc.                                          216,810
                                                                        -------------
              COMMUNICATIONS - 0.4%
       24,100 JDS Uniphase Corp.*                                              84,591
                                                                        -------------
              COMPUTER SOFTWARE & PROCESSING - 2.5%
       22,100 Electronic Data Systems Corp.                                   474,045
                                                                        -------------
              COMPUTERS & INFORMATION - 3.1%
       11,000 Cisco Systems, Inc.*                                            183,590
       40,400 EMC Corp.*                                                      422,988
                                                                        -------------
                                                                              606,578
                                                                        -------------
              COSMETICS & PERSONAL CARE - 0.9%
        5,600 Gillette Co.                                                    178,416
                                                                        -------------
              ELECTRIC UTILITIES - 0.9%
        9,050 NiSource, Inc.                                                  171,950
                                                                        -------------
              ELECTRONICS - 5.4%
       14,500 Flextronics International Ltd.*                                 150,655
       70,300 General Motors Corp. - Class H*                                 900,543
                                                                        -------------
                                                                            1,051,198
                                                                        -------------
              ENTERTAINMENT & LEISURE - 0.7%
        7,200 Disney (Walt) Co.                                               142,200
                                                                        -------------
              FINANCIAL SERVICES - 8.6%
       11,300 Citigroup, Inc.                                                 483,640
       15,500 Freddie Mac                                                     786,935
       11,300 JP Morgan Chase & Co.                                           386,234
                                                                        -------------
                                                                            1,656,809
                                                                        -------------
              FOREST PRODUCTS & PAPER - 1.4%
        7,500 International Paper Co.                                         267,975
                                                                        -------------
              HEALTH CARE PROVIDERS - 1.1%
       18,200 Tenet Healthcare Corp.*                                         212,030
                                                                        -------------
              HEAVY MACHINERY - 1.9%
       22,900 Applied Materials, Inc.*                                        363,194
                                                                        -------------
              INDUSTRIAL - DIVERSIFIED - 1.8%
       18,500 Tyco International Ltd.                                   $     351,130
                                                                        -------------
              INSURANCE - 3.0%
        3,500 American International Group                                    193,130
       29,500 UnumProvident Corp.                                             395,595
                                                                        -------------
                                                                              588,725
                                                                        -------------
              MEDIA - BROADCASTING & PUBLISHING - 1.6%
        7,400 Clear Channel Communications*                                   313,686
                                                                        -------------
              METALS - 5.5%
       22,200 Alcan, Inc.                                                     694,638
       10,500 Inco Ltd.*                                                      221,970
        2,900 Nucor Corp.                                                     141,665
                                                                        -------------
                                                                            1,058,273
                                                                        -------------
              OIL & GAS - 2.7%
        6,900 Anadarko Petroleum Corp.                                        306,843
        5,300 Nabors Industries Ltd.*                                         209,615
                                                                        -------------
                                                                              516,458
                                                                        -------------
              PHARMACEUTICALS - 5.4%
        7,600 McKesson Corp.                                                  271,624
       16,900 Pfizer, Inc.                                                    577,135
        4,100 Wyeth                                                           186,755
                                                                        -------------
                                                                            1,035,514
                                                                        -------------
              RETAILERS - 6.2%
       26,400 Dollar General Corp.                                            482,064
       14,400 Office Depot, Inc.*                                             208,944
       15,200 Sears, Roebuck and Co.                                          511,328
                                                                        -------------
                                                                            1,202,336
                                                                        -------------
              TRANSPORTATION - 2.5%
       14,800 Carnival Corp.                                                  481,148
                                                                        -------------
              TOTAL COMMON STOCKS
                (Cost $11,069,491)                                      $  12,543,232
                                                                        -------------

    PAR
   VALUE
-------------
              DEBT OBLIGATIONS - 26.7%
              CORPORATE DEBT - 13.6%
      105,000 AOL Time Warner Inc., 5.625%, due 05/01/05                      111,529
       50,000 AT&T Corp., 6.5%, due 11/15/06                                   55,661
       15,000 AT&T Corp., 7.3%, due 11/15/11                                   17,179
       50,000 AT&T Wireless Services, Inc., 7.35%, due 03/01/06                56,148
       80,000 Bear Stearns Co., 6.25%, due 07/15/05                            87,011
       25,000 Boeing Capital Corp., 6.5%, due 02/15/12                         28,240

   The accompanying notes are an integral part of these financial statements.

    PAR                                                                     VALUE
   VALUE                                                                   (NOTE 1)
-------------                                                           -------------
              DEBT OBLIGATIONS (CONTINUED)
              CORPORATE DEBT (CONTINUED)
       40,000 Cendant Corp., 6.875%, due 08/15/06                       $      44,780
       45,000 CIT Group, Inc., 7.125%, due 10/15/04                            47,944
       50,000 CIT Group, Inc., 7.75%, due 04/02/12                             59,716
       50,000 Citigroup, Inc., 6%, due 02/21/12                                56,976
      275,000 Conseco Finance Trust III, 8.796%, due 04/01/27                   6,187
       70,000 DaimlerChrysler NA Holding Corp., 3.4%, due 12/15/04             70,683
       50,000 FirstEnergy Corp., 5.5%, due 11/15/06                            53,649
       15,000 Ford Motor Co., 7.45%, due 07/16/31                              13,779
       75,000 Ford Motor Credit, 6.125%, due  01/09/06                         77,956
       30,000 General Dynamics Corp., 2.125%, due 05/15/06                     30,425
       55,000 General Electric Capital Corp., 6%, due 06/15/12                 62,192
      125,000 General Motors Acceptance Corp., 6.75%, due 01/15/06            132,783
       75,000 Goldman Sachs Group Inc., 5.7%, due 09/01/12                     82,546
       25,000 Goodyear Tire & Rubber, 7.857%, due 08/15/11                     18,375
       75,000 Household Finance Corp., 7%, due 05/15/12                        88,925
       35,000 International Lease Finance Corp., 5.54%, due 03/21/05           36,790
       70,000 John Deere Capital Corp., 3.125%, due 12/15/05                   72,065
       25,000 News America Holdings, 9.25%, due 02/01/13                       33,441
      275,000 Qwest Corp. 144A, 8.875%, due 03/15/12                          308,687
       55,000 Raytheon Co., 8.2%, due 03/01/06                                 63,495
       55,000 Safeway Store, 7.25%, due 09/15/04                               58,459
       35,000 SBC Communications Inc., 5.75%, due 05/02/06                     38,685
       50,000 Sears Roebuck Acceptance Corp., 6.7%, due 04/15/12               56,524
      120,000 Sprint Capital Corp., 8.375%, due  03/15/12                     143,954
       60,000 Tenet Healthcare Corp., 5%, due 07/01/07                         56,400
       80,000 Tenet Healthcare Corp., 6.5%, due 06/01/12                $      74,600
       60,000 Tenet Healthcare Corp., 6.875%, due 11/15/31                     53,100
       90,000 Verizon Global Funding Corp., 6.75%, due 12/01/05               100,495
       50,000 Verizon Global Funding Corp., 7.375%, due 09/01/12               61,112
       85,000 Walt Disney Co, 7.3%, due 02/08/05                               92,344
       25,000 Waste Management, Inc., 6.5%, due 11/15/08                       28,616
      145,000 Weyerhaeuser Co, 5.5%, due 03/15/05                             153,461
                                                                        -------------
                                                                            2,634,912
                                                                        -------------
              U.S. GOVERNMENT - 13.1%
       25,000 Fannie Mae, 6.25%, due 02/01/11                                  28,875
      181,158 U.S. Treasury Inflation Indexed
                Bond, 3.375%, due 01/15/12*                                   205,020
      362,450 U.S. Treasury Inflation Indexed
                Bond, 3.375%, due 04/15/32*                                   438,904
      592,609 U.S. Treasury Inflation Indexed
                Bond, 3.875%, due 04/15/29*                                   756,225
    1,100,000 U.S. Treasury Note, 2.75%, due
                09/30/03                                                    1,105,501
                                                                        -------------
                                                                            2,534,525
                                                                        -------------

              TOTAL DEBT OBLIGATIONS
                (Cost $5,001,939)                                       $   5,169,437
                                                                        -------------

              TOTAL INVESTMENTS - 91.5%
                (Cost $16,071,430)                                         17,712,669
              Other Assets and Liabilities (net) - 8.5%                     1,650,393
                                                                        -------------
              TOTAL NET ASSETS - 100.0%                                 $  19,363,062
                                                                        =============

              NOTES TO THE PORTFOLIO OF INVESTMENTS:
              144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2003, the securities were valued at $308,687 or 1.6% of net assets.
              * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

                                                  EMERGING         AGGRESSIVE         CAPITAL
                                               GROWTH EQUITY         GROWTH         APPRECIATION
                                                    FUND              FUND              FUND
                                               --------------    --------------    --------------
ASSETS:
  Investments, at value (Note 1)*              $    6,755,423    $    8,307,218    $    4,299,878
  Cash                                                214,623           991,888           581,366
  Receivable from:
    Securities sold                                   151,296           102,890            44,080
    Dividends and Interest                                215               933             1,042
    Manager (Note 2)                                    9,383             5,823             9,558
    Broker (Note 2)                                        --               808                23
  Prepaid insurance                                       396               275               233
                                               --------------    --------------    --------------
      Total assets                                  7,131,336         9,409,835         4,936,180
                                               --------------    --------------    --------------
LIABILITIES:
  Payable for:
    Securities purchased                              128,323           557,149                --
  ACCRUED EXPENSES:
    Management fees (Note 2)                               --                --                --
    Other                                              24,356            32,035            23,918
                                               --------------    --------------    --------------
      Total liabilities                               152,679           589,184            23,918
                                               --------------    --------------    --------------
NET ASSETS                                     $    6,978,657    $    8,820,651    $    4,912,262
                                               ==============    ==============    ==============
NET ASSETS CONSIST OF:
  Paid-in capital                              $   12,134,601    $    8,816,741    $    5,286,423
  Undistributed net investment income (loss)          (32,566)          (29,391)          (15,605)
  Accumulated net realized gain (loss) on
    investments                                    (6,034,664)       (1,237,960)         (854,313)
  Net unrealized appreciation (depreciation)
    on investments                                    911,286         1,271,261           495,757
                                               --------------    --------------    --------------
NET ASSETS                                     $    6,978,657    $    8,820,651    $    4,912,262
                                               ==============    ==============    ==============
SHARES OUTSTANDING                                  1,244,529         1,161,062           597,358
                                               ==============    ==============    ==============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                   $         5.61    $         7.60    $         8.22
                                               ==============    ==============    ==============
*Cost of investments                           $    5,844,137    $    7,035,957    $    3,804,121

                                                   EQUITY         DIVERSIFIED         MID CAP
                                                   GROWTH           MID-CAP            VALUE
                                                    FUND              FUND              FUND
                                               --------------    --------------    --------------
ASSETS:
  Investments, at value (Note 1)*              $   12,611,875    $    7,149,390    $   16,366,044
  Cash                                                478,264           125,403           466,418
  Receivable from:
    Securities sold                                   305,807            45,390                --
    Dividends and Interest                              3,938             8,843            26,472
    Manager (Note 2)                                   15,285             8,658                --
    Broker (Note 2)                                       886                76             1,856
  Prepaid insurance                                     1,967               417               736
                                               --------------    --------------    --------------
      Total assets                                 13,418,022         7,338,177        16,861,526
                                               --------------    --------------    --------------
LIABILITIES:
  Payable for:
    Securities purchased                              276,463            90,149            83,718
  ACCRUED EXPENSES:
    Management fees (Note 2)                               --                --             1,060
    Other                                              38,214            30,574            35,781
                                               --------------    --------------    --------------
      Total liabilities                               314,677           120,723           120,559
                                               --------------    --------------    --------------
NET ASSETS                                     $   13,103,345    $    7,217,454    $   16,740,967
                                               ==============    ==============    ==============
NET ASSETS CONSIST OF:
  Paid-in capital                              $   16,112,742    $    7,439,025    $   15,056,876
  Undistributed net investment income (loss)             (348)            6,293            17,323
  Accumulated net realized gain (loss) on
    investments                                    (3,580,656)         (431,929)          (43,612)
  Net unrealized appreciation (depreciation)
    on investments                                    571,607           204,065         1,710,380
                                               --------------    --------------    --------------
NET ASSETS                                     $   13,103,345    $    7,217,454    $   16,740,967
                                               ==============    ==============    ==============
SHARES OUTSTANDING                                  1,968,702           794,968         1,478,636
                                               ==============    ==============    ==============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                   $         6.66    $         9.08    $        11.32
                                               ==============    ==============    ==============
*Cost of investments                           $   12,040,268    $    6,945,325    $   14,655,664

   The accompanying notes are an integral part of these financial statements.

                                                   CAPITAL             BLUE            VALUE            BASIC
                                                    GROWTH             CHIP           EQUITY            VALUE          BALANCED
                                                     FUND              FUND            FUND             FUND             FUND
                                                --------------   --------------   --------------   --------------   --------------
ASSETS:
  Investments, at value (Note 1)*               $    9,826,893   $    6,719,775   $   12,929,375   $   12,180,440   $   17,712,669
  Cash                                                 216,636          141,665        1,000,331          921,681        1,719,429
  Receivable from:
    Securities sold                                         --           21,124          167,197               --           89,795
    Dividends and Interest                               8,974            4,344           28,927            7,933           77,585
    Manager (Note 2)                                     5,884            7,669            3,830            2,579               --
    Broker (Note 2)                                        444              115               --              770            2,268
  Prepaid insurance                                        661              321              897              524            1,033
                                                --------------   --------------   --------------   --------------   --------------
    Total assets                                    10,059,492        6,895,013       14,130,557       13,113,927       19,602,779
                                                --------------   --------------   --------------   --------------   --------------
LIABILITIES:
  Payable for:
    Securities purchased                               104,755           52,353          153,315               --          209,632
  ACCRUED EXPENSES:
    Management fees (Note 2)                                --               --               --               --            1,330
    Other                                               21,607           28,483           26,181           34,669           28,755
                                                --------------   --------------   --------------   --------------   --------------
      Total liabilities                                126,362           80,836          179,496           34,669          239,717
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $    9,933,130   $    6,814,177   $   13,951,061   $   13,079,258   $   19,363,062
                                                ==============   ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
  Paid-in capital                               $   12,738,031   $    7,349,090   $   15,191,803   $   13,152,069   $   20,015,151
  Undistributed net investment income (loss)            11,844              773          171,751           (9,489)         227,089
  Accumulated net realized gain (loss) on
    investments                                     (1,705,233)        (624,556)      (1,542,225)        (767,903)      (2,520,417)
  Net unrealized appreciation (depreciation)
    on investments                                  (1,111,512)          88,870          129,732          704,581        1,641,239
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $    9,933,130   $    6,814,177   $   13,951,061   $   13,079,258   $   19,363,062
                                                ==============   ==============   ==============   ==============   ==============
SHARES OUTSTANDING                                   1,308,393          866,877        1,485,447        1,532,140        2,105,469
                                                ==============   ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                    $         7.59   $         7.86   $         9.39   $         8.54   $         9.20
                                                ==============   ==============   ==============   ==============   ==============
*Cost of investments                            $   10,938,405   $    6,630,905   $   12,799,643   $   11,475,859   $   16,071,430

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                  EMERGING         AGGRESSIVE         CAPITAL
                                               GROWTH EQUITY         GROWTH         APPRECIATION
                                                    FUND              FUND              FUND
                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Interest                                     $          763    $        1,142    $        1,110
  Dividends*                                              396             6,515             7,197
                                               --------------    --------------    --------------
    Total investment income                             1,159             7,657             8,307
                                               --------------    --------------    --------------
EXPENSES:
  Investment management fee (Note 2)                   26,231            28,155            17,934
  Custody and administration fees                      92,502            86,130            77,043
  Audit fees                                            6,420             5,890             4,596
  Legal fees                                            2,394             2,385             1,776
  Trustees' fees                                        1,414             1,311             1,000
  Printing fees                                           473             1,623               348
  Insurance                                               804               559               476
  Other                                                   134               127                97
                                               --------------    --------------    --------------
    Total Expenses                                    130,372           126,180           103,270
  Expenses waived/reimbursed by the Manager
    (Note 2)                                          (96,647)          (87,517)          (79,313)
  Less reductions (Note 2)                                 --            (1,615)              (45)
                                               --------------    --------------    --------------
    Total waivers and reductions                      (96,647)          (89,132)          (79,358)
                                               --------------    --------------    --------------
  Net operating expenses                               33,725            37,048            23,912
                                               --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                          (32,566)          (29,391)          (15,605)
                                               --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss)
    Investment transactions                          (301,433)          (94,461)          (99,335)
    Financial futures contracts                            --                --                --
                                               --------------    --------------    --------------
    Net realized gain (loss)                         (301,433)          (94,461)          (99,335)
                                               --------------    --------------    --------------
  Net change in unrealized appreciation
    (depreciation)
    Investments                                     1,259,979         1,303,538           769,678
    Financial futures contracts                            --                --                --
                                               --------------    --------------    --------------
    Net change in unrealized appreciation
      (depreciation)                                1,259,979         1,303,538           769,678
                                               --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               958,546         1,209,077           670,343
                                               --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $      925,980    $    1,179,686    $      654,738
                                               ==============    ==============    ==============
    *Net of foreign taxes withheld of:         $           (5)   $          120    $          344

                                                   EQUITY          DIVERSIFIED        MID CAP
                                                   GROWTH            MID-CAP           VALUE
                                                    FUND              FUND              FUND
                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Interest                                     $          771    $          286    $        1,333
  Dividends*                                           47,796            41,090            89,217
                                               --------------    --------------    --------------
  Total investment income                              48,567            41,376            90,550
                                               --------------    --------------    --------------
EXPENSES:
  Investment management fee (Note 2)                   37,175            26,568            54,229
  Custody and administration fees                      84,707            83,094            76,155
  Audit fees                                           11,617             6,426            12,007
  Legal fees                                            4,946             2,882             5,875
  Trustees' fees                                        2,516             1,616             3,212
  Printing fees                                         1,756               975             1,599
  Insurance                                               986               851             1,497
  Other                                                   223               160               298
                                               --------------    --------------    --------------
    Total Expenses                                    143,926           122,572           154,872
  Expenses waived/reimbursed by the Manager
    (Note 2)                                          (93,246)          (86,994)          (77,792)
  Less reductions (Note 2)                             (1,765)             (152)           (3,712)
                                               --------------    --------------    --------------
    Total waivers and reductions                      (95,011)          (87,146)          (81,504)
                                               --------------    --------------    --------------
  Net operating expenses                               48,915            35,426            73,368
                                               --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                             (348)            5,950            17,182
                                               --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss)
    Investment transactions                            31,614            28,225           499,326
    Financial futures contracts                            --                --                --
                                               --------------    --------------    --------------
    Net realized gain (loss)                           31,614            28,225           499,326
                                               --------------    --------------    --------------
  Net change in unrealized appreciation
    (depreciation)
    Investments                                       794,062           707,878         1,446,823
    Financial futures contracts                            --                --                --
                                               --------------    --------------    --------------
    Net change in unrealized appreciation
      (depreciation)                                  794,062           707,878         1,446,823
                                               --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               825,676           736,103         1,946,149
                                               --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $      825,328    $      742,053    $    1,963,331
                                               ==============    ==============    ==============
  *Net of foreign taxes withheld of:           $           --    $          113    $          462

   The accompanying notes are an integral part of these financial statements.

                                                    CAPITAL            BLUE            VALUE            BASIC
                                                    GROWTH             CHIP           EQUITY            VALUE          BALANCED
                                                     FUND              FUND            FUND             FUND             FUND
                                                --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Interest                                      $          278   $          934   $        7,379   $          998   $      116,202
  Dividends*                                            57,921           32,869          133,173           46,618           77,289
                                                --------------   --------------   --------------   --------------   --------------
    Total investment income                             58,199           33,803          140,552           47,616          193,491
                                                --------------   --------------   --------------   --------------   --------------
EXPENSES:
  Investment management fee (Note 2)                    36,150           24,773           47,065           42,829           62,632
  Custody and administration fees                       75,436           79,861           76,118           81,389           78,196
  Audit fees                                             9,828            5,838           12,916            8,990           15,873
  Legal fees                                             4,248            2,490            5,893            4,266            7,551
  Trustees' fees                                         2,438            1,386            3,366            2,359            4,281
  Printing fees                                          1,450              489            1,157              839            1,491
  Insurance                                              1,347              652            1,824            1,066            2,105
  Other                                                    252              130              315              220              398
                                                --------------   --------------   --------------   --------------   --------------
    Total Expenses                                     131,149          115,619          148,654          141,958          172,527
  Expenses waived/reimbursed by the Manager
    (Note 2)                                           (81,352)         (82,359)         (83,939)         (83,313)         (81,873)
  Less reductions (Note 2)                                (888)            (230)              --           (1,540)          (4,536)
                                                --------------   --------------   --------------   --------------   --------------
    Total waivers and reductions                       (82,240)         (82,589)         (83,939)         (84,853)         (86,409)
                                                --------------   --------------   --------------   --------------   --------------
  Net operating expenses                                48,909           33,030           64,715           57,105           86,118
                                                --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                             9,290              773           75,837           (9,489)         107,373
                                                --------------   --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss)
    Investment transactions                           (223,916)        (127,381)        (370,453)        (265,827)         235,312
    Financial futures contracts                             --           17,882               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Net realized gain (loss)                          (223,916)        (109,499)        (370,453)        (265,827)         235,312
                                                --------------   --------------   --------------   --------------   --------------
  Net change in unrealized appreciation
    (depreciation)
    Investments                                      1,030,496          729,442        1,888,819        1,719,106        1,909,970
    Financial futures contracts                             --            2,461               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Net change in unrealized appreciation
      (depreciation)                                 1,030,496          731,903        1,888,819        1,719,106        1,909,970
                                                --------------   --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                806,580          622,404        1,518,366        1,453,279        2,145,282
                                                --------------   --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      815,870   $      623,177   $    1,594,203   $    1,443,790   $    2,252,655
                                                ==============   ==============   ==============   ==============   ==============
    *Net of foreign taxes withheld of:          $           --   $          194   $        2,163   $          330   $          723

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                         EMERGING GROWTH                       AGGRESSIVE
                                                           EQUITY FUND                        GROWTH FUND
                                               --------------------------------    --------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                    ENDED                               ENDED
                                                   JUNE 30,        YEAR ENDED          JUNE 30,        YEAR ENDED
                                                    2003          DECEMBER 31,           2003         DECEMBER 31,
                                                 (UNAUDITED)          2002           (UNAUDITED)          2002
                                               --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)               $      (32,566)   $      (71,921)   $      (29,391)   $      (24,370)
    Net realized gain (loss)                         (301,433)       (2,204,623)          (94,461)         (805,062)
    Net change in unrealized appreciation
      (depreciation)                                1,259,979          (961,405)        1,303,538          (226,754)
                                               --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                       925,980        (3,237,949)        1,179,686        (1,056,186)
                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --                --                --
                                               --------------    --------------    --------------    --------------
        Total distributions to
          shareholders                                     --                --                --                --
                                               --------------    --------------    --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold                       2,332,781         1,516,146         3,892,395         7,427,322
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions                                        --                --                --                --
    Cost of shares repurchased                     (1,068,155)         (914,400)         (448,852)       (4,707,575)
                                               --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
      resulting from Fund share
      transactions                                  1,264,626           601,746         3,443,543         2,719,747
                                               --------------    --------------    --------------    --------------
TOTAL CHANGE IN NET ASSETS                          2,190,606        (2,636,203)        4,623,229         1,663,561
NET ASSETS:
    Beginning of period                             4,788,051         7,424,254         4,197,422         2,533,861
                                               --------------    --------------    --------------    --------------
    End of period*                             $    6,978,657    $    4,788,051    $    8,820,651    $    4,197,422
                                               ==============    ==============    ==============    ==============
    *Including undistributed net
      investment income (loss)                 $      (32,566)   $           --    $      (29,391)   $           --

                                                            CAPITAL
                                                       APPRECIATION FUND
                                               --------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,         YEAR ENDED
                                                    2003          DECEMBER 31,
                                                 (UNAUDITED)          2002
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)               $      (15,605)   $      (21,793)
    Net realized gain (loss)                          (99,335)         (686,704)
    Net change in unrealized appreciation
      (depreciation)                                  769,678          (308,479)
                                               --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                       654,738        (1,016,976)
                                               --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --
                                               --------------    --------------
        Total distributions to
          shareholders                                     --                --
                                               --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold                       1,704,240         1,294,218
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions                                        --                --
    Cost of shares repurchased                       (670,821)          (99,350)
                                               --------------    --------------
    Net increase (decrease) in net assets
      resulting from Fund share
      transactions                                  1,033,419         1,194,868
                                               --------------    --------------
TOTAL CHANGE IN NET ASSETS                          1,688,157           177,892
NET ASSETS:
    Beginning of period                             3,224,105         3,046,213
                                               --------------    --------------
    End of period*                             $    4,912,262    $    3,224,105
                                               ==============    ==============
    *Including undistributed net
      investment income (loss)                 $      (15,605)   $           --

   The accompanying notes are an integral part of these financial statements.

                                                            EQUITY                            DIVERSIFIED
                                                         GROWTH FUND                         MID-CAP FUND
                                               --------------------------------    --------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                    ENDED                               ENDED
                                                  JUNE 30,         YEAR ENDED          JUNE 30,        YEAR ENDED
                                                    2003          DECEMBER 31,           2003         DECEMBER 31,
                                                 (UNAUDITED)          2002           (UNAUDITED)          2002
                                               --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)               $         (348)   $      (15,887)   $        5,950    $        5,551
    Net realized gain (loss)                           31,614        (2,050,599)           28,225          (366,912)
    Net change in unrealized
      appreciation (depreciation)                     794,062          (265,405)          707,878          (629,664)
                                               --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                       825,328        (2,331,891)          742,053          (991,025)
                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --                --            (5,208)
                                               --------------    --------------    --------------    --------------
        Total distributions to
          shareholders                                     --                --                --            (5,208)
                                               --------------    --------------    --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold                       2,117,012         1,630,832         1,368,502         3,727,979
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions                                        --                --                --             5,208
    Cost of shares repurchased                       (627,588)       (1,113,529)         (430,118)         (461,311)
    Value of shares issued in exchange
      for the net assets of the
      Disciplined Equity Fund                       5,048,150                --                --                --
                                               --------------    --------------    --------------    --------------
    Net increase in net assets resulting
      from Fund share transactions                  6,537,574           517,303           938,384         3,271,876
                                               --------------    --------------    --------------    --------------
TOTAL CHANGE IN NET ASSETS                          7,362,902        (1,814,588)        1,680,437         2,275,643
NET ASSETS:
    Beginning of period                             5,740,443         7,555,031         5,537,017         3,261,374
                                               --------------    --------------    --------------    --------------
    End of period*                             $   13,103,345    $    5,740,443    $    7,217,454    $    5,537,017
                                               ==============    ==============    ==============    ==============
    *Including undistributed net
      investment income (loss)                 $         (348)   $           --    $        6,293    $          343

                                                            MID CAP
                                                          VALUE FUND
                                               --------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,         YEAR ENDED
                                                    2003          DECEMBER 31,
                                                (UNAUDITED)           2002
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)               $       17,182    $       22,341
    Net realized gain (loss)                          499,326          (514,618)
    Net change in unrealized
      appreciation (depreciation)                   1,446,823            61,820
                                               --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                     1,963,331          (430,457)
                                               --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --           (22,169)
                                               --------------    --------------
        Total distributions to
          shareholders                                     --           (22,169)
                                               --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold                       4,662,123         9,464,054
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions                                        --            22,169
    Cost of shares repurchased                       (514,147)       (1,210,727)
    Value of shares issued in exchange
      for the net assets of the
      Disciplined Equity Fund                              --                --
                                               --------------    --------------
    Net increase in net assets resulting
      from Fund share transactions                  4,147,976         8,275,496
                                               --------------    --------------
TOTAL CHANGE IN NET ASSETS                          6,111,307         7,822,870
NET ASSETS:
    Beginning of period                            10,629,660         2,806,790
                                               --------------    --------------
    End of period*                             $   16,740,967    $   10,629,660
                                               ==============    ==============
    *Including undistributed net
      investment income (loss)                 $       17,323    $          141

   The accompanying notes are an integral part of these financial statements.

                                                           CAPITAL                               BLUE
                                                         GROWTH FUND                           CHIP FUND
                                               --------------------------------    --------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                    ENDED                               ENDED
                                                  JUNE 30,         YEAR ENDED         JUNE 30,         YEAR ENDED
                                                    2003          DECEMBER 31,          2003          DECEMBER 31,
                                                 (UNAUDITED)          2002           (UNAUDITED)          2002
                                               --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss)                 $        9,290    $        5,680    $          773    $       (2,139)
  Net realized gain (loss)                           (223,916)         (842,626)         (109,499)         (457,192)
  Net change in unrealized appreciation
    (depreciation)                                  1,030,496        (1,524,859)          731,903          (610,733)
                                               --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations                         815,870        (2,361,805)          623,177        (1,070,064)
                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               --            (3,126)               --                --
                                               --------------    --------------    --------------    --------------
    Total distributions to shareholders                    --            (3,126)               --                --
                                               --------------    --------------    --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold                         1,568,029         3,495,475         1,922,957         3,131,504
  Net asset value of shares issued to
    shareholders on reinvestment of
    distributions                                          --             3,126                --                --
  Cost of shares repurchased                         (720,898)       (1,512,736)         (263,278)         (146,910)
                                               --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets
    resulting from Fund share
    transactions                                      847,131         1,985,865         1,659,679         2,984,594
                                               --------------    --------------    --------------    --------------
TOTAL CHANGE IN NET ASSETS                          1,663,001          (379,066)        2,282,856         1,914,530
NET ASSETS:
    Beginning of period                             8,270,129         8,649,195         4,531,321         2,616,791
                                               --------------    --------------    --------------    --------------
    End of period*                             $    9,933,130    $    8,270,129    $    6,814,177    $    4,531,321
                                               ==============    ==============    ==============    ==============
    *Including undistributed net
      investment income (loss)                 $       11,844    $        2,554    $          773    $           --

                                                             VALUE
                                                          EQUITY FUND
                                               --------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  JUNE 30,         YEAR ENDED
                                                    2003          DECEMBER 31,
                                                 (UNAUDITED)          2002
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss)                 $       75,837    $       95,914
  Net realized gain (loss)                           (370,453)         (975,252)
  Net change in unrealized appreciation
    (depreciation)                                  1,888,819        (1,879,556)
                                               --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations                       1,594,203        (2,758,894)
                                               --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               --                --
                                               --------------    --------------
    Total distributions to shareholders                    --                --
                                               --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold                         2,226,127         4,648,269
  Net asset value of shares issued to
    shareholders on reinvestment of
    distributions                                          --                --
  Cost of shares repurchased                       (1,195,097)         (839,225)
                                               --------------    --------------
  Net increase (decrease) in net assets
    resulting from Fund share
    transactions                                    1,031,030         3,809,044
                                               --------------    --------------
TOTAL CHANGE IN NET ASSETS                          2,625,233         1,050,150
NET ASSETS:
    Beginning of period                            11,325,828        10,275,678
                                               --------------    --------------
    End of period*                             $   13,951,061    $   11,325,828
                                               ==============    ==============
    *Including undistributed net
      investment income (loss)                 $      171,751    $       95,914

   The accompanying notes are an integral part of these financial statements.

                                                             BASIC                             BALANCED
                                                          VALUE FUND                             FUND
                                               --------------------------------    --------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                    ENDED                               ENDED
                                                  JUNE 30,         YEAR ENDED         JUNE 30,         YEAR ENDED
                                                    2003          DECEMBER 31,          2003          DECEMBER 31,
                                                 (UNAUDITED)          2002           (UNAUDITED)          2002
                                               --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)               $       (9,489)   $         (230)   $      107,373    $      238,405
    Net realized gain (loss)                         (265,827)         (387,341)          235,312        (2,676,501)
    Net change in unrealized appreciation
     (depreciation)                                 1,719,106        (1,064,152)        1,909,970            82,901
                                               --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                     1,443,790       (1,451,723)         2,252,655        (2,355,195)
                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --                --          (118,695)
    From net realized capital gains                        --                --                --           (75,606)
                                               --------------    --------------    --------------    --------------
        Total distributions to shareholders                --                --                --          (194,301)
                                               --------------    --------------    --------------    --------------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold                       4,397,650         7,307,587         4,162,787         7,458,603
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions                                        --                --                --           194,301
    Cost of shares repurchased                       (593,077)         (866,567)       (1,188,047)       (1,608,117)
                                               --------------    --------------    --------------    --------------
    Net increase in net assets resulting
      from Fund share transactions                  3,804,573         6,441,020         2,974,740         6,044,787
                                               --------------    --------------    --------------    --------------
TOTAL CHANGE IN NET ASSETS                          5,248,363         4,989,297         5,227,395         3,495,291
NET ASSETS:
    Beginning of period                             7,830,895         2,841,598        14,135,667        10,640,376
                                               --------------    --------------    --------------    --------------
    End of period*                             $   13,079,258    $    7,830,895    $   19,363,062    $   14,135,667
                                               ==============    ==============    ==============    ==============
    *Including undistributed net
      investment income (loss)                 $       (9,489)   $           --    $      227,089    $      119,716

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                 ENDED
                                                JUNE 30,               YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                                  2003           -------------------------------------    DECEMBER 31,
                                               (UNAUDITED)          2002         2001           2000         1999(a)
                                              -------------      ---------    ---------      ---------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $        4.73      $    8.14    $    9.89      $   17.49    $       10.00
                                              -------------      ---------    ---------      ---------    -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      (0.03)         (0.07)       (0.09)         (0.16)+          (0.03)
    Net realized and unrealized gain (loss)            0.91          (3.34)       (1.66)         (5.06)            7.52
                                              -------------      ---------    ---------      ---------    -------------
        Total from investment operations               0.88          (3.41)       (1.75)         (5.22)            7.49
                                              -------------      ---------    ---------      ---------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains                      --             --        (0.00)(b)      (2.38)              --
                                              -------------      ---------    ---------      ---------    -------------
        Total distributions                              --           --          (0.00)        (2.38)               --
                                              -------------      ---------    ---------      ---------    -------------
NET ASSET VALUE, END OF PERIOD                $        5.61      $    4.73    $    8.14      $    9.89    $       17.49
                                              =============      =========    =========      =========    =============
TOTAL RETURN                                          18.60%*       (41.89)%     (17.84)%       (30.13)%          74.90%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)         $       6,979      $   4,788    $   7,424      $   8,715    $       9,119
    Net expenses to average daily net assets           1.35%**        1.35%        1.35%          1.35%            1.35%**
    Net investment income (loss) to average
      daily net assets                                (1.30)%**      (1.27)%      (1.07)%        (0.96)%          (1.04)%**
    Portfolio turnover rate                              82%           176%         137%           152%              47%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                       5.22%**        4.81%        4.10%          3.29%            3.96%**
        Net investment loss                           (5.17)%**      (4.73)%      (3.82)%        (2.90)%          (3.65)%**

(a) Fund commenced operations on October 1, 1999.
(b) Distributions from net realized cap gains were less than $0.01 per share.
 *  Not annualized.
**  Annualized.
 +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30,           YEAR ENDED        PERIOD ENDED
                                                      2003            DECEMBER 31,       DECEMBER 31,
                                                   (UNAUDITED)            2002              2001(a)
                                                  -------------      -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        6.41      $        9.37       $       10.00
                                                  -------------      -------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                          (0.03)             (0.04)              (0.03)+
    Net realized and unrealized gain (loss)                1.22              (2.92)              (0.60)
                                                  -------------      -------------       -------------
        Total from investment operations                   1.19              (2.96)              (0.63)
                                                  -------------      -------------       -------------
NET ASSET VALUE, END OF PERIOD                    $        7.60      $        6.41       $        9.37
                                                  =============      =============       =============
TOTAL RETURN                                              18.57%*           (31.59)              (6.30)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)             $       8,821      $       4,197       $       2,534
    Net expenses to average daily net assets               1.25%**            1.25%               1.25%**
    Net investment income (loss) to average
      daily net assets                                    (0.99)%**          (0.84)%             (0.84)%**
    Portfolio turnover rate                                 103%               244%                101%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratioof
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                           4.26%**            7.61%               8.60%**
        Net investment loss                               (4.00)%**          (7.20)%             (8.19)%**

(a) Fund commenced operations on August 14, 2001.
  * Not annualized.
 ** Annualized.
  + Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                     JUNE 30,          YEAR ENDED        PERIOD ENDED
                                                      2003            DECEMBER 31,       DECEMBER 31,
                                                   (UNAUDITED)            2002              2001(a)
                                                  -------------      -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        7.02      $        9.84       $       10.00
                                                  -------------      -------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                          (0.03)             (0.05)              (0.02)+
    Net realized and unrealized gain (loss)                1.23              (2.77)              (0.14)
                                                  -------------      -------------       -------------
        Total from investment operations                   1.20              (2.82)              (0.16)
                                                  -------------      -------------       -------------
NET ASSET VALUE, END OF PERIOD                    $        8.22      $        7.02       $        9.84
                                                  =============      =============       =============
TOTAL RETURN                                              17.09%*           (28.66)%             (1.60)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)             $       4,912      $       3,224       $       3,046
    Net expenses to average daily net assets               1.20%**            1.20%               1.20%**
    Net investment income (loss) to average
      daily net assets                                    (0.78)%**          (0.74)%             (0.66)%**
    Portfolio turnover rate                                  31%                69%                 17%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                           5.18%**            6.47%               6.87%**
        Net investment loss                               (4.77)%**          (6.01)%             (6.33)%**

(a) Fund commenced operations on August 14, 2001.
  * Not annualized.
 ** Annualized.
  + Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                   YEAR ENDED DECEMBER 31,              PERIOD ENDED
                                                    2003            ----------------------------------------      DECEMBER 31,
                                                 (UNAUDITED)           2002           2001           2000            1999(a)
                                               --------------       ----------     ----------     ----------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD           $         6.05       $     8.62     $    10.20     $    12.07     $        10.00
                                               --------------       ----------     ----------     ----------     --------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                        (0.00)(b)        (0.02)         (0.04)         (0.06)+            (0.01)
    Net realized and unrealized gain (loss)              0.61            (2.55)         (1.53)         (1.36)              2.08
                                               --------------       ----------     ----------     ----------     --------------
        Total from investment operations                 0.61            (2.57)         (1.57)         (1.42)              2.07
                                               --------------       ----------     ----------     ----------     --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains                        --               --          (0.01)         (0.45)                --
                                               --------------       ----------     ----------     ----------     --------------
        Total distributions                                --               --          (0.01)         (0.45)                --
                                               --------------       ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                 $         6.66       $     6.05     $     8.62     $    10.20     $        12.07
                                               ==============       ==========     ==========     ==========     ==============
TOTAL RETURN                                            10.08%*         (29.81)%       (15.44)%       (11.82)%            20.70%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)          $       13,103       $    5,740     $    7,555     $    7,646     $        6,564
    Net expenses to average daily net assets             1.25%**          1.25%          1.25%          1.25%              1.25%**
    Net investment income (loss) to average
      daily net assets                                  (0.01)%**        (0.25)%        (0.45)%        (0.50)%            (0.36)%**
    Portfolio turnover rate                                82%             189%           103%            87%                26%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                         3.68%**          4.09%          3.90%          3.68%              4.54%**
        Net investment loss                             (2.44)%**        (3.09)%        (3.10)%        (2.93)%            (3.65)%**

(a) Fund commenced operations on October 1, 1999.
(b) Net investment loss was less than $0.01 per share.
 *  Not annualized.
**  Annualized.
 +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

DIVERSIFIED MID-CAP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                    JUNE 30,           YEAR ENDED     PERIOD ENDED
                                                      2003            DECEMBER 31,     DECEMBER 31,
                                                   (UNAUDITED)           2002            2001(a)
                                                  -------------      -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        8.10      $       10.04    $       10.00
                                                  -------------      -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                           0.01               0.01             0.01+
    Net realized and unrealized gain (loss)                0.97              (1.94)            0.04
                                                  -------------      -------------    -------------
        Total from investment operations                   0.98              (1.93)            0.05
                                                  -------------      -------------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                               --              (0.01)           (0.01)
                                                  -------------      -------------    -------------
        Total distributions                                  --              (0.01)           (0.01)
                                                  -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                    $        9.08      $        8.10    $       10.04
                                                  =============      =============    =============
TOTAL RETURN                                              12.10%*           (19.25)%           0.47%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)             $       7,217      $       5,537    $       3,261
    Net expenses to average daily net assets               1.20%**            1.20%            1.20%**
    Net investment income (loss) to average
      daily net assets                                     0.20%**            0.13%            0.14%**
    Portfolio turnover rate                                  39%               126%              45%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                           4.15%**            5.07%            7.19%**
        Net investment loss                               (2.75)%**          (3.74)%          (5.85)%**

(a) Fund commenced operations on August 14, 2001.
  * Not annualized.
 ** Annualized.
  + Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                     ENDED
                                                     JUNE 30,          YEAR ENDED      PERIOD ENDED
                                                       2003           DECEMBER 31,     DECEMBER 31,
                                                   (UNAUDITED)            2002            2001(a)
                                                  -------------      -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        9.85      $       10.67    $       10.00
                                                  -------------      -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                           0.01               0.02             0.04+
    Net realized and unrealized gain (loss)                1.46              (0.82)            0.67
                                                  -------------      -------------    -------------
        Total from investment operations                   1.47              (0.80)            0.71
                                                  -------------      -------------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                               --              (0.02)           (0.04)
                                                  -------------      -------------    -------------
        Total distributions                                  --              (0.02)           (0.04)
                                                  -------------      -------------    -------------
NET ASSET VALUE, END OF PERIOD                    $       11.32      $        9.85    $       10.67
                                                  =============      =============    =============

TOTAL RETURN                                              14.92%*            (7.49)%           7.07%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)             $      16,741      $      10,630    $       2,807
    Net expenses to average daily net assets               1.15%**            1.15%            1.15%**
    Net investment income (loss) to average
      daily net assets                                     0.27%**            0.36%            1.01%**
    Portfolio turnover rate                                  49%                70%              33%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                           2.43%**            3.78%            7.18%**
        Net investment loss                               (1.01)%**          (2.27)%          (5.02)%**

(a) Fund commenced operations on August 14, 2001.
  * Not annualized.
 ** Annualized.
  + Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

CAPITAL GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                    ENDED
                                                   JUNE 30,                  YEAR ENDED DECEMBER 31,              PERIOD ENDED
                                                     2003            ---------------------------------------      DECEMBER 31,
                                                  (UNAUDITED)           2002           2001           2000           1999(a)
                                                --------------       ---------      ---------      ---------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD            $         6.91       $    9.13      $   10.66      $   12.07     $        10.00
                                                --------------       ---------      ---------      ---------     --------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                          0.01            0.00(b)       (0.00)(b)      (0.01)             (0.00)(b)
    Net realized and unrealized gain (loss)               0.67           (2.22)         (1.53)         (1.00)              2.08
                                                --------------       ---------      ---------      ---------     --------------
        Total from investment operations                  0.68           (2.22)         (1.53)         (1.01)              2.08
                                                --------------       ---------      ---------      ---------     --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                              --           (0.00)(d)         --             --                 --
    From net realized capital gains                         --              --          (0.00)(c)      (0.40)             (0.01)
                                                --------------       ---------      ---------      ---------     --------------
        Total distributions                                 --           (0.00)         (0.00)         (0.40)             (0.01)
                                                --------------       ---------      ---------      ---------     --------------
NET ASSET VALUE, END OF PERIOD                  $         7.59       $    6.91      $    9.13      $   10.66     $        12.07
                                                ==============       =========      =========      =========     ==============

TOTAL RETURN                                              9.84%*        (24.37)%       (14.26)%        (8.44)%            20.80%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)           $        9,933       $   8,270      $   8,649      $   8,458     $        6,384
    Net expenses to average daily net assets              1.15%**         1.15%          1.15%          1.15%              1.15%**
    Net investment income (loss) to average
      daily net assets                                    0.22%**         0.07%         (0.03)%        (0.11)%            (0.05)%**
    Portfolio turnover rate                                 12%             23%            10%            35%                13%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                          3.08%**         3.14%          3.19%          3.50%              4.38%**
        Net investment loss                              (1.72)%**       (1.92)%        (2.07)%        (2.46)%            (3.28)%**

(a) Fund commenced operations on October 1, 1999.
(b) Net investment income (loss) was less than $0.01 per share.
(c) Distributions from net realized capital gains were less than $0.01 per share.
(d) Distributions from net investment income were less than $0.01 per share.
  * Not annualized.
 ** Annualized.

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                     JUNE 30,          YEAR ENDED        PERIOD ENDED
                                                       2003           DECEMBER 31,        DECEMBER 31,
                                                   (UNAUDITED)            2002              2001(a)
                                                  -------------      -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $        7.10      $        9.62       $       10.00
                                                  -------------      -------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                           0.00(b)           (0.00)(b)           (0.01)+
    Net realized and unrealized gain (loss)                0.76              (2.52)              (0.37)
                                                  -------------      -------------       -------------
        Total from investment operations                   0.76              (2.52)              (0.38)
                                                  -------------      -------------       -------------
NET ASSET VALUE, END OF PERIOD                    $        7.86      $        7.10       $        9.62
                                                  =============      =============       =============
TOTAL RETURN                                              10.70%*           (26.20)%             (3.80)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)             $       6,814      $       4,531       $       2,617
    Net expenses to average daily net assets               1.20%**            1.20%               1.20%**
    Net investment income (loss) to average
      daily net assets                                     0.03%**           (0.06)%             (0.24)%**
    Portfolio turnover rate                                   9%                63%                 14%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratioof
      net expenses and net investment income
      (loss) to average net assets would
      have been:
        Expenses                                           4.20%**            5.89%               7.69%**
        Net investment loss                               (2.97)%**          (4.75)%             (6.73)%**

(a) Fund commenced operations on August 14, 2001.
(b) Net investment income (loss) was less than $0.01 per share.
  * Not Annualized.
 ** Annualized.
  + Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                   YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                    2003            ----------------------------------------     DECEMBER 31,
                                                 (UNAUDITED)           2002           2001           2000           1999(a)
                                                -------------       ----------     ----------     ----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $        8.25       $    10.60     $    11.45     $    10.74     $       10.00
                                                -------------       ----------     ----------     ----------     -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.05             0.07           0.06           0.09              0.02
    Net realized and unrealized gain (loss)              1.09            (2.42)         (0.60)          1.56              0.74
                                                -------------       ----------     ----------     ----------     -------------
        Total from investment operations                 1.14            (2.35)         (0.54)          1.65              0.76
                                                -------------       ----------     ----------     ----------     -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --               --          (0.06)         (0.08)            (0.02)
    From net realized capital gains                        --               --          (0.25)         (0.86)               --
                                                -------------       ----------     ----------     ----------     -------------
        Total distributions                                --               --          (0.31)         (0.94)            (0.02)
                                                -------------       ----------     ----------     ----------     -------------
NET ASSET VALUE, END OF PERIOD                  $        9.39       $     8.25     $    10.60     $    11.45     $       10.74
                                                =============       ==========     ==========     ==========     =============
TOTAL RETURN                                            13.82%*         (22.17)%        (4.88)%        15.35%             7.56%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)           $      13,951       $   11,326     $   10,276     $    8,516     $       5,566
    Net expenses to average daily net assets             1.10%**          1.10%          1.10%          1.10%             1.10%**
    Net investment income (loss) to average
      daily net assets                                   1.29%**          0.89%          0.54%          0.79%             0.64%**
    Portfolio turnover rate                                25%              42%            44%            74%               18%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would have
      been:
        Expenses                                         2.53%**          2.67%          2.90%          3.69%             4.56%**
        Net investment loss                             (0.14)%**        (0.68)%        (1.26)%        (1.80)%           (2.82)%**

(a) Fund commenced operations on October 1, 1999.
  * Not Annualized.
 ** Annualized.

   The accompanying notes are an integral part of these financial statements.

BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                              ENDED
                                                             JUNE 30,            YEAR ENDED          PERIOD ENDED
                                                               2003             DECEMBER 31,         DECEMBER 31,
                                                            (UNAUDITED)             2002               2001(a)
                                                          --------------       --------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $         7.54       $         9.63       $        10.00
                                                          --------------       --------------       --------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain (loss)                                     (0.01)               (0.00)(b)             0.00(b)+
    Net realized and unrealized gain (loss)                         1.01                (2.09)               (0.37)
                                                          --------------       --------------       --------------
        Total from investment operations                            1.00                (2.09)               (0.37)
                                                          --------------       --------------       --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                        --                   --                (0.00)(c)
                                                          --------------       --------------       --------------
        Total distributions                                           --                   --                (0.00)
                                                          --------------       --------------       --------------
NET ASSET VALUE, END OF PERIOD                            $         8.54       $         7.54       $         9.63
                                                          ==============       ==============       ==============
TOTAL RETURN                                                       13.26%*             (21.70)%              (3.69)%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                     $       13,079       $        7,831       $        2,842
    Net expenses to average daily net assets                        1.20%**              1.20%                1.20%**
    Net investment income (loss) to average daily net
      assets                                                       (0.20)%**            (0.00)%               0.03%**
    Portfolio turnover rate                                           12%                  29%                  11%
    Without the waiver/reimbursement of expenses by the
      Manager, the ratio of net expenses and net
      investment income (loss) to average net assets
      would have been:
        Expenses                                                    2.98%**              4.48%                7.40%**
        Net investment loss                                        (1.98)%**            (3.28)%              (6.17)%**

(a) Fund commenced operations on August 14, 2001.
(b) Net investment income (loss) was less than $0.01 per share.
(c) Distributions from net investment income were less than $0.01 per share.
  * Not Annualized.
 ** Annualized.
  + Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                   YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                    2003            ----------------------------------------     DECEMBER 31,
                                                 (UNAUDITED)           2002          2001(a)         2000           1999(b)
                                                -------------       ----------     ----------     ----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $        8.02       $     9.95     $    10.45     $    10.28     $       10.00
                                                -------------       ----------     ----------     ----------     -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.06             0.14           0.20           0.31+             0.06
    Net realized and unrealized gain (loss)              1.12            (1.96)          0.04           0.60              0.28
                                                -------------       ----------     ----------     ----------     -------------
        Total from investment operations                 1.18            (1.82)          0.24           0.91              0.34
                                                -------------       ----------     ----------     ----------     -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --            (0.07)         (0.20)         (0.32)            (0.06)
    From net realized capital gains                        --            (0.04)         (0.54)         (0.42)            (0.00)(c)
                                                -------------       ----------     ----------     ----------     -------------
        Total distributions                                --            (0.11)         (0.74)         (0.74)            (0.06)
                                                -------------       ----------     ----------     ----------     -------------
NET ASSET VALUE, END OF PERIOD                  $        9.20       $     8.02     $     9.95     $    10.45     $       10.28
                                                =============       ==========     ==========     ==========     =============
TOTAL RETURN                                            14.71%*         (18.30)%         2.24%          8.88%             3.40%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $      19,363       $   14,136     $   10,640     $    7,789     $       5,248
    Net expenses to average daily net assets             1.10%**          1.10%          1.10%          1.10%             1.10%**
    Net investment income (loss) to average
      daily net assets                                   1.37%**          2.00%          2.01%          3.01%             2.31%**
    Portfolio turnover rate                                70%              90%           118%           101%               35%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio of
      net expenses and net investment income
      (loss) to average net assets would have
      been:
        Expenses                                         2.20%**          2.53%          2.95%          3.87%             4.60%**
        Net investment income (loss)                     0.27%**          0.57%          0.17%          0.24%            (1.19)%**

(a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease less than $0.01 in net investment income per share, an increase less than $0.01 in net realized and unrealized gains and losses per share, and a decrease in the ratio of net investment income from 2.02% to 2.01%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b) Fund commenced operations on October 1, 1999.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  * Not Annualized.
 ** Annualized.
  + Calculated using average share outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

LSA Variable Series Trust (the "Trust") was formed as a Delaware statutory trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of eleven portfolios: the Emerging Growth Equity Fund, the Aggressive Growth Fund, the Capital Appreciation Fund, the Equity Growth Fund (formerly the Focused Equity Fund), the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Capital Growth Fund (formerly the Growth Equity Fund), the Blue Chip Fund, the Value Equity Fund, the Basic Value Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). The Aggressive Growth Fund, the Capital Appreciation Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Blue Chip Fund, and the Basic Value Fund commenced operations on August 14, 2001. The remainder of the Funds commenced operations on October 1, 1999. Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts.

The Emerging Growth Equity Fund seeks to provide capital appreciation by investing primarily in rapidly growing emerging companies. The Aggressive Growth Fund seeks to provide long-term capital growth by investing primarily in equity securities of small and mid-sized growth companies. The Capital Appreciation Fund seeks to provide long-term capital growth by investing primarily in equity securities listed on national exchanges or NASDAQ. The Equity Growth Fund seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies. The Diversified Mid-Cap Fund seeks to provide long-term growth of capital by investing in securities of companies with medium market capitalizations. The Mid Cap Value Fund seeks to provide long-term capital growth by investing primarily in equity securities of medium-capitalization companies. The Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The Blue Chip Fund seeks to provide long-term capital growth by investing primarily in equity securities of blue chip companies. Current income is a secondary objective of the Blue Chip Fund. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Basic Value Fund seeks to provide long-term growth of capital by investing primarily in common stocks which the Adviser believes to be undervalued in relation to long-term earnings power or other factors. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (hereafter referred to as "generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). Equity securities reported on NASDAQ are valued at the NASDAQ official closing price. If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with less than 61 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent actually received or paid. For the six months ended June 30, 2003, the Funds did not enter into any foreign security transactions.

FUTURES
The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no open futures contracts as of June 30, 2003.

OPTIONS
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds received or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) by the counterparty and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds held no open written option contracts as of June 30, 2003.

Each Fund may also purchase put and call options. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date. Expenses of the Trust that can be directly attributed to an individual Fund are charged to that Fund. Expenses which are not directly attributed to a specific fund are allocated taking into consideration the nature and type of expense and the relative net assets of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES
Each Fund has qualified and intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits attributable to permanent differences, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                     FUND                          MANAGEMENT FEES
        ---------------------------------------    ---------------
        Emerging Growth Equity Fund                     1.05%
        Aggressive Growth Fund                          0.95%
        Capital Appreciation Fund                       0.90%
        Equity Growth Fund                              0.95%
        Diversified Mid-Cap Fund                        0.90%
        Mid Cap Value Fund                              0.85%
        Capital Growth Fund                             0.85%
        Blue Chip Fund                                  0.90%
        Value Equity Fund                               0.80%
        Basic Value Fund                                0.90%
        Balanced Fund                                   0.80%

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

                   FUND                                ADVISER
        -----------------------------   --------------------------------------
        Emerging Growth Equity Fund     RS Investment Management, L.P.
        Aggressive Growth Fund          Van Kampen Asset Management Inc.
        Capital Appreciation Fund       Janus Capital Management LLC
        Equity Growth Fund              Van Kampen
        Diversified Mid-Cap Fund        Fidelity Management & Research Company
        Mid Cap Value Fund              Van Kampen Asset Management Inc.
        Capital Growth Fund             Goldman Sachs Asset Management, L.P.
        Blue Chip Fund                  A I M Capital Management, Inc.
        Value Equity Fund               Salomon Brothers Asset Management Inc
        Basic Value Fund                A I M Capital Management, Inc.
        Balanced Fund                   OpCap Advisors

The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that annually exceed the amount of its management fee plus .30% of its average daily net assets. Commencing May 1, 2002 and continuing for three years thereafter, under certain circumstances the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of reimbursement is presented net of accrued management fees as a receivable from the Manager in the Statements of Assets and Liabilities. The Manager is contractually obligated to continue this arrangement through at least April 30, 2004.

The Funds have entered into an agreement with Fidelity Capital (the "broker") whereby the broker will rebate a portion of the brokerage commissions. Amounts earned by the Funds under such agreement are presented as a reduction expense in the statement of operations. For the six months ended June 30, 2003, reduction of expenses under this agreement were as follows:

                   FUND                            COMMISSION RECAPTURE
        -----------------------------------   ------------------------------
        Emerging Growth Equity Fund                     $       --
        Aggressive Growth Fund                               1,615
        Capital Appreciation Fund                               45
        Equity Growth Fund                                   1,765
        Diversified Mid-Cap Fund                               152
        Mid Cap Value Fund                                   3,712
        Capital Growth Fund                                    888
        Blue Chip Fund                                         230
        Value Equity Fund                                       --
        Basic Value Fund                                     1,540
        Balanced Fund                                        4,536

The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager or Investors Bank & Trust Company (the "Administrator"). The compensation of unaffiliated Trustees is borne by the Funds.

At June 30, 2003, separate accounts of Allstate Life Insurance Company and its subsidiaries owned 100% of the outstanding shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were as follows:

                                                U.S.
                                             GOVERNMENT       OTHER LONG-
                                             SECURITIES     TERM SECURITIES
                                            -------------   ---------------
        Purchases
            Emerging Growth Equity Fund     $          --   $     5,177,830
            Aggressive Growth Fund                     --         9,172,542
            Capital Appreciation Fund                  --         1,926,280
            Equity Growth Fund                         --         7,239,780
            Diversified Mid-Cap Fund                   --         3,194,032
            Mid Cap Value Fund                         --        10,283,202
            Capital Growth Fund                        --         1,780,451
            Blue Chip Fund                             --         2,297,397
            Value Equity Fund                          --         3,125,937
            Basic Value Fund                           --         4,201,655
            Balanced Fund                       3,117,966         9,202,881

                                                U.S.
                                             GOVERNMENT       OTHER LONG-
                                             SECURITIES     TERM SECURITIES
                                            -------------   ---------------
        Sales
            Emerging Growth Equity Fund     $          --   $     4,011,533
            Aggressive Growth Fund                     --         5,801,083
            Capital Appreciation Fund                  --         1,089,898
            Equity Growth Fund                         --         6,008,185
            Diversified Mid-Cap Fund                   --         2,286,592
            Mid Cap Value Fund                         --         6,085,546
            Capital Growth Fund                        --         1,045,948
            Blue Chip Fund .                           --           481,594
            Value Equity Fund                          --         2,754,453
            Basic Value Fund                           --         1,079,361
            Balanced Fund                       2,462,454         8,042,300

The following table denotes cost and gross unrealized appreciation/depreciation for Federal income tax purposes at June 30, 2003:

                                                                                               NET
                                          FEDERAL        TAX BASIS        TAX BASIS         UNREALIZED
                                        INCOME TAX       UNREALIZED       UNREALIZED       APPRECIATION
                                           COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                      --------------   --------------   --------------    --------------
        Emerging Growth Equity Fund   $    5,844,137   $    1,053,849   $     (142,563)   $      911,286
        Aggressive Growth Fund             7,035,957        1,304,041          (32,780)        1,271,261
        Capital Appreciation Fund          3,804,121          561,149          (65,392)          495,757
        Equity Growth Fund                12,040,268          688,201         (116,594)          571,607
        Diversified Mid-Cap Fund           6,945,325          546,979         (342,914)          204,065
        Mid Cap Value Fund                14,655,664        1,903,995         (193,615)        1,710,380
        Capital Growth Fund               10,938,405          397,205       (1,508,717)       (1,111,512)
        Blue Chip Fund                     6,580,993          363,462         (274,592)           88,870
        Value Equity Fund                 12,799,643        1,100,720         (970,988)          129,732
        Basic Value Fund                  11,475,859        1,052,042         (347,461)          704,581
        Balanced Fund                     16,071,430        2,136,077         (494,837)        1,641,240

4. SHARES OF BENEFICIAL INTEREST

At June 30, 2003 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                        EMERGING GROWTH EQUITY FUND               AGGRESSIVE GROWTH FUND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2003        DECEMBER 31,       JUNE 30, 2003        DECEMBER 31,
                                     (UNAUDITED)            2002             (UNAUDITED)             2002
                                   ----------------    ----------------    ----------------    ----------------
        Shares sold                     453,810             276,340             572,874           1,058,296
        Shares repurchased             (220,794)           (176,896)            (66,954)           (673,597)
        Distributions reinvested             --                  --                  --                  --
                                      ---------           ---------           ---------           ---------
        Net increase                    233,016              99,444             505,920             384,699
        Fund shares:
            Beginning of period       1,011,513             912,069             655,142             270,443
                                      ---------           ---------           ---------           ---------
            End of period             1,244,529           1,011,513           1,161,062             655,142
                                      =========           =========           =========           =========

                                         CAPITAL APPRECIATION FUND                  EQUITY GROWTH FUND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2003        DECEMBER 31,       JUNE 30, 2003        DECEMBER 31,
                                     (UNAUDITED)            2002             (UNAUDITED)             2002
                                   ----------------    ----------------    ----------------    ----------------
        Shares sold                    228,818             163,669            1,130,274*           232,887
        Shares repurchased             (90,487)            (14,223)            (109,719)          (160,834)
        Distributions reinvested            --                  --                   --                 --
                                       -------             -------            ---------           --------
        Net increase                   138,331             149,446            1,020,555             72,053
        Fund shares:
            Beginning of period        459,027             309,581              948,147            876,094
                                       -------             -------            ---------           --------
            End of period              597,358             459,027            1,968,702            948,147
                                       =======             =======            =========           ========

                                         DIVERSIFIED MID-CAP FUND                   MID CAP VALUE FUND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2003        DECEMBER 31,       JUNE 30, 2003        DECEMBER 31,
                                     (UNAUDITED)            2002             (UNAUDITED)             2002
                                   ----------------    ----------------    ----------------    ----------------
        Shares sold                    164,619             413,341              448,946             937,349
        Shares repurchased             (53,267)            (55,115)             (49,364)           (123,667)
        Distributions reinvested            --                 638                   --               2,241
                                       -------             -------            ---------           ---------
        Net increase                   111,352             358,864              399,582             815,923
        Fund shares:
            Beginning of period        683,616             324,752            1,079,054             263,131
                                       -------             -------            ---------           ---------
            End of period              794,968             683,616            1,478,636           1,079,054
                                       =======             =======            =========           =========

                                            CAPITAL GROWTH FUND                        BLUE CHIP FUND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2003        DECEMBER 31,       JUNE 30, 2003        DECEMBER 31,
                                     (UNAUDITED)            2002             (UNAUDITED)             2002
                                   ----------------    ----------------    ----------------    ----------------
        Shares sold                      218,845            446,796            262,869             386,487
        Shares repurchased              (107,886)          (196,839)           (34,487)            (19,867)
        Distributions reinvested              --                445                 --                  --
                                       ---------          ---------            -------             -------
        Net increase                     110,959            250,402            228,382             366,620
        Fund shares:
            Beginning of period        1,197,434            947,032            638,495             271,875
                                       ---------          ---------            -------             -------
            End of period              1,308,393          1,197,434            866,877             638,495
                                       =========          =========            =======             =======

                                             VALUE EQUITY FUND                       BASIC VALUE FUND
                                   ------------------------------------    ------------------------------------
                                   SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                    JUNE 30, 2003        DECEMBER 31,       JUNE 30, 2003        DECEMBER 31,
                                     (UNAUDITED)            2002             (UNAUDITED)             2002
                                   ----------------    ----------------    ----------------    ----------------
        Shares sold                     261,191             501,971             571,927             855,998
        Shares repurchased             (148,055)            (99,457)            (78,305)           (112,539)
        Distributions reinvested             --                  --                  --                  --
                                      ---------           ---------           ---------           ---------
        Net increase                    113,136             402,514             493,622             743,459
        Fund shares:
            Beginning of period       1,372,311             969,797           1,038,518             295,059
                                      ---------           ---------           ---------           ---------
            End of period             1,485,447           1,372,311           1,532,140           1,038,518
                                      =========           =========           =========           =========

                                                                                      BALANCED FUND
                                                                           ------------------------------------
                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                            JUNE 30, 2003        DECEMBER 31,
                                                                             (UNAUDITED)             2002
                                                                           ----------------    ----------------
        Shares sold                                                             491,056             866,596
        Shares repurchased                                                     (147,905)           (197,699)
        Distributions reinvested                                                     --              24,018
                                                                              ---------           ---------
        Net increase                                                            343,151             692,915
        Fund shares:
            Beginning of period                                               1,762,318           1,069,403
                                                                              ---------           ---------
            End of period                                                     2,105,469           1,762,318
                                                                              =========           =========

----------
* See Note 6 for details on shares sold in conjunction with the fund reorganization.

5. SHAREHOLDER VOTE

A special meeting of the shareholders of the Disciplined Equity Fund was held on March 20, 2003. Shareholders voted to approve an agreement and plan of reorganization providing for the transfer of all assets and liabilities of the Disciplined Equity Fund in exchange for shares of the Equity Growth Fund, and the shares so received were distributed to shareholders of the Disciplined Equity Fund.

Votes were cast as follows:

        For                                      93.406%
        Against                                   1.169%
        Abstentions                               5.378%
        Broker Non-Votes                          0.047%
                                                -------
        Total                                   100.000%
                                                =======

6. REORGANIZATION

Effective May 1, 2003, the Disciplined Equity Fund transferred all of its assets and liabilities to the Equity Growth Fund in a taxable reorganization in exchange for shares of the Equity Growth Fund, pursuant to an agreement and plan of reorganization approved by the shareholders of the Disciplined Equity Fund on March 20, 2003. The Manager paid the costs associated with the reorganization. The shareholders of the Disciplined Equity Fund received 793,734 shares ($6.36 per share) of the Equity Growth Fund, which had a value of $5,048,150, in exchange for the net assets of the Disciplined Equity Fund ($6.68 per share). Disciplined Equity Fund shareholders received 1.050 Equity Growth Fund shares for every 1.000 shares owned of the Disciplined Equity Fund. The Disciplined Equity Fund was subsequently liquidated.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    Semi-Annual Report -- June 30, 2003


Equity Growth Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Equity Growth Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                       VALUE
                                                                   SHARES              (000)
---------------------------------------------------------------------------------------------
COMMON STOCKS (96.8%)
CONSUMER DISCRETIONARY (13.4%)
HOTELS RESTAURANTS & LEISURE (0.9%)
  McDonald's Corp.                                                 15,800         $      349
  Yum! Brands, Inc.                                                17,165(a)             507
---------------------------------------------------------------------------------------------
                                                                                         856
============================================================================================
INTERNET & CATALOG RETAIL (1.5%)
  eBay, Inc.                                                        7,100(a)             739
  InterActiveCorp                                                  17,260(a)             683
---------------------------------------------------------------------------------------------
                                                                                       1,422
============================================================================================
MEDIA (5.3%)
  Clear Channel Communications, Inc.                               35,250(a)           1,494
  Comcast Corp.                                                    26,425(a)             798
  EchoStar Communications Corp.,
    Class A                                                        14,300(a)             495
  Gannett Co., Inc.                                                 5,240                403
  Univision Communications, Inc.,
    Class A                                                        17,710(a)             538
  Viacom, Inc., Class B                                            27,670(a)           1,208
---------------------------------------------------------------------------------------------
                                                                                       4,936
============================================================================================
MULTILINE RETAIL (1.7%)
  Dollar Tree Stores, Inc.                                         16,300(a)             517
  Kohl's Corp.                                                      7,515(a)             386
  Target Corp.                                                     17,800                674
---------------------------------------------------------------------------------------------
                                                                                       1,577
============================================================================================
SPECIALTY RETAIL (4.0%)
  Abercrombie & Fitch Co., Class A                                 16,200(a)             460
  Bed Bath & Beyond, Inc.                                          12,890(a)             500
  Home Depot, Inc.                                                 47,165              1,562
  Limited Brands                                                    6,425                100
  Lowe's Cos., Inc.                                                12,750                548
  Tiffany & Co.                                                     6,430                210
  TJX Cos., Inc.                                                   16,920                319
---------------------------------------------------------------------------------------------
                                                                                       3,699
============================================================================================
TOTAL CONSUMER DISCRETIONARY                                                          12,490
============================================================================================
CONSUMER STAPLES (13.4%)
BEVERAGES (3.5%)
  Anheuser-Busch Cos., Inc.                                        10,195                520
  Coca-Cola Co.                                                    34,423              1,598
  PepsiCo, Inc.                                                    26,738              1,190
---------------------------------------------------------------------------------------------
                                                                                       3,308
============================================================================================
FOOD & STAPLES (4.6%)
  Costco Wholesale Corp.                                           23,630(a)             865
  Wal-Mart Stores, Inc.                                            57,345              3,078
  Walgreen Co.                                                     13,790                415
---------------------------------------------------------------------------------------------
                                                                                       4,358
============================================================================================
FOOD & STAPLES RETAILING (2.7%)
  Colgate Palmolive Co.                                            10,715                621
  Procter & Gamble Co.                                             21,143(a)           1,885
---------------------------------------------------------------------------------------------
                                                                                       2,506
============================================================================================
FOOD PRODUCTS (0.4%)
  Kraft Foods, Inc.                                                10,630                346
---------------------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.6%)
  Gillette Co. (The)                                               16,850         $      537
---------------------------------------------------------------------------------------------
TOBACCO (1.6%)
  Altria Group, Inc.                                               32,818              1,491
---------------------------------------------------------------------------------------------
TOTAL CONSUMER STAPLES                                                                12,546
============================================================================================
ENERGY (3.4%)
ENERGY EQUIPMENT & SERVICES (1.4%)
  Baker Hughes, Inc.                                               13,732                461
  BJ Services Co.                                                   9,400(a)             351
  Smith International, Inc.                                        14,590(a)             536
---------------------------------------------------------------------------------------------
                                                                                       1,348
============================================================================================
OIL & GAS (2.0%)
  Exxon Mobil Corp.                                                51,000              1,832
---------------------------------------------------------------------------------------------
TOTAL ENERGY                                                                           3,180
============================================================================================
FINANCIALS (11.4%)
CAPITAL MARKETS (2.7%)
  Bank of New York Co., Inc.                                       30,490                876
  Charles Schwab Corp.                                             53,900                544
  Goldman Sachs Group, Inc.                                         8,552                716
  J.P. Morgan Chase & Co.                                          11,200(a)             383
---------------------------------------------------------------------------------------------
                                                                                       2,519
============================================================================================
COMMERCIAL BANKS (1.5%)
  Fifth Third Bancorp                                               7,900                453
  Wells Fargo & Co.                                                19,700                993
---------------------------------------------------------------------------------------------
                                                                                       1,446
============================================================================================
CONSUMER FINANCE (0.9%)
  American Express Co.                                             19,710                824
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (3.7%)
  Citigroup, Inc.                                                  80,183              3,432
---------------------------------------------------------------------------------------------
INSURANCE (2.6%)
  Aflac, Inc.                                                      20,500                630
  American International Group, Inc.                               32,323              1,784
---------------------------------------------------------------------------------------------
                                                                                       2,414
============================================================================================
TOTAL FINANCIALS                                                                      10,635
============================================================================================
HEALTH CARE (21.9%)
BIOTECHNOLOGY (3.2%)
  Amgen, Inc.                                                      32,898(a)           2,186
  Celgene Corp.                                                     8,615(a)             262
  Gilead Sciences, Inc.                                            10,416(a)             579
---------------------------------------------------------------------------------------------
                                                                                       3,027
============================================================================================
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
  Boston Scientific Corp.                                           6,200(a)             379
  Medtronic, Inc.                                                  27,373(a)           1,313
  St. Jude Medical, Inc.                                            8,450(a)             486
---------------------------------------------------------------------------------------------
                                                                                       2,178
============================================================================================
HEALTH CARE PROVIDERS & SERVICES (2.1%)
  AmerisourceBergen Corp.                                           8,800                610
  Health Management Associates, Inc.                               10,200                188
  UnitedHealth Group, Inc.                                         23,100              1,161
---------------------------------------------------------------------------------------------
                                                                                       1,959
============================================================================================
PHARMACEUTICALS (14.3%)
  Abbott Laboratories                                              22,495                984

     The accompanying notes are an integral part of the financial statements

                                                                                       VALUE
                                                                   SHARES              (000)
---------------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
  Bristol-Myers Squibb Co.                                         15,900         $      432
  Eli Lilly & Co.                                                  16,270              1,122
  Forest Laboratories, Inc., Class A                                6,800(a)             372
  Johnson & Johnson                                                43,300              2,239
  Merck & Co., Inc.                                                23,718              1,436
  Pfizer, Inc.                                                    154,097              5,263
  Wyeth                                                            32,038              1,459
---------------------------------------------------------------------------------------------
                                                                                      13,307
============================================================================================
TOTAL HEALTH CARE                                                                     20,471
============================================================================================
INDUSTRIALS (6.1%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
  Weight Watchers International, Inc.                               8,490(a)             386
---------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (5.7%)
  3M Co.                                                           13,840              1,785
  General Electric Co.                                            123,083              3,530
---------------------------------------------------------------------------------------------
                                                                                       5,315
============================================================================================
TOTAL INDUSTRIALS                                                                      5,701
============================================================================================
INFORMATION TECHNOLOGY (25.6%)
COMMUNICATIONS EQUIPMENT (3.7%)
  Cisco Systems, Inc.                                             138,665(a)           2,314
  Emulex Corp.                                                     10,800(a)             246
  Juniper Networks, Inc.                                           19,200(a)             238
  Qualcomm, Inc.                                                   17,650                631
---------------------------------------------------------------------------------------------
                                                                                       3,429
============================================================================================
COMPUTERS & PERIPHERALS (3.4%)
  Dell Computer Corp.                                              43,610(a)           1,394
  EMC Corp.                                                        26,658(a)             279
  Hewlett-Packard Co.                                              25,900                551
  IBM Corp.                                                        11,550                953
  Seagate Technology, Inc.                                         26,700(a),(b)          --@
---------------------------------------------------------------------------------------------
                                                                                       3,177
============================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  Jabil Circuit, Inc.                                              10,760(a)             238
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.4%)
  Yahoo!, Inc.                                                     11,600(a)             380
---------------------------------------------------------------------------------------------
IT SERVICES (1.1%)
  Automatic Data Processing, Inc.                                  10,740                364
  First Data Corp.                                                 17,026                705
---------------------------------------------------------------------------------------------
                                                                                       1,069
============================================================================================
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.3%)
  Altera Corp.                                                     22,500(a)             369
  Analog Devices, Inc.                                             18,200(a)             634
  Applied Materials, Inc.                                          50,906(a)             807
  Broadcom Corp., Class A                                           8,500(a)             212
  Intel Corp.                                                     126,808              2,636
  Linear Technology Corp.                                          20,090                647
  Maxim Intergrated Products, Inc.                                 16,230                555
  Novellus Systems, Inc.                                            7,050(a)             258
  Texas Instruments, Inc.                                          38,470                677
---------------------------------------------------------------------------------------------
                                                                                       6,795
============================================================================================
SOFTWARE (9.5%)
  Adobe Systems, Inc.                                               8,200                263
  Mercury Interactive Corp.                                         3,500(a)      $      135
  Microsoft Corp.                                                 249,366              6,386
  Oracle Corp.                                                     94,570(a)           1,137
  Peoplesoft, Inc.                                                  8,600(a)             151
  Siebel Systems, Inc.                                             12,800(a)             122
  Symantec Corp.                                                    6,600(a)             289
  Veritas Software Corp.                                           12,400(a)             356
---------------------------------------------------------------------------------------------
                                                                                       8,839
============================================================================================
TOTAL INFORMATION TECHNOLOGY                                                          23,927
============================================================================================
TELECOMMUNICATION SERVICES (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
  Verizon Communications, Inc.                                     28,474              1,123
---------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
  Utstarcom, Inc.                                                   5,700(a)             203
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  AT&T Wireless Services, Inc.                                     27,650(a)             227
---------------------------------------------------------------------------------------------
TOTAL TELECOMMUNICATION SERVICES                                                       1,553
============================================================================================
  TOTAL COMMON STOCKS (COST $84,815)                                                  90,503
============================================================================================

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.8%)
REPURCHASE AGREEMENT (2.8%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
   (COST $2,572)                                               $    2,572(c)           2,572
============================================================================================
TOTAL INVESTMENTS (99.6%) (COST $87,387)                                              93,075
============================================================================================

                                                                   AMOUNT
                                                                    (000)
---------------------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Receivable for Investments Sold                                   2,326
  Receivable for Portfolio Shares Sold                                212
  Dividends Receivable                                                 89
  Other                                                                24              2,651
============================================================================================
LIABILITIES (-2.4%)
  Payable for Investments Purchased                                (2,062)
  Investment Advisory Fees Payable                                   (103)
  Payable for Portfolio Shares Redeemed                               (40)
  Shareholder Reporting Expense Payable                               (23)
  Administrative Fees Payable                                         (22)
  Professional Fees Payable                                           (12)
  Custodian Fees Payable                                               (9)
  Directors' Fees and Expenses Payable                                 (6)            (2,277)
============================================================================================
NET ASSETS (100%)                                                                 $   93,449
============================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Equity Growth Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                      AMOUNT
                                                                                       (000)
---------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $  152,252
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                      154
Accumulated Net Realized Gain (Loss)                                                 (64,645)
Unrealized Appreciation (Depreciation) on Investments                                  5,688
---------------------------------------------------------------------------------------------
NET ASSETS                                                                        $   93,449
============================================================================================
CLASS I:
NET ASSETS                                                                        $   92,184
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,122,896 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                                  $    11.35
============================================================================================
CLASS II:
NET ASSETS                                                                        $    1,265
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 111,654 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                        $    11.33
============================================================================================

 (a)-- Non-income producing security
 (b)-- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held less than $500 of fair valued securities.
 (c)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than $500.


     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                                  SIX MONTHS ENDED
                                                                                                     JUNE 30, 2003
                                                                                                       (UNAUDITED)
                                                                                                             (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                             $      507
  Interest                                                                                                      13
-------------------------------------------------------------------------------------------------------------------
    Total Income                                                                                               520
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                     234
  Administrative Fees                                                                                          111
  Shareholder Reporting                                                                                         19
  Professional Fees                                                                                             17
  Custodian Fees                                                                                                13
  Directors' Fees and Expenses                                                                                   2
  Other                                                                                                          6
-------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                             402
-------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                              (40)
-------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                               362
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                   158
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                          (1,713)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                               10,487
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              8,774
-------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $    8,932
==================================================================================================================


     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Equity Growth Portfolio

Statement of Changes in Net Assets

                                                                                            SIX MONTHS ENDED
                                                                                               JUNE 30, 2003          YEAR ENDED
                                                                                                 (UNAUDITED)   DECEMBER 31, 2002
                                                                                                       (000)               (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                    $      158          $      186
  Net Realized Gain (Loss)                                                                            (1,713)            (32,114)
  Change in Unrealized Appreciation (Depreciation)                                                    10,487              (3,855)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                    8,932             (35,783)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                                   --                (169)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                        6,176              13,317
  Distributions Reinvested                                                                                --                 169
  Redemptions                                                                                         (7,329)            (21,880)
  Class II*:
  Subscriptions                                                                                        1,498                  --
  Distributions Reinvested                                                                                --                  --
  Redemptions                                                                                           (257)                 --
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                       88              (8,394)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                              9,020             (44,346)

NET ASSETS:
  Beginning of Period                                                                                 84,429             128,775
---------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net investment
    income of $154 and $(4), respectively)                                                        $   93,449          $   84,429
---------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                                    574               1,079
    Shares Issued on Distributions Reinvested                                                             --                  16
    Shares Redeemed                                                                                     (704)             (1,908)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                               (130)               (813)
  Class II*:
    Shares Subscribed                                                                                    135                  --
    Shares Issued on Distributions Reinvested                                                             --                  --
    Shares Redeemed                                                                                      (23)                 --
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                               112                  --
================================================================================================================================

   *Class II shares commenced operations on May 5, 2003


     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                         CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003        ------------------------------------------------------------------
                                           (UNAUDITED)               2002          2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   10.23      $   14.20     $   16.76    $   20.31    $   15.10    $   12.74
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.02#          0.02#        (0.00)+      (0.02)       (0.02)        0.02
  Net Realized and Unrealized Gain (Loss)             1.10          (3.97)        (2.54)       (2.28)        5.93         2.43
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.12          (3.95)        (2.54)       (2.30)        5.91         2.45
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 --          (0.02)           --           --        (0.02)          --
  Net Realized Gain                                     --             --         (0.02)       (1.25)       (0.68)       (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 --          (0.02)        (0.02)       (1.25)       (0.70)       (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $   11.35      $   10.23     $   14.20    $   16.76    $   20.31    $   15.10
==================================================================================================================================
TOTAL RETURN                                         10.95%++/\    (27.81)%      (15.17)%     (11.75)%      39.45%       19.29%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                $  92,184      $  84,429     $ 128,775    $ 174,430    $ 138,575    $  56,215
Ratio of Expenses to Average Net Assets               0.85%**        0.85%         0.85%        0.85%        0.85%        0.85%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                  0.37%**        0.18%        (0.01)%      (0.10)%      (0.11)%       0.28%
Portfolio Turnover Rate                                 74%++         142%           96%          70%          87%         149%
-----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
 During the Period:
    Per Share Benefit to Net Investment
      Income (Loss)                              $    0.00+#    $    0.01#    $    0.01    $    0.02    $    0.05    $    0.04
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                    0.95%**        0.95%         0.91%        0.92%        1.11%        1.31%
    Net Investment Income (Loss) to
      Average Net Assets                              0.27%**        0.08%        (0.07)%      (0.17)%      (0.37)%      (0.18)%

                                                                                                             CLASS II
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD FROM MAY 5, 2003*
                                                                                                                TO JUNE 30, 2003
                                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $  10.92
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                                      0.00+#
  Net Realized and Unrealized Gain (Loss)                                                                           0.41
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                                0.41
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                               --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                  $  11.33
=================================================================================================================================
TOTAL RETURN                                                                                                        3.85%++
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                               $  1,265
Ratio of Expenses to Average Net Assets                                                                             1.10%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                                         0.12%**
Portfolio Turnover Rate                                                                                               74%++
----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                                           $   0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                                                  1.20%**
    Net Investment Income (Loss) to Average Net Assets                                                              0.02%**
----------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
#   Per share amount is based on average shares outstanding
+   Amount is less than $0.005 per share
++  Not annualized
/\ The total return was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

               FROM $500
FIRST $500    MILLION TO     MORE THAN
   MILLION    $1 BILLION    $1 BILLION
- ----------------------------------------
      0.55%         0.50%         0.45%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $5,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $600 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                     (000)
-----------------------------------------------------
  2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
      PAID FROM:                   PAID FROM:
--------------------------   ------------------------
  ORDINARY    LONG-TERM     ORDINARY    LONG-TERM
   INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
-----------------------------------------------------
   $ 169       $ --            $ --      $ 177

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                       NET
   COST     APPRECIATION     DEPRECIATION     APPRECIATION
  (000)            (000)            (000)            (000)
------------------------------------------------------------
$ 87,387         $ 7,276         $ (1,588)         $ 5,688

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $48,500,000, of which, $21,409,000 will expire on December 31, 2009, and $27,091,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $4,188,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $62,047,000 and $62,330,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $300 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

Class I shares' perfomance was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a onetime settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                            --------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                               OFFICERS

Michael Bozic                                           Charles A. Fiumefreddo
                                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                        Mitchell M. Merin
Edwin J. Garn                                           PRESIDENT

Wayne E. Hedien                                         Ronald E. Robison
                                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                        Barry Fink
Dr. Manuel H. Johnson                                   VICE PRESIDENT

Joseph J. Kearns                                        Joseph J. McAlinden
                                                        VICE PRESIDENT
Michael Nugent
                                                        Stefanie V. Chang
Philip J. Purcell                                       VICE PRESIDENT

Fergus Reid                                             James W. Garrett
                                                        TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                         Michael J. Leary
1221 Avenue of the Americas                             ASSISTANT TREASURER
New York, New York 10020
                                                        Mary E. Mullin
DISTRIBUTOR                                             SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             LEGAL COUNSEL
New York, New York 10020                                Mayer, Brown, Rowe & Maw LLP
                                                        1675 Broadway
CUSTODIAN                                               New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                         INDEPENDENT AUDITORS
New York, New York 10017                                Ernst & Young LLP
                                                        200 Clarendon Street
                                                        Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             Semi-Annual Report -- June 30, 2003

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  U.S. Mid Cap Core Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets

                                                                      VALUE
                                                      SHARES          (000)
----------------------------------------------------------------------------
COMMON STOCKS (98.3%)
BASIC RESOURCES (5.4%)
BASIC CHEMICALS (1.9%)
  Eastman Chemical Co.                                29,600      $     937
  Hercules, Inc.                                       3,750(a)          37
  IMC Global, Inc.                                    38,450            258
  Millenium Chemicals, Inc.                           31,600            301
  Olin Corp.                                          47,177            807
  RPM International, Inc.                             88,277          1,214
----------------------------------------------------------------------------
                                                                      3,554
===========================================================================
CONTAINERS (1.6%)
  Crown Holdings, Inc.                                87,500(a)         625
  Pactiv Corp.                                        49,246(a)         970
  Sonoco Products Co.                                 60,648          1,457
----------------------------------------------------------------------------
                                                                      3,052
===========================================================================
NON-FERROUS METALS (0.4%)
  Harsco Corp.                                        21,698            782
----------------------------------------------------------------------------
PAPER (0.6%)
  Bowater, Inc.                                       32,448          1,215
----------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.5%)
  Georgia Gulf Corp.                                  19,100            378
  Lubrizol Corp.                                      12,100            375
  Lyondell Chemical Co.                               10,950            148
----------------------------------------------------------------------------
                                                                        901
===========================================================================
STEEL (0.4%)
  AK Steel Holding Corp.                              70,647(a)         256
  GrafTech International Ltd.                         75,400(a)         411
----------------------------------------------------------------------------
                                                                        667
----------------------------------------------------------------------------
TOTAL BASIC RESOURCES                                                10,171
===========================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (0.8%)
HOUSEHOLD PRODUCTS (0.8%)
  Dial Corp.                                          42,800            833
  International Flavors &
    Fragrances, Inc.                                  22,801            728
----------------------------------------------------------------------------
                                                                      1,561
===========================================================================
CONSUMER DURABLES (2.7%)
AUTOMOTIVE RELATED (1.6%)
  ArvinMeritor, Inc.                                  11,800            238
  Lear Corp.                                          18,197(a)         837
  SPX Corp.                                           43,846(a)       1,932
----------------------------------------------------------------------------
                                                                      3,007
===========================================================================
BUILDING & HOUSING (0.1%)
  D.R. Horton, Inc.                                    4,300            121
----------------------------------------------------------------------------
FURNISHING & APPLIANCES (0.5%)
  Stanley Works                                       31,900            881
----------------------------------------------------------------------------
RECREATION & TOYS (0.5%)
  Activision, Inc.                                    29,850(a)         386
  Hasbro, Inc.                                        36,941            646
----------------------------------------------------------------------------
                                                                      1,032
===========================================================================
TOTAL CONSUMER DURABLES                                               5,041
===========================================================================
CONSUMER SERVICES (6.4%)
ENTERTAINMENT & LEISURE (2.6%)
  Bally Total Fitness Holding Corp.                  227,238(a)   $   2,052
  GTech Holdings Corp.                                34,946          1,316
  International Speedway Corp., Class A               15,600            616
  Metro-Goldwyn-Mayer, Inc.                           68,600(a)         852
----------------------------------------------------------------------------
                                                                      4,836
===========================================================================
LODGING (0.6%)
  MGM Mirage, Inc.                                    28,600(a)         978
  Park Place Entertainment Corp.                      24,450(a)         222
----------------------------------------------------------------------------
                                                                      1,200
===========================================================================
OTHER CONSUMER SERVICES (0.5%)
  Aramark Corp., Class B                              42,548(a)         954
----------------------------------------------------------------------------
PUBLISHING & BROADCASTING (2.7%)
  Acxiom Corp.                                        86,700(a)       1,308
  Cox Radio, Inc., Class A                            32,800(a)         758
  DoubleClick, Inc.                                   65,129(a)         603
  Harte-Hanks, Inc.                                   14,600            277
  Media General, Inc., Class A                         6,249            358
  Readers Digest Association, Inc.,
    Class A                                           33,246            448
  Westwood One, Inc.                                  39,800(a)       1,350
----------------------------------------------------------------------------
                                                                      5,102
===========================================================================
TOTAL CONSUMER SERVICES                                              12,092
===========================================================================
ENERGY (7.9%)
COAL (0.4%)
  Arch Coal, Inc.                                     15,400            354
  Peabody Energy Corp.                                11,800            396
----------------------------------------------------------------------------
                                                                        750
===========================================================================
NATURAL GAS (0.9%)
  Aquila, Inc.                                        60,100            155
  Equitable Resources, Inc.                           37,850          1,542
  KeySpan Corp.                                        1,850             66
----------------------------------------------------------------------------
                                                                      1,763
===========================================================================
OIL - DOMESTIC & CRUDE (1.9%)
  Apache Corp.                                        11,015            716
  Valero Energy Corp.                                 34,375          1,249
  XTO Energy, Inc.                                    78,062          1,570
----------------------------------------------------------------------------
                                                                      3,535
===========================================================================
OIL - OFFSHORE DRILLING (1.9%)
  ENSCO International, Inc.                           15,200            409
  GlobalSantaFe Corp.                                 35,455            828
  Noble Corp.                                         56,573(a)       1,940
  Pride International, Inc.                           22,271(a)         419
----------------------------------------------------------------------------
                                                                      3,596
===========================================================================
OIL - WELL EQUIPMENT & SERVICE (2.8%)
  Baker Hughes, Inc.                                   7,100            238
  Cooper Cameron Corp.                                 4,550(a)         229
  FMC Technologies, Inc.                              64,100(a)       1,349
  National-Oilwell, Inc.                               7,900(a)         174
  Schlumberger Ltd.                                   20,350            968
  Smith International, Inc.                            3,350(a)         123
  Tidewater, Inc.                                     13,600            400

     The accompanying notes are an integral part of the financial statements

                                                                      VALUE
                                                      SHARES          (000)
----------------------------------------------------------------------------
ENERGY (CONT'D)
  Varco International, Inc.                           39,150(a)   $     768
  Weatherford International Ltd.                      24,850(a)       1,041
----------------------------------------------------------------------------
                                                                      5,290
===========================================================================
TOTAL ENERGY                                                         14,934
===========================================================================
FINANCIAL SERVICES (20.8%)
BANKS (7.2%)
  Astoria Financial Corp.                             26,600            743
  Banknorth Group, Inc.                               53,347          1,361
  Charter One Financial, Inc.                         39,677          1,237
  Colonial BancGroup, Inc.                            46,800            649
  Comerica, Inc.                                      27,846          1,295
  Compass Bancshares, Inc.                            17,623            616
  FirstMerit Corp.                                    37,475            857
  Greater Bay Bancorp                                  2,100             43
  Greenpoint Financial Corp.                          10,900            555
  Hibernia Corp., Class A                             40,351            733
  Independence Community Bank Corp.                    5,700            161
  Mercantile Bankshares Corp.                         21,976            865
  National Commerce Financial Corp.                   73,746          1,636
  Provident Financial Group, Inc.                        200              5
  Sky Financial Group, Inc.                           22,450            488
  State Street Corp.                                  28,300          1,115
  Zions Bancorp                                       26,196          1,326
----------------------------------------------------------------------------
                                                                     13,685
===========================================================================
CREDIT & FINANCE (3.1%)
  AmeriCredit Corp.                                  104,946(a)         897
  Brookline Bancorp, Inc.                             25,000            350
  CIT Group, Inc.                                     18,100            446
  Countrywide Financial Corp.                         10,100            703
  GATX Corp.                                          28,647            468
  Investors Financial Services Corp.                  47,800          1,387
  Radian Group, Inc.                                  42,352          1,552
----------------------------------------------------------------------------
                                                                      5,803
===========================================================================
INSURANCE (6.4%)
  American Financial Group, Inc.                      15,197            346
  CNA Financial Corp.                                 11,100(a)         273
  Everest Re Group Ltd.                               13,850          1,060
  Gallagher (Arthur J.) & Co.                          2,500             68
  Hartford Financial Services Group, Inc.             37,700          1,899
  Lincoln National Corp.                              57,000          2,031
  Loews Corp.                                          9,800            463
  MBIA, Inc.                                           8,650            422
  Nationwide Financial Services, Inc.,
    Class A                                           70,700          2,298
  Ohio Casualty Corp.                                 25,950(a)         342
  Platinum Underwriters Holdings Ltd.                 25,497            692
  PMI Group, Inc.                                     51,750          1,389
  UnumProvident Corp.                                 62,900            843
----------------------------------------------------------------------------
                                                                     12,126
===========================================================================
INVESTMENT COMPANIES (4.1%)
  Affiliated Managers Group, Inc.                     20,250(a)       1,234
  Alliance Capital Management Holding LP              35,400          1,292
  Bear Stearns Cos., Inc. (The)                        3,800      $     275
  E*Trade Group, Inc.                                157,700(a)       1,341
  LaBranche & Co., Inc.                               26,000            538
  Lehman Brothers Holdings, Inc.                      14,200            944
  Mellon Financial Corp.                              66,550          1,847
  Waddell & Reed Financial, Inc.                      12,750            327
----------------------------------------------------------------------------
                                                                      7,798
===========================================================================
TOTAL FINANCIAL SERVICES                                             39,412
===========================================================================
FOOD & TOBACCO (1.5%)
FOOD PRODUCTS (1.0%)
  Sara Lee Corp.                                      32,650            614
  Smithfield Foods, Inc.                              39,101(a)         896
  Tyson Foods, Inc., Class A                          35,791            380
----------------------------------------------------------------------------
                                                                      1,890
===========================================================================
TOBACCO (0.5%)
  R.J. Reynolds Tobacco Holdings, Inc.                27,000          1,005
----------------------------------------------------------------------------
TOTAL FOOD & TOBACCO                                                  2,895
===========================================================================
HEALTH CARE (12.6%)
DRUGS (6.3%)
  Barr Laboratories, Inc.                             10,700(a)         701
  Cephalon, Inc.                                      35,501(a)       1,461
  Gilead Sciences, Inc.                               51,073(a)       2,839
  ICOS Corp.                                           8,596(a)         316
  Idec Pharmaceuticals Corp.                          53,497(a)       1,819
  Medicines Co.                                       48,550(a)         956
  MGI Pharma, Inc.                                    54,600(a)       1,399
  Trimeris, Inc.                                      41,000(a)       1,873
  Vertex Pharmaceuticals, Inc.                        38,173(a)         557
----------------------------------------------------------------------------
                                                                     11,921
===========================================================================
HEALTH SERVICES (5.0%)
  Anthem, Inc.                                        30,098(a)       2,322
  Caremark Rx, Inc.                                   90,203(a)       2,316
  Coventry Health Care, Inc.                          19,750(a)         912
  Express Scripts, Inc.                               13,750(a)         939
  Fisher Scientific International, Inc.               10,400(a)         363
  Health Net, Inc.                                    14,200(a)         468
  Laboratory Corp. of America Holdings                27,950(a)         843
  LifePoint Hospitals, Inc.                           30,648(a)         642
  Universal Heath Services, Inc.,
    Class B                                           17,850(a)         707
----------------------------------------------------------------------------
                                                                      9,512
===========================================================================
HEALTH TECHNOLOGY (0.5%)
  St. Jude Medical, Inc.                              15,296(a)         880
----------------------------------------------------------------------------
HOSPITAL SUPPLIES (0.8%)
  Steris Corp.                                        63,248(a)       1,460
----------------------------------------------------------------------------
TOTAL HEALTH CARE                                                    23,773
===========================================================================
HEAVY INDUSTRY & TRANSPORTATION (8.7%)
AEROSPACE (1.3%)
  Goodrich Corp.                                      42,645            896
  Lockheed Martin Corp.                               19,600            932
  Northrop Grumman Corp.                               7,200            621
----------------------------------------------------------------------------
                                                                      2,449
===========================================================================

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  U.S. Mid Cap Core Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                      VALUE
                                                      SHARES          (000)
----------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (CONT'D)
AIR TRANSPORT (0.1%)
  Swift Transportation Co., Inc.                      14,650(a)   $     273
----------------------------------------------------------------------------
BUSINESS SERVICES (3.3%)
  Allied Waste Industries, Inc.                       58,693(a)         590
  BearingPoint, Inc.                                  35,900(a)         346
  BISYS Group, Inc.                                  145,150(a)       2,666
  Fiserv, Inc.                                         4,300(a)         153
  Manpower, Inc.                                      24,776            919
  Robert Half International, Inc.                     20,950(a)         397
  United Rentals, Inc.                                26,892(a)         374
  Waste Connections, Inc.                             22,800(a)         799
----------------------------------------------------------------------------
                                                                      6,244
===========================================================================
ELECTRICAL EQUIPMENT (0.4%)
  Cooper Industries Ltd., Class A                     19,273            796
----------------------------------------------------------------------------
MACHINERY (2.0%)
  Agco Corp.                                          54,850(a)         937
  Flowserve Corp.                                     15,800(a)         311
  Navistar International Corp.                        28,894(a)         943
  Parker-Hannifin Corp.                               25,925          1,088
  Tecumseh Products Co., Class A                      11,400            437
----------------------------------------------------------------------------
                                                                      3,716
===========================================================================
MISCELLANEOUS INDUSTRIALS (1.3%)
  Brink's Co.                                         28,425            414
  Federal Signal Corp.                                74,497          1,309
  Kennametal, Inc.                                    21,400            725
----------------------------------------------------------------------------
                                                                      2,448
===========================================================================
SHIPPING & FREIGHT (0.3%)
  CNF, Inc.                                           12,950            329
  Yellow Corp.                                         9,050(a)         209
----------------------------------------------------------------------------
                                                                        538
===========================================================================
TOTAL HEAVY INDUSTRY & TRANSPORTATION                                16,464
===========================================================================
RETAIL (7.9%)
APPAREL (1.9%)
  Abercrombie & Fitch Co., Class A                    37,500(a)       1,065
  Jones Apparel Group, Inc.                           66,600(a)       1,949
  Too, Inc.                                           31,000(a)         628
----------------------------------------------------------------------------
                                                                      3,642
===========================================================================
DEPARTMENT STORES (1.9%)
  Dollar Tree Stores, Inc.                            57,948(a)       1,839
  Federated Department Stores, Inc.                   26,425            974
  Kohl's Corp.                                        14,200(a)         729
----------------------------------------------------------------------------
                                                                      3,542
===========================================================================
DISCOUNTERS (0.1%)
  BJ's Wholesale Club, Inc.                           17,696(a)         266
----------------------------------------------------------------------------
FOOD RETAILERS (0.3%)
  Kroger Co.                                          37,146(a)         620
----------------------------------------------------------------------------
RESTAURANTS (0.6%)
  CBRL Group, Inc.                                    10,300            400
  Darden Restaurants, Inc.                            38,400      $     729
----------------------------------------------------------------------------
                                                                      1,129
===========================================================================
SPECIALTY STORES (3.1%)
  Barnes & Noble, Inc.                                32,395(a)         747
  Borders Group, Inc.                                 82,347(a)       1,450
  Foot Locker, Inc.                                   48,054            637
  Hollywood Entertainment Corp.                       38,500(a)         662
  Linens 'N Things, Inc.                              30,946(a)         731
  Michaels Stores, Inc.                               20,000            761
  Pier 1 Imports, Inc.                                14,175            289
  Williams-Sonoma, Inc.                               13,850(a)         404
----------------------------------------------------------------------------
                                                                      5,681
===========================================================================
TOTAL RETAIL                                                         14,880
===========================================================================
TECHNOLOGY (15.1%)
COMPUTERS & OFFICE EQUIPMENT (1.9%)
  3Com Corp.                                         106,144(a)         497
  Brocade Communications
    Systems, Inc.                                    184,100(a)       1,084
  Extreme Networks, Inc.                              67,700(a)         359
  Tech Data Corp.                                     64,900(a)       1,733
----------------------------------------------------------------------------
                                                                      3,673
===========================================================================
ELECTRONICS (6.9%)
  ASML Holding N.V. ADR                               49,500(a)         473
  Avnet, Inc.                                        149,050(a)       1,890
  Axcelis Technologies, Inc.                         168,400(a)       1,031
  Cadence Design Systems, Inc.                        42,400(a)         511
  CDW Corp.                                           28,800(a)       1,319
  Celestica, Inc.                                     46,600(a)         735
  Fairchild Semiconductor
    International, Inc.                               99,600(a)       1,274
  FEI Co.                                              9,500(a)         178
  Integrated Device Technology, Inc.                  82,183(a)         908
  International Rectifier Corp.                        7,100(a)         191
  Intersil Corp., Class A                             31,994(a)         851
  Lam Research Corp.                                  14,950(a)         272
  Microchip Technology, Inc.                          19,251            474
  Motorola, Inc.                                      51,200            483
  RF Micro Devices, Inc.                              33,600(a)         202
  Solectron Corp.                                    374,400(a)       1,400
  Vishay Intertechnology, Inc.                        62,546(a)         826
----------------------------------------------------------------------------
                                                                     13,018
===========================================================================
SOFTWARE & SERVICES (5.5%)
  Affiliated Computer Services, Inc.,
    Class A                                           22,651(a)       1,036
  Ascential Software Corp.                            17,800(a)         293
  BEA Systems, Inc.                                   43,400(a)         471
  BMC Software, Inc.                                  42,400(a)         692
  Business Objects S.A. ADR                           12,850(a)         282
  Ceridian Corp.                                      10,650(a)         181
  Compuware Corp.                                    119,700(a)         691
  DST Systems, Inc.                                   52,922(a)       2,011
  Informatica Corp.                                   38,700(a)         268
  J. D. Edwards & Co.                                 30,600(a)         439
  Network Associates, Inc.                            82,600(a)       1,047
  Peoplesoft, Inc.                                    54,353(a)         956

     The accompanying notes are an integral part of the financial statements

                                                                      VALUE
                                                      SHARES          (000)
----------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
  Siebel Systems, Inc.                               138,800(a)   $   1,324
  Sybase, Inc.                                        46,600(a)         648
  Wind River Systems, Inc.                            36,300(a)         138
----------------------------------------------------------------------------
                                                                     10,477
===========================================================================
TELECOM EQUIPMENT (0.8%)
  Advanced Fibre Communications, Inc.                 31,600(a)         514
  Polycom, Inc.                                       59,100(a)         819
  Powerwave Technologies, Inc.                        14,200(a)          89
----------------------------------------------------------------------------
                                                                      1,422
===========================================================================
TOTAL TECHNOLOGY                                                     28,590
===========================================================================
UTILITIES (8.5%)
ELECTRIC POWER (5.1%)
  Allegheny Energy, Inc.                              84,200            712
  American Electric Power Co., Inc.                   30,450            908
  Calpine Corp.                                      167,400(a)       1,105
  Constellation Energy Group, Inc.                    38,900          1,334
  DQE, Inc.                                           41,800            630
  Edison International                                74,493(a)       1,224
  Energy East Corp.                                   39,195            814
  Exelon Corp.                                        31,250          1,869
  Mirant Corp.                                       168,000(a)         487
  PNM Resources, Inc.                                  8,700            233
  Wisconsin Energy Corp.                               9,700            281
----------------------------------------------------------------------------
                                                                      9,597
===========================================================================
NATURAL GAS PIPELINES (2.4%)
  Kinder Morgan Management, LLC                       11,864(a)         444
  Nicor, Inc.                                          7,000            260
  Sempra Energy                                       44,126          1,259
  Williams Cos., Inc.                                326,900          2,582
----------------------------------------------------------------------------
                                                                      4,545
===========================================================================
TELEPHONE SERVICES (1.0%)
  AT&T Wireless Services, Inc.                        97,500(a)         801
  Cincinnati Bell, Inc.                               71,900(a)         482
  Sprint Corp. (PCS Group)                            80,075(a)         460
  Triton PCS Holdings, Inc.                           48,142(a)         243
----------------------------------------------------------------------------
                                                                      1,986
===========================================================================
TOTAL UTILITIES                                                      16,128
===========================================================================
  TOTAL COMMON STOCKS (COST $163,109)                               185,941
===========================================================================

                                                        FACE
                                                      AMOUNT
                                                       (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $6,198)                                    $ 6,198(b)       6,198
===========================================================================
TOTAL INVESTMENTS (101.6%) (COST $169,307)                          192,139
===========================================================================

                                                      AMOUNT         AMOUNT
                                                       (000)          (000)
----------------------------------------------------------------------------
OTHER ASSETS (1.2%)
  Cash                                               $     2
  Receivable for Investments Sold                      1,963
  Dividends Receivable                                   178
  Receivable for Portfolio Shares Sold                   142      $   2,285
----------------------------------------------------------------------------
LIABILITIES (-2.8%)
  Payable for Investments Purchased                   (4,782)
  Investment Advisory Fees Payable                      (284)
  Payable for Portfolio Shares
    Redeemed                                            (214)
  Administrative Fees Payable                            (41)
  Shareholder Reporting Expense Payable                  (27)
  Custodian Fees Payable                                 (23)
  Professional Fees Payable                              (13)
  Directors' Fees and Expenses Payable                    (5)        (5,389)
===========================================================================
NET ASSETS (100%)                                                 $ 189,035
===========================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                   $ 220,673
Undistributed (Distributions in Excess of)
  Net Investment Income                                                   2
Accumulated Net Realized Gain (Loss)                                (54,472)
Unrealized Appreciation (Depreciation) on Investments                22,832
---------------------------------------------------------------------------
NET ASSETS                                                        $ 189,035
===========================================================================
CLASS I:

NET ASSETS                                                        $ 186,095

NET ASSETS  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE

  Applicable to 15,208,453 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                  $   12.24
===========================================================================
CLASS II:

NET ASSETS                                                        $   2,940

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 240,389 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                  $   12.23
===========================================================================

(a) -- Non-income producing security
(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  U.S. Mid Cap Core Portfolio

Statement of Operations

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2003
                                                                                          (UNAUDITED)
                                                                                                (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                          $            829
  Interest                                                                                         23
------------------------------------------------------------------------------------------------------
    Total Income                                                                                  852
------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                        605
  Administrative Fees                                                                             207
  Custodian Fees                                                                                   46
  Shareholder Reporting                                                                            26
  Professional Fees                                                                                23
  Directors' Fees and Expenses                                                                      3
  Other                                                                                            12
------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                922
------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                 (75)
------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                  847
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                        5
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                            (12,075)
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                  38,332
------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                26,257
------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $         26,262
=====================================================================================================

    The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets

                                                                                   SIX MONTHS ENDED
                                                                                      JUNE 30, 2003          YEAR ENDED
                                                                                        (UNAUDITED)   DECEMBER 31, 2002
                                                                                              (000)               (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                     $              5   $            (284)
  Net Realized Gain (Loss)                                                                  (12,075)            (27,405)
  Change in Unrealized Appreciation (Depreciation)                                           38,332             (30,469)
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                          26,262             (58,158)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                                 38,434             112,539
  Redeemed                                                                                  (38,446)            (63,443)
  Class II:*
  Subscribed                                                                                  2,867                  --
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                            2,855              49,096
------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                    29,117              (9,062)
NET ASSETS:
  Beginning of Period                                                                       159,918             168,980
------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $2 and $(3), respectively)                                $        189,035   $         159,918
------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                         3,544               8,998
    Shares Redeemed                                                                          (3,587)             (5,349)
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                               (43)              3,649
  Class II:*
    Shares Subscribed                                                                           240                  --
=======================================================================================================================

*Class II shares commenced operations on May 5, 2003

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Financial Highlights

                                  U.S. Mid Cap Core Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                            CLASS I
------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2003          -----------------------
                                                             (UNAUDITED)              2002          2001
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $          10.49       $   14.56     $   15.05
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           0.00+#         (0.02)#       (0.00)+
  Net Realized and Unrealized Gain (Loss)                                1.75           (4.05)        (0.47)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     1.75           (4.07)        (0.47)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                    --              --            --
  Net Realized Gain                                                        --              --         (0.02)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    --              --         (0.02)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $          12.24       $   10.49     $   14.56
===========================================================================================================
TOTAL RETURN                                                            16.79%++       (27.95)%       (3.15)%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $        186,095       $ 159,918     $ 168,980
Ratio of Expenses to Average Net Assets                                  1.05%**         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                                 0.01%**        (0.17)%       (0.04)%
Portfolio Turnover Rate                                                    87%++          145%          173%
------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
Period:
    Per Share Benefit to Net Investment Income (Loss)        $           0.00+#     $    0.01#    $    0.01
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                       1.14%**         1.12%         1.10%
    Net Investment Income (Loss) to Average Net Assets                  (0.08)%**       (0.24)%       (0.09)%

                                                                                 CLASS I
------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
                                                                   2000               1999          1998
                                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $          15.62       $   14.92     $   13.32
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           0.02            0.03          0.04
  Net Realized and Unrealized Gain (Loss)                                1.62            2.81          2.04
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     1.64            2.84          2.08
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                 (0.02)          (0.03)        (0.03)
  Net Realized Gain                                                     (2.19)          (2.11)        (0.45)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (2.21)          (2.14)        (0.48)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $          15.05       $   15.62     $   14.92
===========================================================================================================
TOTAL RETURN                                                            10.75%          20.19%        15.85%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $         86,233       $  54,107     $  31,381
Ratio of Expenses to Average Net Assets                                  1.05%           1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                                 0.15%           0.21%         0.42%
Portfolio Turnover Rate                                                   234%            248%          228%
------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
Period:
    Per Share Benefit to Net Investment Income (Loss)        $           0.03       $    0.04     $    0.05
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                       1.27%           1.37%         1.57%
    Net Investment Income (Loss) to Average Net Assets                  (0.07)%         (0.11)%       (0.10)%

                                                                       CLASS II
---------------------------------------------------------------------------------------
                                                               PERIOD FROM MAY 5, 2003*
                                                                       TO JUNE 30, 2003
                                                                            (UNAUDITED)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $      11.18
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                (0.00)+#
  Net Realized and Unrealized Gain (Loss)                                      1.05
---------------------------------------------------------------------------------------
    Total from Investment Operations                                           1.05
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $      12.23
=======================================================================================
TOTAL RETURN                                                                   9.39%++
=======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                      $      2,940
Ratio of Expenses to Average Net Assets                                        1.15%**
Ratio of Net Investment Income (Loss) to Average Net Assets                   (0.09)%**
Portfolio Turnover Rate                                                          87%++
---------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                  $       0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                             1.24%**
    Net Investment Income (Loss) to Average Net Assets                        (0.18)%**
=======================================================================================

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

    The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Mid Cap Core Portfolio (formerly Mid Cap Value Portfolio). The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

               FROM $500
FIRST $500    MILLION TO       MORE THAN
   MILLION    $1 BILLION      $1 BILLION
-----------------------------------------
      0.75%         0.70%           0.65%

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $4,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by approximately $400 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                       (000)
-----------------------------------------------------
 2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
     PAID FROM:                   PAID FROM:
-------------------------    ------------------------
ORDINARY        LONG-TERM   ORDINARY      LONG-TERM
  INCOME     CAPITAL GAIN     INCOME   CAPITAL GAIN
-----------------------------------------------------
  $ --          $ --          $ --        $ 141

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, there were no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                      NET
     COST    APPRECIATION    DEPRECIATION    APPRECIATION
    (000)           (000)           (000)           (000)
----------------------------------------------------------
$ 169,307        $ 26,315        $ (3,483)       $ 22,832

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $30,739,000, of which, $8,641,000 will expire on December 31, 2009, and $22,098,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $2,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $145,084,000 and $140,315,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $17,100 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN         VOTES
                              FAVOR OF        AGAINST
                             --------------------------
1) Michael Bozic             194,221,863     12,309,549
2) Charles A. Fiumefreddo    193,919,371     12,612,041
3) Edwin J. Garn             194,444,074     12,087,338
4) Wayne E. Hedien           194,545,061     11,986,351
5) James F. Higgins          194,623,217     11,908,195
6) Dr. Manuel H. Johnson     194,673,442     11,857,970
7) Philip J. Purcell         194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard
E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                                  OFFICERS
Michael Bozic                              Charles A. Fiumefreddo
                                           CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                           Mitchell M. Merin
Edwin J. Garn                              PRESIDENT

Wayne E. Hedien                            Ronald E. Robison
                                           EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                           Barry Fink
                                           VICE PRESIDENT
Dr. Manuel H. Johnson
                                           Joseph J. McAlinden
Joseph J. Kearns                           VICE PRESIDENT

Michael Nugent                             Stefanie V. Chang
                                           VICE PRESIDENT
Philip J. Purcell
                                           James W. Garrett
Fergus Reid                                TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR       Michael J. Leary
Morgan Stanley Asset Management            ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                   Mary E. Mullin
                                           SECRETARY

DISTRIBUTOR                                LEGAL COUNSEL
Morgan Stanley & Co. Incorporated          Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas                1675 Broadway
New York, New York 10020                   New York, New York 10019-5820

CUSTODIAN                                  INDEPENDENT AUDITORS
JPMorgan Chase Bank                        Ernst & Young LLP
270 Park Avenue                            200 Clarendon Street
New York, New York 10017                   Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    Annual Report -- December 31, 2002



Equity Growth Portfolio

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2002

Equity Growth Portfolio (unaudited)

[CHART]

COMPOSITION OF NET ASSETS

Other                           55.5%
Pharmaceuticals                 15.9%
Diversified Financials           9.0%
Software                         8.3%
Industrial Conglomerates         6.2%
Multiline Retail                 5.1%

TOP FIVE HOLDINGS**

                                                      PERCENT OF
SECURITY                   INDUSTRY                   NET ASSETS
-------------------------------------------------------------------
Microsoft Corp.            Software                          6.2%
General Electric Co.       Industrial Conglomerates          5.0
Pfizer, Inc.               Pharmaceuticals                   4.4
Freddie Mac                Diversified Financials            4.0
Johnson & Johnson          Pharmaceuticals                   4.0

** Excludes Short-Term Investments

PERFORMANCE COMPARED TO THE S&P 500 INDEX

                                               TOTAL RETURNS(2)
                                -----------------------------------------------
                                               AVERAGE               AVERAGE
                                                ANNUAL                ANNUAL
                                   ONE            FIVE                 SINCE
                                  YEAR           YEARS          INCEPTION(3)
--------------------------------------------------------------------------------
Portfolio                       (27.81)%       (2.11)%                 3.04%
Index(1)                        (22.09)        (0.58)                  4.49

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on January 2, 1997.

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

                                               S&P 500
                     PORTFOLIO                  INDEX
1/2/1997             $ 10,000                 $ 10,000
12/31/1997             13,305                   13,402
12/31/1998             15,872                   17,231
12/31/1999             22,133                   20,856
12/31/2000             19,533                   18,954
12/31/2001             16,570                   16,702
12/31/2002             11,961                   13,015

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

For the year ended December 31, 2002, the Portfolio had a total return of
- -27.81% compared to -22.09% for the S&P 500 Index (the "Index").

MARKET REVIEW

During 2002, domestic equities declined for a third straight year, the first time that has occurred since 1939 - 1941. Despite a rally during the fourth quarter, the Index finished the year down more than 22%, its worst year since 1974. Growth stocks were particularly hard hit across the capitalization spectrum and weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services.

Although the Portfolio under performed the Index for the year, it exceeded both the Russell 1000 Growth Index and the Lipper peer group median. Security selection was weak in consumer discretionary and industrials. Some major retailers turned in disappointing years due to slower consumer spending. Industrial performance was dragged down by major companies. One company is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the Portfolio's position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified business as attractive. Spin-offs, in our opinion, would only dilute shareholder value. In terms of allocation, our underweight to energy detracted from performance. We view exploration and production companies as a hedge given the possibility of war. We favor diversified financial companies, however, an underweight to financials detracted from performance. A diversified financial company experienced an exceptional growth in 2002 due to the mortgage refinance boom. Our overweight to information technology detracted from relative performance. The second half recovery did not unfold as businesses chose to hang on to their capital and postponed technology spending. A large percentage of technology investments has positioned the Portfolio to benefit from a possible recovery in technology. Our overweight to health care was positive; however, security selection detracted from relative performance.

MARKET OUTLOOK

We are cautiously optimistic the economic recovery will continue as we see signs of stabilization. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. Consumer spending has slowed somewhat, and in our view, what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point, there is not a great deal of visibility for the vast number of companies we follow. Geo-political concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the Portfolio in anticipation of a recovery.

January 2003

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Equity Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         December 31, 2002

Statement of Net Assets

                                                                                                    VALUE
                                                                                    SHARES          (000)
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (12.0%)
AUTOMOBILES (0.5%)
  Harley-Davidson, Inc.                                                              9,940       $    459
----------------------------------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.6%)
  Wendy's International, Inc.                                                        5,540            150
  Yum! Brands, Inc.                                                                 14,965(a)         363
----------------------------------------------------------------------------------------------------------
                                                                                                      513
=========================================================================================================
MEDIA (2.7%)
  Clear Channel Communications, Inc.                                                 7,600(a)         284
  Gannett Co., Inc.                                                                  7,540            541
  Univision Communications, Inc.                                                    27,210(a)         667
  Viacom, Inc.                                                                      18,570(a)         757
----------------------------------------------------------------------------------------------------------
                                                                                                    2,249
=========================================================================================================
MULTILINE RETAIL (5.1%)
  Costco Wholesale Corp.                                                             5,430(a)         152
  Dollar General Corp.                                                              21,055            252
  Dollar Tree Stores, Inc.                                                           8,900(a)         219
  Kohl's Corp.                                                                       9,115(a)         510
  Target Corp.                                                                       8,570            257
  Wal-Mart Stores, Inc.                                                             57,445          2,901
----------------------------------------------------------------------------------------------------------
                                                                                                    4,291
=========================================================================================================
SPECIALTY RETAIL (3.1%)
  Bed Bath & Beyond, Inc.                                                           11,290(a)         390
  Home Depot, Inc.                                                                  36,465            874
  Limited Brands                                                                    16,525            230
  Lowes Cos., Inc.                                                                  14,450            542
  Tiffany & Co.                                                                      9,230            220
  TJX Cos., Inc.                                                                    17,520            342
----------------------------------------------------------------------------------------------------------
                                                                                                    2,598
=========================================================================================================
TOTAL CONSUMER DISCRETIONARY                                                                       10,110
=========================================================================================================
CONSUMER STAPLES (11.5%)
BEVERAGES (4.6%)
  Anheuser-Busch Co., Inc.                                                          14,295            692
  Coca-Cola Co.                                                                     39,723          1,741
  Coca-Cola Enterprises, Inc.                                                        4,200             91
  PepsiCo, Inc.                                                                     32,638          1,378
----------------------------------------------------------------------------------------------------------
                                                                                                    3,902
=========================================================================================================
FOOD & DRUG RETAILING (1.1%)
  Sysco Corp.                                                                       14,250            425
  Walgreen Co.                                                                      18,790            548
----------------------------------------------------------------------------------------------------------
                                                                                                      973
=========================================================================================================
FOOD PRODUCTS (0.9%)
  Kraft Foods, Inc.                                                                 19,680            766
----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (3.2%)
  Colgate Palmolive Co.                                                             10,115            530
  Procter & Gamble Co.                                                              25,443          2,187
----------------------------------------------------------------------------------------------------------
                                                                                                    2,717
=========================================================================================================
PERSONAL PRODUCTS (0.9%)
  Alberto-Culver Co., Class B                                                        7,090            357
  Gillette Co. (The)                                                                12,150            369
----------------------------------------------------------------------------------------------------------
                                                                                                      726
=========================================================================================================
TOBACCO (0.8%)
  Philip Morris Cos., Inc.                                                          15,668       $    635
----------------------------------------------------------------------------------------------------------
TOTAL CONSUMER STAPLES                                                                              9,719
=========================================================================================================
ENERGY (4.7%)
ENERGY EQUIPMENT & SERVICES (2.1%)
  Baker Hughes, Inc.                                                                32,432          1,044
  BJ Services Co.                                                                   17,080(a)         552
  Smith International, Inc.                                                          5,200(a)         169
----------------------------------------------------------------------------------------------------------
                                                                                                    1,765
=========================================================================================================
OIL & GAS (2.6%)
  Exxon Mobil Corp.                                                                 61,700          2,156
----------------------------------------------------------------------------------------------------------
TOTAL ENERGY                                                                                        3,921
=========================================================================================================
FINANCIALS (13.2%)
BANKS (1.5%)
  Bank of New York Co., Inc.                                                         9,790            234
  Fifth Third Bancorp                                                                9,925            581
  Wells Fargo & Co.                                                                  9,000            422
----------------------------------------------------------------------------------------------------------
                                                                                                    1,237
=========================================================================================================
DIVERSIFIED FINANCIALS (9.0%)
  American Express Co.                                                              25,810            912
  Charles Schwab Corp. (The)                                                        15,750            171
  Citigroup, Inc.                                                                   67,133          2,363
  Freddie Mac                                                                       57,355          3,387
  Goldman Sachs Group, Inc.                                                         11,602            790
----------------------------------------------------------------------------------------------------------
                                                                                                    7,623
=========================================================================================================
INSURANCE (2.7%)
  American International Group, Inc.                                                39,323          2,275
----------------------------------------------------------------------------------------------------------
TOTAL FINANCIALS                                                                                   11,135
=========================================================================================================
HEALTH CARE (23.0%)
BIOTECHNOLOGY (2.1%)
  Amgen, Inc.                                                                       31,798(a)       1,537
  Celgene Corp.                                                                      5,615(a)         120
  Gilead Sciences, Inc.                                                              3,991(a)         136
----------------------------------------------------------------------------------------------------------
                                                                                                    1,793
=========================================================================================================
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
  Medtronic, Inc.                                                                   30,073          1,371
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (3.4%)
  AmerisourceBergen Corp.                                                            9,350            508
  Cardinal Health, Inc.                                                              5,353            317
  HCA, Inc.                                                                         15,340            636
  UnitedHealth Group, Inc.                                                          16,800          1,403
----------------------------------------------------------------------------------------------------------
                                                                                                    2,864
=========================================================================================================
PHARMACEUTICALS (15.9%)
  Abbott Laboratories                                                               27,495          1,100
  Bristol-Myers Squibb Co.                                                          19,000            440
  Eli Lilly & Co.                                                                   17,370          1,103
  Johnson & Johnson                                                                 62,600          3,362
  Merck & Co., Inc.                                                                 27,818          1,575
  Pfizer, Inc.                                                                     122,378          3,741
  Pharmacia Corp.                                                                   26,135          1,093

    The accompanying notes are an integral part of the financial statements.

                                                                                                    VALUE
                                                                                    SHARES          (000)
----------------------------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
  Wyeth                                                                             26,238       $    981
----------------------------------------------------------------------------------------------------------
                                                                                                   13,395
=========================================================================================================
TOTAL HEALTH CARE                                                                                  19,423
=========================================================================================================
INDUSTRIALS (10.7%)
AEROSPACE & DEFENSE (2.4%)
  General Dynamics Corp.                                                             6,053            481
  Lockheed Martin Corp.                                                             16,370            945
  United Technologies Corp.                                                         10,530            652
----------------------------------------------------------------------------------------------------------
                                                                                                    2,078
=========================================================================================================
COMMERCIAL SERVICES & SUPPLIES (2.1%)
  Apollo Group, Inc., Class A                                                        6,550(a)         288
  Automatic Data Processing, Inc.                                                   11,740            461
  First Data Corp.                                                                  14,926            528
  Weight Watchers International, Inc.                                               10,740(a)         494
----------------------------------------------------------------------------------------------------------
                                                                                                    1,771
=========================================================================================================
INDUSTRIAL CONGLOMERATES (6.2%)
  3M Co.                                                                             8,290          1,022
  General Electric Co.                                                             171,783          4,183
----------------------------------------------------------------------------------------------------------
                                                                                                    5,205
=========================================================================================================
TOTAL INDUSTRIALS                                                                                   9,054
=========================================================================================================
INFORMATION TECHNOLOGY (20.6%)
COMMUNICATIONS EQUIPMENT (2.7%)
  Cisco Systems, Inc.                                                              121,765(a)       1,595
  Motorola, Inc.                                                                    16,705            145
  Qualcomm, Inc.                                                                    14,000(a)         509
----------------------------------------------------------------------------------------------------------
                                                                                                    2,249
=========================================================================================================
COMPUTERS & PERIPHERALS (4.0%)
  Adobe Systems, Inc.                                                                6,800            169
  Dell Computer Corp.                                                               52,910(a)       1,415
  EMC Corp.                                                                         26,358(a)         162
  Hewlett-Packard Co.                                                               21,900            380
  International Business Machines Corp.                                             16,650          1,290
  Seagate Technology, Inc.                                                          26,700             --@
----------------------------------------------------------------------------------------------------------
                                                                                                    3,416
=========================================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
  Jabil Circuit, Inc.                                                               13,610(a)         244
----------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.3%)
  SunGard Data Systems, Inc.                                                         9,220(a)         217
----------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.0%)
  Applied Materials, Inc.                                                           35,756(a)         466
  Intel Corp.                                                                      116,208          1,809
  Linear Technology Corp.                                                           12,190            314
  Maxim Intergrated Products, Inc.                                                   9,430            312
  Microchip Technology, Inc.                                                        11,180            273
  Novellus Systems, Inc.                                                             9,050(a)         254
  Texas Instruments, Inc.                                                           34,470            518
  Xilinx, Inc.                                                                      13,805(a)         284
----------------------------------------------------------------------------------------------------------
                                                                                                    4,230
=========================================================================================================
SOFTWARE (8.3%)
  Electronic Arts, Inc.                                                              5,550(a)         276
  Microsoft Corp.                                                                  101,683(a)    $  5,257
  Oracle Corp.                                                                      90,870(a)         982
  PeopleSoft, Inc.                                                                   5,250(a)          96
  Symantec Corp.                                                                     4,600(a)         186
  Veritas Software Corp.                                                            14,000(a)         219
----------------------------------------------------------------------------------------------------------
                                                                                                    7,016
=========================================================================================================
TOTAL INFORMATION TECHNOLOGY                                                                       17,372
=========================================================================================================
TELECOMMUNICATION SERVICES (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
  Verizon Communications, Inc.                                                      27,174          1,053
----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
  AT&T Wireless Services, Inc.                                                      17,750(a)         100
  Nextel Communications, Inc., Class A                                              10,800(a)         125
----------------------------------------------------------------------------------------------------------
                                                                                                      225
=========================================================================================================
TOTAL TELECOMMUNICATION SERVICES                                                                    1,278
=========================================================================================================
  TOTAL COMMON STOCKS (COST $86,811)                                                               82,012
=========================================================================================================

                                                                                      FACE
                                                                                    AMOUNT
                                                                                     (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
  J.P. Morgan Securities Inc., 1.05%,
    dated 12/31/02, due 1/02/03
   (COST $2,818)                                                                   $ 2,818(b)       2,818
=========================================================================================================
TOTAL INVESTMENTS (100.5%) (COST $89,629)                                                          84,830
=========================================================================================================

                                                                                    AMOUNT
                                                                                    (000)
----------------------------------------------------------------------------------------------------------
OTHER ASSETS (2.3%)
  Receivable for Investments Sold                                                  $ 1,865
  Dividends Receivable                                                                  92
  Receivable for Portfolio Shares Sold                                                   3
  Other                                                                                  1          1,961
=========================================================================================================
LIABILITIES (-2.8%)
  Payable for Investments Purchased                                                 (1,852)
  Payable for Portfolio Shares
    Redeemed                                                                          (332)
  Investment Advisory Fees Payable                                                    (113)
  Administrative Fees Payable                                                          (22)
  Shareholder Reporting Expense Payable                                                (19)
  Professional Fees Payable                                                            (10)
  Custodian Fees Payable                                                                (9)
  Directors' Fees and Expenses Payable                                                  (5)        (2,362)
=========================================================================================================
NET ASSETS (100%)                                                                                $ 84,429
=========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,252,940 outstanding $0.001 par value shares
    (authorized 500,000,000 shares)                                                              $  10.23
=========================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Equity Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         December 31, 2002

Statement of Net Assets (Cont'd)

                                                                                    AMOUNT
                                                                                     (000)
-------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $152,164
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                     (4)
Accumulated Net Realized Gain (Loss)                                               (62,932)
Unrealized Appreciation (Depreciation) on Investments                               (4,799)
-------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 84,429
==========================================================================================

(a) -- Non-income producing security
(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.

   The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                                       YEAR ENDED
                                                                                                DECEMBER 31, 2002
                                                                                                            (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                              $    992
  Interest                                                                                                     90
------------------------------------------------------------------------------------------------------------------
    Total Income                                                                                            1,082
------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                    580
  Administrative Fees                                                                                         274
  Shareholder Reporting                                                                                        48
  Custodian Fees                                                                                               39
  Professional Fees                                                                                            32
  Directors' Fees and Expenses                                                                                  3
  Other                                                                                                        21
------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                            997
------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                            (101)
------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                              896
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                  186
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                        (32,114)
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                              (3,855)
------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           (35,969)
------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $(35,783)
=================================================================================================================

Statement of Changes in Net Assets

                                                                                  YEAR ENDED           YEAR ENDED
                                                                           DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                                       (000)                (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                      $    186             $    (22)
  Net Realized Gain (Loss)                                                           (32,114)             (27,686)
  Change in Unrealized Appreciation (Depreciation)                                    (3,855)               1,696
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                  (35,783)             (26,012)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                 (169)                  --
  Net Realized Gain                                                                       --                 (177)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                 (169)                (177)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Subscribed                                                                          13,317               42,451
  Distributions Reinvested                                                               169                  177
  Redeemed                                                                           (21,880)             (62,094)
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                    (8,394)             (19,466)
------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                            (44,346)             (45,655)
NET ASSETS:
  Beginning of Period                                                                128,775              174,430
------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $(4) and $(13), respectively)                              $ 84,429             $128,775
------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                  1,079                2,854
    Shares Issued on Distributions Reinvested                                             16                   12
    Shares Redeemed                                                                   (1,908)              (4,205)
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                               (813)              (1,339)
=================================================================================================================

     The accompanying notes are an integral part of the financial statements

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Financial Highlights

                                         Equity Growth Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                2002#         2001          2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 14.20      $  16.76      $  20.31     $  15.10       $ 12.74
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.02         (0.00)+       (0.02)       (0.02)         0.02
  Net Realized and Unrealized Gain (Loss)                       (3.97)        (2.54)        (2.28)        5.93          2.43
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            (3.95)        (2.54)        (2.30)        5.91          2.45
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.02)           --            --        (0.02)           --
  Net Realized Gain                                                --         (0.02)        (1.25)       (0.68)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.02)        (0.02)        (1.25)       (0.70)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.23      $  14.20      $  16.76     $  20.31       $ 15.10
============================================================================================================================
TOTAL RETURN                                                   (27.81)%      (15.17)%      (11.75)%      39.45%        19.29%
============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $84,429      $128,775      $174,430     $138,575       $56,215
Ratio of Expenses to Average Net Assets                          0.85%         0.85%         0.85%        0.85%         0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets      0.18%        (0.01)%       (0.10)%      (0.11)%        0.28%
Portfolio Turnover Rate                                           142%           96%           70%          87%          149%
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)         $  0.01      $   0.01      $   0.02     $   0.05       $  0.04
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                               0.95%         0.91%         0.92%        1.11%         1.31%
    Net Investment Income (Loss) to Average Net Assets           0.08%        (0.07)%       (0.17)%      (0.37)%       (0.18)%
-----------------------------------------------------------------------------------------------------------------------------

+ Amount is less than $0.005 per share
# Per share amounts for the year ended December 31, 2002 are based on average shares outstanding

     The accompanying notes are an integral part of the financial statement

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of fourteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                 FROM $500
                  FIRST $500    MILLION TO    MORE THAN
PORTFOLIO            MILLION   $1  BILLION   $1 BILLION
----------------------------------------------------------
Equity Growth           0.55%         0.50%        0.45%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2002

Notes to Financial Statements (cont'd)

Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $4,504 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the year ended December 31, 2002, Directors' Fees and Expenses were decreased by $212 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                                       (000)
                  ------------------------------------------------
                     2002 DISTRIBUTIONS      2001 DISTRIBUTIONS
                         PAID FROM:              PAID FROM:
                  ------------------------------------------------
                  ORDINARY      LONG-TERM  ORDINARY      LONG-TERM
PORTFOLIO           INCOME   CAPITAL GAIN    INCOME   CAPITAL GAIN
-------------------------------------------------------------------
Equity Growth        $169         $--         $--         $177

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2002, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                   NET
    COST   APPRECIATION  DEPRECIATION     DEPRECIATION
   (000)          (000)         (000)            (000)
---------------------------------------------------------
$ 99,873            $--      $(15,043)        $(15,043)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $48,500,000, of which, $21,409,000 will expire on December 31, 2009, and $27,091,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $4,188,000.

G. OTHER: For the year ended December 31, 2002, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $144,702,000 and $153,185,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2002.

During the year ended December 31, 2002, the Portfolio incurred $6,771 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Overview

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
EQUITY GROWTH PORTFOLIO

We have audited the accompanying statement of net assets of the Equity Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Ernst & Young LLP


Boston, Massachusetts
February 7, 2003

Federal Tax Information (Unaudited)

For the year ended December 31, 2002, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 100.0%.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Overview

Director and Officer Information (Unaudited)

Independent Directors:

                                           TERM OF                                        NUMBER OF
                                           OFFICE AND                                     PORTFOLIOS IN
                                           LENGTH OF                                      FUND COMPLEX
NAME, AGE AND ADDRESS OF  POSITION(S)HELD  TIME       PRINCIPAL OCCUPATION(S)             OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                  WITH REGISTRANT  SERVED*    DURING PAST 5 YEARS                 DIRECTOR**     BY DIRECTOR
-------------------------  ---------------- ---------- ---------------------------         -------------  -------------------------
John D. Barrett II (67)   Director         Director   Chairman and Director of Barrett    71             Director of the Ashforth
565 Fifth Avenue                           since 1996 Associates, Inc. (investment                       Company (real estate).
New York, NY 10017                                    counseling).

Thomas P. Gerrity (61)    Director         Director   Professor of Management, formerly,  71             Director, ICG Commerce,
219 Grays Lane                             since 2001 Dean, Wharton School of Business,                  Inc.; Sunoco; Fannie Mae;
Haverford, PA 19041                                   University of Pennsylvania;                        Reliance Group Holdings,
                                                      formerly, Director, IKON Office                    Inc., CVS Corporation and
                                                      Solutions, Inc., Fiserv, Digital                   Knight-Ridder, Inc.
                                                      Equipment Corporation, Investor
                                                      Force Holdings, Inc. and Union
                                                      Carbide Corporation.

Gerard E. Jones (65)      Director         Director   Of Counsel, Shipman & Goodwin, LLP  72             Director of Tractor Supply
Shipman & Goodwin, LLP                     since 1996 (law firm).                                        Company, Tiffany
43 Arch Street                                                                                           Foundation, Fairfield
Greenwich, CT 06830                                                                                      County Foundation and The
                                                                                                         India Magnum Fund Ltd.

Joseph J. Kearns (60)     Director         Director   Investment consultant; formerly,    71             Director, Electro Rent
6287 Via Escondido                         since 2001 CFO of The J. Paul Getty Trust.                    Corporation and The Ford
Malibu, CA 90265                                                                                         Family Foundation.

Vincent R. McLean (71)    Director         Director   Formerly, Executive Vice President, 71             Director, Banner Life
702 Shackamaxon Drive                      since 2001 Chief Financial Officer, Director                  Insurance Co.; William Penn
Westfield, NJ 07090                                   and Member of the Executive                        Life Insurance Company of
                                                      Committee of Sperry Corporation                    New York.
                                                      (now part of Unisys Corporation).

C. Oscar Morong, Jr. (67) Director         Director   Managing Director, Morong Capital   71             Trustee of the mutual funds
1385 Outlook Drive West                    since 2001 Management; formerly, Senior Vice                  in the Smith
Mountainside, NJ 07092                                President and Investment Manager                   Barney/CitiFunds fund
                                                      for CREF, TIAA-CREF Investment                     complex.
                                                      Management, Inc. (investment
                                                      management); formerly, Director,
                                                      The Indonesia Fund (mutual fund).

William G. Morton, Jr.    Director         Director   Chairman Emeritus and former Chief  71             Director of Radio Shack
(65)                                       since 2000 Executive  Officer of Boston Stock                 Corporation (electronics).
304 Newbury Street, #560                              Exchange.
Boston, MA 02115

Michael Nugent (66)       Director         Director   General Partner, Triumph Capital,   194            Director of various
c/o Triumph Capital, L.P.                  since 2001 L.P. (private investment                           business organizations;
237 Park Avenue                                       partnership); formerly, Vice                       Chairman of the  Insurance
New York, NY 10017                                    President, Bankers Trust Company                   Committee and Director or
                                                      and BT Capital Corporation.                        Trustee of the retail
                                                                                                         families of funds  advised
                                                                                                         by Morgan Stanley
                                                                                                         Investment Advisors Inc.

Fergus Reid (70)          Director         Director   Chairman and Chief Executive        72             Trustee and Director of
85 Charles Colman Blvd.                    since 1996 Officer of Lumelite Plastics                       approximately 30 investment
Pawling, NY 12564                                     Corporation.                                       companies in the JPMorgan
                                                                                                         Funds complex managed by
                                                                                                         JPMorgan Investment
                                                                                                         Management Inc., Director
                                                                                                         of The India Magnum Fund
                                                                                                         Ltd.

Interested Directors:

                                          TERM OF                                         NUMBER OF
                                          OFFICE AND                                      PORTFOLIOS IN
                                          LENGTH OF                                       FUND COMPLEX
NAME, AGE AND ADDRESS OF POSITION(S)HELD  TIME       PRINCIPAL OCCUPATION(S)              OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                 WITH REGISTRANT  SERVED*    DURING PAST 5 YEARS                  DIRECTOR**     BY DIRECTOR
------------------------- ---------------- ---------- ---------------------------          -------------  -------------------------
Barton M. Biggs (70)     Chairman and     Chairman   Chairman, Director and Managing      72             Member of the Yale
1221 Avenue of the       Director         and        Director of Morgan Stanley                          Development Board
Americas                                  Director   Investment Management Inc. and
New York, NY 10020                        since 1996 Chairman and Director of Morgan
                                                     Stanley Investment Management
                                                     Limited; Managing Director of
                                                     Morgan Stanley & Co. Incorporated;
                                                     Director and Chairman of the Board
                                                     of various U.S. registered
                                                     companies managed by Morgan Stanley
                                                     Investment Management Inc.

Ronald E. Robison (63)   President and    President  President and Trustee; Chief Global  72
1221 Avenue of the       Director         and        Operations Officer and Managing
Americas                                  Director   Director of Morgan Stanley
New York, NY 10020                        since 2001 Investment Management Inc.;
                                                     Managing Director of Morgan Stanley
                                                     & Co. Incorporated; formerly,
                                                     Managing Director and Chief
                                                     Operating Officer of TCW Investment
                                                     Management Company; Director and
                                                     President of various funds in the
                                                     Fund Complex.

-----------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Overview

Director and Officer Information (cont'd)

Officers:

                                                                TERM OF OFFICE
                                             POSITION(S) HELD   AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT    TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   ----------------   ---------------   --------------------------------------------------
Ronald E. Robison (63)                       President and      President since   Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    Director           2001              Director of Morgan Stanley Investment Management
1221 Avenue of the Americas                                                       Inc.; Director and President of various U.S.
New York, NY 10020                                                                registered investment companies managed by
                                                                                  Morgan Stanley Investment Management Inc.;
                                                                                  previously, Managing Director and Chief
                                                                                  Operating Officer of TCW Investment Management
                                                                                  Company.

Stefanie V. Chang (36)                       Vice President     Vice President    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       since 1997        Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc.; formerly, practiced law with
New York, NY 10020                                                                the New York law firm of Rogers & Wells (now
                                                                                  Clifford Chance US LLP); Vice President of
                                                                                  certain funds in the Fund Complex.

Lorraine Truten (41)                         Vice President     Vice President    Executive Director of Morgan Stanley Investment
Morgan Stanley Investment Management Inc.                       since 2001        Management Inc.; Head of Global Client Services,
1221 Avenue of the Americas                                                       Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                President, Morgan Stanley Fund Distribution,
                                                                                  Inc. formerly, President of Morgan Stanley
                                                                                  Institutional Fund Trust; Vice President of
                                                                                  certain funds in the Fund Complex.

Mary E. Mullin (35)                          Secretary          Secretary since   Vice President of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       1999              Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc.; formerly, practiced law with
New York, NY 10020                                                                the New York law firms of McDermott, Will &
                                                                                  Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                  LLP; Secretary of certain funds in the Fund
                                                                                  Complex.

James W. Garrett (34)                        Treasurer          Treasurer since   Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       2002              Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc. and Treasurer of various U.S.
New York, NY 10020                                                                registered investment companies managed by
                                                                                  Morgan Stanley Investment Management Inc.;
                                                                                  formerly, with Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Belinda A. Brady (34)                        Assistant          Assistant         Fund Administration Senior Manager, J.P. Morgan
J.P. Morgan Investor Services Co.            Treasurer          Treasurer since   Investor Services Co. (formerly, Chase Global
73 Tremont Street                                               2001              Funds Services Company); formerly Senior Auditor
Boston, MA 02108-3913                                                             at Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP); Assistant Treasurer
                                                                                  of certain funds in the Fund Complex.

- ----------
* Each Officer serves an indefinite term, until his or her successor is elected.

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    Annual Report -- December 31, 2002


Mid Cap Value Portfolio

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2002

Mid Cap Value Portfolio (unaudited)

[CHART]

COMPOSITION OF NET ASSETS

Banks                         9.1%
Software & Services           7.6%
Electric Power                6.5%
Drugs                         6.4%
Insurance                     6.2%
Other                        64.2%

TOP FIVE HOLDINGS**

                                                                 PERCENT OF
SECURITY                           INDUSTRY                      NET ASSETS
----------------------------------------------------------------------------
Concord EFS, Inc.                  Business Services                    1.7%
Allegheny Energy, Inc.             Electric Power                       1.7
DST Systems, Inc.                  Software & Services                  1.5
Avnet, Inc.                        Electronics                          1.4
Mellon Financial Corp.             Banks                                1.3

** Excludes Short-Term Investments

PERFORMANCE COMPARED TO THE S&P MIDCAP 400 INDEX

                                            TOTAL RETURNS(2)
                             ------------------------------------------------
                                                AVERAGE               AVERAGE
                                                 ANNUAL                ANNUAL
                                ONE                FIVE                 SINCE
                               YEAR               YEARS          INCEPTION(3)
------------------------------------------------------------------------------
Portfolio                    (27.95)%              1.48%                 7.20%
Index(1)                     (14.50)               6.42                 10.60

(1) The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on January 2, 1997.

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

                                       PORTFOLIO                INDEX
1/2/1997                                $10,000                $10,000
12/31/1997                              $14,093                $13,405
12/31/1998                              $16,337                $15,968
12/31/1999                              $19,623                $18,318
12/31/2000                              $21,733                $21,524
12/31/2001                              $21,049                $21,399
12/31/2002                              $15,165                $18,297

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. Investments in medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

For the year ended December 31, 2002, the Portfolio had a total return of
- -27.95% compared to -14.50% for the S&P MidCap 400 Index (the "Index").

MARKET REVIEW

Calendar year 2002 was a challenging one for the Portfolio. The past twelve months represented the third straight year of decline for domestic equities, the first time that has occurred since 1939-1941. Despite a rally during the fourth quarter, the Index finished the year down more than 14%, its worst year ever since its inception in 1981. Weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services. Accounting and corporate governance scandals dominated headlines for a large part of the year and seven of the twelve largest U.S. bankruptcies ever took place during the year. Investor concerns about geo-political issues overseas, particularly in the Middle East, weighed on equity markets as well. The macroeconomic picture did show some signs of improvement, however, as evidenced by four consecutive quarters of gross domestic product growth, and interest rates fell to their lowest levels in 40 years.

Two key issues, which led to disappointing performance during the year, were corporate fraud and liquidity concerns. These problems materialized in the Portfolio within the technology, energy, utilities, and consumer services sectors. Corporate frau d became an issue with three companies that were larger holdings of the Portfolio. As the details of their respective situations became clear, each of these positions was reduced, and when possible, completely sold out of the Portfolio. Two additional stocks held by the Portfolio declined during the year primarily due to liquidity concerns, which we believed were exaggerated. However, in order to limit the Portfolio's exposure to these risks, these positions were reduced as well. These five companies accounted for nearly ten percentage points of the Portfolio's underperformance or approximately 70% of the Portfolio's total relative underperformance. Positives for the year included stock selection within basic resources, an overweight to consumer services and a slight underweight to telephone services.

We have taken a number of steps to address underperformance. We have added several balance sheet factors into our quantitative models and have done extensive back testing to verify their usefulness. We continue to work closely with our corporate fixed income and high yield teams, in order to gain additional insight into liquidity issues that might affect the value of the equities that we own.

We are encouraged by the Portfolio's outperformance during the fourth quarter and continue to adhere to our investment discipline and maintain a well diversified portfolio. We anticipate that corporate spending will take the lead at this point in the current cycle and contributions by the consumer will tend to be somewhat muted. As such, we favor companies with financial and operating leverage, particularly those in the business-to-business area, and remain underweight consumer related sectors at the margin. We have positioned the Portfolio to take advantage of these themes by overweighting the technology, utilities, and health care sectors, and underweighting consumer durables, consumer services, and retail.

MARKET OUTLOOK

We expect this recovery to be slower and potentially more fragile than those in the past. We are becoming more constructive on the economy as a weak dollar, accommodative fiscal and monetary policies begin to support better economic activity. Issues such as geo-political concerns, rising energy prices, and a weak global economy could stall the recovery.


January 2003

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Mid Cap Value Portfolio

                                         FINANCIAL STATEMENTS
                                         December 31, 2002

Statement of Net Assets

                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.9%)
BASIC RESOURCES (5.3%)
BASIC CHEMICALS (1.5%)
  Eastman Chemical Co.                               17,000            $    625
  Hercules, Inc.                                      5,700(a)               50
  Olin Corp.                                         56,400                 877
  RPM International, Inc.                            53,400                 816
--------------------------------------------------------------------------------
                                                                          2,368
===============================================================================
CONTAINERS (1.4%)
  Packaging Corp. of America                         18,300(a)              334
  Pactiv Corp.                                       34,796(a)              761
  Sonoco Products Co.                                32,498                 745
  Temple-Inland, Inc.                                10,200                 457
--------------------------------------------------------------------------------
                                                                          2,297
===============================================================================
NON-FERROUS METALS (0.7%)
  Harsco Corp.                                       32,747               1,044
--------------------------------------------------------------------------------
PAPER (0.5%)
  Bowater, Inc.                                      18,447                 774
  Longview Fibre Co.                                  1,400(a)               10
--------------------------------------------------------------------------------
                                                                            784
===============================================================================
SPECIALTY CHEMICALS (0.8%)
  Cabot Corp.                                        30,400                 807
  Pall Corp.                                         24,000                 400
  W.R. Grace & Co.                                   39,493(a)               77
--------------------------------------------------------------------------------
                                                                          1,284
===============================================================================
STEEL (0.4%)
  AK Steel Holding Corp.                             30,245(a)              242
  GrafTech International Ltd.                        80,000(a)              477
--------------------------------------------------------------------------------
                                                                            719
===============================================================================
TOTAL BASIC RESOURCES                                                     8,496
===============================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (1.0%)
BEVERAGE (0.4%)
  Pepsi Bottling Group, Inc. (The)                   22,900                 589
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.6%)
  Energizer Holdings, Inc.                           10,800(a)              301
  International Flavors & Fragrances, Inc.           19,300                 677
--------------------------------------------------------------------------------
                                                                            978
--------------------------------------------------------------------------------
TOTAL BEVERAGES & HOUSEHOLD PRODUCTS                                      1,567
===============================================================================
CONSUMER DURABLES (3.3%)
AUTOMOTIVE RELATED (2.0%)
  Arvinmeritor, Inc.                                 28,000                 467
  Lear Corp.                                         29,247(a)              973
  SPX Corp.                                          46,796(a)            1,753
--------------------------------------------------------------------------------
                                                                          3,193
===============================================================================
BUILDING & HOUSING (0.2%)
  Ryland Group, Inc.                                 10,800                 360
--------------------------------------------------------------------------------
RECREATION & TOYS (1.1%)
  Activision, Inc.                                   40,900(a)              597
  Hasbro, Inc.                                       98,791               1,141
--------------------------------------------------------------------------------
                                                                          1,738
===============================================================================
TOTAL CONSUMER DURABLES                                                   5,291
===============================================================================
CONSUMER SERVICES (5.7%)
ENTERTAINMENT & LEISURE (1.8%)
  Bally Total Fitness Holding Corp.                 144,888(a)         $  1,027
  GTech Holdings Corp.                               62,293(a)            1,736
--------------------------------------------------------------------------------
                                                                          2,763
===============================================================================
LODGING (0.1%)
  Park Place Entertainment Corp.                     22,500(a)              189
--------------------------------------------------------------------------------
OTHER (0.4%)
  Network Associates, Inc.                           39,547(a)              636
--------------------------------------------------------------------------------
OTHER CONSUMER SERVICES (0.9%)
  Aramark Corp., Class B                             28,347(a)              666
  BJ's Wholesale Club, Inc.                          44,496(a)              814
--------------------------------------------------------------------------------
                                                                          1,480
===============================================================================
PUBLISHING & BROADCASTING (2.5%)
  Adelphia Communications Corp.                     138,300(a)               11
  Cablevision Systems Corp.                          41,295(a)              691
  DoubleClick, Inc.                                  82,500(a)              467
  Harte-Hanks, Inc.                                   4,800                  90
  Media General, Inc.                                 5,199                 312
  Readers Digest Association, Inc., Class A          89,292               1,348
  Scholastic Corp.                                   22,700(a)              816
  Valassis Communications, Inc.                       7,600(a)              224
--------------------------------------------------------------------------------
                                                                          3,959
===============================================================================
TOTAL CONSUMER SERVICES                                                   9,027
===============================================================================
ENERGY (6.5%)
NATURAL GAS (0.8%)
  Equitable Resources, Inc.                          37,300               1,307
--------------------------------------------------------------------------------
OIL - DOMESTIC & CRUDE (1.9%)
  Murphy Oil Corp.                                    6,400                 274
  Ocean Energy, Inc.                                 37,796                 755
  Sunoco, Inc.                                        5,599                 186
  Valero Energy Corp.                                 5,800                 214
  XTO Energy, Inc.                                   66,794               1,650
--------------------------------------------------------------------------------
                                                                          3,079
===============================================================================
OIL - OFFSHORE DRILLING (2.3%)
  GlobalSantaFe Corp.                                73,655               1,791
  Nabors Industries Ltd.                              8,500(a)              300
  Noble Corp.                                        36,896(a)            1,297
  Pride International, Inc.                          18,596(a)              277
--------------------------------------------------------------------------------
                                                                          3,665
===============================================================================
OIL - WELL EQUIPMENT & SERVICES (1.5%)
  Cooper Cameron Corp.                               23,800(a)            1,186
  FMC Technologies, Inc.                             19,000(a)              388
  Weatherford International Ltd.                     21,200(a)              846
--------------------------------------------------------------------------------
                                                                          2,420
===============================================================================
TOTAL ENERGY                                                             10,471
===============================================================================
FINANCIAL SERVICES (20.0%)
BANKS (9.1%)
  Banknorth Group, Inc.                              62,045               1,402
  Charter One Financial, Inc.                        39,527               1,136
  Comerica, Inc.                                     41,996               1,816
  Compass Bancshares, Inc.                           28,747                 899
  Cullen/Frost Bankers, Inc.                          8,100                 265

    The accompanying notes are an integral part of the financial statements.

                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
  Hibernia Corp., Class A                            20,500            $    395
  Independence Community Bank Corp.                  11,300                 287
  M & T Bank Corp.                                    6,199                 492
  Marshall & Ilsley Corp.                            14,700                 402
  Mellon Financial Corp.                             81,500               2,128
  Mercantile Bankshares Corp.                        18,300                 706
  National Commerce Financial Corp.                  42,796               1,021
  PNC Financial Services Group                       34,598               1,450
  Provident Financial Group, Inc.                     9,700                 252
  Sky Financial Group, Inc.                          19,400                 386
  Zions Bancorp.                                     40,696               1,601
--------------------------------------------------------------------------------
                                                                         14,638
===============================================================================
CREDIT & FINANCE (2.4%)
  AmeriCredit Corp.                                  80,493(a)              623
  Downey Financial Corp.                             12,000                 468
  GATX Corp.                                         28,347                 647
  Radian Group, Inc.                                 56,600               2,103
--------------------------------------------------------------------------------
                                                                          3,841
===============================================================================
INSURANCE (6.2%)
  Allmerica Financial Corp.                          80,193(a)              810
  American Financial Group, Inc.                     26,297                 607
  Aon Corp.                                          42,547                 804
  Everest Re Group Ltd.                              25,000               1,382
  Gallagher (Arthur J.) & Co.                         8,600                 253
  Hartford Financial Services Group, Inc.            27,300               1,240
  Loews Corp.                                        17,200                 765
  MBIA, Inc.                                          8,000                 351
  Metlife, Inc.                                      18,100                 489
  Ohio Casualty Corp.                                32,500(a)              421
  Old Republic International Corp.                   34,800                 974
  Platinum Underwriters Holdings Ltd.                30,247(a)              797
  PMI Group, Inc. (The)                              32,200                 967
--------------------------------------------------------------------------------
                                                                          9,860
===============================================================================
INVESTMENT COMPANIES (1.9%)
  Affiliated Managers Group, Inc.                    10,600(a)              533
  E*Trade Group, Inc.                                16,200(a)               79
  Investment Technology Group, Inc.                  26,700(a)              597
  Lehman Brothers Holdings, Inc.                     22,700               1,210
  SEI Investments Co.                                15,300                 416
  Waddell & Reed Financial, Inc.                      8,700                 171
--------------------------------------------------------------------------------
                                                                          3,006
===============================================================================
OTHER (0.4%)
  BISYS Group, Inc. (The)                            43,600(a)              693
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                                                 32,038
===============================================================================
FOOD & TOBACCO (1.8%)
FOOD PRODUCTS (1.0%)
  Del Monte Corp.                                     9,813(a)               76
  H.J. Heinz Co.                                     22,000                 723
  Smithfield Foods, Inc.                             19,800(a)              393
  Tyson Foods, Inc., Class A                         31,018                 348
--------------------------------------------------------------------------------
                                                                          1,540
===============================================================================
TOBACCO (0.8%)
  Loews Corp. - Carolina Group                       38,895                 788
  R.J. Reynolds Tobacco Holdings, Inc.               10,300            $    434
--------------------------------------------------------------------------------
                                                                          1,222
===============================================================================
TOTAL FOOD & TOBACCO                                                      2,762
===============================================================================
HEALTH CARE (13.5%)
DRUGS (6.4%)
  Barr Laboratories, Inc.                            16,000(a)            1,041
  Cephalon, Inc.                                     15,200(a)              740
  Gilead Sciences, Inc.                              44,796(a)            1,523
  Icos Corp.                                         43,396(a)            1,016
  Idec Pharmaceuticals Corp.                         47,145(a)            1,564
  InterMune, Inc.                                    21,100(a)              538
  Isis Pharmaceuticals, Inc.                         45,293(a)              298
  Scios, Inc.                                        50,000(a)            1,629
  Telik, Inc.                                        58,895(a)              687
  Trimeris, Inc.                                      8,800(a)              379
  Vertex Pharmaceuticals, Inc.                       47,296(a)              750
--------------------------------------------------------------------------------
                                                                         10,165
===============================================================================
HEALTH SERVICES (5.0%)
  Anthem, Inc.                                       28,897(a)            1,818
  Apria Healthcare Group, Inc.                       35,446(a)              788
  Caremark Rx, Inc.                                  75,200(a)            1,222
  Covance, Inc.                                      21,100(a)              519
  Health Net, Inc.                                   17,600(a)              465
  Laboratory Corp. of America Holdings               42,000(a)              976
  LifePoint Hospitals, Inc.                          29,447(a)              881
  Quest Diagnostics, Inc.                             6,000(a)              341
  Universal Health Services, Inc.                    23,300(a)            1,051
--------------------------------------------------------------------------------
                                                                          8,061
===============================================================================
HEALTH TECHNOLOGY (1.4%)
  St. Jude Medical, Inc.                             45,296(a)            1,799
  Varian Medical Systems, Inc.                       10,200(a)              506
--------------------------------------------------------------------------------
                                                                          2,305
===============================================================================
HOSPITAL SUPPLIES (0.7%)
  Steris Corp.                                       45,996(a)            1,116
--------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                        21,647
===============================================================================
HEAVY INDUSTRY / TRANSPORT (10.6%)
AEROSPACE (1.6%)
  Goodrich Corp.                                     59,895               1,097
  Lockheed Martin Corp.                                   1                  --@
  Raytheon Co.                                       13,900                 427
  Titan Corp. (The)                                 102,844(a)            1,070
--------------------------------------------------------------------------------
                                                                          2,594
===============================================================================
AIR TRANSPORT (0.2%)
  Swift Transportation Co., Inc.                     19,600(a)              393
--------------------------------------------------------------------------------
BUSINESS SERVICES (3.4%)
  Allied Waste Industries, Inc.                      55,193(a)              552
  BearingPoint, Inc.                                 41,700(a)              288
  Concord EFS, Inc.                                 168,900(a)            2,659
  CSG Systems International, Inc.                     9,300(a)              127
  Manpower, Inc.                                     23,900                 762
  United Rentals, Inc.                               91,492(a)              984
--------------------------------------------------------------------------------
                                                                          5,372
===============================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Mid Cap Value Portfolio

                                         FINANCIAL STATEMENTS
                                         December 31, 2002

Statement of Net Assets (cont'd)

                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
HEAVY INDUSTRY / TRANSPORT (CONT'D)
ELECTRICAL EQUIPMENT (0.9%)
  Cooper Industries Ltd.                             25,797            $    940
  Honeywell International, Inc.                      20,500                 492
--------------------------------------------------------------------------------
                                                                          1,432
===============================================================================
MACHINERY (1.1%)
  Flowserve Corp.                                    12,900(a)              191
  Navistar International Corp.                       61,894(a)            1,504
  Tecumseh Products Co., Class A                        900                  40
- -------------------------------------------------------------------------------
                                                                          1,735
===============================================================================
MISCELLANEOUS INDUSTRIALS (2.2%)
  Federal Signal Corp.                               50,345                 978
  Kennametal, Inc.                                   23,800                 821
  Martin Marietta Materials, Inc.                     9,800                 300
  Pentair, Inc.                                       8,800                 304
  Pittston Brinks Group                              56,700               1,048
  Teleflex, Inc.                                        900                  38
--------------------------------------------------------------------------------
                                                                          3,489
===============================================================================
RAILROADS (0.8%)
  Canadian National Railway Co.                       1,500                  63
  CSX Corp.                                          22,000                 623
  Norfolk Southern Corp.                             30,700                 614
--------------------------------------------------------------------------------
                                                                          1,300
===============================================================================
SHIPPING & FREIGHT (0.4%)
  CNF, Inc.                                          21,200                 705
- -------------------------------------------------------------------------------
TOTAL HEAVY INDUSTRY / TRANSPORT                                         17,020
===============================================================================
RETAIL (6.4%)
APPAREL (0.5%)
  Abercrombie & Fitch Co., Class A                   40,796(a)              835
--------------------------------------------------------------------------------
DEPARTMENT STORES (1.0%)
  Dollar Tree Stores, Inc.                           32,847(a)              807
  Federated Department Stores, Inc.                  27,900(a)              802
--------------------------------------------------------------------------------
                                                                          1,609
===============================================================================
DISCOUNTERS (0.7%)
  Dollar General Corp.                               78,293                 936
  Ross Stores, Inc.                                   3,800                 161
--------------------------------------------------------------------------------
                                                                          1,097
===============================================================================
FOOD RETAILERS (0.5%)
  Kroger Co.                                         46,896(a)              724
--------------------------------------------------------------------------------
RESTAURANTS (0.4%)
  CBRL Group, Inc.                                   10,000                 301
  Outback Steakhouse, Inc.                            7,300                 252
--------------------------------------------------------------------------------
                                                                            553
===============================================================================
SPECIALTY STORES (3.3%)
  Barnes & Noble, Inc.                               42,395(a)              766
  Borders Group, Inc.                                47,545(a)              765
  CDW Computer Centers, Inc.                         11,900(a)              522
  Circuit City Stores, Inc.                          90,800                 674
  Foot Locker, Inc.                                  53,400(a)              561
  Linens `n Things, Inc.                             41,496(a)              938
  Toys 'R' Us, Inc.                                  47,045(a)              470
  Williams-Sonoma, Inc.                              22,900(a)         $    622
--------------------------------------------------------------------------------
                                                                          5,318
===============================================================================
TOTAL RETAIL                                                             10,136
===============================================================================
TECHNOLOGY (14.9%)
COMPUTERS & OFFICE EQUIPMENT (0.9%)
  3Com Corp.                                         64,694(a)              299
  Extreme Networks, Inc.                             82,892(a)              271
  Gateway, Inc.                                     106,091(a)              333
  Tech Data Corp.                                    21,200(a)              572
--------------------------------------------------------------------------------
                                                                          1,475
===============================================================================
ELECTRONICS (6.0%)
  Atmel Corp.                                       153,200(a)              342
  Avnet, Inc.                                       210,800(a)            2,283
  Fairchild Semiconductor International, Inc.       128,100(a)            1,372
  Integrated Device Technology, Inc.                184,700(a)            1,546
  Intersil Corp.                                     68,394(a)              953
  Microchip Technology, Inc.                         19,800                 484
  Micron Technology, Inc.                            33,397(a)              325
  Solectron Corp.                                   217,700(a)              773
  Teradyne, Inc.                                     54,394(a)              708
  Vishay Intertechnology, Inc.                       75,593(a)              845
--------------------------------------------------------------------------------
                                                                          9,631
===============================================================================
SOFTWARE & SERVICES (7.6%)
  Accenture Ltd.                                     39,900(a)              718
  Adobe Systems, Inc.                                19,200                 476
  Affiliated Computer Services, Inc., Class A        15,700(a)              827
  Business Objects S.A. ADR                          34,500(a)              518
  Cadence Design Systems, Inc.                       50,045(a)              590
  Certegy, Inc.                                      19,400(a)              476
  DST Systems, Inc.                                  69,394(a)            2,467
  Legato Systems, Inc.                               30,094(a)              151
  PeopleSoft, Inc.                                   77,400(a)            1,416
  Peregrine Systems, Inc.                           495,000(a)               39
  Siebel Systems, Inc.                              198,900(a)            1,488
  SunGard Data Systems, Inc.                         26,100(a)              615
  Synopsys, Inc.                                     11,100(a)              512
  VERITAS Software Corp.                            119,800(a)            1,871
--------------------------------------------------------------------------------
                                                                         12,164
===============================================================================
TELECOM EQUIPMENT (0.4%)
  Polycom, Inc.                                      44,000(a)              419
  Powerwave Technologies, Inc.                       24,900(a)              134
--------------------------------------------------------------------------------
                                                                            553
===============================================================================
TOTAL TECHNOLOGY                                                         23,823
===============================================================================
UTILITIES (7.9%)
ELECTRIC POWER (6.5%)
  Allegheny Energy, Inc.                            351,100               2,654
  Ameren Corp.                                       16,600                 690
  Black Hills Corp.                                   2,000                  53
  Calpine Corp.                                     451,700(a)            1,473
  DQE, Inc.                                          54,200                 826
  DTE Energy Co.                                          1                  --@
  Edison International                               78,593(a)              931

    The accompanying notes are an integral part of the financial statements.

                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
UTILITIES (CONT'D)
  Energy East Corp.                                  48,945            $  1,081
  Exelon Corp.                                       23,500               1,240
  Mirant Corp.                                       45,996(a)               87
  Pepco Holdings, Inc.                                  400                   8
  Pinnacle West Capital Corp.                        13,700                 467
  Progress Energy, Inc.                               3,400                 147
  Public Service Enterprise Group, Inc.              25,200                 809
--------------------------------------------------------------------------------
                                                                         10,466
===============================================================================
NATURAL GAS PIPELINES (1.1%)
  Enbridge Energy Management, LLC                     8,101                 304
  Kinder Morgan Management, LLC                      25,327(a)              800
  Sempra Energy                                      26,600                 629
--------------------------------------------------------------------------------
                                                                          1,733
===============================================================================
TELEPHONE SERVICES (0.3%)
  Broadwing, Inc.                                    22,500(a)               79
  Triton PCS Holdings, Inc.                          91,492(a)              360
--------------------------------------------------------------------------------
                                                                            439
===============================================================================
TOTAL UTILITIES                                                          12,638
===============================================================================
  TOTAL COMMON STOCKS (COST $170,416)                                   154,916
===============================================================================

                                                       FACE
                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.3%)
REPURCHASE AGREEMENT (4.3%)
  J.P. Morgan Securities Inc., 1.05%,
    dated 12/31/02, due 1/02/03
    (COST $6,904)                                   $ 6,904(b)            6,904
===============================================================================
TOTAL INVESTMENTS (101.2%) (COST $177,320)                              161,820
===============================================================================

                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
OTHER ASSETS (2.7%)
  Cash                                              $     1
  Receivable for Investments Sold                     3,937
  Receivable for Portfolio Shares Sold                  292
  Dividends Receivable                                  146
  Other                                                   2               4,378
===============================================================================

                                                     AMOUNT              AMOUNT
                                                      (000)               (000)
---------------------------------------------------------------------------------
LIABILITIES (-3.9%)
  Payable for Investments Purchased                $ (5,778)
  Investment Advisory Fees Payable                     (295)
  Payable for Portfolio Shares Redeemed                (134)
  Administrative Fees Payable                           (35)
  Shareholder Reporting Expense Payable                 (16)
  Custodian Fees Payable                                (11)
  Professional Fees Payable                              (7)
  Directors' Fees and Expenses Payable                   (4)          $ (6,280)
===============================================================================
NET ASSETS (100%)                                                     $ 159,918
===============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 15,251,864 outstanding $0.001
    par value shares
    (authorized 500,000,000 shares)                                   $   10.49
===============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $ 217,818
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                         (3)
Accumulated Net Realized Gain (Loss)                                   (42,397)
Unrealized Appreciation (Depreciation)
  on Investments                                                       (15,500)
--------------------------------------------------------------------------------
NET ASSETS                                                            $ 159,918
===============================================================================

(a) -- Non-income producing security

(b) -- The repurchase agreement is fully collateralized by U.S. governmentand/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

  @ -- Amount or value is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Mid Cap Value Portfolio

Statement of Operations

                                                                                        YEAR ENDED
                                                                                 DECEMBER 31, 2002
                                                                                             (000)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                              $   1,355
  Interest                                                                                     132
---------------------------------------------------------------------------------------------------
    Total Income                                                                             1,487
---------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                   1,267
  Administrative Fees                                                                          423
  Shareholder Reporting                                                                         64
  Custodian Fees                                                                                52
  Professional Fees                                                                             41
  Directors' Fees and Expenses                                                                   6
  Other                                                                                         29
---------------------------------------------------------------------------------------------------
    Total Expenses                                                                           1,882
---------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                            (111)
---------------------------------------------------------------------------------------------------
    Net Expenses                                                                             1,771
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                 (284)
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                        (27,405)
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                             (30,469)
---------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           (57,874)
---------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $(58,158)
==================================================================================================

Statement of Changes in Net Assets

                                                                                YEAR ENDED           YEAR ENDED
                                                                         DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                                     (000)                (000)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                   $   (284)            $    (50)
  Net Realized Gain (Loss)                                                        (27,405)             (13,353)
  Change in Unrealized Appreciation (Depreciation)                                (30,469)               11,893
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations               (58,158)              (1,510)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                                     --                (141)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                                       112,539              125,529
  Distributions Reinvested                                                              --                  141
  Redeemed                                                                        (63,443)             (41,272)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions                                                            49,096               84,398
----------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                          (9,062)               82,747

NET ASSETS:
  Beginning of Period                                                              168,980               86,233
----------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income
    (accumulated net investment loss) of $(3) and $0, respectively)              $ 159,918            $ 168,980
----------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                8,998                8,754
    Shares Issued on Distributions Reinvested                                           --                    9
    Shares Redeemed                                                                (5,349)              (2,892)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                            3,649                5,871
===============================================================================================================

     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                     YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                   2002#          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  14.56      $  15.05       $ 15.62       $ 14.92       $ 13.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     (0.02)        (0.00)+        0.02          0.03          0.04
  Net Realized and Unrealized Gain (Loss)                          (4.05)        (0.47)         1.62          2.81          2.04
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               (4.07)        (0.47)         1.64          2.84          2.08
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --            --         (0.02)        (0.03)        (0.03)
  Net Realized Gain                                                   --         (0.02)        (2.19)        (2.11)        (0.45)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               --         (0.02)        (2.21)        (2.14)        (0.48)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  10.49      $  14.56       $ 15.05       $ 15.62       $ 14.92
================================================================================================================================
TOTAL RETURN                                                      (27.95)%       (3.15)%       10.75%        20.19%        15.85%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                               $159,918      $168,980       $86,233       $54,107       $31,381
Ratio of Expenses to Average Net Assets                             1.05%         1.05%         1.05%         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.17)%       (0.04)%        0.15%         0.21%         0.42%
Portfolio Turnover Rate                                              145%          173%          234%          248%          228%
---------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)           $   0.01      $   0.01       $  0.03       $  0.04       $  0.05
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                  1.12%         1.10%         1.27%         1.37%         1.57%
    Net Investment Income (Loss) to Average Net Assets             (0.24)%       (0.09)%       (0.07)%       (0.11)%       (0.10)%
---------------------------------------------------------------------------------------------------------------------------------

+   Amount is less than $0.005 per share

# Per share amounts for the year ended December 31, 2002 are based on average shares outstanding

     The accompanying notes are an integral part of the financial statement

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2002

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of fourteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                 FROM $500
                  FIRST $500    MILLION TO     MORE THAN
PORTFOLIO            MILLION    $1 BILLION    $1 BILLION
---------------------------------------------------------
Mid Cap Value           0.75%         0.70%         0.65%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of

JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $3,211 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the year ended December 31, 2002, Directors' Fees and Expenses were increased by approximately $1,850 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                                          (000)
                   ----------------------------------------------------
                      2002 DISTRIBUTIONS          2001 DISTRIBUTIONS
                          PAID FROM:                  PAID FROM:
                   ------------------------    ------------------------
                   ORDINARY       LONG-TERM    ORDINARY       LONG-TERM
PORTFOLIO            INCOME    CAPITAL GAIN      INCOME    CAPITAL GAIN
------------------------------------------------------------------------
Mid Cap Value         $ --       $ --             $ --       $141

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, there were no distributable earnings on a tax basis.

At December 31, 2002, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                      NET
    COST     APPRECIATION    DEPRECIATION    DEPRECIATION
   (000)            (000)           (000)           (000)
----------------------------------------------------------
$188,975          $ 6,340       $(33,495)       $(27,155)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $30,739,000, of which, $8,641,000 will expire on December 31, 2009, and $22,098,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $2,000.

G. OTHER: For the year ended December 31, 2002, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $287,362,000 and $236,821,000,

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2002

Notes to Financial Statements (cont'd)

respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2002.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

Report of Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
MID CAP VALUE PORTFOLIO

We have audited the accompanying statement of net assets of the Mid Cap Value Portfolio (one of the portfolios constituting the Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid Cap Value Portfolio of the Universal Institutional Funds, Inc. at
December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP


Boston, Massachusetts
February 7, 2003

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Overview

Director and Officer Information (Unaudited)

Independent Directors:

                                                 TERM OF
                                                 OFFICE AND
                                                 LENGTH OF
NAME, AGE AND ADDRESS OF      POSITION(S) HELD   TIME
DIRECTOR                      WITH REGISTRANT    SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------   ----------------   ----------   --------------------------------------------------
John D. Barrett II (67)       Director           Director     Chairman and Director of Barrett Associates, Inc.
565 Fifth Avenue                                 since 1996   (investment counseling).
New York, NY 10017

Thomas P. Gerrity (61)        Director           Director     Professor of Management, formerly, Dean,
219 Grays Lane                                   since 2001   Wharton School of Business, University of
Haverford, PA 19041                                           Pennsylvania; formerly, Director, IKON Office
                                                              Solutions, Inc., Fiserv, Digital Equipment
                                                              Corporation, Investor Force Holdings, Inc. and
                                                              Union Carbide Corporation.

Gerard E. Jones (65)          Director           Director     Of Counsel, Shipman & Goodwin, LLP (law firm).
Shipman & Goodwin, LLP                           since 1996
43 Arch Street
Greenwich, CT 06830

Joseph J. Kearns (60)         Director           Director     Investment consultant; formerly, CFO of The J.
6287 Via Escondido                               since 2001   Paul Getty Trust.
Malibu, CA 90265

Vincent R. McLean (71)        Director           Director     Formerly, Executive Vice President, Chief
702 Shackamaxon Drive                            since 2001   Financial Officer, Director and Member of the
Westfield, NJ 07090                                           Executive Committee of Sperry Corporation (now
                                                              part of Unisys Corporation).

C. Oscar Morong, Jr. (67)     Director           Director     Managing Director, Morong Capital Management;
1385 Outlook Drive West                          since 2001   formerly, Senior Vice President and Investment
Mountainside, NJ 07092                                        Manager for CREF, TIAA-CREF Investment
                                                              Management, Inc. (investment management);
                                                              formerly, Director, The Indonesia Fund (mutual
                                                              fund).

William G. Morton, Jr. (65)   Director           Director     Chairman Emeritus and former Chief Executive
304 Newbury Street, #560                         since 2000   Officer of Boston Stock Exchange.
Boston, MA 02115

Michael Nugent (66)           Director           Director     General Partner, Triumph Capital, L.P. (private
c/o Triumph Capital, L.P.                        since 2001   investment partnership); formerly, Vice President,
237 Park Avenue                                               Bankers Trust Company and BT Capital
New York, NY 10017                                            Corporation.

Fergus Reid (70)              Director           Director     Chairman and Chief Executive Officer of Lumelite
85 Charles Colman Blvd.                          since 1996   Plastics Corporation.
Pawling, NY 12564

                              NUMBER OF
                              PORTFOLIOS IN
                              FUND COMPLEX
NAME, AGE AND ADDRESS OF      OVERSEEN BY
DIRECTOR                      DIRECTOR**      OTHER DIRECTORSHIPS HELD BY DIRECTOR
----------------------------   -------------   ---------------------------------------
John D. Barrett II (67)       71              Director of the Ashforth Company (real
565 Fifth Avenue                              estate).
New York, NY 10017

Thomas P. Gerrity (61)        71              Director, ICG Commerce, Inc.; Sunoco;
219 Grays Lane                                Fannie Mae; Reliance Group Holdings,
Haverford, PA 19041                           Inc., CVS Corporation and
                                              Knight-Ridder, Inc.

Gerard E. Jones (65)          72              Director of Tractor Supply Company,
Shipman & Goodwin, LLP                        Tiffany Foundation, Fairfield County
43 Arch Street                                Foundation and The India Magnum Fund
Greenwich, CT 06830                           Ltd.

Joseph J. Kearns (60)         71              Director, Electro Rent Corporation and
6287 Via Escondido                            The Ford Family Foundation.
Malibu, CA 90265

Vincent R. McLean (71)        71              Director, Banner Life Insurance Co.;
702 Shackamaxon Drive                         William Penn Life Insurance Company of
Westfield, NJ 07090                           New York.

C. Oscar Morong, Jr. (67)     71              Trustee of the mutual funds in the
1385 Outlook Drive West                       Smith Barney/CitiFunds fund complex.
Mountainside, NJ 07092

William G. Morton, Jr. (65)   71              Director of Radio Shack Corporation
304 Newbury Street, #560                      (electronics).
Boston, MA 02115

Michael Nugent (66)           194             Director of various business
c/o Triumph Capital, L.P.                     organizations; Chairman of the
237 Park Avenue                               Insurance Committee and Director or
New York, NY 10017                            Trustee of the retail families of funds
                                              advised by Morgan Stanley Investment
                                              Advisors Inc.

Fergus Reid (70)              72              Trustee and Director of approximately
85 Charles Colman Blvd.                       30 investment companies in the JPMorgan
Pawling, NY 12564                             Funds complex managed by JPMorgan
                                              Investment Management Inc., Director of
                                              The India Magnum Fund Ltd.

Interested Directors:

                                                 TERM OF
                                                 OFFICE AND
                                                 LENGTH OF
NAME, AGE AND ADDRESS OF      POSITION(S) HELD   TIME
DIRECTOR                      WITH REGISTRANT    SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------   ----------------   ----------   --------------------------------------------------
Barton M. Biggs (70)          Chairman and       Chairman     Chairman, Director and Managing Director of
1221 Avenue of the Americas   Director           and          Morgan Stanley Investment Management Inc. and
New York, NY 10020                               Director     Chairman and Director of Morgan Stanley
                                                 since 1996   Investment Management Limited; Managing
                                                              Director of Morgan Stanley & Co. Incorporated;
                                                              Director and Chairman of the Board of various
                                                              U.S. registered companies managed by Morgan
                                                              Stanley Investment Management Inc.

Ronald E. Robison (63)        President and      President    President and Trustee; Chief Global Operations
1221 Avenue of the Americas   Director           and          Officer and Managing Director of Morgan Stanley
New York, NY 10020                               Director     Investment Management Inc.; Managing Director
                                                 since 2001   of Morgan Stanley & Co. Incorporated; formerly,
                                                              Managing Director and Chief Operating Officer of
                                                              TCW Investment Management Company; Director and
                                                              President of various funds in the Fund Complex.

                              NUMBER OF
                              PORTFOLIOS IN
                              FUND COMPLEX
NAME, AGE AND ADDRESS OF      OVERSEEN BY
DIRECTOR                      DIRECTOR**      OTHER DIRECTORSHIPS HELD BY DIRECTOR
----------------------------   -------------   ---------------------------------------
Barton M. Biggs (70)          72              Member of the Yale Development Board
1221 Avenue of the Americas
New York, NY 10020

Ronald E. Robison (63)        72
1221 Avenue of the Americas
New York, NY 10020

-----------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Overview

Director and Officer Information (cont'd)

Officers:

                                                                TERM OF OFFICE
                                             POSITION(S) HELD   AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT    TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------   ----------------   ---------------   ------------------------------------------------
Ronald E. Robison (63)                       President and      President since   Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    Director           2001              Director of Morgan Stanley Investment Management
1221 Avenue of the Americas                                                       Inc.; Director and President of various U.S.
New York, NY 10020                                                                registered investment companies managed by
                                                                                  Morgan Stanley Investment Management Inc.;
                                                                                  previously, Managing Director and Chief
                                                                                  Operating Officer of TCW Investment Management
                                                                                  Company.

Stefanie V. Chang (36)                       Vice President     Vice President    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       since 1997        Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc.; formerly, practiced law with
New York, NY 10020                                                                the New York law firm of Rogers & Wells (now
                                                                                  Clifford Chance US LLP); Vice President of
                                                                                  certain funds in the Fund Complex.

Lorraine Truten (41)                         Vice President     Vice President    Executive Director of Morgan Stanley Investment
Morgan Stanley Investment Management Inc.                       since 2001        Management Inc.; Head of Global Client Services,
1221 Avenue of the Americas                                                       Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                President, Morgan Stanley Fund Distribution,
                                                                                  Inc. formerly, President of Morgan Stanley
                                                                                  Institutional Fund Trust; Vice President of
                                                                                  certain funds in the Fund Complex.

Mary E. Mullin (35)                          Secretary          Secretary since   Vice President of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       1999              Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc.; formerly, practiced law with
New York, NY 10020                                                                the New York law firms of McDermott, Will &
                                                                                  Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                  LLP; Secretary of certain funds in the Fund
                                                                                  Complex.

James W. Garrett (34)                        Treasurer          Treasurer since   Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       2002              Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas                                                       Management Inc. and Treasurer of various U.S.
New York, NY 10020                                                                registered investment companies managed by
                                                                                  Morgan Stanley Investment Management Inc.;
                                                                                  formerly, with Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Belinda A. Brady (34)                        Assistant          Assistant         Fund Administration Senior Manager, J.P. Morgan
J.P. Morgan Investor Services Co.            Treasurer          Treasurer since   Investor Services Co. (formerly, Chase Global
73 Tremont Street                                               2001              Funds Services Company); formerly Senior Auditor
Boston, MA 02108-3913                                                             at Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP); Assistant Treasurer
                                                                                  of certain funds in the Fund Complex.

-----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

INVESTMENT ADVISER AND ADMINISTRATOR            LEGAL COUNSEL
Morgan Stanley Asset Management                 Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas                     1675 Broadway
New York, New York 10020                        New York, New York 10019-5820

DISTRIBUTOR                                     INDEPENDENT AUDITORS
Morgan Stanley & Co. Incorporated               Ernst & Young LLP
1221 Avenue of the Americas                     200 Clarendon Street
New York, New York 10020                        Boston, Massachusetts 02116-5072

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                       STATEMENT OF ADDITIONAL INFORMATION

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 1-800-548-7786

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated January __, 2004 for the Special Meeting of Shareholders of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund to be held on March 26, 2004. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the UIF Funds, 1221 Avenue of the Americas, New York, New York 10020, or by calling 1-800-548-7786. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

     Further information about the UIF Funds is contained in and incorporated by reference to UIF's Statement of Additional Information ("SAI") dated May 1, 2003, insofar as it relates to the UIF Funds participating in the Reorganizations. No other part of the SAI is incorporated by reference herein. The audited financial statements and related independent auditors' report for the UIF Funds contained in the Annual Report for the fiscal year ended December 31, 2002 are hereby incorporated herein by reference insofar as they relate to the UIF Funds participating in the Reorganizations. The unaudited financial statements for the UIF Funds contained in the Semi-Annual Report for the period ended June 30, 2003 are hereby incorporated herein by reference insofar as they relate to the UIF Funds participating in the Reorganizations. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

     Further information about the LSA Funds is contained in and incorporated by reference to the Funds' Statement of Additional Information dated May 1, 2003, insofar as it relates to the LSA Funds participating in the Reorganizations. The audited financial statements and related independent auditors' report for the LSA Funds contained in the Annual Report for the fiscal year ended December 31, 2002 are hereby incorporated by reference insofar as they relate to the LSA Funds participating in the Reorganizations. The unaudited financial statements for the LSA Funds contained in the Semi-Annual Report for the period ended June 30, 2003 is hereby incorporated herein by reference insofar as they relate to the LSA Funds participating in the Reorganizations.

     Pro forma financial statements are not required since the assets of each of the LSA Equity Growth Fund, the LSA Capital Growth Fund, the LSA Blue Chip Fund and the combined LSA Funds are substantially smaller than the UIF Equity Growth Portfolio, and the assets of each of the LSA Mid Cap Value Fund, the LSA Diversified Mid-Cap Fund and the combined LSA Funds are substantially smaller than the UIF U.S. Mid Cap Value Portfolio.

     The date of this Statement of Additional Information is January ___, 2004.

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA EQUITY GROWTH FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Equity Growth Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Equity Growth Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Equity Growth Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA CAPITAL GROWTH FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Capital Growth Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Capital Growth Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Capital Growth Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                               LSA BLUE CHIP FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Blue Chip Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Blue Chip Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Blue Chip Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA MID CAP VALUE FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Mid Cap Value Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Mid Cap Value Fund to the UIF U.S. Mid Cap Value Portfolio in exchange for shares of the UIF U.S. Mid Cap Value Portfolio, which will be distributed to shareholders of the LSA Mid Cap Value Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                          LSA DIVERSIFIED MID-CAP FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Diversified Mid-Cap Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Diversified Mid-Cap Fund to the UIF U.S. Mid Cap Value Portfolio in exchange for shares of the UIF U.S. Mid Cap Value Portfolio, which will be distributed to shareholders of the LSA Diversified Mid-Cap Fund.

                 [ ] For                [ ] Against          [ ] Abstain

         The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

     Reference is made to Article Seven of Registrant's Articles of Incorporation, which is incorporated by reference herein:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, offices and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)(a) Articles of Incorporation are incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002517) on May 1, 1996.

(1)(b) Articles of Amendment to Articles of Incorporation (changing Growth Portfolio to Equity Growth Portfolio) are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-004685) on June 24, 1997.

(1)(c) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-00610) on April 15, 1998.

(1)(d) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the investment advisers) are incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(1)(e) Articles Supplementary to Articles of Incorporation (adding Active International Allocation Portfolio) are incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

(1)(f) Articles Supplementary to Articles of Incorporation (adding Technology and Targeted Duration Portfolios) are incorporated by reference to Exhibit (a)(6) to Post- Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(1)(g) Articles of Amendment to Articles of Incorporation (changing name of the Fund) are incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000805) on May 4, 2000.

(1)(h) Form of Articles Supplementary to Articles of Incorporation (adding Investment Grade Fixed Income Portfolio) are incorporated by reference to Exhibit (a)(8) to Post- Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(1)(i) Articles of Amendment to Articles of Incorporation (changing Global Equity Portfolio to Global Value Equity Portfolio) are incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the securities and exchange commission via EDGAR (Accession No. 001036050-01-500414) on April 30, 2001.

(1)(j) Articles of Amendment to Articles of Incorporation (adding Capital Preservation Portfolio) are incorporated by reference to Exhibit
            (a)(9) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-000967) on April 30, 2002.

(1)(k) Articles of Amendment to the Articles of Incorporation (adding "Class II" shares of each Portfolio, and redesignating the existing shares as "Class I" shares) are incorporated by reference to Exhibit
            (a)(10) to Post- Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-00469) on June 27, 2002.

(1)(l) Articles of Amendment to the Articles of Incorporation (adding Global Franchise and Equity and Income) are incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-000229) on January 16, 2003.

(1)(m) Articles of Amendment to the Articles of Incorporation (adding Small Company Growth Portfolio and changing the name of Mid Cap Value Portfolio) are incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-002809) on April 1, 2003.

(2) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002517) on May 1, 1996.

(3)         Not Applicable

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement

(5)         Not Applicable

(6)(a) Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000074) on January 28, 1998.

(6)(b) Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc. with respect to the U.S. Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(7)         Distribution Agreement between Registrant and Morgan Stanley & Co.
            Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000610) on April 15, 1998.

(8)         Not Applicable

(9)(a) Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(9)(b) Amendment to Custody Fee Schedule effective October 1, 2002, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607) as filed with the Securities and Exchange Commission via EDGAR (Accession No.
            0000950130-03-003104) on April 9, 2003.

(9)(c) International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank) is incorporated by reference to Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(10)(a) 12b-1 Distribution Plan with respect to "Class II" shares of each Portfolio, is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-02-00469) on June 27, 2002.

(10)(b) 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000950130-02-00469) on June 27, 2002.

(11) Opinion of Counsel is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(12)        Form of Tax Opinion is filed herewith

(13)(a) Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(13)(b) Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd,
            LLP) is incorporated by reference to Exhibit h(2) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(13)(c) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(13)(d) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd, LLP) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000715) on April 1, 1999.

(13)(e) Assignment and Assumption Agreement dated May 1, 2002, between Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd,
            LP) and Morgan Stanley Investment Management Inc., relating to the assignment of the Administration Agreement dated September 9, 1996 between Registrant and Miller Anderson & Sherrerd, LP, from Miller Anderson & Sherrerd LP to Morgan Stanley Investment Management, Inc. is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-07607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950130-03-003104) on April 9, 2003.

(14)(a)     Consent of Ernst Young LLP is filed herewith

(14)(b)     Consent of Deloitte & Touche LLP is filed herewith

(15)        Not Applicable

(16)        Not Applicable.

Item 17.    Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of January, 2004.

                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                     /s/ Ronald E. Robison
                                     -------------------------------------------
                                     By:  Ronald E. Robison
                                     Title: Executive Vice President and
                                            Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 7th day of January, 2004.

--------------------------------------------------------------------------------------------
               Signature                       Title                         Date
--------------------------------------------------------------------------------------------
/s/ Ronald E. Robison              Executive Vice President and         January 7, 2004
---------------------------        Principal Executive Officer
Ronald E. Robison
--------------------------------------------------------------------------------------------

/s/ James Garrett                       Treasurer and Chief             January 7, 2004
---------------------------              Financial Officer
James Garrett
--------------------------------------------------------------------------------------------
Majority of Directors
--------------------------------------------------------------------------------------------

/s/ Michael Bozic
---------------------------
Michael Bozic                                Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Charles A. Fiumefreddo
---------------------------
Charles A. Fiumefreddo                 Chairman and Director            January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Edwin J. Garn
---------------------------
Edwin J. Garn                                Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Wayne E. Hedien
---------------------------
Wayne E. Hedien                              Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ James F. Higgins
---------------------------
James F. Higgins                              Director                  January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Dr. Manuel H. Johnson
 --------------------------
Dr. Manuel H. Johnson                        Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Joseph  J. Kearns
---------------------------
Joseph  J. Kearns                            Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Michael E. Nugent
---------------------------
Michael E. Nugent                            Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Philip J. Purcell
---------------------------
Philip J. Purcell                            Director                   January 7, 2004
--------------------------------------------------------------------------------------------

/s/ Fergus Reid
---------------------------
Fergus Reid                                  Director                   January 7, 2004
--------------------------------------------------------------------------------------------

                                  EXHIBIT INDEX

EX-99.12     Form of Tax Opinion.
EX-99.14(a)  Consent of Ernst & Young LLP.
EX-99.14(b)  Consent of Deloitte & Touche LLP.
EX-99.14(c)  Consent of Mayer, Brown, Rowe & Maw LLP